SUPPLEMENT Dated May 1, 2014
To the Prospectus Dated May 1, 2014

ING SmartDesign Variable Annuity

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call
Customer Service at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATIONS

The Board of Trustees of Voya Investors Trust and the Board of Directors of Voya Partners, Inc. approved separate proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving
Portfolios”:

Merging Portfolios	Surviving Portfolios
VY BlackRock Health Sciences Opportunities Portfolio (Class S)
VY BlackRock Large Cap Growth Portfolio (Class S)	Voya Large Cap Growth Portfolio[1] (Class S)
VY Marsico Growth Portfolio (Class S)
VY MFS Utilities Portfolio (Class S)	Voya Large Cap Value Portfolio (Class S)
VY MFS Total Return Portfolio (Class S)	VY Invesco Equity and Income Portfolio[1] (Class S)
[1] These portfolios are closed to new investments and transfers.

Subject to shareholder approval, the reorganizations are expected to take place on or about July 18, 2014
(the “Reorganization Date”), resulting in a shareholder of each Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the corresponding
Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging
Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in each Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to each Merging Portfolio will be automatically allocated to the corresponding Surviving
Portfolio, if the Surviving Portfolio is then available to new investments. If the Surviving Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by calling
Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted. For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer Service.

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Deferred Combination Variable and Fixed Annuity Prospectus
ING SMARTDESIGN VARIABLE ANNUITY

May 1, 2014

The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by
ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us,” “our”). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual
Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. We no longer offer this contract for sale to new purchasers. The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See “Premium Bonus Option — Suitability.” The premium bonus option may not be available in all states.

Investment Options. The contract offers variable investment options and a fixed interest option. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page.
Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III — Description of
Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling Customer Service at 800-366-0066. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the May 1, 2014, Statement of Additional Information
(“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain free of charge the most recent annual and/or quarterly report of ING USA Annuity and Life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and
Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-57218. You may call 1-202-551-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

SD Variable Annuity - 57218

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

  ING USA Guaranteed Account (the Guaranteed Account)
  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account.
However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC.
The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Topics – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

SD Variable Annuity - 57218

The investment portfolios that comprise the subaccounts currently open and available to new premiums and transfers under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)	VY Baron Growth Portfolio (Class S)
Voya EURO STOXX 50® Index Portfolio (Class ADV)	VY BlackRock Health Sciences Opportunities Portfolio (Class S)
Voya FTSE 100 Index® Portfolio (Class ADV)	VY BlackRock Inflation Protected Bond Portfolio (Class S)
Voya Global Perspectives Portfolio (Class ADV)*	VY BlackRock Large Cap Growth Portfolio (Class S)
Voya Global Resources Portfolio (Class ADV)	VY Columbia Contrarian Core Portfolio (Class S)
Voya Global Value Advantage Portfolio (Class S)	VY DFA World Equity Portfolio (Class S)*
Voya Growth and Income Portfolio (Class ADV)	VY FMRSM Diversified Mid Cap Portfolio (Class S)
Voya Hang Seng Index Portfolio (Class S)	VY Franklin Income Portfolio (Class S)
Voya High Yield Portfolio ( Class S)	VY Franklin Mutual Shares Portfolio (Class S)
Voya Intermediate Bond Portfolio (Class S)	VY Franklin Templeton Founding Strategy Portfolio (Class S)*
Voya International Index Portfolio (Class ADV)	VY Invesco Comstock Portfolio (Class S)
Voya Japan TOPIX Index® Portfolio (Class ADV)	VY Invesco Equity and Income Portfolio (Class S2)
Voya Large Cap Growth Portfolio (Class ADV)	VY Invesco Growth and Income Portfolio (Class S)
Voya Large Cap Value Portfolio (Class S)	VY JPMorgan Emerging Markets Equity Portfolio (Class S)
Voya Liquid Assets Portfolio (Class S)	VY JPMorgan Small Cap Core Equity Portfolio (Class S)
Voya MidCap Opportunities Portfolio (Class S)	VY Marsico Growth Portfolio (Class S)
Voya Multi-Manager Large Cap Core Portfolio (Class S)	VY MFS Total Return Portfolio (Class S)
Voya Retirement Conservative Portfolio (Class ADV)*	VY MFS Utilities Portfolio (Class S)
Voya Retirement Growth Portfolio (Class ADV)*	VY Morgan Stanley Global Franchise Portfolio (Class S)
Voya Retirement Moderate Growth Portfolio (Class ADV)*	VY Oppenheimer Global Portfolio (Class S)
Voya Retirement Moderate Portfolio (Class ADV)*	VY T. Rowe Price Capital Appreciation Portfolio (Class S)
Voya Russell™ Large Cap Growth Index Portfolio (Class S)	VY T. Rowe Price Equity Income Portfolio (Class S)
Voya RussellTM Large Cap Index Portfolio (Class S)	VY T. Rowe Price Growth Equity Portfolio (Class S)
Voya Russell™ Large Cap Value Index Portfolio (Class S)	VY T. Rowe Price International Stock Portfolio (Class S)
Voya Russell™ Mid Cap Growth Index Portfolio (Class S)	VY Templeton Foreign Equity Portfolio (Class S)
Voya RussellTM Mid Cap Index Portfolio (Class S)	VY Templeton Global Growth Portfolio (Class S)
Voya RussellTM Small Cap Index Portfolio (Class S)
Voya Small Company Portfolio (Class S)
Voya U. S. Bond Index Portfolio (Class S)

*	These investment portfolios are offered in a “fund of funds” structure. See “The Trusts and Funds” for more information about these investment portfolios.

In connection with the rebranding of ING U.S. as Voya FinancialTM, effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

More information can be found in the appendices. See Appendix IV for all subaccounts and valuation information. Appendix III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

SD Variable Annuity - 57218

SD Variable Annuity – 57218

CONTRACT OVERVIEW
The following is intended as a summary. Please read each section of this prospectus for additional detail.
Questions:
Contacting the Company. To answer your questions, contact your sales representative or write or call Customer Service at:
P.O. Box 9271
Des Moines, IA 50306-9271
1-800-366-0066

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in
“good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following address when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
ING USA Annuity and Life	ING USA Annuity and Life
Insurance Company	Insurance Company
Attn: Customer Service	Attn: Customer Service
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term
“contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “Purchase and Rights” for age maximums on the calculation of death benefits. The differences are summarized as follows:

	Option Package I			Option Package II			Option Package III

Mortality and Expense
Risk Charge[1]:	0.80%			1.10%			1.25%
Death Benefit[2] on Death	The greater of:		The greatest of:			The greatest of:
of the Annuitant[3]:	(1) The sum of all purchase		(1)	The sum of all purchase		(1)	The sum of all purchase
	payments, adjusted for			payments, adjusted for			payments, adjusted for
	amounts withdrawn or			amounts withdrawn or			amounts withdrawn or
	applied to an income			applied to an income			applied to an income
	phase payment option as			phase payment option as			phase payment option as
	of the claim date; or			of the claim date; or			of the claim date; or
	(2) The account value on the		(2)	The account value on the		(2)	The account value on the
	claim date.			claim date; or			claim date; or
			(3)	The “step-up value” on the		(3)	The “step-up value” on
				claim date.			the claim date; or
						(4)	The “roll-up value” on the
							claim date.
Minimum Initial	Non-			Non-			Non-
Purchase Payment[4]:	Qualified:	Qualified:	Qualified:		Qualified:	Qualified:		Qualified:
	$15,000	$1,500		$5,000	$1,500		$5,000	$1,500

SD Variable Annuity – 57218			1

Free Withdrawals[5]:	10% of your account value	10% of your account value	10% of your account value
	each account year, non-	each account year, non-	each account year, cumulative
	cumulative.	cumulative.	to a maximum 30%.
Nursing Home Waiver
— Waiver of Early	Not
Withdrawal Charge:	Available	Available	Available

1	See “Fee Table” and “Fees.”
2	See “Death Benefit.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium
Bonus Option—Forfeiture.”
3	When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
4	See “Purchase and Rights.”
5	See “Fees.”

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See “Premium Bonus Option.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See “Fee Table” and “Fees.”

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

· If you exercise your free look privilege and cancel your contract. See “Premium Bonus Option—Forfeiture” and
“Right to Cancel.”

· If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option—
Forfeiture” and “Death Benefit—Premium Bonus.”

· Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See “Premium Bonus Option—Forfeiture” and “Withdrawals.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “Premium Bonus Option—Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days of an account anniversary.
  Certain minimum account values must be met.

See “Transfers Between Option Packages.”

Free Look/Right to Cancel. You may cancel your contract within ten days (some states allow you more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See “Death Benefit.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “The Income Phase.”

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Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances.
See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See
Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs ) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-
qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you.
You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Federal
Tax Considerations.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

  Fixed Interest Options; or
  Variable Investment Options. (The variable investment options are the subaccounts of Separate Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

  Receive income phase payments for a specified period of time or for life;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides for payments to your beneficiary; or
  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

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FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees

Early Withdrawal Charge
(As a percentage of payments withdrawn.)

Years from Receipt
of Purchase Payment	Early Withdrawal Charge

Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Annual Maintenance Fee	$30.00[1]
Transfer Charge	$10.00[2]
Overnight Charge	$20.00[3]

1 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees –
Transaction Fees – Annual Maintenance Fee.”

2 We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “Fees – Transaction Fees – Transfers” for additional information.

3 You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

If You Do Not Elect the Premium Bonus Option

All Account
Years
Option Package I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

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If You Elect the Premium Bonus Option

	Account Years	After the 7th
	1–7	Account Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

If You Elect the Premium Bonus Option and Invest in the GET Fund*

		After the 7th
	Account Years	Account
	1–7	Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	1.95%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.25%	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.40%	1.40%

*	The GET Fund guarantee charge applies during each five-year guarantee period to amounts invested in the GET
Fund investment option only. See “Investment Options — Variable Investment Options” for additional information. Effective June 21, 2007, no new series of the GET Fund are available.

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Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service	0.53%	2.57%[2]
(12b-1) fees[1] , and other expenses):

1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another.
For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

2 Excludes 0.66% of non-recurring offering expenses. If these extraordinary expenses were included, the maximum total annual trust or fund operating expenses would have been 3.23%.

Examples:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000, in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1) If you surrender your contract at the end of the applicable time period: *
	1 year	3 years	5 years	10 years
	$1,216	$2,045	$2,871	$4,981
	2) If you annuitize at the end of the applicable time period: **
	1 year	3 years	5 years	10 years
	$516	$1,545	$2,571	$4,981
	3) If you do not surrender your contract:
	1 year	3 years	5 years	10 years
	$516	$1,545	$2,571	$4,981
*	This example reflects deduction of an early withdrawal charge using the early withdrawal charge
	schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000.
**	This example does not apply during the income phase if you selected a nonlifetime income phase
	payment option with variable payments and take a lump-sum withdrawal after payments start. In this
	case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be
	subject to an early withdrawal charge (refer to Example 1).

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Fund Fee Information

The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable)
charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.
Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see
“Fees – Fund Expenses” for more information.

Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus we provide condensed financial information about Separate Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract for the lowest and highest combination of asset-based charges. Complete information is available in the Statement of Additional Information.

Financial Statements
The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

PURCHASE AND RIGHTS

How to Purchase
Please note that this contract is no longer available to purchase.

· Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

· Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics – Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

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· Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts.
Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date you apply for your account is 80. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or over, you may want to consider whether choosing one of these options is in your best interest. See “Death Benefit” for a description of the calculation of death benefits above certain ages. The contract may not be available to all issue ages through all broker-dealers.

Your Rights Under the Contract

· Individual Contracts. You have all contract rights.
· Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.
· Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

· One lump sum;
· Periodic payments; or
· Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See
“Premium Bonus Option – Suitability.”

Purchase Payment Amounts.
The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

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	Option		Option		Option
	Package I		Package II		Package III
Minimum Initial
Purchase Payment	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than
$1,000,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

  The size and type of the prospective group, if any, to which the reduction would apply;
  The method and frequency of purchase payments to be made under the contract; and
  The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received.
We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission.
If the application is rejected, the application and any purchase payments will be returned to you.

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

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Other Contracts. We and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same subaccounts. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that these are alternative options available, and, if you are interested in learning more about these other products, contact Customer Service or your registered representative.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states allow you more than ten days) by returning it to Customer Service along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation.
Unless your state requires otherwise or unless you purchased an IRA, your refund will equal your account value. This means that you will bear the entire investment risk for amounts allocated among the subaccounts, including applicable fund and contract fees and charges. Consequently, the amount refunded could be less than the amount you paid into the contract. Any premium bonus credited to your account will also be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option.
Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “Fees – Reduction or
Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “Your Account Value.”

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

· If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”
· If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit – Premium
Bonus.”
· Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “Withdrawals.”

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The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

	Purchase	Premium	Account	Withdrawal
Date	Payment	Bonus	Value	Amount	Explanation
May 2, 2007	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase
					payment and we credit your account with
					a 4% ($4,000) premium bonus. Your
					beginning account value equals $104,000.
May 2, 2010	—	—	$120,000	$30,000	Assume that your account value grows to
					$120,000 over the next three years and
					you request a $30,000 withdrawal.
					$18,000 of that $30,000 will be subject to
					an early withdrawal charge ($30,000
					minus $12,000 (the 10% free withdrawal
					amount, see “Fees – Free Withdrawals”))
					and you would pay a $1,080 early
					withdrawal charge (6% of $18,000).
					Additionally, because $18,000 is 18% of
					the $100,000 purchase payment made in
					the first account year, 18% of your $4,000
					premium bonus, or $720, would be
					forfeited.*

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option
Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “Fees – Free
Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option.
When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds prospectuses for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.
Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Fund prospectuses

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may be obtained, free of charge, from Customer Service at the address and phone number listed in “Contract Overview—
Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure (such as Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance.
You should periodically review these factors to determine if you need to change your investment strategy.

ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The
GET Fund investment option may not be available under your Contract or in your state. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the
GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your
GET Fund investment on the maturity date is no less than its value as of the last day of the offering period.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series.
This notice will remind you that the maturity date is approaching and that you must choose other investment options for your
GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options. If available in your state, the ING USA Guaranteed Account (the “Guaranteed Account”) offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract.
The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the
Guaranteed Account prospectus. To obtain a copy of the Guaranteed Account prospectus, write to Customer Service at P.O.
Box 9271, Des Moines, Iowa 50306-9271, call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

Selecting Investment Options

·	Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
·	Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
·	Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

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Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add funds, or withdraw or substitute funds available when you purchased your contract, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed
Account in certain contracts, will be considered an investment option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are also bought by other insurance companies for their variable insurance contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared—bought by more than one company
  Mixed—bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of
Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.
During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment.
Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by fax or telephone or, when available, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-
timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

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We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our
Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

· More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period
(hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-
trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
· Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive
Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of
Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading
Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

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We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our
Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading
Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at Customer Service or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. This includes recording calls on our toll-free telephone lines. You are responsible for keeping your account information confidential. Please be advised that the risk of a fraudulent transaction is increased with telephone or electronic transaction (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions.
We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to a money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview – Questions: Contacting the Company.” In certain states, purchase payments allocated to the
Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. Account rebalancing is subject to any fund purchase restrictions, however. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in
“Contract Overview – Questions: Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES

You may transfer from one option package to another.

·	Transfers must occur on an account anniversary.
·	A written request for the transfer must be received by us within 60 days of an account anniversary.
·	The following minimum account values need to be met on the date of transfer:

		Transfers to		Transfers to
		Option Package I		Option Packages II or III

Minimum
	Account	Non-Qualified:	Qualified: $1,500	Non-Qualified:	Qualified: $1,500
	Value	$15,000		$5,000

·	You will receive a new contract schedule page upon transfer.
·	Only one option package may be in effect at any time.

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Transfers to	Transfers to	Transfers to
Option Package I	Option Package II	Option Package III
Death Benefit[1] :	Death Benefit[1] :	Death Benefit[1] :
The sum of all purchase payments	· The sum of all purchase payments	· The sum of all purchase
made, adjusted for amounts	made, adjusted for amounts	payments made, adjusted for
withdrawn or applied to an income	withdrawn or applied to an income	amounts withdrawn or applied
phase payment option as of the claim	phase payment option as of the	to an income phase payment
date, will continue to be calculated	claim date, will continue to be	option as of the claim date, will
from the account effective date.	calculated from the account	continue to be calculated from
· The “step-up value” under Option	effective date.	the account effective date.
Packages II and III will terminate	· If transferring from Option Package	· If transferring from Option
on the new schedule effective date.	I, the “step-up value” will be	Package I, the “step-up value”
· The “roll-up value” under Option	calculated beginning on the new	will be calculated beginning on
Package III will terminate on the	schedule effective date.	the new schedule effective date.
new schedule effective date.	· If transferring from Option Package	· If transferring from Option
	III, the “step-up value” will continue	Package II, the “step-up value”
	to be calculated from the date	will continue to be calculated
	calculated under Option Package III.	from the date calculated under
	· The “roll-up value” under Option	Option Package II.
	Package III will terminate on the	· The “roll-up value” will be
	new schedule effective date.	calculated beginning on the new
schedule effective date.
Nursing Home Waiver[2] :	Nursing Home Waiver[2] :	Nursing Home Waiver[2] :
· The availability of the waiver of the	· If transferring from Option Package	· If transferring from Option
early withdrawal charge under the	I, the waiting period under the	Package I, the waiting period
Nursing Home Waiver will	Nursing Home Waiver will begin to	under the Nursing Home
terminate on the new schedule	be measured from the new schedule	Waiver will begin to be
effective date.	effective date.	measured from the new
	· If transferring from Option Package	schedule effective date.
	III, the waiting period will have	· If transferring from Option
	been satisfied on the new schedule	Package II, the waiting period
	effective date.	will have been satisfied on the
new schedule effective date.
Free Withdrawals[3] :	Free Withdrawals[3] :	Free Withdrawals[3] :
· If transferring from Option Package	· If transferring from Option Package	· The cumulative to 30%
III, any available free withdrawal	III, any available free withdrawal	available free withdrawal
amount in excess of 10% will be	amount in excess of 10% will be lost	amount will begin to be
lost as of the new schedule	as of the new schedule effective	calculated as of the new
effective date.	date.	schedule effective date.
[1] See “Death Benefit.”
[2] See “Fees—Nursing Home Waiver.”
[3] See “Fees—Free Withdrawals.”

FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

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Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules
(As a percentage of payments withdrawn.)

Years from Receipt of	Early
Purchase Payment	Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under
Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

· Used to provide income phase payments to you;
· Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
· Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
· Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);
· Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
· If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see
“Systematic Distribution Options”); or
· Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

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Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

· More than one account year has elapsed since the schedule effective date;
· The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in
Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and
· The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two-
week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees

If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Overnight Fee. You may elect to have a $20 overnight charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.80%	1.10%	1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “The Income Phase- Charges Deducted.”

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When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

· The mortality risks are those risks associated with our promise to provide a death benefit and make lifetime income phase payments based on annuity rates specified in the contract.
· The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.15%	0.15%	0.15%

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

Premium Bonus Option Charge.

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase. See “Premium Bonus Option — Premium Bonus Option
Charge.”

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year.

ING GET U.S. Core Portfolio Guarantee Charge. Effective June 21, 2007, no new series of the GET Fund are available.

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “Investment Options-Variable Investment Options.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

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· The size and type of group to whom the contract is issued;
· The amount of expected purchase payments;
· A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
· The type and frequency of administrative and sales services provided; or
· The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.
The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses and described in the “Fund Fee Information” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.

The revenue received by the company from affiliated funds may be deducted from fund assets and may include:

·	A share of the management fee;
·	Service fees;
·	For certain share classes, compensation paid from 12b-1 fees; and
·	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the Company. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

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Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenues received by the company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

· Service fees;
· For certain share classes, compensation paid from 12b-1 fees; and
· Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2013, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

· BlackRock Variable Series Funds, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2013, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See “Other Contract
Provisions – Selling the Contract.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0%
to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Federal Tax
Considerations.”

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YOUR ACCOUNT VALUE
During the accumulation phase your account value at any given time equals:

  The current dollar value of amounts invested in the subaccounts; plus
  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Separate Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at
4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of
1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

· The net assets of the fund held by the subaccount as of the current valuation; minus
· The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
· Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
· The total value of the subaccount’s units at the preceding valuation; minus
· A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the GET fund. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is
$5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUV’s after the next close of business of the New
York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A
($3,000 divided by the current $10 AUV).
B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B
($2,000 divided by the current $20 AUV).

Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

SD Variable Annuity – 57218

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Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order.
The AUV will vary day to day.

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making A Withdrawal

·	Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed
Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.
(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

·	Select investment options. If you do not specify this, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.
·	Properly complete a disbursement form and deliver it to Customer Service.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New
York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at Customer Service.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal.
We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reallocate your
GET amounts among other investment options in which you invested on a pro-rata basis. Previously, we would have reinstated
them in a GET Fund series that was then accepting deposits. However, since June 21, 2007, no new series of the GET Fund are available. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

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SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

Features of a Systematic Distribution Option
A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

· SWO—Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

· ECO—Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

· LEO—Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Federal Tax
Considerations.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or Customer Service at the number listed in “Contract
Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to Customer Service. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand: Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

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Annuitant(s): The person(s) on whose life or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at
Customer Service. Please contact Customer Service to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview—Questions: Contacting the Company.”

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

		Option Package I		Option Package II		Option Package III
Death Benefit	The greater of:		The greatest of:		The greatest of:
on Death of	(1)	The sum of all purchase	(1)	The sum of all purchase	(1)	The sum of all purchase
the		payments, adjusted for		payments, adjusted for		payments, adjusted for
Annuitant:		amounts withdrawn or		amounts withdrawn or		amounts withdrawn or
		applied to an income		applied to an income		applied to an income phase
		phase payment option		phase payment option		payment option as of the
		as of the claim date; or		as of the claim date; or		claim date; or
	(2)	The account value* on	(2)	The account value* on	(2)	The account value* on the
		the claim date.		the claim date; or		claim date; or
			(3)	The “step-up value”*	(3)	The “step-up value”* (as
				(as described below) on		described below) on the
				the claim date.		claim date; or
					(4)	The “roll-up value”* (as
described below) on the
claim date.

* For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

· The account value; or
· The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

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Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

· The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
· The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-
up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.
Subject to the conditions and requirements of state law, unless the beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options, and the Company seeks to make a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after Customer
Service has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see “Required Distributions.” At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service. Beneficiaries should carefully review all settlement and payment options available under the

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contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)	In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/
annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;
(2)	In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and
(3)	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the death benefit described above under
Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account)
who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit—Methods of Payment

For Qualified Contracts. Under a qualified contract, if the annuitant dies the beneficiary may choose one of the following three methods of payment:

· Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules). See “Federal Tax Considerations”;
· Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
· Elect SWO, ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the
Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

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Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See “Federal Tax
Considerations.”

For Nonqualified Contracts.

(1)	If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a) Continue the contract in the accumulation phase;
(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or
(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See “Federal Tax Considerations.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Federal Tax Considerations.”

(3)	If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above.
If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under
SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See “Federal Tax Considerations.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

·	Payment start date;
·	Income phase payment option (see the income phase payment options table in this section);
·	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
·	Choice of fixed, variable or a combination of both fixed and variable payments; and
·	Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

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What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any)
selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview—
Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer
Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or
(b)	The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;
(b)	The joint lives of the annuitant and beneficiary;
(c)	A guaranteed period greater than the annuitant’s life expectancy; or
(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

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Charges Deducted.

·	If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees—Mortality and Expense Risk Charge.”

·	There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See “Fees—Administrative Expense
Charge.”

·	If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “Fees—Premium Bonus Option Charge.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at Customer
Service. Unless the beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code.
Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations” for additional information.

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

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Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.
Life Income—	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income—	Length of Payments: For as long as either annuitant lives. It is possible that only one payment
Two Lives	will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50%
of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit—None: All payments end upon the death of both annuitants.
Life Income—	Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives—	to 30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments	first death.
Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income— Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(limited	lump sum payment equal to the amount originally applied to the income phase payment option
availability—fixed	(less any applicable premium tax) and less the total amount of income payments paid.
payments only)
Life Income—Two	Length of Payments: For as long as either annuitant lives.
Lives—Cash	Continuing Payments: 100% of the payment to continue after the first death.
Refund Option	Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-
(limited	sum payment equal to the amount applied to the income phase payment option (less any
availability—fixed	applicable premium tax) and less the total amount of income payments paid.
payments only)
Nonlifetime Income Phase Payment Option

Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you elected
Guaranteed	the premium bonus option). In certain cases a lump-sum payment may be requested at any time
Payments	(see below).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at Customer Service.
Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

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FEDERAL TAX CONSIDERATIONS

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis
(qualified contracts).

Non-qualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. They are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans that are intended to qualify for special income tax treatment under Sections 401, 408 or
408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution or Annuity Starting Date
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be
“adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the
Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances,

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income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.
Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The
Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these
Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract”
(generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the
Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.
Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

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If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the
Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010, which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after
December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2014, your entire balance must be distributed by August
31, 2019. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

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The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a
Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions.
In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

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Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.
However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself.
Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.
Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-
free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.
Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another
Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section
403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in

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restrictions on a participant’s right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension
Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of
10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k)
or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

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Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan; or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA for unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code, to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a
Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the Treasury
Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section
403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options)
from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension
Protection Act of 2006.

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A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of
10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a
403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually)
over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax
Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs
Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

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If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2014, your entire balance must be distributed to the designated beneficiary by December 31, 2019.
However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory
20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
The Company as collateral for a loan.

Tax Consequences of Enhanced Death Benefit
The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit. In addition, the provision of such benefits may result in currently taxable income, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible

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those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Please consult your tax advisor about the tax consequences of enhanced death benefits.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Same-Sex Marriages
Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of
DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-
deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are now available to a same-sex spouse, there are still unanswered questions regarding the scope and impact of the Windsor decision.
Consequently, if you are married to a same-sex spouse you should contact a qualified tax adviser regarding your spouse’s rights and benefits under the contract described in this prospectus and your particular tax situation.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

Separate Account B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988.
It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate
Account B is a separate investment account used for our variable annuity contracts. We own all the assets in the Separate
Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. The subaccounts invest directly in the shares of a pre-assigned underlying fund. Each underlying fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of an underlying fund are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by
Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the contract.

Other variable annuity contracts invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your contract.

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The Company

ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING
USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya Investment
Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable
Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue
Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the
Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales. Directed
Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

ING Financial Partners, Inc. is affiliated with the Company and has entered into a selling agreement with Directed Services
LLC for the sale of our variable annuity contracts.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services
LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

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Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to .50% of all, or a portion, of values of
Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

· Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
· Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
· Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
· Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
· Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
· Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses
(including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the
Contract.

The following is a list of the top 25 selling firms that, during 2013, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	Wells Fargo Advisors, LLC	14.	Woodbury Financial Services Inc.
2.	LPL Financial Corporation	15.	Cambridge Investment Research Inc.
3.	Morgan Stanley Smith Barney LLC	16.	SII Investments Inc.
4.	ING Financial Partners Inc.	17.	Stifel Nicolaus and Company Incorporated
5.	Merrill Lynch, Pierce, Fenner & Smith Incorporated	18.	NFP Securities, Inc.
6.	Cetera Advisors LLC	19.	Centaurus Financial Inc.
7.	Raymond James and Associates Inc.	20.	Royal Alliance Associates Inc.
8.	UBS Financial Services	21.	RBC Capital Markets Corporation
9.	National Planning Corporation	22.	Edward D. Jones & Co., L.P. dba Edward Jones
10.	Securities America, Inc.	23.	Lincoln Financial Advisors Corporation
11.	Ameriprise Financial Services, Inc.	24.	J.P. Morgan Securities LLC
12.	First Allied Securities Inc.	25.	MML Investors Services Inc.
13.	Commonwealth Equity Services, Inc.

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Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

· On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

· When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

· During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the
SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions, the effect of which could be that a small number of contract owners decide the outcome of a vote. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

· During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
· During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

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Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at Customer Service. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company to Customer
Service. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal.
However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’
advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Proceedings
We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Directed Services LLC ability to distribute the contract or upon the separate account.

Litigation. Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Directed
Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the
Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

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STATEMENT OF ADDITIONAL INFORMATION

Table of Contents
Item
Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Financial Statements of ING USA Annuity and Life Insurance Company
Financial Statements of Separate Account B of ING USA Annuity and Life Insurance Company
Condensed Financial Information (Accumulation Unit Values)

Please tear off, complete and return the form below to order a free Statement of Additional Information for the
Contracts offered under the prospectus. Send the form to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-
9271.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE
ACCOUNT B, ING SMARTDESIGN VARIABLE ANNUITY 333-57218.

Please Print or Type:

__________________________________________________
Name

__________________________________________________
Street Address

__________________________________________________
City, State, Zip

05/01/2014
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

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APPENDIX I
ING USA Guaranteed Account

The ING USA Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed
Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or Customer Service to learn:

· The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically.
Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account.
Guaranteed interest rates will never be less than an annual effective rate of 3%.

· The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term.
For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed
Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-
paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or Customer
Service to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

  Market Value Adjustment (MVA)—as described in this appendix and in the Guaranteed Account prospectus;
  Tax penalties and/or tax withholding—see “Federal Tax Considerations”;
  Early withdrawal charge—see “Fees”; or
  Maintenance fee—see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge will be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Premium Bonus Option – Forfeiture” and “Withdrawals”
sections of the contract prospectus.

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Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed
Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

  Transfers due to participation in the dollar cost averaging program;
  Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
  Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
  Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed
Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed
Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date
(“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period until depleted, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a)
transferred to a new guaranteed term; (b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at Customer Service by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

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Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract.
However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed
Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and
(4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the
Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted, any premium bonus forfeited or any taxes that were withheld at the time of withdrawal.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. Directed Services LLC is principal underwriter and distributor of the contract. Directed Services LLC enters into sales agreements with broker-dealers to sell the contract through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the Financial
Industry Regulatory Authority (FINRA). From time to time the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

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APPENDIX II
Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by
ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account.
Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest
Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2014. The
Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact Customer Service at (800)
366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be
available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the
Offering Brochure carefully before you invest in the Fixed Interest Division.

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II-1

APPENDIX III
Description of Underlying Funds

In connection with the rebranding of ING U.S. as Voya FinancialTM, effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund (Class B)	Voya Index Plus MidCap Portfolio (Class S)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Voya Index Plus SmallCap Portfolio (Class S)
Invesco V.I. American Franchise Fund (Class I)	Voya International Index Portfolio (Class S)
ProFund VP Bull	Voya Large Cap Growth Portfolio (Class S)
ProFund VP Europe 30	Voya SmallCap Opportunities Portfolio (Class S)
ProFund VP Rising Rates Opportunity	VY Clarion Global Real Estate Portfolio (Class S)
Voya Balanced Portfolio (Class S)	VY Clarion Real Estate Portfolio (Class S)
Voya GET U.S. Core Portfolio Series 14	VY Columbia Small Cap Value II Portfolio (Class S)
Voya Global Resources Portfolio (Class S)	VY Oppenheimer Global Portfolio (Class I)
Voya Growth and Income Portfolio (Class S) and (Class I)	VY Invesco Equity and Income Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY JP Morgan Mid Cap Value Portfolio (Class S)

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. The investment portfolios that are currently available for allocation are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.
If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure (such as the Retirement Funds)
may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

SD Variable Annuity - 57218

III-1

Fund Name and Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund	Seeks high total investment return.

Investment Adviser: BlackRock Advisors, LLC
Subadviser: BlackRock Investment Management, LLC

Voya EURO STOXX 50® Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: ING Investments, LLC	of the EURO STOXX 50® Index.
Subadviser: Voya Investment Management Co. LLC

Voya FTSE 100 Index® Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: Voya Investments, LLC	includes capital appreciation and income) of the FTSE 100 Index®.
Subadviser: Voya Investment Management Co. LLC

Voya Global Perspectives Portfolio	Seeks total return.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Global Resources Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Global Value Advantage Portfolio	Seeks long-term growth of capital and current income.

Investment Adviser: ING Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Growth and Income Portfolio	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common
Investment Adviser: Voya Investments, LLC	stocks. It is anticipated that capital appreciation and investment
Subadviser: Voya Investment Management Co. LLC	income will both be major factors in achieving total return.

Voya Hang Seng Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: Voya Investments, LLC	includes capital appreciation and income) of the Hang Seng Index.
Subadviser: Voya Investment Management Co. LLC

Voya High Yield Portfolio	Seeks to provide investors with a high level of current income and total return.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk. The
Portfolio seeks its objective through investments in a diversified
Investment Adviser: Voya Investments, LLC	portfolio consisting primarily of debt securities. It is anticipated
Subadviser: Voya Investment Management Co. LLC	that capital appreciation and investment income will both be major factors in achieving total return.
Voya International Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: Voya Investments, LLC	of a widely accepted International Index.
Subadviser: Voya Investment Management Co. LLC

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III-2

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Japan TOPIX Index® Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: Voya Investments, LLC	of the Tokyo Stock Price Index®.
Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Value Portfolio	Seeks long-term growth of capital and current income.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Multi-Manager Large Cap Core Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers,
LLC and The London Company of Virginia d/b/a The London
Company

Voya Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to
Investment Adviser: Directed Services LLC	the other Voya Retirement Portfolios.
Subadviser: Voya Investment Management Co. LLC

Voya Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to
Investment Adviser: Directed Services LLC	be greater than that of Voya Retirement Moderate Growth
Subadviser: Voya Investment Management Co. LLC	Portfolio.

Voya Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to
Investment Adviser: Directed Services LLC	be greater than that of Voya Retirement Moderate Portfolio but less
Subadviser: Voya Investment Management Co. LLC	than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to
Investment Adviser: Directed Services LLC	be greater than that of Voya Retirement Conservative Portfolio but
Subadviser: Voya Investment Management Co. LLC	less than that of Voya Retirement Moderate Growth Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: Voya Investments, LLC	of the Russell Top 200® Growth Index.
Subadviser: Voya Investment Management Co. LLC

SD Variable Annuity - 57218

III-3

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: Voya Investments, LLC	of the Russell Top 200® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Large Cap Value Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: Voya Investments, LLC	of the Russell Top 200® Value Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Mid Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: Voya Investments, LLC	of the Russell Midcap® Growth Index.
Subadviser: Voya Investment Management Co. LLC

Voya RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: Voya Investments, LLC	of the Russell Midcap® Index.
Subadviser: Voya Investment Management Co. LLC

Voya RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: ING Investments, LLC	of the Russell 2000® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with smaller
Investment Adviser: Voya Investments, LLC	market capitalizations.
Subadviser: Voya Investment Management Co. LLC

Voya U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income)
Investment Adviser: ING Investments, LLC	of the Barclays U.S. Aggregate Bond Index.
Subadviser: Voya Investment Management Co. LLC

VY Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.

VY BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Advisors, LLC

VY BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent investment
Investment Adviser: Directed Services LLC	management.
Subadviser: BlackRock Financial Management Inc.

VY BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC

SD Variable Annuity - 57218

III-4

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY Columbia Contrarian Core Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisors,
LLC

VY DFA World Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Dimensional Fund Advisors LP

VY FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research Company

* FMRSM is a service mark of Fidelity Management & Research
Company

VY Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Advisers, Inc.

VY Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Subadviser: Franklin Mutual Advisers, LLC

VY Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

VY Invesco Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

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III-5

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long-term.

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

VY Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC

VY MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital and secondarily, seeks reasonable
Subadviser: Massachusetts Financial Services Company	opportunity for growth of capital and income.

VY MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services Company

VY Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Morgan Stanley Investment Management Inc.

VY Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.

VY T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.

VY T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its investment objective to: Seeks a high level of dividend income as well as long-
term growth of capital through investments in stocks.

VY T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its investment objective to: Seeks long-term growth through investments in
stocks.

VY T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.

SD Variable Annuity - 57218

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Fund Name and Investment Adviser/Subadviser	Investment Objective
VY Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC

VY Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an incidental consideration.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Global Advisors Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the product.

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services
Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company
Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investment
Management Co. LLC and ING Investments, LLC in connection with the Portfolio (the “product”), but neither Hang Seng
Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (i) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (ii) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or
(iii) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY
HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (I) IN RESPECT OF THE
USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENT MANAGEMENT CO. LLC AND ING
INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (II) FOR ANY INACCURACIES, OMISSIONS,
MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX;
OR (III) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY
INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY
ANY OTHER PERSON; OR (IV) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR
INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON
DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR
LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR
HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER
WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER,
HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF
THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY
LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER
DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY
BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG
DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

SD Variable Annuity - 57218

III-7

APPENDIX IV

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2013 including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial
Information. Portfolio name changes after December 31, 2013 are not reflected in the following information. Complete information is available in the SAI.
Contact Customer Service to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2013, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 0.95%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.86	$9.97	$10.44	$9.61	$8.02	$10.31
Value at end of period	$12.30	$10.86	$9.97	$10.44	$9.61	$8.02
Number of accumulation units outstanding at end of period	183,002	214,688	280,582	281,015	289,884	157,683
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$14.70	$13.34	$14.35	$11.46	$9.25	$13.00	$13.48	$11.40	$10.15
Value at end of period	$19.52	$14.70	$13.34	$14.35	$11.46	$9.25	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	5,549	13,146	19,244	28,803	29,230	27,505	29,920	34,140	47,910
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.37	$11.53	$11.57	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16
Value at end of period	$16.93	$13.37	$11.53	$11.57	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19
Number of accumulation units outstanding at end of period	176,148	224,392	285,227	293,761	347,831	401,729	429,511	420,104	514,374	519,515
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.18	$9.76	$9.77	$8.81	$7.21	$10.16
Value at end of period	$13.63	$11.18	$9.76	$9.77	$8.81	$7.21
Number of accumulation units outstanding at end of period	112,900	46,682	48,126	31,953	44,294	6,595
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.83	$9.36	$10.28
Value at end of period	$13.07	$10.83	$9.36
Number of accumulation units outstanding at end of period	46,376	59,368	32,538
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.14	$8.85	$10.09
Value at end of period	$11.89	$10.14	$8.85
Number of accumulation units outstanding at end of period	4,854	6,931	4,348

SDVA

IV 1

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$18.99	$16.35	$19.28	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64
Value at end of period	$22.76	$18.99	$16.35	$19.28	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67
Number of accumulation units outstanding at end of period	268,997	368,769	450,844	597,878	629,054	627,231	637,013	593,924	533,978	313,605
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.30	$13.67	$14.66	$13.13	$10.69
Value at end of period	$17.39	$15.30	$13.67	$14.66	$13.13
Number of accumulation units outstanding at end of period	26,879	27,683	30,032	27,911	4,071
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.33	$10.08	$10.34	$9.18	$7.79	$10.97	$10.51	$10.01
Value at end of period	$13.06	$11.33	$10.08	$10.34	$9.18	$7.79	$10.97	$10.51
Number of accumulation units outstanding at end of period	30,777	37,542	51,346	40,273	37,426	44,100	63,472	96,281
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.52	$13.09	$12.93	$10.32	$7.71	$13.24	$12.60	$11.04	$10.00
Value at end of period	$21.34	$15.52	$13.09	$12.93	$10.32	$7.71	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	147,502	139,098	177,965	203,769	230,323	193,360	205,623	141,657	72,996
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.32	$12.18	$11.74	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94	$9.72
Value at end of period	$20.47	$14.32	$12.18	$11.74	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	65,026	69,900	69,218	95,761	85,779	133,789	118,427	136,843	144,971	33,385
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.97	$12.31	$11.10	$10.62	$9.94
Value at end of period	$11.73	$12.97	$12.31	$11.10	$10.62
Number of accumulation units outstanding at end of period	215,747	292,174	373,284	297,809	160,538
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.65	$11.16	$11.45	$10.19	$7.90	$13.09	$12.38	$11.67	$10.62
Value at end of period	$16.68	$12.65	$11.16	$11.45	$10.19	$7.90	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	65,594	90,511	87,008	75,399	107,232	191,117	164,463	171,116	117,504
ING BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.65	$11.04	$10.55	$10.04	$9.04	$10.14
Value at end of period	$11.41	$11.65	$11.04	$10.55	$10.04	$9.04
Number of accumulation units outstanding at end of period	102,783	142,524	180,493	222,517	163,350	44,947
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.94	$10.40	$11.08	$9.65	$7.30	$12.55	$13.67	$10.87
Value at end of period	$13.29	$12.94	$10.40	$11.08	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	21,410	26,546	40,440	51,721	74,367	71,878	44,959	48,430
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$23.11	$20.20	$18.62	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95	$10.87
Value at end of period	$23.36	$23.11	$20.20	$18.62	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	49,034	63,615	79,159	101,978	117,506	113,525	115,394	126,148	119,731	27,720

SDVA

IV 2

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.55	$9.49	$10.05	$9.05	$6.95	$11.54	$11.18	$10.26
Value at end of period	$14.08	$10.55	$9.49	$10.05	$9.05	$6.95	$11.54	$11.18
Number of accumulation units outstanding at end of period	95,418	127,040	125,852	177,200	179,609	158,615	112,120	53,296
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.22	$9.92	$10.29	$8.30	$6.72	$10.29	$10.08	$10.05
Value at end of period	$15.56	$11.22	$9.92	$10.29	$8.30	$6.72	$10.29	$10.08
Number of accumulation units outstanding at end of period	54,256	60,794	74,976	86,773	110,539	149,933	127,183	77,168
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.48	$8.11	$9.02	$7.29	$6.04	$10.18
Value at end of period	$11.72	$9.48	$8.11	$9.02	$7.29	$6.04
Number of accumulation units outstanding at end of period	5,159	4,383	11,164	23,032	544	434
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.74	$7.24	$9.36
Value at end of period	$10.86	$8.74	$7.24
Number of accumulation units outstanding at end of period	8,947	6,992	1,069
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.03	$14.12	$16.01	$12.59	$9.13	$15.15	$13.36	$12.05	$9.96
Value at end of period	$21.60	$16.03	$14.12	$16.01	$12.59	$9.13	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	73,706	95,838	125,183	191,885	167,288	171,019	187,448	128,496	26,655
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.94	$11.60	$11.42	$10.21	$7.81	$11.14	$10.96	$10.02
Value at end of period	$14.69	$12.94	$11.60	$11.42	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	383,516	430,035	516,178	484,267	557,839	433,035	335,395	172,105
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.25	$10.00	$10.18	$9.21	$7.35	$11.92	$12.48
Value at end of period	$14.23	$11.25	$10.00	$10.18	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	111,559	142,924	164,540	190,772	202,810	204,722	168,065
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.76	$8.50	$8.69	$7.92	$6.14	$9.64	$10.14
Value at end of period	$11.99	$9.76	$8.50	$8.69	$7.92	$6.14	$9.64
Number of accumulation units outstanding at end of period	42,137	50,559	72,451	80,827	77,286	69,684	62,482
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$12.01	$10.52	$11.91
Value at end of period	$14.14	$12.01	$10.52
Number of accumulation units outstanding at end of period	506	519	1,712
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.53	$8.90	$9.96
Value at end of period	$9.57	$8.53	$8.90
Number of accumulation units outstanding at end of period	33,970	32,743	40,755

SDVA

IV 3

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$17.70	$18.39	$20.44	$16.96	$12.45	$21.31	$16.14	$13.42	$9.56
Value at end of period	$19.91	$17.70	$18.39	$20.44	$16.96	$12.45	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	63,275	69,643	82,785	110,861	149,093	127,955	96,378	59,314	38,316
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.85	$7.76	$8.15	$7.77	$6.04	$8.94
Value at end of period	$9.95	$8.85	$7.76	$8.15	$7.77	$6.04
Number of accumulation units outstanding at end of period	20,189	22,322	11,011	10,610	18,059	2,749
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.96	$9.61	$9.99
Value at end of period	$14.13	$10.96	$9.61
Number of accumulation units outstanding at end of period	567,867	767,896	989,685
ING GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$9.89
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	8,321
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.04	$8.78	$8.91	$7.90	$6.13	$9.66
Value at end of period	$12.96	$10.04	$8.78	$8.91	$7.90	$6.13
Number of accumulation units outstanding at end of period	805,340	1,057,959	1,347,168	1,657,053	1,371,537	1,055,301
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.23	$11.19	$13.85	$13.00	$10.19
Value at end of period	$14.64	$14.23	$11.19	$13.85	$13.00
Number of accumulation units outstanding at end of period	3,303	4,702	13,426	21,460	12,052
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.51	$10.18	$10.31	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08
Value at end of period	$15.12	$11.51	$10.18	$10.31	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92
Number of accumulation units outstanding at end of period	1,058,727	1,345,012	1,740,140	2,357,494	2,858,096	1,834,630	1,639,937	397,879	407,086	418,924
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$17.64	$15.17	$15.54	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27
Value at end of period	$23.46	$17.64	$15.17	$15.54	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98
Number of accumulation units outstanding at end of period	169,003	206,566	272,217	337,984	370,245	344,429	393,916	470,325	530,496	517,452
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.69	$15.02	$15.32	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67
Value at end of period	$23.52	$16.69	$15.02	$15.32	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07
Number of accumulation units outstanding at end of period	118,752	155,844	201,065	245,499	277,071	259,992	285,715	328,082	388,229	336,053
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.54	$12.54	$11.80	$10.87	$9.87	$10.90	$10.42	$10.13	$10.04
Value at end of period	$13.37	$13.54	$12.54	$11.80	$10.87	$9.87	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	1,933,537	2,428,997	2,709,064	2,931,067	2,146,877	1,471,381	359,648	249,344	99,176
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.34	$7.10	$8.19	$7.68	$6.09	$10.26
Value at end of period	$10.00	$8.34	$7.10	$8.19	$7.68	$6.09
Number of accumulation units outstanding at end of period	61,086	68,931	78,415	100,627	95,951	809

SDVA

IV 4

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.65	$12.47	$12.86	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69
Value at end of period	$19.59	$14.65	$12.47	$12.86	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36
Number of accumulation units outstanding at end of period	106,017	118,241	168,304	182,257	190,918	211,587	224,752	248,492	218,865	160,272
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.76	$12.35	$12.64	$11.39	$9.39	$12.41	$12.13	$10.89	$10.32
Value at end of period	$16.99	$13.76	$12.35	$12.64	$11.39	$9.39	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	82,578	110,116	146,043	218,839	222,057	229,290	118,769	85,406	56,402
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.14	$11.58	$11.95	$10.73	$8.74	$13.02	$12.81	$11.15	$10.10
Value at end of period	$17.43	$13.14	$11.58	$11.95	$10.73	$8.74	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	82,974	100,109	112,871	141,502	167,879	180,062	148,515	99,858	45,311
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.12	$9.49	$11.11	$10.73
Value at end of period	$12.51	$10.12	$9.49	$11.11
Number of accumulation units outstanding at end of period	6,893	35	2,206	753
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.71	$20.10	$24.83	$20.84	$12.26	$25.41	$18.52	$13.77	$10.28
Value at end of period	$22.14	$23.71	$20.10	$24.83	$20.84	$12.26	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	78,773	98,370	113,488	108,658	140,300	134,627	135,439	102,809	38,991
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.42	$18.02	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84
Value at end of period	$27.91	$21.42	$18.02	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14
Number of accumulation units outstanding at end of period	65,527	60,824	72,812	88,208	73,106	72,668	88,982	99,336	131,775	110,487
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$19.02	$16.18	$16.56	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46
Value at end of period	$26.18	$19.02	$16.18	$16.56	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63
Number of accumulation units outstanding at end of period	91,624	84,899	95,306	108,636	104,806	100,668	113,966	122,935	109,313	85,598
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.35	$9.70
Value at end of period	$13.36	$10.35
Number of accumulation units outstanding at end of period	808,443	1,030,772
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$16.96	$14.54	$14.35	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52	$9.93
Value at end of period	$21.95	$16.96	$14.54	$14.35	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	459,472	59,811	93,344	87,878	83,827	45,525	48,061	54,505	56,706	12,323
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.43	$10.10	$10.05
Value at end of period	$14.80	$11.43	$10.10
Number of accumulation units outstanding at end of period	137,463	31,034	27,518
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$18.08	$18.25	$18.42	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82
Value at end of period	$17.91	$18.08	$18.25	$18.42	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81
Number of accumulation units outstanding at end of period	580,362	748,749	973,775	1,126,651	1,483,805	1,679,566	818,125	379,225	191,796	298,469

SDVA

IV 5

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.88	$12.45	$12.78	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25	$9.72
Value at end of period	$18.63	$13.88	$12.45	$12.78	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	72,359	97,497	119,730	138,656	155,590	160,660	172,542	131,122	67,535	28,440
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$32.03	$29.08	$28.90	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08
Value at end of period	$37.65	$32.03	$29.08	$28.90	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41
Number of accumulation units outstanding at end of period	162,256	194,415	233,761	276,559	315,851	338,065	410,842	426,361	436,951	288,602
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.19	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43	$10.05
Value at end of period	$24.04	$20.19	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	149,261	158,803	183,193	189,668	193,722	160,649	158,121	112,423	62,951
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.95	$11.48	$11.68	$9.07	$6.50	$10.06
Value at end of period	$16.89	$12.95	$11.48	$11.68	$9.07	$6.50
Number of accumulation units outstanding at end of period	75,713	38,718	50,935	45,572	26,357	13,767
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.61	$15.36	$14.22	$12.60	$9.87	$13.95	$12.84	$10.68	$10.23
Value at end of period	$20.83	$17.61	$15.36	$14.22	$12.60	$9.87	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	104,547	99,892	123,663	126,725	122,253	96,721	98,965	93,100	28,115
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.49	$11.43	$12.09	$10.54	$8.57	$13.26	$12.74	$11.01	$10.23
Value at end of period	$16.12	$12.49	$11.43	$12.09	$10.54	$8.57	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	14,263	18,718	28,145	33,526	43,069	46,213	70,706	89,344	42,278
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.31	$12.70	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$19.28	$15.31	$12.70	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	47,375	69,091	88,892	102,493	111,643	108,588	119,469	130,552	145,375
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$17.38	$14.46	$15.93	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89
Value at end of period	$21.83	$17.38	$14.46	$15.93	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40
Number of accumulation units outstanding at end of period	84,732	114,111	135,351	150,292	170,424	176,836	168,973	139,169	54,637	46,615
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.51	$16.39	$15.84	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85	$10.00
Value at end of period	$19.36	$18.51	$16.39	$15.84	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	304,546	360,108	364,931	376,570	353,313	372,409	449,307	476,338	449,334	447,490
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$22.17	$20.58	$20.08	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68
Value at end of period	$21.58	$22.17	$20.58	$20.08	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21
Number of accumulation units outstanding at end of period	808,810	1,080,809	1,180,256	1,704,867	1,580,125	1,356,952	862,232	725,870	673,582	530,901
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.90	$9.26	$8.89	$8.32	$8.25
Value at end of period	$10.24	$9.90	$9.26	$8.89	$8.32
Number of accumulation units outstanding at end of period	160,983	134,924	176,878	168,328	95,905

SDVA

IV 6

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.35	$10.15	$10.37	$9.38	$9.22
Value at end of period	$13.35	$11.35	$10.15	$10.37	$9.38
Number of accumulation units outstanding at end of period	753,579	932,583	893,603	1,016,411	1,279,078
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.61	$10.51	$10.60	$9.64	$9.50
Value at end of period	$13.31	$11.61	$10.51	$10.60	$9.64
Number of accumulation units outstanding at end of period	518,872	736,862	771,776	964,989	985,236
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.83	$10.83	$10.71	$9.87	$9.75
Value at end of period	$12.89	$11.83	$10.83	$10.71	$9.87
Number of accumulation units outstanding at end of period	482,598	564,712	636,798	747,161	961,001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.52	$14.60	$14.18	$12.73	$10.71
Value at end of period	$21.55	$16.52	$14.60	$14.18	$12.73
Number of accumulation units outstanding at end of period	78,737	85,569	104,863	132,523	150,545
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.55	$9.24	$9.14	$8.24	$6.73	$10.32
Value at end of period	$13.78	$10.55	$9.24	$9.14	$8.24	$6.73
Number of accumulation units outstanding at end of period	102,529	100,103	100,183	142,525	142,141	123,949
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.81	$13.76	$13.82	$12.55	$10.65
Value at end of period	$20.58	$15.81	$13.76	$13.82	$12.55
Number of accumulation units outstanding at end of period	98,736	127,965	144,063	177,815	188,487
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.01	$15.75	$16.25	$13.04	$11.58
Value at end of period	$24.07	$18.01	$15.75	$16.25	$13.04
Number of accumulation units outstanding at end of period	24,267	24,027	27,576	30,837	32,327
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.81	$10.22	$10.53	$8.51	$6.15	$9.39
Value at end of period	$15.66	$11.81	$10.22	$10.53	$8.51	$6.15
Number of accumulation units outstanding at end of period	38,250	26,881	26,043	29,846	15,954	786
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.90	$10.38	$10.93	$8.76	$6.99	$10.26
Value at end of period	$16.32	$11.90	$10.38	$10.93	$8.76	$6.99
Number of accumulation units outstanding at end of period	70,994	57,627	58,532	48,465	27,755	23,673
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.10	$15.90	$15.96	$12.20	$9.43	$14.55	$13.38	$12.02	$11.06
Value at end of period	$24.86	$18.10	$15.90	$15.96	$12.20	$9.43	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	3,594	3,768	4,258	4,833	5,413	3,750	4,235	4,419	155

SDVA

IV 7

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.11	$10.70	$11.10	$9.04	$7.17	$10.18
Value at end of period	$16.48	$12.11	$10.70	$11.10	$9.04	$7.17
Number of accumulation units outstanding at end of period	22,514	37,090	53,688	67,550	67,630	57,125
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.03	$14.13	$13.87	$12.28	$9.30	$12.96	$12.53	$11.04	$10.18
Value at end of period	$19.40	$16.03	$14.13	$13.87	$12.28	$9.30	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	466,526	566,937	629,363	810,221	851,174	769,031	639,407	395,726	175,769
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.23	$12.26	$12.49	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22	$9.76
Value at end of period	$18.29	$14.23	$12.26	$12.49	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	151,649	178,325	251,736	289,462	303,468	289,598	279,296	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.91	$9.29	$9.50	$8.23	$5.83	$10.21	$10.02
Value at end of period	$15.02	$10.91	$9.29	$9.50	$8.23	$5.83	$10.21
Number of accumulation units outstanding at end of period	61,106	43,286	39,287	47,779	31,553	18,101	35,104
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.33	$12.19	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45	$10.06
Value at end of period	$16.23	$14.33	$12.19	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	42,080	59,574	74,481	88,304	97,947	105,954	97,500	154,055	49,031
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.81	$9.20	$10.58	$9.83	$7.53	$12.80	$11.22	$9.31
Value at end of period	$12.84	$10.81	$9.20	$10.58	$9.83	$7.53	$12.80	$11.22
Number of accumulation units outstanding at end of period	251,042	317,654	127,250	150,285	146,123	139,728	58,432	31,855
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.30	$11.03	$11.81	$11.06	$8.44	$14.13	$13.93	$11.53	$10.49
Value at end of period	$17.21	$13.30	$11.03	$11.81	$11.06	$8.44	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	68,868	92,680	106,558	113,661	119,983	110,702	116,403	73,111	1,522
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.20	$11.89	$11.22	$10.70	$10.24	$9.94
Value at end of period	$11.75	$12.20	$11.89	$11.22	$10.70	$10.24
Number of accumulation units outstanding at end of period	89,897	130,412	122,319	118,891	112,347	33,796
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.96	$10.28
Value at end of period	$13.83	$9.96
Number of accumulation units outstanding at end of period	9,426	11,413
PROFUND VP BULL
Value at beginning of period	$10.03	$8.89	$8.97	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36
Value at end of period	$12.89	$10.03	$8.89	$8.97	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01
Number of accumulation units outstanding at end of period	2,645	2,861	5,310	3,461	1,298	2,122	4,256	6,030	4,857	5,731
PROFUND VP EUROPE 30
Value at beginning of period	$10.33	$8.95	$9.91	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38
Value at end of period	$12.45	$10.33	$8.95	$9.91	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49
Number of accumulation units outstanding at end of period	9,218	10,410	10,578	8,096	5,465	8,225	8,954	10,395	10,342	11,091

SDVA		IV 8

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.95	$3.21	$5.18	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38
Value at end of period	$3.41	$2.95	$3.21	$5.18	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28
Number of accumulation units outstanding at end of period	25,995	30,798	42,486	52,573	35,221	38,392	40,425	53,562	51,285	35,487

Separate Account Annual Charges of 1.90%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.37	$9.61	$10.17	$9.44	$7.96	$9.62
Value at end of period	$11.64	$10.37	$9.61	$10.17	$9.44	$7.96
Number of accumulation units outstanding at end of period	691	852	12,176	12,692	24,268	17,229
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.65	$12.51	$13.58	$10.95	$8.93	$12.67	$13.26	$11.32	$10.19
Value at end of period	$17.95	$13.65	$12.51	$13.58	$10.95	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	0	0	0	0	1,239	7,125	10,744	11,104	11,597
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.97	$10.42	$10.56	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92
Value at end of period	$15.01	$11.97	$10.42	$10.56	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82
Number of accumulation units outstanding at end of period	0	0	4,003	17,511	43,756	122,027	147,298	133,068	139,709	3,034,707
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.68	$9.42	$9.52	$8.67	$7.16	$9.92
Value at end of period	$12.90	$10.68	$9.42	$9.52	$8.67	$7.16
Number of accumulation units outstanding at end of period	0	0	0	0	1,019	126
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$17.35	$15.09	$17.96	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Value at end of period	$20.60	$17.35	$15.09	$17.96	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50
Number of accumulation units outstanding at end of period	0	34	14,184	35,614	87,804	137,719	186,510	174,458	156,496	3,432,847
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.76	$13.31	$14.42	$13.04	$11.45
Value at end of period	$16.61	$14.76	$13.31	$14.42	$13.04
Number of accumulation units outstanding at end of period	0	0	0	0	553
ING BALANCED PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.63	$9.54	$9.89	$8.86	$7.59	$10.79	$10.44	$10.01
Value at end of period	$12.13	$10.63	$9.54	$9.89	$8.86	$7.59	$10.79	$10.44
Number of accumulation units outstanding at end of period	0	0	0	19,122	22,495	24,621	29,770	34,865
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.41	$12.27	$12.24	$9.86	$7.44	$12.90	$12.40	$10.97	$10.42
Value at end of period	$19.63	$14.41	$12.27	$12.24	$9.86	$7.44	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	0	0	9,306	2,304	12,738	54,352	53,674	15,523	17,235

SDVA

IV 9

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.17	$11.31	$11.00	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87	$9.95
Value at end of period	$18.65	$13.17	$11.31	$11.00	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	0	1,310	1,310	6,985	19,291	64,844	65,076	71,746	69,489	592,804
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.51	$11.99	$10.91	$10.55	$9.97
Value at end of period	$11.21	$12.51	$11.99	$10.91	$10.55
Number of accumulation units outstanding at end of period	731	8,461	8,848	9,366	13,288
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.75	$10.46	$10.84	$9.74	$7.62	$12.76	$12.18	$11.59	$11.18
Value at end of period	$15.34	$11.75	$10.46	$10.84	$9.74	$7.62	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	0	0	708	5,590	17,922	28,574	37,675	47,308	44,540
ING BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.13	$10.65	$10.27	$9.87	$8.97	$10.13
Value at end of period	$10.80	$11.13	$10.65	$10.27	$9.87	$8.97
Number of accumulation units outstanding at end of period	1,293	0	0	31,616	56,479	57,287
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.13	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58	$11.42
Value at end of period	$12.34	$12.13	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	0	0	0	283	2,911	8,882	13,622	13,045
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.26	$18.76	$17.46	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86	$9.70
Value at end of period	$21.28	$21.26	$18.76	$17.46	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	96	85	543	1,208	8,509	20,724	46,503	61,826	41,575	1,760,569
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$9.85	$8.95	$9.57	$8.70	$6.74	$11.31	$11.07	$9.96
Value at end of period	$13.02	$9.85	$8.95	$9.57	$8.70	$6.74	$11.31	$11.07
Number of accumulation units outstanding at end of period	0	0	0	5,455	10,587	19,769	21,550	18,010
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.52	$9.39	$9.84	$8.01	$6.54	$10.12	$10.02	$10.19
Value at end of period	$14.45	$10.52	$9.39	$9.84	$8.01	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	0	25	27	139	865	4,994	4,112	5,452
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.06	$7.82	$8.78	$7.17	$6.00	$8.86
Value at end of period	$11.09	$9.06	$7.82	$8.78	$7.17	$6.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	171
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.88	$13.24	$15.15	$12.03	$8.81	$14.76	$13.15	$11.97	$11.08
Value at end of period	$19.86	$14.88	$13.24	$15.15	$12.03	$8.81	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	0	75	1,649	3,603	31,150	57,885	62,177	32,111	22,982

SDVA

IV 10

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.13	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89	$9.98
Value at end of period	$13.65	$12.13	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	8,653	8,691	8,734	18,797	26,341	81,432	106,851	42,469
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.65	$9.56	$9.82	$8.97	$7.23	$11.85	$12.70
Value at end of period	$13.34	$10.65	$9.56	$9.82	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	0	0	0	5,200	23,366	68,923	70,039
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.24	$8.12	$8.39	$7.72	$6.04	$9.57	$10.09
Value at end of period	$11.24	$9.24	$8.12	$8.39	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	0	0	0	2,518	9,173	34,671	33,974
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.37	$8.82	$10.43
Value at end of period	$9.30	$8.37	$8.82
Number of accumulation units outstanding at end of period	0	0	663
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$16.43	$17.24	$19.34	$16.21	$12.02	$20.76	$15.88	$13.33	$10.22
Value at end of period	$18.31	$16.43	$17.24	$19.34	$16.21	$12.02	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	67	1,295	3,727	4,139	14,729	38,394	43,464	47,838	14,432
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.76	$9.52	$9.99
Value at end of period	$13.73	$10.76	$9.52
Number of accumulation units outstanding at end of period	641	681	27,476
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.55	$8.43	$8.64	$7.74	$6.07	$9.26
Value at end of period	$12.22	$9.55	$8.43	$8.64	$7.74	$6.07
Number of accumulation units outstanding at end of period	0	47	1,133	14,898	365,489	539,831
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.73	$10.90	$13.62	$12.92	$10.80
Value at end of period	$13.99	$13.73	$10.90	$13.62	$12.92
Number of accumulation units outstanding at end of period	0	0	0	207	39
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.30	$9.20	$9.41	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87
Value at end of period	$13.41	$10.30	$9.20	$9.41	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59
Number of accumulation units outstanding at end of period	653	653	14,559	26,700	267,105	1,162,616	1,006,831	121,893	127,326	1,954,792
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.80	$13.72	$14.18	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00
Value at end of period	$20.80	$15.80	$13.72	$14.18	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56
Number of accumulation units outstanding at end of period	0	1,029	4,266	37,177	81,040	129,754	170,272	204,576	215,751	770,708
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.94	$13.58	$13.98	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40
Value at end of period	$20.85	$14.94	$13.58	$13.98	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61
Number of accumulation units outstanding at end of period	235	249	1,922	21,895	64,677	104,324	153,572	172,412	176,453	711,336

SDVA

IV 11

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.58	$11.75	$11.16	$10.39	$9.52	$10.62	$10.25	$10.06	$10.03
Value at end of period	$12.29	$12.58	$11.75	$11.16	$10.39	$9.52	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	2,303	2,679	1,592	132,398	752,666	780,147	105,617	68,813	38,902
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$7.96	$6.85	$7.98	$7.55	$6.36
Value at end of period	$9.46	$7.96	$6.85	$7.98	$7.55
Number of accumulation units outstanding at end of period	0	0	0	954	27,336
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$13.22	$11.36	$11.83	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52
Value at end of period	$17.51	$13.22	$11.36	$11.83	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05
Number of accumulation units outstanding at end of period	0	1,656	945	6,991	22,655	39,124	57,070	95,691	98,322	177,317
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.78	$11.58	$11.96	$10.88	$9.06	$12.09	$11.93	$10.82	$10.48
Value at end of period	$15.62	$12.78	$11.58	$11.96	$10.88	$9.06	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	316	337	334	1,184	12,316	33,284	21,895	15,076	28,433
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.20	$10.86	$11.31	$10.25	$8.43	$12.68	$12.60	$11.07	$10.68
Value at end of period	$16.03	$12.20	$10.86	$11.31	$10.25	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	0	0	1,194	9,551	25,385	36,970	41,623	38,660	18,860
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$22.02	$18.84	$23.50	$19.91	$11.83	$24.75	$18.22	$13.68	$10.34
Value at end of period	$20.36	$22.02	$18.84	$23.50	$19.91	$11.83	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	0	181	6,952	9,123	18,896	36,266	50,695	30,698	12,577
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.33	$16.42	$16.43	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65
Value at end of period	$24.94	$19.33	$16.42	$16.43	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78
Number of accumulation units outstanding at end of period	767	726	1,859	8,479	22,817	37,233	53,606	120,976	141,544	143,912
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$17.16	$14.74	$15.23	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30
Value at end of period	$23.39	$17.16	$14.74	$15.23	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63
Number of accumulation units outstanding at end of period	0	13	1,522	3,714	14,494	53,162	67,737	70,056	83,207	2,099,655
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$10.28	$9.84
Value at end of period	$13.14	$10.28
Number of accumulation units outstanding at end of period	0	85
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during December 2004)
Value at beginning of period	$15.60	$13.50	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45	$10.48
Value at end of period	$19.99	$15.60	$13.50	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	0	0	796	423	4,747	3,277	8,614	10,224	12,100	45,863
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.22	$10.00	$10.04
Value at end of period	$14.38	$11.22	$10.00
Number of accumulation units outstanding at end of period	0	0	143

SDVA

IV 12

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$14.36	$14.63	$14.91	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57
Value at end of period	$14.09	$14.36	$14.63	$14.91	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42
Number of accumulation units outstanding at end of period	4,674	24,211	25,964	77,354	229,816	701,838	517,187	423,630	301,712	5,864,378
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.76	$11.56	$11.99	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17	$9.69
Value at end of period	$16.97	$12.76	$11.56	$11.99	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	146	170	830	5,310	8,390	14,633	16,444	12,344	10,443	5,851,107
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.86	$24.63	$24.72	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12
Value at end of period	$31.27	$26.86	$24.63	$24.72	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02
Number of accumulation units outstanding at end of period	105	7,711	10,489	27,916	51,059	105,511	159,237	167,405	157,559	6,519,914
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.75	$16.87	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36	$10.15
Value at end of period	$22.11	$18.75	$16.87	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	0	0	1,869	6,345	16,107	41,108	45,911	43,360	31,643
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.38	$11.08	$11.38	$8.93	$6.45	$10.05
Value at end of period	$15.99	$12.38	$11.08	$11.38	$8.93	$6.45
Number of accumulation units outstanding at end of period	0	0	1,927	2,528	2,471	3,230
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.35	$14.40	$13.46	$12.04	$9.52	$13.59	$12.63	$10.61	$10.19
Value at end of period	$19.16	$16.35	$14.40	$13.46	$12.04	$9.52	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	0	0	0	1,479	8,253	26,935	42,628	35,898	19,921
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.60	$10.72	$11.45	$10.07	$8.27	$12.92	$12.53	$10.94	$10.77
Value at end of period	$14.83	$11.60	$10.72	$11.45	$10.07	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	0	0	512	2,364	7,846	19,744	24,688	25,524	24,534
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.21	$11.91	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$17.73	$14.21	$11.91	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	0	0	0	5,683	22,899	44,624	61,537	69,753	74,094
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$15.68	$13.17	$14.66	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71
Value at end of period	$19.51	$15.68	$13.17	$14.66	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09
Number of accumulation units outstanding at end of period	0	0	932	932	5,829	11,592	16,883	14,129	7,670	19,568
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.02	$15.22	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$17.64	$17.02	$15.22	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	631	3,931	3,763	32,939	78,581	139,311	198,252	204,294	182,920	8,122,576
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$18.60	$17.43	$17.17	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52
Value at end of period	$17.93	$18.60	$17.43	$17.17	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88
Number of accumulation units outstanding at end of period	1,491	6,325	13,274	62,865	203,467	266,687	240,250	188,700	191,646	6,098,052

SDVA

IV 13

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.60	$9.07	$8.79	$8.31	$8.25
Value at end of period	$9.83	$9.60	$9.07	$8.79	$8.31
Number of accumulation units outstanding at end of period	0	7,027	7,029	8,138	5,518
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.01	$9.93	$10.25	$9.36	$9.21
Value at end of period	$12.82	$11.01	$9.93	$10.25	$9.36
Number of accumulation units outstanding at end of period	5,567	23,907	32,438	67,771	97,900
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.26	$10.29	$10.48	$9.62	$9.49
Value at end of period	$12.78	$11.26	$10.29	$10.48	$9.62
Number of accumulation units outstanding at end of period	0	1,102	8,114	58,654	120,945
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.47	$10.61	$10.58	$9.85	$9.75
Value at end of period	$12.38	$11.47	$10.61	$10.58	$9.85
Number of accumulation units outstanding at end of period	797	748	10,266	96,198	150,309
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.94	$14.22	$13.95	$12.64	$10.83
Value at end of period	$20.59	$15.94	$14.22	$13.95	$12.64
Number of accumulation units outstanding at end of period	126	126	2,298	30,002	50,632
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.08	$8.92	$8.90	$8.10	$6.90
Value at end of period	$13.03	$10.08	$8.92	$8.90	$8.10
Number of accumulation units outstanding at end of period	602	1,475	5,750	11,243	23,682
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.25	$13.41	$13.59	$12.46	$10.63
Value at end of period	$19.66	$15.25	$13.41	$13.59	$12.46
Number of accumulation units outstanding at end of period	0	0	1,277	17,824	45,844
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.38	$15.34	$15.99	$12.95	$11.55
Value at end of period	$23.00	$17.38	$15.34	$15.99	$12.95
Number of accumulation units outstanding at end of period	0	0	0	293	1,435
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.28	$9.85	$10.26	$8.37	$6.11	$8.61
Value at end of period	$14.81	$11.28	$9.85	$10.26	$8.37	$6.11
Number of accumulation units outstanding at end of period	0	0	0	2,074	5,389	303
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.37	$10.01	$10.65	$8.61	$6.94	$10.31
Value at end of period	$15.44	$11.37	$10.01	$10.65	$8.61	$6.94
Number of accumulation units outstanding at end of period	0	0	0	1,204	3,997	6,375

SDVA

IV 14

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.80	$14.90	$15.11	$11.66	$9.10	$14.18	$13.16	$11.94	$11.12
Value at end of period	$22.86	$16.80	$14.90	$15.11	$11.66	$9.10	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	0	0	0	0	330	883	975	2,134	1,178
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.57	$10.33	$10.82	$8.89	$7.12	$9.54
Value at end of period	$15.60	$11.57	$10.33	$10.82	$8.89	$7.12
Number of accumulation units outstanding at end of period	0	0	0	269	269	1,880
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.88	$13.25	$13.13	$11.73	$8.98	$12.62	$12.33	$10.96	$10.05
Value at end of period	$17.84	$14.88	$13.25	$13.13	$11.73	$8.98	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	482	1,859	4,018	6,332	61,718	153,663	193,477	144,645	51,306
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.09	$11.38	$11.71	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15	$10.07
Value at end of period	$16.66	$13.09	$11.38	$11.71	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	0	0	3,249	5,310	21,599	50,205	75,180	44,680	36,115	5,039,682
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.33	$8.88	$9.17	$8.02	$5.73	$10.14	$10.30
Value at end of period	$14.08	$10.33	$8.88	$9.17	$8.02	$5.73	$10.14
Number of accumulation units outstanding at end of period	2,267	632	1,159	2,205	3,578	1,263	576
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.31	$11.43	$13.29	$11.90	$8.82	$17.81	$15.06	$12.37	$10.31
Value at end of period	$14.93	$13.31	$11.43	$13.29	$11.90	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	0	0	2,201	4,915	14,353	26,068	29,695	27,358	27,718
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.13	$8.71	$10.11	$9.49	$7.34	$12.60	$11.15	$9.61
Value at end of period	$11.92	$10.13	$8.71	$10.11	$9.49	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	2,166	625	2,312	7,421	21,983	37,621	16,971	5,116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.35	$10.34	$11.17	$10.57	$8.15	$13.77	$13.70	$11.46	$10.28
Value at end of period	$15.82	$12.35	$10.34	$11.17	$10.57	$8.15	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	0	0	0	0	4,561	13,985	25,283	16,003	6,246
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.65	$11.47	$10.93	$10.52	$10.16	$9.96
Value at end of period	$11.11	$11.65	$11.47	$10.93	$10.52	$10.16
Number of accumulation units outstanding at end of period	781	1,140	1,140	4,501	8,500	7,903
PROFUND VP BULL
Value at beginning of period	$8.96	$8.02	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14
Value at end of period	$11.41	$8.96	$8.02	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69
Number of accumulation units outstanding at end of period	0	0	0	0	178	564	565	9,584	22,904	1,940,698
PROFUND VP EUROPE 30
Value at beginning of period	$9.23	$8.07	$9.03	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17
Value at end of period	$11.01	$9.23	$8.07	$9.03	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16
Number of accumulation units outstanding at end of period	0	0	0	626	1,106	6,107	5,976	6,151	7,232	557,626

SDVA		IV 15

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.70	$2.96	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Value at end of period	$3.08	$2.70	$2.96	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17
Number of accumulation units outstanding at end of period	0	1,629	1,628	10,865	19,533	25,041	32,867	37,896	35,267	1,007,799

SDVA

IV 16

PART B

Statement of Additional Information

ING SMARTDESIGN VARIABLE ANNUITY

Deferred Combination Variable and Fixed Annuity Contract

Issued by
SEPARATE ACCOUNT B

of
ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to
ING USA Annuity and Life Insurance Company, Customer Service, P.O. Box 9271 Des Moines, Iowa
50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

May 1, 2014

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company
ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on
January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion
Connecticut”), which in turn is a wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of
Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the
Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life
Insurance Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors
Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments,
LLC and Voya Investment Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable Insurance Trust, Voya Variable Products Trust and Voya
Variable Product Portfolios, respectively.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%.
Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

Separate Account B of ING USA Annuity and Life Insurance Company
Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account B.

Experts
The statements of assets and liabilities of Separate Account B as of December 31, 2013, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

1

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2013, 2012 and 2011 commissions paid by ING USA, including amounts paid by its affiliated Companies, RLNY and ILIAC, to Directed Services LLC
aggregated $242,125,652, $225,489,553 and $218,345,765, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services
LLC. In the opinion of management, this method of cost allocation is reasonable. However effective
January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas ING USA now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was
$147,389,859, $141,124,215 and $143,404,615 for the years ended 2013, 2012 and 2011, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An
A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI.

2

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
EXAMPLE 2.
1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Voya Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the
Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Voya Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the
Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield

3

for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-
day period, after subtracting fees and expenses accrued during the period, assuming the selection of the
Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Voya Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2013, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2013, including portfolio names. Portfolio name changes after December 31, 2013 are not reflected in the following information.

Separate Account Annual Charges of 0.95%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.86	$9.97	$10.44	$9.61	$8.02	$10.31
Value at end of period	$12.30	$10.86	$9.97	$10.44	$9.61	$8.02
Number of accumulation units outstanding at end of period	183,002	214,688	280,582	281,015	289,884	157,683
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$14.70	$13.34	$14.35	$11.46	$9.25	$13.00	$13.48	$11.40	$10.15
Value at end of period	$19.52	$14.70	$13.34	$14.35	$11.46	$9.25	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	5,549	13,146	19,244	28,803	29,230	27,505	29,920	34,140	47,910
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.37	$11.53	$11.57	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16
Value at end of period	$16.93	$13.37	$11.53	$11.57	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19
Number of accumulation units outstanding at end of period	176,148	224,392	285,227	293,761	347,831	401,729	429,511	420,104	514,374	519,515
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.18	$9.76	$9.77	$8.81	$7.21	$10.16
Value at end of period	$13.63	$11.18	$9.76	$9.77	$8.81	$7.21
Number of accumulation units outstanding at end of period	112,900	46,682	48,126	31,953	44,294	6,595
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.83	$9.36	$10.28
Value at end of period	$13.07	$10.83	$9.36
Number of accumulation units outstanding at end of period	46,376	59,368	32,538
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.14	$8.85	$10.09
Value at end of period	$11.89	$10.14	$8.85
Number of accumulation units outstanding at end of period	4,854	6,931	4,348
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$18.99	$16.35	$19.28	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64
Value at end of period	$22.76	$18.99	$16.35	$19.28	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67
Number of accumulation units outstanding at end of period	268,997	368,769	450,844	597,878	629,054	627,231	637,013	593,924	533,978	313,605
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.30	$13.67	$14.66	$13.13	$10.69
Value at end of period	$17.39	$15.30	$13.67	$14.66	$13.13
Number of accumulation units outstanding at end of period	26,879	27,683	30,032	27,911	4,071

SDVA

CFI 1

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.33	$10.08	$10.34	$9.18	$7.79	$10.97	$10.51	$10.01
Value at end of period	$13.06	$11.33	$10.08	$10.34	$9.18	$7.79	$10.97	$10.51
Number of accumulation units outstanding at end of period	30,777	37,542	51,346	40,273	37,426	44,100	63,472	96,281
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.52	$13.09	$12.93	$10.32	$7.71	$13.24	$12.60	$11.04	$10.00
Value at end of period	$21.34	$15.52	$13.09	$12.93	$10.32	$7.71	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	147,502	139,098	177,965	203,769	230,323	193,360	205,623	141,657	72,996
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.32	$12.18	$11.74	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94	$9.72
Value at end of period	$20.47	$14.32	$12.18	$11.74	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	65,026	69,900	69,218	95,761	85,779	133,789	118,427	136,843	144,971	33,385
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.97	$12.31	$11.10	$10.62	$9.94
Value at end of period	$11.73	$12.97	$12.31	$11.10	$10.62
Number of accumulation units outstanding at end of period	215,747	292,174	373,284	297,809	160,538
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.65	$11.16	$11.45	$10.19	$7.90	$13.09	$12.38	$11.67	$10.62
Value at end of period	$16.68	$12.65	$11.16	$11.45	$10.19	$7.90	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	65,594	90,511	87,008	75,399	107,232	191,117	164,463	171,116	117,504
ING BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.65	$11.04	$10.55	$10.04	$9.04	$10.14
Value at end of period	$11.41	$11.65	$11.04	$10.55	$10.04	$9.04
Number of accumulation units outstanding at end of period	102,783	142,524	180,493	222,517	163,350	44,947
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.94	$10.40	$11.08	$9.65	$7.30	$12.55	$13.67	$10.87
Value at end of period	$13.29	$12.94	$10.40	$11.08	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	21,410	26,546	40,440	51,721	74,367	71,878	44,959	48,430
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$23.11	$20.20	$18.62	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95	$10.87
Value at end of period	$23.36	$23.11	$20.20	$18.62	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	49,034	63,615	79,159	101,978	117,506	113,525	115,394	126,148	119,731	27,720
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.55	$9.49	$10.05	$9.05	$6.95	$11.54	$11.18	$10.26
Value at end of period	$14.08	$10.55	$9.49	$10.05	$9.05	$6.95	$11.54	$11.18
Number of accumulation units outstanding at end of period	95,418	127,040	125,852	177,200	179,609	158,615	112,120	53,296
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.22	$9.92	$10.29	$8.30	$6.72	$10.29	$10.08	$10.05
Value at end of period	$15.56	$11.22	$9.92	$10.29	$8.30	$6.72	$10.29	$10.08
Number of accumulation units outstanding at end of period	54,256	60,794	74,976	86,773	110,539	149,933	127,183	77,168

SDVA

CFI 2

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.48	$8.11	$9.02	$7.29	$6.04	$10.18
Value at end of period	$11.72	$9.48	$8.11	$9.02	$7.29	$6.04
Number of accumulation units outstanding at end of period	5,159	4,383	11,164	23,032	544	434
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.74	$7.24	$9.36
Value at end of period	$10.86	$8.74	$7.24
Number of accumulation units outstanding at end of period	8,947	6,992	1,069
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.03	$14.12	$16.01	$12.59	$9.13	$15.15	$13.36	$12.05	$9.96
Value at end of period	$21.60	$16.03	$14.12	$16.01	$12.59	$9.13	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	73,706	95,838	125,183	191,885	167,288	171,019	187,448	128,496	26,655
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.94	$11.60	$11.42	$10.21	$7.81	$11.14	$10.96	$10.02
Value at end of period	$14.69	$12.94	$11.60	$11.42	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	383,516	430,035	516,178	484,267	557,839	433,035	335,395	172,105
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.25	$10.00	$10.18	$9.21	$7.35	$11.92	$12.48
Value at end of period	$14.23	$11.25	$10.00	$10.18	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	111,559	142,924	164,540	190,772	202,810	204,722	168,065
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.76	$8.50	$8.69	$7.92	$6.14	$9.64	$10.14
Value at end of period	$11.99	$9.76	$8.50	$8.69	$7.92	$6.14	$9.64
Number of accumulation units outstanding at end of period	42,137	50,559	72,451	80,827	77,286	69,684	62,482
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$12.01	$10.52	$11.91
Value at end of period	$14.14	$12.01	$10.52
Number of accumulation units outstanding at end of period	506	519	1,712
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.53	$8.90	$9.96
Value at end of period	$9.57	$8.53	$8.90
Number of accumulation units outstanding at end of period	33,970	32,743	40,755
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$17.70	$18.39	$20.44	$16.96	$12.45	$21.31	$16.14	$13.42	$9.56
Value at end of period	$19.91	$17.70	$18.39	$20.44	$16.96	$12.45	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	63,275	69,643	82,785	110,861	149,093	127,955	96,378	59,314	38,316
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.85	$7.76	$8.15	$7.77	$6.04	$8.94
Value at end of period	$9.95	$8.85	$7.76	$8.15	$7.77	$6.04
Number of accumulation units outstanding at end of period	20,189	22,322	11,011	10,610	18,059	2,749

SDVA

CFI 3

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.96	$9.61	$9.99
Value at end of period	$14.13	$10.96	$9.61
Number of accumulation units outstanding at end of period	567,867	767,896	989,685
ING GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$9.89
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	8,321
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.04	$8.78	$8.91	$7.90	$6.13	$9.66
Value at end of period	$12.96	$10.04	$8.78	$8.91	$7.90	$6.13
Number of accumulation units outstanding at end of period	805,340	1,057,959	1,347,168	1,657,053	1,371,537	1,055,301
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.23	$11.19	$13.85	$13.00	$10.19
Value at end of period	$14.64	$14.23	$11.19	$13.85	$13.00
Number of accumulation units outstanding at end of period	3,303	4,702	13,426	21,460	12,052
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.51	$10.18	$10.31	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08
Value at end of period	$15.12	$11.51	$10.18	$10.31	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92
Number of accumulation units outstanding at end of period	1,058,727	1,345,012	1,740,140	2,357,494	2,858,096	1,834,630	1,639,937	397,879	407,086	418,924
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$17.64	$15.17	$15.54	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27
Value at end of period	$23.46	$17.64	$15.17	$15.54	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98
Number of accumulation units outstanding at end of period	169,003	206,566	272,217	337,984	370,245	344,429	393,916	470,325	530,496	517,452
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.69	$15.02	$15.32	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67
Value at end of period	$23.52	$16.69	$15.02	$15.32	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07
Number of accumulation units outstanding at end of period	118,752	155,844	201,065	245,499	277,071	259,992	285,715	328,082	388,229	336,053
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.54	$12.54	$11.80	$10.87	$9.87	$10.90	$10.42	$10.13	$10.04
Value at end of period	$13.37	$13.54	$12.54	$11.80	$10.87	$9.87	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	1,933,537	2,428,997	2,709,064	2,931,067	2,146,877	1,471,381	359,648	249,344	99,176
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.34	$7.10	$8.19	$7.68	$6.09	$10.26
Value at end of period	$10.00	$8.34	$7.10	$8.19	$7.68	$6.09
Number of accumulation units outstanding at end of period	61,086	68,931	78,415	100,627	95,951	809
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.65	$12.47	$12.86	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69
Value at end of period	$19.59	$14.65	$12.47	$12.86	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36
Number of accumulation units outstanding at end of period	106,017	118,241	168,304	182,257	190,918	211,587	224,752	248,492	218,865	160,272
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.76	$12.35	$12.64	$11.39	$9.39	$12.41	$12.13	$10.89	$10.32
Value at end of period	$16.99	$13.76	$12.35	$12.64	$11.39	$9.39	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	82,578	110,116	146,043	218,839	222,057	229,290	118,769	85,406	56,402

SDVA

CFI 4

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.14	$11.58	$11.95	$10.73	$8.74	$13.02	$12.81	$11.15	$10.10
Value at end of period	$17.43	$13.14	$11.58	$11.95	$10.73	$8.74	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	82,974	100,109	112,871	141,502	167,879	180,062	148,515	99,858	45,311
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.12	$9.49	$11.11	$10.73
Value at end of period	$12.51	$10.12	$9.49	$11.11
Number of accumulation units outstanding at end of period	6,893	35	2,206	753
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.71	$20.10	$24.83	$20.84	$12.26	$25.41	$18.52	$13.77	$10.28
Value at end of period	$22.14	$23.71	$20.10	$24.83	$20.84	$12.26	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	78,773	98,370	113,488	108,658	140,300	134,627	135,439	102,809	38,991
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.42	$18.02	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84
Value at end of period	$27.91	$21.42	$18.02	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14
Number of accumulation units outstanding at end of period	65,527	60,824	72,812	88,208	73,106	72,668	88,982	99,336	131,775	110,487
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$19.02	$16.18	$16.56	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46
Value at end of period	$26.18	$19.02	$16.18	$16.56	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63
Number of accumulation units outstanding at end of period	91,624	84,899	95,306	108,636	104,806	100,668	113,966	122,935	109,313	85,598
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.35	$9.70
Value at end of period	$13.36	$10.35
Number of accumulation units outstanding at end of period	808,443	1,030,772
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$16.96	$14.54	$14.35	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52	$9.93
Value at end of period	$21.95	$16.96	$14.54	$14.35	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	459,472	59,811	93,344	87,878	83,827	45,525	48,061	54,505	56,706	12,323
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.43	$10.10	$10.05
Value at end of period	$14.80	$11.43	$10.10
Number of accumulation units outstanding at end of period	137,463	31,034	27,518
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$18.08	$18.25	$18.42	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82
Value at end of period	$17.91	$18.08	$18.25	$18.42	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81
Number of accumulation units outstanding at end of period	580,362	748,749	973,775	1,126,651	1,483,805	1,679,566	818,125	379,225	191,796	298,469
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.88	$12.45	$12.78	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25	$9.72
Value at end of period	$18.63	$13.88	$12.45	$12.78	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	72,359	97,497	119,730	138,656	155,590	160,660	172,542	131,122	67,535	28,440
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$32.03	$29.08	$28.90	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08
Value at end of period	$37.65	$32.03	$29.08	$28.90	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41
Number of accumulation units outstanding at end of period	162,256	194,415	233,761	276,559	315,851	338,065	410,842	426,361	436,951	288,602

SDVA

CFI 5

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.19	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43	$10.05
Value at end of period	$24.04	$20.19	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	149,261	158,803	183,193	189,668	193,722	160,649	158,121	112,423	62,951
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.95	$11.48	$11.68	$9.07	$6.50	$10.06
Value at end of period	$16.89	$12.95	$11.48	$11.68	$9.07	$6.50
Number of accumulation units outstanding at end of period	75,713	38,718	50,935	45,572	26,357	13,767
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.61	$15.36	$14.22	$12.60	$9.87	$13.95	$12.84	$10.68	$10.23
Value at end of period	$20.83	$17.61	$15.36	$14.22	$12.60	$9.87	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	104,547	99,892	123,663	126,725	122,253	96,721	98,965	93,100	28,115
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.49	$11.43	$12.09	$10.54	$8.57	$13.26	$12.74	$11.01	$10.23
Value at end of period	$16.12	$12.49	$11.43	$12.09	$10.54	$8.57	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	14,263	18,718	28,145	33,526	43,069	46,213	70,706	89,344	42,278
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.31	$12.70	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$19.28	$15.31	$12.70	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	47,375	69,091	88,892	102,493	111,643	108,588	119,469	130,552	145,375
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$17.38	$14.46	$15.93	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89
Value at end of period	$21.83	$17.38	$14.46	$15.93	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40
Number of accumulation units outstanding at end of period	84,732	114,111	135,351	150,292	170,424	176,836	168,973	139,169	54,637	46,615
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.51	$16.39	$15.84	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85	$10.00
Value at end of period	$19.36	$18.51	$16.39	$15.84	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	304,546	360,108	364,931	376,570	353,313	372,409	449,307	476,338	449,334	447,490
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$22.17	$20.58	$20.08	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68
Value at end of period	$21.58	$22.17	$20.58	$20.08	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21
Number of accumulation units outstanding at end of period	808,810	1,080,809	1,180,256	1,704,867	1,580,125	1,356,952	862,232	725,870	673,582	530,901
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.90	$9.26	$8.89	$8.32	$8.25
Value at end of period	$10.24	$9.90	$9.26	$8.89	$8.32
Number of accumulation units outstanding at end of period	160,983	134,924	176,878	168,328	95,905
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.35	$10.15	$10.37	$9.38	$9.22
Value at end of period	$13.35	$11.35	$10.15	$10.37	$9.38
Number of accumulation units outstanding at end of period	753,579	932,583	893,603	1,016,411	1,279,078
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.61	$10.51	$10.60	$9.64	$9.50
Value at end of period	$13.31	$11.61	$10.51	$10.60	$9.64
Number of accumulation units outstanding at end of period	518,872	736,862	771,776	964,989	985,236

SDVA		CFI 6

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.83	$10.83	$10.71	$9.87	$9.75
Value at end of period	$12.89	$11.83	$10.83	$10.71	$9.87
Number of accumulation units outstanding at end of period	482,598	564,712	636,798	747,161	961,001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.52	$14.60	$14.18	$12.73	$10.71
Value at end of period	$21.55	$16.52	$14.60	$14.18	$12.73
Number of accumulation units outstanding at end of period	78,737	85,569	104,863	132,523	150,545
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.55	$9.24	$9.14	$8.24	$6.73	$10.32
Value at end of period	$13.78	$10.55	$9.24	$9.14	$8.24	$6.73
Number of accumulation units outstanding at end of period	102,529	100,103	100,183	142,525	142,141	123,949
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.81	$13.76	$13.82	$12.55	$10.65
Value at end of period	$20.58	$15.81	$13.76	$13.82	$12.55
Number of accumulation units outstanding at end of period	98,736	127,965	144,063	177,815	188,487
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.01	$15.75	$16.25	$13.04	$11.58
Value at end of period	$24.07	$18.01	$15.75	$16.25	$13.04
Number of accumulation units outstanding at end of period	24,267	24,027	27,576	30,837	32,327
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.81	$10.22	$10.53	$8.51	$6.15	$9.39
Value at end of period	$15.66	$11.81	$10.22	$10.53	$8.51	$6.15
Number of accumulation units outstanding at end of period	38,250	26,881	26,043	29,846	15,954	786
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.90	$10.38	$10.93	$8.76	$6.99	$10.26
Value at end of period	$16.32	$11.90	$10.38	$10.93	$8.76	$6.99
Number of accumulation units outstanding at end of period	70,994	57,627	58,532	48,465	27,755	23,673
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.10	$15.90	$15.96	$12.20	$9.43	$14.55	$13.38	$12.02	$11.06
Value at end of period	$24.86	$18.10	$15.90	$15.96	$12.20	$9.43	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	3,594	3,768	4,258	4,833	5,413	3,750	4,235	4,419	155
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.11	$10.70	$11.10	$9.04	$7.17	$10.18
Value at end of period	$16.48	$12.11	$10.70	$11.10	$9.04	$7.17
Number of accumulation units outstanding at end of period	22,514	37,090	53,688	67,550	67,630	57,125
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.03	$14.13	$13.87	$12.28	$9.30	$12.96	$12.53	$11.04	$10.18
Value at end of period	$19.40	$16.03	$14.13	$13.87	$12.28	$9.30	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	466,526	566,937	629,363	810,221	851,174	769,031	639,407	395,726	175,769

SDVA

CFI 7

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.23	$12.26	$12.49	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22	$9.76
Value at end of period	$18.29	$14.23	$12.26	$12.49	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	151,649	178,325	251,736	289,462	303,468	289,598	279,296	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.91	$9.29	$9.50	$8.23	$5.83	$10.21	$10.02
Value at end of period	$15.02	$10.91	$9.29	$9.50	$8.23	$5.83	$10.21
Number of accumulation units outstanding at end of period	61,106	43,286	39,287	47,779	31,553	18,101	35,104
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.33	$12.19	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45	$10.06
Value at end of period	$16.23	$14.33	$12.19	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	42,080	59,574	74,481	88,304	97,947	105,954	97,500	154,055	49,031
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.81	$9.20	$10.58	$9.83	$7.53	$12.80	$11.22	$9.31
Value at end of period	$12.84	$10.81	$9.20	$10.58	$9.83	$7.53	$12.80	$11.22
Number of accumulation units outstanding at end of period	251,042	317,654	127,250	150,285	146,123	139,728	58,432	31,855
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.30	$11.03	$11.81	$11.06	$8.44	$14.13	$13.93	$11.53	$10.49
Value at end of period	$17.21	$13.30	$11.03	$11.81	$11.06	$8.44	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	68,868	92,680	106,558	113,661	119,983	110,702	116,403	73,111	1,522
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.20	$11.89	$11.22	$10.70	$10.24	$9.94
Value at end of period	$11.75	$12.20	$11.89	$11.22	$10.70	$10.24
Number of accumulation units outstanding at end of period	89,897	130,412	122,319	118,891	112,347	33,796
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.96	$10.28
Value at end of period	$13.83	$9.96
Number of accumulation units outstanding at end of period	9,426	11,413
PROFUND VP BULL
Value at beginning of period	$10.03	$8.89	$8.97	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36
Value at end of period	$12.89	$10.03	$8.89	$8.97	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01
Number of accumulation units outstanding at end of period	2,645	2,861	5,310	3,461	1,298	2,122	4,256	6,030	4,857	5,731
PROFUND VP EUROPE 30
Value at beginning of period	$10.33	$8.95	$9.91	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38
Value at end of period	$12.45	$10.33	$8.95	$9.91	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49
Number of accumulation units outstanding at end of period	9,218	10,410	10,578	8,096	5,465	8,225	8,954	10,395	10,342	11,091
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.95	$3.21	$5.18	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38
Value at end of period	$3.41	$2.95	$3.21	$5.18	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28
Number of accumulation units outstanding at end of period	25,995	30,798	42,486	52,573	35,221	38,392	40,425	53,562	51,285	35,487

SDVA

CFI 8

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.25%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.70	$9.85	$10.36	$9.55	$8.00	$10.18
Value at end of period	$12.09	$10.70	$9.85	$10.36	$9.55	$8.00
Number of accumulation units outstanding at end of period	84,933	91,670	95,710	86,277	66,364	32,380
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$14.36	$13.08	$14.11	$11.30	$9.15	$12.90	$13.41	$11.38	$10.53
Value at end of period	$19.01	$14.36	$13.08	$14.11	$11.30	$9.15	$12.90	$13.41	$11.38
Number of accumulation units outstanding at end of period	3,311	5,270	4,052	8,770	8,369	10,981	7,856	7,758	2,731
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.91	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.54	$11.07	$10.08
Value at end of period	$16.30	$12.91	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.54	$11.07
Number of accumulation units outstanding at end of period	105,600	113,858	145,014	162,013	158,548	154,129	171,636	164,025	161,495	274,974
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.02	$9.66	$9.69	$8.77	$7.20	$9.39
Value at end of period	$13.40	$11.02	$9.66	$9.69	$8.77	$7.20
Number of accumulation units outstanding at end of period	25,217	23,590	62,526	81,455	16,280	4,435
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.77	$9.34	$9.91
Value at end of period	$12.96	$10.77	$9.34
Number of accumulation units outstanding at end of period	11,587	3,187	466
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.08	$8.83	$9.84
Value at end of period	$11.79	$10.08	$8.83
Number of accumulation units outstanding at end of period	11,205	482	252
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$18.46	$15.94	$18.85	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62
Value at end of period	$22.05	$18.46	$15.94	$18.85	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62
Number of accumulation units outstanding at end of period	198,108	233,146	275,611	335,601	350,308	332,316	315,381	286,308	298,841	302,519
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.13	$13.55	$14.58	$13.11	$12.57
Value at end of period	$17.14	$15.13	$13.55	$14.58	$13.11
Number of accumulation units outstanding at end of period	3,968	8,319	10,620	11,264	2,678
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.11	$9.91	$10.20	$9.07	$7.73	$10.91	$10.49	$10.01
Value at end of period	$12.76	$11.11	$9.91	$10.20	$9.07	$7.73	$10.91	$10.49
Number of accumulation units outstanding at end of period	6,185	7,745	10,503	12,044	15,655	14,734	26,902	35,503
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.16	$12.83	$12.71	$10.17	$7.62	$13.14	$12.54	$11.02	$10.49
Value at end of period	$20.79	$15.16	$12.83	$12.71	$10.17	$7.62	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	29,764	22,847	33,931	46,108	44,119	36,368	54,950	31,133	5,170

SDVA

CFI 9

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.95	$11.90	$11.50	$10.88	$9.18	$13.03	$12.16	$10.81	$9.92	$9.71
Value at end of period	$19.88	$13.95	$11.90	$11.50	$10.88	$9.18	$13.03	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	21,653	24,793	23,720	40,169	40,888	30,620	34,967	35,056	34,582	24,849
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.83	$12.21	$11.04	$10.60	$9.92
Value at end of period	$11.56	$12.83	$12.21	$11.04	$10.60
Number of accumulation units outstanding at end of period	51,366	111,391	132,024	76,546	49,699
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.36	$10.94	$11.25	$10.05	$7.81	$12.99	$12.32	$11.64	$10.91
Value at end of period	$16.25	$12.36	$10.94	$11.25	$10.05	$7.81	$12.99	$12.32	$11.64
Number of accumulation units outstanding at end of period	62,245	65,235	65,158	68,440	73,679	59,794	63,502	47,086	21,910
ING BOND PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.48	$10.92	$10.46	$9.99	$9.02	$9.99
Value at end of period	$11.21	$11.48	$10.92	$10.46	$9.99	$9.02
Number of accumulation units outstanding at end of period	29,593	40,146	69,240	77,172	76,504	14,956
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64	$11.58
Value at end of period	$12.99	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	4,972	6,022	8,576	12,374	13,467	8,440	10,347	13,102
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$22.51	$19.73	$18.25	$14.44	$10.76	$17.72	$21.82	$16.05	$13.92	$10.66
Value at end of period	$22.69	$22.51	$19.73	$18.25	$14.44	$10.76	$17.72	$21.82	$16.05	$13.92
Number of accumulation units outstanding at end of period	21,328	22,978	24,948	36,227	36,283	36,224	30,730	69,353	60,682	106,213
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.33	$9.31	$9.89	$8.94	$6.88	$11.46	$11.15	$10.16
Value at end of period	$13.74	$10.33	$9.31	$9.89	$8.94	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	138,684	153,018	140,680	146,900	142,322	132,073	107,998	68,019
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06	$9.47
Value at end of period	$15.20	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	40,339	38,210	48,409	52,772	47,161	43,017	56,002	24,298
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.35	$8.02	$8.94	$7.25	$5.42
Value at end of period	$11.51	$9.35	$8.02	$8.94	$7.25
Number of accumulation units outstanding at end of period	631	978	1,816	6,267	2,165
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$8.65	$7.19	$8.81	$7.93
Value at end of period	$10.72	$8.65	$7.19	$8.81
Number of accumulation units outstanding at end of period	1,048	2,536	794	882

SDVA

CFI 10

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.66	$13.84	$15.74	$12.41	$9.03	$15.03	$13.29	$12.03	$11.10
Value at end of period	$21.04	$15.66	$13.84	$15.74	$12.41	$9.03	$15.03	$13.29	$12.03
Number of accumulation units outstanding at end of period	30,471	27,701	31,411	66,029	70,175	89,067	73,707	64,750	6,637
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94	$9.95
Value at end of period	$14.36	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	194,975	211,107	173,782	169,323	171,307	117,603	68,699	23,067
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.06	$9.86	$10.06	$9.13	$7.31	$11.90	$12.71
Value at end of period	$13.94	$11.06	$9.86	$10.06	$9.13	$7.31	$11.90
Number of accumulation units outstanding at end of period	32,822	42,153	51,173	59,024	44,387	44,743	23,533
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.59	$8.38	$8.60	$7.86	$6.11	$9.62	$10.17
Value at end of period	$11.75	$9.59	$8.38	$8.60	$7.86	$6.11	$9.62
Number of accumulation units outstanding at end of period	47,923	61,815	78,885	89,610	102,480	35,605	23,385
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during January 2013)
Value at beginning of period	$12.12
Value at end of period	$13.96
Number of accumulation units outstanding at end of period	355
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.48	$8.87	$10.77
Value at end of period	$9.48	$8.48	$8.87
Number of accumulation units outstanding at end of period	3,915	4,540	3,242
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$17.29	$18.02	$20.09	$16.72	$12.31	$21.14	$16.06	$13.40	$11.13
Value at end of period	$19.39	$17.29	$18.02	$20.09	$16.72	$12.31	$21.14	$16.06	$13.40
Number of accumulation units outstanding at end of period	21,388	32,611	43,991	54,300	64,615	35,473	25,885	13,542	3,088
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.72	$7.67	$8.08	$7.73	$6.18
Value at end of period	$9.78	$8.72	$7.67	$8.08	$7.73
Number of accumulation units outstanding at end of period	4,351	2,568	2,811	12,669	10,783
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.90	$9.58	$9.99
Value at end of period	$14.00	$10.90	$9.58
Number of accumulation units outstanding at end of period	318,122	410,084	491,945
ING GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$9.89
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	29,810

SDVA

CFI 11

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.88	$8.67	$8.82	$7.85	$6.11	$9.46
Value at end of period	$12.72	$9.88	$8.67	$8.82	$7.85	$6.11
Number of accumulation units outstanding at end of period	430,678	533,823	669,444	739,240	536,639	331,077
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.07	$11.10	$13.78	$12.98	$10.19
Value at end of period	$14.43	$14.07	$11.10	$13.78	$12.98
Number of accumulation units outstanding at end of period	921	5,156	5,631	5,969	1,236
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.11	$9.86	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01
Value at end of period	$14.56	$11.11	$9.86	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81
Number of accumulation units outstanding at end of period	661,394	869,419	1,134,044	1,449,599	1,722,766	741,257	625,058	142,533	136,308	183,047
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$17.04	$14.70	$15.10	$12.57	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18
Value at end of period	$22.59	$17.04	$14.70	$15.10	$12.57	$9.69	$15.75	$15.16	$14.06	$12.85
Number of accumulation units outstanding at end of period	96,969	127,494	151,784	188,551	176,016	144,046	139,039	164,673	173,738	222,237
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.12	$14.55	$14.88	$12.31	$10.01	$15.28	$16.55	$14.76	$13.93	$11.58
Value at end of period	$22.64	$16.12	$14.55	$14.88	$12.31	$10.01	$15.28	$16.55	$14.76	$13.93
Number of accumulation units outstanding at end of period	70,317	84,573	95,368	123,137	115,496	98,976	106,249	115,088	136,963	184,418
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.23	$12.28	$11.59	$10.72	$9.76	$10.81	$10.36	$10.11	$10.12
Value at end of period	$13.02	$13.23	$12.28	$11.59	$10.72	$9.76	$10.81	$10.36	$10.11
Number of accumulation units outstanding at end of period	1,005,879	1,046,678	1,275,866	1,252,547	904,122	525,103	158,394	127,687	157,185
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.22	$7.02	$8.12	$7.64	$4.91
Value at end of period	$9.83	$8.22	$7.02	$8.12	$7.64
Number of accumulation units outstanding at end of period	27,698	27,893	38,427	47,491	42,816
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.19	$12.11	$12.52	$11.01	$8.68	$13.83	$14.34	$12.53	$12.26	$10.64
Value at end of period	$18.91	$14.19	$12.11	$12.52	$11.01	$8.68	$13.83	$14.34	$12.53	$12.26
Number of accumulation units outstanding at end of period	56,033	83,219	96,407	109,682	97,171	89,234	84,982	91,818	96,105	156,846
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.45	$12.10	$12.42	$11.22	$9.29	$12.31	$12.07	$10.87	$10.41
Value at end of period	$16.55	$13.45	$12.10	$12.42	$11.22	$9.29	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	64,133	58,237	77,140	93,991	89,493	72,567	18,262	14,289	8,367
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.84	$11.35	$11.75	$10.57	$8.64	$12.91	$12.74	$11.13	$10.52
Value at end of period	$16.97	$12.84	$11.35	$11.75	$10.57	$8.64	$12.91	$12.74	$11.13
Number of accumulation units outstanding at end of period	26,843	30,302	50,376	102,198	111,062	89,090	99,108	101,779	24,706
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$10.02	$10.10
Value at end of period	$12.35	$10.02
Number of accumulation units outstanding at end of period	929	622

SDVA

CFI 12

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.16	$19.70	$24.40	$20.54	$12.13	$25.20	$18.43	$13.74	$10.61
Value at end of period	$21.56	$23.16	$19.70	$24.40	$20.54	$12.13	$25.20	$18.43	$13.74
Number of accumulation units outstanding at end of period	27,604	28,189	33,768	37,193	39,653	27,167	19,013	9,397	4,875
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.74	$17.50	$17.40	$14.33	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78
Value at end of period	$26.94	$20.74	$17.50	$17.40	$14.33	$11.55	$17.47	$17.29	$15.02	$14.02
Number of accumulation units outstanding at end of period	52,532	54,471	71,533	69,151	57,973	41,976	38,944	40,157	46,014	118,478
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41
Value at end of period	$25.27	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63
Number of accumulation units outstanding at end of period	24,492	36,591	42,160	45,784	36,908	36,111	38,065	58,061	42,521	70,555
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.33	$9.78
Value at end of period	$13.29	$10.33
Number of accumulation units outstanding at end of period	361,455	441,811
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50	$10.38
Value at end of period	$21.31	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50
Number of accumulation units outstanding at end of period	192,093	39,357	56,883	58,150	41,256	12,692	15,969	21,334	22,424	3,737
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.37	$10.07	$10.05
Value at end of period	$14.67	$11.37	$10.07
Number of accumulation units outstanding at end of period	32,735	27,503	8,759
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.82	$17.03	$17.24	$17.46	$17.62	$17.42	$16.81	$16.26	$16.02	$16.08
Value at end of period	$16.61	$16.82	$17.03	$17.24	$17.46	$17.62	$17.42	$16.81	$16.26	$16.02
Number of accumulation units outstanding at end of period	268,327	279,704	464,341	631,704	752,282	642,414	267,136	168,543	88,658	690,371
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.52	$12.17	$12.53	$10.59	$8.31	$14.10	$12.51	$12.07	$11.22	$9.72
Value at end of period	$18.09	$13.52	$12.17	$12.53	$10.59	$8.31	$14.10	$12.51	$12.07	$11.22
Number of accumulation units outstanding at end of period	10,240	13,031	11,883	14,593	16,198	11,297	7,679	7,007	5,867	409,584
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$30.30	$27.60	$27.52	$25.36	$21.79	$28.41	$27.67	$25.03	$24.63	$22.45
Value at end of period	$35.51	$30.30	$27.60	$27.52	$25.36	$21.79	$28.41	$27.67	$25.03	$24.63
Number of accumulation units outstanding at end of period	97,574	114,800	139,143	171,903	180,493	147,059	136,704	138,508	160,972	618,206
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.73	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41	$10.16
Value at end of period	$23.41	$19.73	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	51,445	52,506	81,571	56,342	65,727	44,479	47,204	37,092	44,225
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.77	$11.35	$11.59	$9.03	$6.48	$10.06
Value at end of period	$16.60	$12.77	$11.35	$11.59	$9.03	$6.48
Number of accumulation units outstanding at end of period	24,034	21,835	48,396	33,080	14,080	2,864

SDVA

CFI 13

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.21	$15.05	$13.97	$12.42	$9.76	$13.84	$12.77	$10.66	$10.06
Value at end of period	$20.29	$17.21	$15.05	$13.97	$12.42	$9.76	$13.84	$12.77	$10.66
Number of accumulation units outstanding at end of period	23,875	33,080	42,890	34,504	38,389	26,050	16,908	11,266	7,026
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.20	$11.20	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99	$10.67
Value at end of period	$15.70	$12.20	$11.20	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	16,696	22,045	33,997	40,028	37,522	42,648	52,725	27,779	29,084
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.96	$12.45	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02	$10.06
Value at end of period	$18.78	$14.96	$12.45	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	29,757	42,684	44,823	55,294	53,881	47,624	49,922	53,620	61,225
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$16.82	$14.04	$15.52	$13.57	$9.86	$16.78	$15.98	$13.76	$12.30	$10.83
Value at end of period	$21.07	$16.82	$14.04	$15.52	$13.57	$9.86	$16.78	$15.98	$13.76	$12.30
Number of accumulation units outstanding at end of period	29,972	24,744	25,566	27,746	24,951	19,445	14,957	17,307	5,335	12,981
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83	$10.00
Value at end of period	$18.80	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	103,477	115,161	145,304	131,692	115,217	105,448	154,042	161,645	145,467	585,689
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$20.98	$19.53	$19.12	$17.98	$15.91	$15.46	$14.36	$13.94	$13.78	$13.31
Value at end of period	$20.36	$20.98	$19.53	$19.12	$17.98	$15.91	$15.46	$14.36	$13.94	$13.78
Number of accumulation units outstanding at end of period	290,332	374,750	445,273	526,292	444,580	340,332	283,613	235,873	228,032	488,955
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.81	$9.20	$8.86	$8.32	$8.25
Value at end of period	$10.11	$9.81	$9.20	$8.86	$8.32
Number of accumulation units outstanding at end of period	78,332	90,274	26,812	35,681	62,442
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.24	$10.08	$10.33	$9.38	$9.22
Value at end of period	$13.18	$11.24	$10.08	$10.33	$9.38
Number of accumulation units outstanding at end of period	249,949	320,158	372,229	507,677	532,729
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.50	$10.44	$10.56	$9.63	$9.50
Value at end of period	$13.14	$11.50	$10.44	$10.56	$9.63
Number of accumulation units outstanding at end of period	414,797	446,877	459,949	509,616	584,386
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.71	$10.76	$10.67	$9.86	$9.75
Value at end of period	$12.73	$11.71	$10.76	$10.67	$9.86
Number of accumulation units outstanding at end of period	289,200	373,420	484,999	575,632	596,471
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.34	$14.48	$14.11	$12.70	$10.85
Value at end of period	$21.24	$16.34	$14.48	$14.11	$12.70
Number of accumulation units outstanding at end of period	51,083	56,627	67,006	82,510	88,760

SDVA		CFI 14

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.40	$9.14	$9.06	$8.19	$6.72	$10.19
Value at end of period	$13.54	$10.40	$9.14	$9.06	$8.19	$6.72
Number of accumulation units outstanding at end of period	56,861	72,098	72,212	77,504	68,098	1,879
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.63	$13.65	$13.74	$12.52	$10.30
Value at end of period	$20.29	$15.63	$13.65	$13.74	$12.52
Number of accumulation units outstanding at end of period	90,661	98,277	142,297	166,304	155,223
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.81	$15.62	$16.17	$13.01	$11.51
Value at end of period	$23.73	$17.81	$15.62	$16.17	$13.01
Number of accumulation units outstanding at end of period	13,010	12,996	13,416	19,645	15,529
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.64	$10.10	$10.44	$8.47	$6.14	$9.70
Value at end of period	$15.39	$11.64	$10.10	$10.44	$8.47	$6.14
Number of accumulation units outstanding at end of period	9,903	23,877	21,412	19,375	16,695	112
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.73	$10.26	$10.84	$8.71	$6.98	$10.05
Value at end of period	$16.03	$11.73	$10.26	$10.84	$8.71	$6.98
Number of accumulation units outstanding at end of period	15,118	19,954	22,735	26,550	17,771	11,987
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.68	$15.58	$15.69	$12.03	$9.32	$14.43	$13.31	$11.99	$11.44
Value at end of period	$24.22	$17.68	$15.58	$15.69	$12.03	$9.32	$14.43	$13.31	$11.99
Number of accumulation units outstanding at end of period	755	785	2,764	3,812	2,640	429	261	87	1,414
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.94	$10.58	$11.01	$8.99	$7.16	$10.37
Value at end of period	$16.19	$11.94	$10.58	$11.01	$8.99	$7.16
Number of accumulation units outstanding at end of period	32,895	36,813	62,885	79,324	69,190	44,144
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.65	$13.85	$13.63	$12.10	$9.20	$12.85	$12.47	$11.01	$10.34
Value at end of period	$18.89	$15.65	$13.85	$13.63	$12.10	$9.20	$12.85	$12.47	$11.01
Number of accumulation units outstanding at end of period	174,856	207,356	257,989	309,457	322,872	274,174	205,625	183,902	58,642
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.86	$11.98	$12.24	$10.78	$8.73	$13.75	$13.52	$11.49	$11.20	$9.72
Value at end of period	$17.76	$13.86	$11.98	$12.24	$10.78	$8.73	$13.75	$13.52	$11.49	$11.20
Number of accumulation units outstanding at end of period	78,729	122,633	118,220	101,427	95,006	60,535	44,755	41,092	81,038	201,213
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18	$10.13
Value at end of period	$14.71	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	35,544	24,030	33,856	14,128	13,894	6,831	9,337

SDVA

CFI 15

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.00	$11.94	$13.80	$12.28	$9.04	$18.12	$15.22	$12.43	$10.20
Value at end of period	$15.81	$14.00	$11.94	$13.80	$12.28	$9.04	$18.12	$15.22	$12.43
Number of accumulation units outstanding at end of period	9,201	8,867	9,655	14,360	17,094	19,401	20,905	18,447	20,045
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20	$9.84
Value at end of period	$12.54	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	110,700	111,692	50,839	48,488	37,324	29,475	11,839	629
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.99	$10.81	$11.60	$10.91	$8.35	$14.01	$13.86	$11.51	$11.10
Value at end of period	$16.76	$12.99	$10.81	$11.60	$10.91	$8.35	$14.01	$13.86	$11.51
Number of accumulation units outstanding at end of period	12,195	10,886	15,655	16,452	16,285	12,842	15,493	5,595	37
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.03	$11.76	$11.13	$10.64	$10.21	$9.99
Value at end of period	$11.54	$12.03	$11.76	$11.13	$10.64	$10.21
Number of accumulation units outstanding at end of period	54,092	89,857	97,606	67,800	45,144	10,309
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.94	$10.28
Value at end of period	$13.76	$9.94
Number of accumulation units outstanding at end of period	7,321	8,815
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$9.68	$8.61	$8.72	$7.84	$6.38	$10.37	$10.14	$9.04	$8.91	$8.27
Value at end of period	$12.40	$9.68	$8.61	$8.72	$7.84	$6.38	$10.37	$10.14	$9.04	$8.91
Number of accumulation units outstanding at end of period	0	0	536	1,579	1,580	921	1,043	1,154	1,273	44,221
PROFUND VP EUROPE 30
Value at beginning of period	$9.97	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.01	$9.38	$8.31
Value at end of period	$11.98	$9.97	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.01	$9.38
Number of accumulation units outstanding at end of period	830	834	838	265	266	161	161	244	245	4,239
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.87	$3.12	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37
Value at end of period	$3.30	$2.87	$3.12	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25
Number of accumulation units outstanding at end of period	9,710	9,970	9,605	18,494	8,768	7,020	6,770	6,684	14,804	37,895

Separate Account Annual Charges of 1.40%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.62	$9.80	$10.31	$9.53	$7.99	$9.35
Value at end of period	$11.98	$10.62	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	47,095	48,190	34,957	42,151	11,162	219

SDVA

CFI 16

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$14.20	$12.94	$13.98	$11.21	$9.10	$12.85	$13.37	$11.36	$10.59
Value at end of period	$18.76	$14.20	$12.94	$13.98	$11.21	$9.10	$12.85	$13.37	$11.36
Number of accumulation units outstanding at end of period	1,127	1,192	2,631	3,478	3,249	1,153	562	674	1,965
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.69	$10.99	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04
Value at end of period	$15.99	$12.69	$10.99	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02
Number of accumulation units outstanding at end of period	19,026	26,938	39,283	39,811	30,160	27,415	36,598	35,232	35,874	3,098,913
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.94	$9.60	$9.65	$8.75	$6.71
Value at end of period	$13.28	$10.94	$9.60	$9.65	$8.75
Number of accumulation units outstanding at end of period	62,632	134,140	35,873	42,706	28,821
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$10.74	$9.32	$10.27
Value at end of period	$12.90	$10.74	$9.32
Number of accumulation units outstanding at end of period	2,555	1,500	1,816
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.05	$9.70
Value at end of period	$11.73	$10.05
Number of accumulation units outstanding at end of period	910	217
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$18.20	$15.74	$18.64	$17.73	$12.63	$22.26	$18.91	$16.20	$13.59	$11.62
Value at end of period	$21.71	$18.20	$15.74	$18.64	$17.73	$12.63	$22.26	$18.91	$16.20	$13.59
Number of accumulation units outstanding at end of period	75,711	93,883	99,593	114,325	76,634	61,743	56,718	49,787	29,719	3,147,004
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.05	$13.50	$14.54	$13.09	$12.49
Value at end of period	$17.02	$15.05	$13.50	$14.54	$13.09
Number of accumulation units outstanding at end of period	7,168	7,357	4,067	2,833	741
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.99	$9.82	$10.12	$9.02	$7.69	$10.88	$10.48	$10.01
Value at end of period	$12.61	$10.99	$9.82	$10.12	$9.02	$7.69	$10.88	$10.48
Number of accumulation units outstanding at end of period	10,108	12,333	13,164	1,417	3,326	3,820	4,732	4,849
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.98	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.00	$10.50
Value at end of period	$20.51	$14.98	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.00
Number of accumulation units outstanding at end of period	26,379	75,870	44,463	54,694	45,984	7,813	8,929	7,552	3,177
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$13.77	$11.76	$11.38	$10.79	$9.11	$12.96	$12.11	$10.78	$9.91	$8.79
Value at end of period	$19.59	$13.77	$11.76	$11.38	$10.79	$9.11	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	10,798	14,509	18,975	22,596	49,439	15,758	11,831	13,501	9,564	332,663

SDVA

CFI 17

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.75	$12.16	$11.01	$10.59	$9.99
Value at end of period	$11.48	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	25,800	28,610	26,892	17,359	16,845
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.22	$10.82	$11.15	$9.97	$7.77	$12.93	$12.29	$11.63	$10.90
Value at end of period	$16.03	$12.22	$10.82	$11.15	$9.97	$7.77	$12.93	$12.29	$11.63
Number of accumulation units outstanding at end of period	19,929	23,598	32,786	31,469	23,686	17,818	16,009	16,706	15,659
ING BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.40	$10.86	$10.41	$9.96	$9.01	$9.83
Value at end of period	$11.11	$11.40	$10.86	$10.41	$9.96	$9.01
Number of accumulation units outstanding at end of period	64,053	67,639	73,228	46,668	24,774	18,338
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62	$10.85
Value at end of period	$12.83	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	6,777	7,087	7,358	8,289	7,874	5,831	4,020	1,033
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$22.22	$19.50	$18.06	$14.31	$10.68	$17.62	$21.73	$16.01	$13.90	$11.06
Value at end of period	$22.36	$22.22	$19.50	$18.06	$14.31	$10.68	$17.62	$21.73	$16.01	$13.90
Number of accumulation units outstanding at end of period	8,655	11,462	13,275	14,954	10,939	7,429	6,673	7,920	5,686	1,657,594
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.21	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$10.44
Value at end of period	$13.57	$10.21	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13
Number of accumulation units outstanding at end of period	30,707	31,716	34,482	40,857	41,389	33,135	36,188	16,886
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05	$9.07
Value at end of period	$15.02	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	4,126	4,312	4,484	6,446	9,117	7,887	5,719	4,461
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.28	$7.97	$8.90	$7.23	$6.02	$9.31
Value at end of period	$11.41	$9.28	$7.97	$8.90	$7.23	$6.02
Number of accumulation units outstanding at end of period	1,046	1,109	1,171	8,885	796	628
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during August 2013)
Value at beginning of period	$9.42
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	1,447
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.48	$13.70	$15.60	$12.32	$8.98	$14.97	$13.26	$12.02	$10.47
Value at end of period	$20.76	$15.48	$13.70	$15.60	$12.32	$8.98	$14.97	$13.26	$12.02
Number of accumulation units outstanding at end of period	28,040	28,393	28,688	38,491	24,094	8,029	8,300	7,206	4,725

SDVA

CFI 18

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.55	$11.30	$11.18	$10.04	$7.71	$11.06	$10.93	$9.95
Value at end of period	$14.19	$12.55	$11.30	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	56,254	61,515	77,095	89,930	97,744	58,223	48,877	13,034
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89	$12.57
Value at end of period	$13.80	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	39,963	56,776	62,953	86,804	67,184	24,591	24,071
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.51	$8.32	$8.55	$7.83	$6.09	$9.61	$9.73
Value at end of period	$11.63	$9.51	$8.32	$8.55	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	23,768	24,423	26,331	17,242	19,434	9,062	1,720
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during December 2013)
Value at beginning of period	$13.30
Value at end of period	$13.87
Number of accumulation units outstanding at end of period	98
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.46	$8.86	$10.55
Value at end of period	$9.44	$8.46	$8.86
Number of accumulation units outstanding at end of period	1,545	3,680	2,359
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$17.09	$17.84	$19.91	$16.60	$12.24	$21.05	$16.02	$13.38	$13.19
Value at end of period	$19.14	$17.09	$17.84	$19.91	$16.60	$12.24	$21.05	$16.02	$13.38
Number of accumulation units outstanding at end of period	11,300	24,153	24,921	40,326	41,375	33,553	19,986	19,309	12,920
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.66	$7.63	$8.05	$7.71	$4.68
Value at end of period	$9.70	$8.66	$7.63	$8.05	$7.71
Number of accumulation units outstanding at end of period	2,510	2,510	2,511	5,911	4,908
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.87	$9.57	$9.99
Value at end of period	$13.94	$10.87	$9.57
Number of accumulation units outstanding at end of period	166,314	202,776	219,867
ING GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$9.89
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	13,637
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.81	$8.61	$8.78	$7.82	$6.10	$9.29
Value at end of period	$12.60	$9.81	$8.61	$8.78	$7.82	$6.10
Number of accumulation units outstanding at end of period	297,653	378,967	440,791	476,574	234,734	155,059

SDVA

CFI 19

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.99	$11.05	$13.74	$12.96	$12.52
Value at end of period	$14.32	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	174	846	886	2,191	766
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98
Value at end of period	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76
Number of accumulation units outstanding at end of period	399,311	534,478	688,581	872,605	896,827	276,746	196,754	62,774	65,452	1,431,006
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$16.74	$14.47	$14.88	$12.41	$9.58	$15.60	$15.03	$13.97	$12.78	$11.14
Value at end of period	$22.16	$16.74	$14.47	$14.88	$12.41	$9.58	$15.60	$15.03	$13.97	$12.78
Number of accumulation units outstanding at end of period	47,403	54,206	78,851	80,416	65,857	48,887	57,984	63,191	68,278	437,111
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.84	$14.32	$14.67	$12.15	$9.89	$15.13	$16.41	$14.66	$13.85	$11.54
Value at end of period	$22.22	$15.84	$14.32	$14.67	$12.15	$9.89	$15.13	$16.41	$14.66	$13.85
Number of accumulation units outstanding at end of period	36,354	43,094	62,147	67,943	50,749	44,400	44,495	45,794	49,912	424,131
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.08	$12.16	$11.49	$10.64	$9.70	$10.77	$10.33	$10.10	$9.99
Value at end of period	$12.85	$13.08	$12.16	$11.49	$10.64	$9.70	$10.77	$10.33	$10.10
Number of accumulation units outstanding at end of period	613,629	622,359	703,288	698,060	453,015	173,035	27,908	10,449	1,841
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.16	$6.98	$8.09	$7.62	$7.04
Value at end of period	$9.74	$8.16	$6.98	$8.09	$7.62
Number of accumulation units outstanding at end of period	33,335	33,960	37,008	43,198	21,736
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61
Value at end of period	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21
Number of accumulation units outstanding at end of period	33,377	32,965	34,193	31,542	24,046	22,912	27,653	27,291	24,879	1,370,657
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.29	$11.98	$12.31	$11.14	$9.24	$12.26	$12.04	$10.86	$10.55
Value at end of period	$16.33	$13.29	$11.98	$12.31	$11.14	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	22,931	20,066	20,815	35,266	30,726	23,211	4,143	2,673	996
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.69	$11.23	$11.65	$10.50	$8.59	$12.86	$12.71	$11.11	$10.38
Value at end of period	$16.75	$12.69	$11.23	$11.65	$10.50	$8.59	$12.86	$12.71	$11.11
Number of accumulation units outstanding at end of period	8,196	29,747	32,383	50,162	55,575	9,960	7,943	3,670	2,254
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$22.89	$19.50	$24.19	$20.40	$12.06	$25.10	$18.38	$13.73	$10.03
Value at end of period	$21.28	$22.89	$19.50	$24.19	$20.40	$12.06	$25.10	$18.38	$13.73
Number of accumulation units outstanding at end of period	31,861	29,353	32,679	36,316	39,701	31,307	33,485	30,591	5,526
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.40	$17.24	$17.18	$14.17	$11.43	$17.32	$17.17	$14.94	$13.97	$11.75
Value at end of period	$26.46	$20.40	$17.24	$17.18	$14.17	$11.43	$17.32	$17.17	$14.94	$13.97
Number of accumulation units outstanding at end of period	19,745	20,297	23,968	22,376	11,303	8,503	11,300	11,613	17,028	23,126

SDVA

CFI 20

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$18.12	$15.48	$15.92	$12.74	$10.14	$14.69	$15.15	$13.18	$13.63	$10.38
Value at end of period	$24.82	$18.12	$15.48	$15.92	$12.74	$10.14	$14.69	$15.15	$13.18	$13.63
Number of accumulation units outstanding at end of period	19,236	31,223	37,858	56,181	43,266	11,046	11,325	14,363	8,669	1,519,167
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.32	$9.52
Value at end of period	$13.26	$10.32
Number of accumulation units outstanding at end of period	236,364	348,398
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.30	$14.04	$13.92	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49
Value at end of period	$21.00	$16.30	$14.04	$13.92	$12.36	$8.80	$12.32	$11.19	$10.75
Number of accumulation units outstanding at end of period	75,834	21,305	27,517	14,706	7,962	6,975	6,988	8,028	5,873
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.33	$10.05	$10.05
Value at end of period	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	26,115	10,090	7,507
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.21	$16.44	$16.67	$16.91	$17.09	$16.92	$16.35	$15.85	$15.64	$15.71
Value at end of period	$15.99	$16.21	$16.44	$16.67	$16.91	$17.09	$16.92	$16.35	$15.85	$15.64
Number of accumulation units outstanding at end of period	260,332	289,177	301,901	396,041	404,584	262,305	62,353	50,440	18,761	5,672,311
ING MARSICO GROWTH PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.34	$12.02	$12.40	$10.49	$8.25	$14.02	$12.46	$12.04	$11.21	$9.87
Value at end of period	$17.82	$13.34	$12.02	$12.40	$10.49	$8.25	$14.02	$12.46	$12.04	$11.21
Number of accumulation units outstanding at end of period	7,009	8,759	8,091	7,977	11,741	9,832	8,699	7,352	5,381	10,491,049
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$29.47	$26.89	$26.84	$24.78	$21.32	$27.85	$27.16	$24.60	$24.25	$22.13
Value at end of period	$34.49	$29.47	$26.89	$26.84	$24.78	$21.32	$27.85	$27.16	$24.60	$24.25
Number of accumulation units outstanding at end of period	39,513	59,509	66,583	68,241	65,860	40,364	45,530	46,998	50,575	8,667,716
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.50	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40	$10.16
Value at end of period	$23.10	$19.50	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	22,464	24,395	31,048	28,124	33,320	13,452	7,341	5,360	6,494
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.68	$11.29	$11.54	$9.00	$6.48	$10.06
Value at end of period	$16.46	$12.68	$11.29	$11.54	$9.00	$6.48
Number of accumulation units outstanding at end of period	13,885	12,127	16,893	15,653	3,219	3,183
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.00	$14.90	$13.85	$12.34	$9.71	$13.78	$12.74	$10.65	$10.23
Value at end of period	$20.02	$17.00	$14.90	$13.85	$12.34	$9.71	$13.78	$12.74	$10.65
Number of accumulation units outstanding at end of period	7,520	8,886	10,377	14,365	16,031	4,898	4,892	2,674	536
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.06	$11.09	$11.79	$10.32	$8.43	$13.09	$12.64	$10.98	$10.82
Value at end of period	$15.49	$12.06	$11.09	$11.79	$10.32	$8.43	$13.09	$12.64	$10.98
Number of accumulation units outstanding at end of period	11,611	12,301	12,229	15,771	14,657	9,198	10,087	11,538	11,607

SDVA

CFI 21

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.78	$12.32	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00	$10.06
Value at end of period	$18.53	$14.78	$12.32	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	11,250	13,582	25,573	29,604	20,243	6,982	8,636	9,297	10,741
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$16.55	$13.84	$15.32	$13.41	$9.76	$16.64	$15.87	$13.68	$12.25	$10.80
Value at end of period	$20.70	$16.55	$13.84	$15.32	$13.41	$9.76	$16.64	$15.87	$13.68	$12.25
Number of accumulation units outstanding at end of period	14,005	15,025	13,450	16,277	15,715	11,107	10,016	5,890	2,845	3,413
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.79	$15.82	$15.37	$13.64	$9.26	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$18.53	$17.79	$15.82	$15.37	$13.64	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	103,933	120,507	123,771	123,808	77,167	62,594	71,693	88,969	86,010	9,413,696
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$20.41	$19.03	$18.65	$17.56	$15.57	$15.15	$14.10	$13.71	$13.57	$13.12
Value at end of period	$19.77	$20.41	$19.03	$18.65	$17.56	$15.57	$15.15	$14.10	$13.71	$13.57
Number of accumulation units outstanding at end of period	158,567	198,670	204,692	205,246	143,873	99,573	66,987	75,799	71,347	5,917,199
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.76	$9.17	$8.84	$8.32	$8.25
Value at end of period	$10.04	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	64,416	84,055	77,001	29,282	25,678
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$13.09	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	228,584	167,595	251,816	273,237	276,321
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$13.06	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	188,043	230,052	262,869	293,985	266,146
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.65	$10.72	$10.65	$9.86	$9.75
Value at end of period	$12.65	$11.65	$10.72	$10.65	$9.86
Number of accumulation units outstanding at end of period	109,962	137,777	218,236	191,763	132,100
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.24	$14.42	$14.07	$12.69	$10.84
Value at end of period	$21.09	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	31,725	41,451	52,952	39,022	23,575
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.33	$9.09	$9.02	$8.17	$6.96
Value at end of period	$13.42	$10.33	$9.09	$9.02	$8.17
Number of accumulation units outstanding at end of period	41,781	44,454	38,287	46,480	43,873
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.54	$13.59	$13.71	$12.51	$10.64
Value at end of period	$20.14	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	44,538	55,281	61,563	62,967	49,776

SDVA		CFI 22

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.71	$15.55	$16.13	$13.00	$11.57
Value at end of period	$23.56	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	3,026	3,228	4,160	2,784	4,073
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.55	$10.04	$10.40	$8.45	$5.73
Value at end of period	$15.25	$11.55	$10.04	$10.40	$8.45
Number of accumulation units outstanding at end of period	7,146	8,294	9,372	6,122	4,122
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.65	$10.20	$10.80	$8.69	$6.97	$10.32
Value at end of period	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	7,487	7,160	11,878	8,936	6,351	2,003
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.47	$15.42	$15.55	$11.94	$9.27	$14.37	$13.27	$11.98	$12.08
Value at end of period	$23.90	$17.47	$15.42	$15.55	$11.94	$9.27	$14.37	$13.27	$11.98
Number of accumulation units outstanding at end of period	172	172	172	600	595	685	597	598	149
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.85	$10.52	$10.96	$8.97	$7.15	$10.45
Value at end of period	$16.05	$11.85	$10.52	$10.96	$8.97	$7.15
Number of accumulation units outstanding at end of period	11,122	11,186	11,271	13,854	3,903	1,200
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.47	$13.71	$13.51	$12.02	$9.15	$12.80	$12.43	$11.00	$10.34
Value at end of period	$18.64	$15.47	$13.71	$13.51	$12.02	$9.15	$12.80	$12.43	$11.00
Number of accumulation units outstanding at end of period	115,471	118,252	103,813	125,808	120,656	69,538	63,214	22,003	10,149
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$13.68	$11.84	$12.11	$10.69	$8.67	$13.68	$13.46	$11.46	$11.19	$9.99
Value at end of period	$17.50	$13.68	$11.84	$12.11	$10.69	$8.67	$13.68	$13.46	$11.46	$11.19
Number of accumulation units outstanding at end of period	57,927	60,383	65,748	64,078	58,829	34,423	32,570	29,220	27,194	4,187,985
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.63	$9.09	$9.35	$8.13	$5.78	$10.17	$9.91
Value at end of period	$14.57	$10.63	$9.09	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	11,300	12,626	8,722	7,216	9,175	0	245
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42	$10.80
Value at end of period	$15.60	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	9,368	9,916	8,682	18,057	11,194	4,958	4,708	2,035	2,372
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.48	$8.96	$10.35	$9.67	$7.44	$12.71	$11.18	$9.54
Value at end of period	$12.40	$10.48	$8.96	$10.35	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	104,917	119,561	32,587	40,196	24,871	18,724	9,088	2,826

SDVA

CFI 23

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.84	$10.70	$11.50	$10.83	$8.30	$13.96	$13.82	$12.75
Value at end of period	$16.54	$12.84	$10.70	$11.50	$10.83	$8.30	$13.96	$13.82
Number of accumulation units outstanding at end of period	9,719	9,336	11,092	21,833	22,195	15,415	17,354	5,067
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.94	$11.69	$11.08	$10.61	$10.20	$9.98
Value at end of period	$11.44	$11.94	$11.69	$11.08	$10.61	$10.20
Number of accumulation units outstanding at end of period	12,863	12,716	22,486	13,417	17,537	6,184
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.93	$10.28
Value at end of period	$13.72	$9.93
Number of accumulation units outstanding at end of period	3,652	3,652
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.97	$8.86	$8.55
Value at end of period	$12.16	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.97	$8.86
Number of accumulation units outstanding at end of period	115	252	263	274	116	117	2,890	3,081	3,290	1,756,560
PROFUND VP EUROPE 30
Value at beginning of period	$9.80	$8.52	$9.48	$9.37	$7.19	$13.01	$11.52	$9.94	$9.33	$8.28
Value at end of period	$11.75	$9.80	$8.52	$9.48	$9.37	$7.19	$13.01	$11.52	$9.94	$9.33
Number of accumulation units outstanding at end of period	959	959	1,257	664	742	307	3,077	4,022	4,230	526,719
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Value at end of period	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23
Number of accumulation units outstanding at end of period	13,358	12,960	15,605	8,257	6,577	6,805	1,130	1,878	2,066	834,452

Separate Account Annual Charges of 1.45%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.60	$9.78	$10.30	$9.52	$7.99	$10.15
Value at end of period	$11.95	$10.60	$9.78	$10.30	$9.52	$7.99
Number of accumulation units outstanding at end of period	17,520	18,817	29,248	37,019	68,053	144,331
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.14	$12.90	$13.94	$11.19	$9.08	$12.83	$13.36	$11.36	$10.17
Value at end of period	$18.68	$14.14	$12.90	$13.94	$11.19	$9.08	$12.83	$13.36	$11.36
Number of accumulation units outstanding at end of period	0	0	0	78	11,584	21,384	35,522	53,854	101,863
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.61	$10.94	$11.02	$9.73	$7.60	$13.49	$13.52	$11.44	$11.00	$10.03
Value at end of period	$15.89	$12.61	$10.94	$11.02	$9.73	$7.60	$13.49	$13.52	$11.44	$11.00
Number of accumulation units outstanding at end of period	31,398	42,399	65,038	128,808	232,220	408,019	628,695	626,432	505,609	3,518,649
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.91	$9.58	$9.64	$8.74	$7.19	$10.07
Value at end of period	$13.24	$10.91	$9.58	$9.64	$8.74	$7.19
Number of accumulation units outstanding at end of period	12,379	13,855	868	5,437	14,508	24,539

SDVA		CFI 24

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.73	$9.32	$10.02
Value at end of period	$12.88	$10.73	$9.32
Number of accumulation units outstanding at end of period	16,675	1,106	932
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.04	$9.62
Value at end of period	$11.71	$10.04
Number of accumulation units outstanding at end of period	508	1,561
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$18.11	$15.67	$18.57	$17.67	$12.60	$22.21	$18.88	$16.19	$13.58	$11.62
Value at end of period	$21.60	$18.11	$15.67	$18.57	$17.67	$12.60	$22.21	$18.88	$16.19	$13.58
Number of accumulation units outstanding at end of period	68,661	86,630	132,139	232,494	394,385	614,422	874,834	707,034	558,732	3,292,334
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.02	$13.48	$14.53	$13.09	$10.83
Value at end of period	$16.98	$15.02	$13.48	$14.53	$13.09
Number of accumulation units outstanding at end of period	708	960	2,032	3,412	5,397
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.96	$9.80	$10.10	$9.01	$7.68	$10.87	$10.48	$10.01
Value at end of period	$12.56	$10.96	$9.80	$10.10	$9.01	$7.68	$10.87	$10.48
Number of accumulation units outstanding at end of period	0	0	159	20,239	36,548	60,389	79,007	96,371
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.93	$12.66	$12.56	$10.08	$7.56	$13.06	$12.49	$11.00	$10.08
Value at end of period	$20.42	$14.93	$12.66	$12.56	$10.08	$7.56	$13.06	$12.49	$11.00
Number of accumulation units outstanding at end of period	28,423	38,804	53,858	74,357	120,965	160,694	219,815	153,972	111,724
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.70	$11.71	$11.35	$10.76	$9.09	$12.94	$12.09	$10.77	$9.90	$9.67
Value at end of period	$19.49	$13.70	$11.71	$11.35	$10.76	$9.09	$12.94	$12.09	$10.77	$9.90
Number of accumulation units outstanding at end of period	24,533	47,795	66,278	88,043	199,728	283,944	293,296	245,971	200,632	347,886
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.73	$12.15	$11.00	$10.58	$9.97
Value at end of period	$11.45	$12.73	$12.15	$11.00	$10.58
Number of accumulation units outstanding at end of period	35,203	115,895	116,755	121,015	168,892
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.17	$10.79	$11.12	$9.95	$7.75	$12.91	$12.28	$11.63	$10.89
Value at end of period	$15.96	$12.17	$10.79	$11.12	$9.95	$7.75	$12.91	$12.28	$11.63
Number of accumulation units outstanding at end of period	3,133	3,566	6,229	28,729	31,648	57,851	95,842	94,904	54,674
ING BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.37	$10.84	$10.40	$9.95	$9.00	$10.15
Value at end of period	$11.08	$11.37	$10.84	$10.40	$9.95	$9.00
Number of accumulation units outstanding at end of period	2,828	7,939	14,308	24,827	135,712	133,576

SDVA

CFI 25

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.51	$10.10	$10.82	$9.47	$7.20	$12.44	$13.62	$11.04
Value at end of period	$12.78	$12.51	$10.10	$10.82	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	14,347	13,881	15,665	16,937	25,116	76,035	106,326	58,581
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$22.12	$19.43	$18.00	$14.27	$10.66	$17.59	$21.70	$16.00	$13.90	$10.06
Value at end of period	$22.25	$22.12	$19.43	$18.00	$14.27	$10.66	$17.59	$21.70	$16.00	$13.90
Number of accumulation units outstanding at end of period	4,818	5,509	14,341	26,672	47,214	95,437	170,170	341,862	205,694	1,897,527
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.18	$9.20	$9.79	$8.87	$6.84	$11.41	$11.12	$9.91	$9.95
Value at end of period	$13.51	$10.18	$9.20	$9.79	$8.87	$6.84	$11.41	$11.12	$9.91
Number of accumulation units outstanding at end of period	1,550	4,112	20,845	32,054	49,033	95,814	100,793	64,978	1,262
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.85	$9.64	$10.05	$8.14	$6.62	$10.20	$10.05	$10.22
Value at end of period	$14.97	$10.85	$9.64	$10.05	$8.14	$6.62	$10.20	$10.05
Number of accumulation units outstanding at end of period	4,964	8,790	9,466	11,242	234,663	312,237	166,041	90,710
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.26	$7.96	$8.89	$7.23	$6.02	$10.41
Value at end of period	$11.38	$9.26	$7.96	$8.89	$7.23	$6.02
Number of accumulation units outstanding at end of period	0	0	2,089	1,127	38,356	16,357
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.60	$7.16	$8.78	$9.81	$9.88
Value at end of period	$10.63	$8.60	$7.16	$8.78	$9.81
Number of accumulation units outstanding at end of period	0	0	184	0	37
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.42	$13.65	$15.55	$12.30	$8.96	$14.95	$13.25	$12.01	$9.96
Value at end of period	$20.67	$15.42	$13.65	$15.55	$12.30	$8.96	$14.95	$13.25	$12.01
Number of accumulation units outstanding at end of period	4,009	9,912	24,119	31,544	67,769	147,647	218,935	145,982	68,825
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.51	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92	$9.95
Value at end of period	$14.13	$12.51	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	34,039	45,579	76,729	79,398	235,471	456,916	641,840	182,288
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.93	$9.76	$9.99	$9.09	$7.29	$11.88	$12.48
Value at end of period	$13.75	$10.93	$9.76	$9.99	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	69,755	73,545	99,922	133,112	187,709	306,918	282,946
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.48	$8.30	$8.53	$7.81	$6.09	$9.60	$10.14
Value at end of period	$11.59	$9.48	$8.30	$8.53	$7.81	$6.09	$9.60
Number of accumulation units outstanding at end of period	4,877	7,561	23,989	34,183	73,589	103,569	64,469

SDVA

CFI 26

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.81	$10.40	$11.01	$9.99
Value at end of period	$13.84	$11.81	$10.40	$11.01
Number of accumulation units outstanding at end of period	0	0	0	555
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.45	$8.85	$9.96
Value at end of period	$9.42	$8.45	$8.85
Number of accumulation units outstanding at end of period	2,740	6,941	8,652
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.02	$17.78	$19.85	$16.56	$12.22	$21.02	$16.01	$13.38	$10.00
Value at end of period	$19.05	$17.02	$17.78	$19.85	$16.56	$12.22	$21.02	$16.01	$13.38
Number of accumulation units outstanding at end of period	16,646	37,788	54,834	66,607	180,624	314,131	369,818	334,613	136,495
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.63	$7.61	$8.03	$7.70	$6.01	$10.22
Value at end of period	$9.67	$8.63	$7.61	$8.03	$7.70	$6.01
Number of accumulation units outstanding at end of period	0	288	3,259	3,284	33,627	10,451
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.86	$9.56	$9.99
Value at end of period	$13.92	$10.86	$9.56
Number of accumulation units outstanding at end of period	117,265	140,784	271,426
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.78	$8.60	$8.77	$7.82	$6.10	$9.95	$9.83
Value at end of period	$12.56	$9.78	$8.60	$8.77	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	15,884	28,434	79,119	50,758	980,063	1,745,646	3,576
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.96	$11.04	$13.73	$12.96	$12.18
Value at end of period	$14.29	$13.96	$11.04	$13.73	$12.96
Number of accumulation units outstanding at end of period	0	0	0	1,892	1,662
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.86	$9.66	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97
Value at end of period	$14.20	$10.86	$9.66	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74
Number of accumulation units outstanding at end of period	1,321	8,234	14,827	83,052	835,209	3,152,418	3,008,721	587,918	563,149	2,210,160
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$16.65	$14.39	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13
Value at end of period	$22.02	$16.65	$14.39	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76
Number of accumulation units outstanding at end of period	4,480	13,132	24,971	60,499	144,667	365,950	518,940	565,542	656,156	1,090,890
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.74	$14.25	$14.60	$12.10	$9.86	$15.08	$16.36	$14.63	$13.83	$11.53
Value at end of period	$22.08	$15.74	$14.25	$14.60	$12.10	$9.86	$15.08	$16.36	$14.63	$13.83
Number of accumulation units outstanding at end of period	4,401	10,527	19,730	49,684	104,545	221,420	370,970	545,945	460,193	892,876
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.03	$12.12	$11.46	$10.62	$9.68	$10.76	$10.33	$10.10	$10.04
Value at end of period	$12.79	$13.03	$12.12	$11.46	$10.62	$9.68	$10.76	$10.33	$10.10
Number of accumulation units outstanding at end of period	16,966	24,762	39,890	690,272	2,760,200	2,359,809	388,947	284,351	88,256

SDVA

CFI 27

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.14	$6.97	$8.08	$7.61	$6.06	$10.30
Value at end of period	$9.71	$8.14	$6.97	$8.08	$7.61	$6.06
Number of accumulation units outstanding at end of period	417	7,578	11,338	18,590	47,604	4,908
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$13.88	$11.87	$12.30	$10.84	$8.56	$13.68	$14.20	$12.44	$12.20	$10.60
Value at end of period	$18.47	$13.88	$11.87	$12.30	$10.84	$8.56	$13.68	$14.20	$12.44	$12.20
Number of accumulation units outstanding at end of period	4,137	11,255	19,273	60,823	100,991	156,178	232,633	294,898	305,003	314,712
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.24	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86	$10.22
Value at end of period	$16.26	$13.24	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	35,117	31,652	52,924	68,854	102,770	190,773	182,104	144,450	128,902
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.64	$11.20	$11.61	$10.47	$8.57	$12.84	$12.70	$11.11	$10.31
Value at end of period	$16.68	$12.64	$11.20	$11.61	$10.47	$8.57	$12.84	$12.70	$11.11
Number of accumulation units outstanding at end of period	9,151	18,525	33,054	68,566	113,355	226,283	443,151	186,203	64,110
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.81	$19.43	$24.12	$20.35	$12.04	$25.06	$18.36	$13.72	$10.06
Value at end of period	$21.18	$22.81	$19.43	$24.12	$20.35	$12.04	$25.06	$18.36	$13.72
Number of accumulation units outstanding at end of period	22,695	41,887	53,525	65,178	180,352	271,191	306,049	226,411	73,315
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.29	$17.16	$17.10	$14.11	$11.40	$17.27	$17.12	$14.91	$13.95	$11.74
Value at end of period	$26.31	$20.29	$17.16	$17.10	$14.11	$11.40	$17.27	$17.12	$14.91	$13.95
Number of accumulation units outstanding at end of period	1,396	1,810	9,435	24,159	58,828	88,108	132,151	168,891	200,030	248,264
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$18.02	$15.41	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37
Value at end of period	$24.68	$18.02	$15.41	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63
Number of accumulation units outstanding at end of period	3,272	5,958	11,437	28,844	37,518	66,620	149,475	134,373	124,114	2,268,707
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.32	$9.65
Value at end of period	$13.25	$10.32
Number of accumulation units outstanding at end of period	194,821	227,791
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2004)
Value at beginning of period	$16.23	$13.98	$13.88	$12.32	$8.78	$12.30	$11.18	$10.74	$10.48	$9.31
Value at end of period	$20.90	$16.23	$13.98	$13.88	$12.32	$8.78	$12.30	$11.18	$10.74	$10.48
Number of accumulation units outstanding at end of period	81,423	4,587	9,996	47,170	88,225	57,876	107,628	105,709	95,371	67,584
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.32	$10.05	$10.05
Value at end of period	$14.58	$11.32	$10.05
Number of accumulation units outstanding at end of period	44,584	8,803	10,045
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.02	$16.25	$16.49	$16.73	$16.92	$16.76	$16.21	$15.71	$15.51	$15.60
Value at end of period	$15.79	$16.02	$16.25	$16.49	$16.73	$16.92	$16.76	$16.21	$15.71	$15.51
Number of accumulation units outstanding at end of period	124,054	374,778	375,020	592,092	1,467,203	2,902,930	1,775,553	834,228	600,124	6,868,172

SDVA

CFI 28

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.28	$11.98	$12.36	$10.46	$8.23	$13.99	$12.44	$12.03	$11.21	$10.02
Value at end of period	$17.74	$13.28	$11.98	$12.36	$10.46	$8.23	$13.99	$12.44	$12.03	$11.21
Number of accumulation units outstanding at end of period	20,221	26,211	41,080	47,990	77,945	107,118	128,851	82,175	58,042	6,723,135
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$29.20	$26.65	$26.62	$24.59	$21.16	$27.66	$26.99	$24.46	$24.12	$22.03
Value at end of period	$34.15	$29.20	$26.65	$26.62	$24.59	$21.16	$27.66	$26.99	$24.46	$24.12
Number of accumulation units outstanding at end of period	6,007	7,702	29,016	80,144	173,790	298,427	509,058	545,929	586,332	7,209,493
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.42	$17.40	$16.59	$14.81	$11.32	$18.44	$14.69	$11.39	$10.11
Value at end of period	$23.00	$19.42	$17.40	$16.59	$14.81	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	34,665	64,166	66,582	78,611	178,953	298,673	317,967	240,166	222,209
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.65	$11.27	$11.52	$9.00	$6.47	$10.06
Value at end of period	$16.41	$12.65	$11.27	$11.52	$9.00	$6.47
Number of accumulation units outstanding at end of period	19,268	2,043	6,009	9,049	17,687	26,884
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.94	$14.84	$13.81	$12.31	$9.69	$13.76	$12.73	$10.65	$10.20
Value at end of period	$19.94	$16.94	$14.84	$13.81	$12.31	$9.69	$13.76	$12.73	$10.65
Number of accumulation units outstanding at end of period	26,318	50,412	54,493	78,610	105,266	155,143	181,142	138,777	95,199
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.01	$11.05	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98	$10.43
Value at end of period	$15.43	$12.01	$11.05	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	3,104	3,128	3,973	6,765	8,900	25,983	72,601	83,748	98,943
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.72	$12.28	$13.56	$11.86	$8.62	$14.65	$13.95	$12.00	$10.06
Value at end of period	$18.45	$14.72	$12.28	$13.56	$11.86	$8.62	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	0	0	2,032	13,805	33,374	85,989	115,631	130,234	148,134
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$16.46	$13.77	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66	$12.23	$10.79
Value at end of period	$20.58	$16.46	$13.77	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66	$12.23
Number of accumulation units outstanding at end of period	76,726	86,122	104,657	114,098	133,707	198,952	205,356	124,633	62,404	46,493
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$17.71	$15.76	$15.32	$13.60	$9.24	$12.10	$11.94	$11.12	$10.82	$10.00
Value at end of period	$18.44	$17.71	$15.76	$15.32	$13.60	$9.24	$12.10	$11.94	$11.12	$10.82
Number of accumulation units outstanding at end of period	34,849	66,384	116,927	160,264	214,385	355,072	645,733	891,162	763,255	8,744,441
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$20.22	$18.86	$18.50	$17.43	$15.45	$15.05	$14.01	$13.63	$13.50	$13.06
Value at end of period	$19.58	$20.22	$18.86	$18.50	$17.43	$15.45	$15.05	$14.01	$13.63	$13.50
Number of accumulation units outstanding at end of period	82,928	177,629	400,066	541,337	1,002,956	1,503,501	1,150,425	987,835	952,489	7,272,611
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.74	$9.16	$8.84	$8.31	$8.25
Value at end of period	$10.02	$9.74	$9.16	$8.84	$8.31
Number of accumulation units outstanding at end of period	39,446	79,059	83,899	78,571	41,509

SDVA

CFI 29

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.17	$10.03	$10.31	$9.37	$9.22
Value at end of period	$13.06	$11.17	$10.03	$10.31	$9.37
Number of accumulation units outstanding at end of period	58,385	83,661	281,908	420,267	670,674
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.43	$10.39	$10.53	$9.63	$9.49
Value at end of period	$13.03	$11.43	$10.39	$10.53	$9.63
Number of accumulation units outstanding at end of period	43,913	158,443	343,918	518,794	934,030
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.64	$10.71	$10.64	$9.86	$9.75
Value at end of period	$12.62	$11.64	$10.71	$10.64	$9.86
Number of accumulation units outstanding at end of period	41,191	52,441	150,579	392,883	651,120
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.21	$14.40	$14.06	$12.68	$10.84
Value at end of period	$21.04	$16.21	$14.40	$14.06	$12.68
Number of accumulation units outstanding at end of period	3,740	5,492	20,573	67,770	86,341
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.30	$9.07	$9.01	$8.16	$6.71	$10.25
Value at end of period	$13.38	$10.30	$9.07	$9.01	$8.16	$6.71
Number of accumulation units outstanding at end of period	12,588	38,905	87,526	114,143	280,224	42,302
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.51	$13.57	$13.70	$12.51	$10.34
Value at end of period	$20.09	$15.51	$13.57	$13.70	$12.51
Number of accumulation units outstanding at end of period	2,677	4,039	8,350	27,250	82,477
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.68	$15.53	$16.11	$12.99	$11.56
Value at end of period	$23.50	$17.68	$15.53	$16.11	$12.99
Number of accumulation units outstanding at end of period	15,872	17,640	25,616	30,589	32,115
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.53	$10.02	$10.39	$8.44	$6.13	$10.48
Value at end of period	$15.21	$11.53	$10.02	$10.39	$8.44	$6.13
Number of accumulation units outstanding at end of period	3,442	9,804	14,312	10,465	48,233	16,262
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.62	$10.18	$10.78	$8.68	$6.97	$10.16
Value at end of period	$15.85	$11.62	$10.18	$10.78	$8.68	$6.97
Number of accumulation units outstanding at end of period	8,713	28,451	35,763	40,552	79,925	124,081
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.40	$15.37	$15.51	$11.92	$9.25	$14.35	$13.26	$11.98	$10.42
Value at end of period	$23.79	$17.40	$15.37	$15.51	$11.92	$9.25	$14.35	$13.26	$11.98
Number of accumulation units outstanding at end of period	0	109	164	164	494	4,363	7,009	8,704	10,623

SDVA

CFI 30

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.82	$10.50	$10.95	$8.96	$7.15	$10.44
Value at end of period	$16.01	$11.82	$10.50	$10.95	$8.96	$7.15
Number of accumulation units outstanding at end of period	442	442	5,332	11,570	26,472	17,444
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.41	$13.66	$13.47	$11.99	$9.13	$12.78	$12.42	$11.00	$10.10
Value at end of period	$18.56	$15.41	$13.66	$13.47	$11.99	$9.13	$12.78	$12.42	$11.00
Number of accumulation units outstanding at end of period	163,876	215,720	317,570	409,614	616,266	1,033,419	1,123,549	871,871	404,984
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.62	$11.79	$12.07	$10.66	$8.65	$13.65	$13.44	$11.45	$11.18	$10.05
Value at end of period	$17.41	$13.62	$11.79	$12.07	$10.66	$8.65	$13.65	$13.44	$11.45	$11.18
Number of accumulation units outstanding at end of period	56,703	58,710	83,312	109,229	170,972	271,992	370,643	324,040	185,397	4,592,038
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.60	$9.07	$9.33	$8.12	$5.78	$10.17	$10.22
Value at end of period	$14.52	$10.60	$9.07	$9.33	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	17,319	18,067	17,986	29,704	59,665	25,234	87,294
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.79	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41	$10.06
Value at end of period	$15.54	$13.79	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	1,172	4,952	9,262	11,020	37,045	81,007	109,023	90,947	90,519
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.45	$8.94	$10.33	$9.65	$7.43	$12.69	$11.18	$10.17
Value at end of period	$12.35	$10.45	$8.94	$10.33	$9.65	$7.43	$12.69	$11.18
Number of accumulation units outstanding at end of period	62,864	88,117	40,595	51,318	73,996	116,050	74,518	28,173
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.79	$10.66	$11.47	$10.80	$8.28	$13.94	$13.81	$11.49	$11.00
Value at end of period	$16.46	$12.79	$10.66	$11.47	$10.80	$8.28	$13.94	$13.81	$11.49
Number of accumulation units outstanding at end of period	15,912	17,734	25,488	28,268	47,082	78,315	88,948	130,257	2,425
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.91	$11.67	$11.07	$10.61	$10.20	$9.88
Value at end of period	$11.41	$11.91	$11.67	$11.07	$10.61	$10.20
Number of accumulation units outstanding at end of period	7,673	17,132	31,003	83,078	235,361	229,001
PROFUND VP BULL
Value at beginning of period	$9.45	$8.42	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.24
Value at end of period	$12.09	$9.45	$8.42	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84
Number of accumulation units outstanding at end of period	0	0	136	3,814	6,453	19,260	28,683	33,353	48,020	3,671,891
PROFUND VP EUROPE 30
Value at beginning of period	$9.74	$8.48	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27
Value at end of period	$11.67	$9.74	$8.48	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31
Number of accumulation units outstanding at end of period	0	0	192	3,562	7,914	9,169	23,411	26,550	30,722	795,586
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.82	$3.07	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36
Value at end of period	$3.23	$2.82	$3.07	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22
Number of accumulation units outstanding at end of period	444	2,377	8,387	23,644	50,115	85,737	114,041	170,267	143,669	1,079,664

SDVA

CFI 31

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.75%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.45	$9.67	$10.21	$9.47	$7.97	$10.14
Value at end of period	$11.74	$10.45	$9.67	$10.21	$9.47	$7.97
Number of accumulation units outstanding at end of period	1,540	1,539	11,981	12,963	16,653	29,714
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.81	$12.64	$13.70	$11.03	$8.98	$12.72	$13.29	$11.33	$10.03
Value at end of period	$18.19	$13.81	$12.64	$13.70	$11.03	$8.98	$12.72	$13.29	$11.33
Number of accumulation units outstanding at end of period	0	0	1,674	1,833	3,262	11,728	19,670	24,269	34,235
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.18	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96
Value at end of period	$15.30	$12.18	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88
Number of accumulation units outstanding at end of period	0	7,368	15,003	35,705	88,923	172,300	278,468	306,614	315,015	1,163,703
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.76	$9.48	$9.56	$8.69	$7.17	$9.26
Value at end of period	$13.01	$10.76	$9.48	$9.56	$8.69	$7.17
Number of accumulation units outstanding at end of period	0	0	0	5,655	35,229	77,205
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$10.66	$9.29	$9.23
Value at end of period	$12.76	$10.66	$9.29
Number of accumulation units outstanding at end of period	0	0	2,569
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$17.60	$15.28	$18.16	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Value at end of period	$20.93	$17.60	$15.28	$18.16	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53
Number of accumulation units outstanding at end of period	1,523	6,083	19,489	55,070	98,221	213,978	348,184	305,285	234,850	865,696
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$14.85	$13.37	$14.45	$13.06	$12.76
Value at end of period	$16.73	$14.85	$13.37	$14.45	$13.06
Number of accumulation units outstanding at end of period	0	0	0	1,556	1,712
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.73	$9.63	$9.96	$8.91	$7.62	$10.82	$10.46	$10.01
Value at end of period	$12.27	$10.73	$9.63	$9.96	$8.91	$7.62	$10.82	$10.46
Number of accumulation units outstanding at end of period	0	0	0	1,688	4,424	19,505	45,204	54,428
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.58	$12.40	$12.35	$9.93	$7.48	$12.96	$12.43	$10.98	$10.31
Value at end of period	$19.89	$14.58	$12.40	$12.35	$9.93	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	528	576	3,757	7,793	14,337	24,337	37,266	32,972	22,586
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.35	$11.44	$11.12	$10.58	$8.96	$12.79	$12.00	$10.72	$9.88	$8.93
Value at end of period	$18.93	$13.35	$11.44	$11.12	$10.58	$8.96	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	308	308	7,623	14,179	22,462	46,226	53,813	70,035	70,166	78,661

SDVA

CFI 32

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.59	$12.04	$10.94	$10.56	$10.03
Value at end of period	$11.29	$12.59	$12.04	$10.94	$10.56
Number of accumulation units outstanding at end of period	4,042	2,207	26,202	29,628	29,653
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.89	$10.57	$10.93	$9.81	$7.67	$12.81	$12.21	$11.60	$10.64
Value at end of period	$15.54	$11.89	$10.57	$10.93	$9.81	$7.67	$12.81	$12.21	$11.60
Number of accumulation units outstanding at end of period	0	410	4,268	6,673	16,618	45,955	54,384	59,942	53,910
ING BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.21	$10.71	$10.31	$9.90	$8.98	$10.14
Value at end of period	$10.89	$11.21	$10.71	$10.31	$9.90	$8.98
Number of accumulation units outstanding at end of period	4,350	5,274	1,677	18,545	42,424	43,207
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59	$11.46
Value at end of period	$12.49	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	0	0	0	1,413	7,623	23,669	24,009	12,666
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.54	$18.98	$17.64	$14.03	$10.51	$17.40	$21.53	$15.92	$13.87	$9.68
Value at end of period	$21.60	$21.54	$18.98	$17.64	$14.03	$10.51	$17.40	$21.53	$15.92	$13.87
Number of accumulation units outstanding at end of period	25	1,047	7,388	10,344	17,398	40,770	66,216	85,730	63,136	463,695
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$9.96	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08	$9.91	$9.93
Value at end of period	$13.18	$9.96	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08	$9.91
Number of accumulation units outstanding at end of period	216	216	220	5,626	11,997	20,934	30,713	27,831	5,194
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03	$10.05
Value at end of period	$14.62	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	220	3,761	4,895	11,462	23,193	31,915	31,464	13,807
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.12	$7.87	$8.82	$7.19	$6.01	$9.25
Value at end of period	$11.18	$9.12	$7.87	$8.82	$7.19	$6.01
Number of accumulation units outstanding at end of period	0	0	0	700	0	1,503
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.06	$13.37	$15.29	$12.12	$8.86	$14.82	$13.18	$11.99	$9.95
Value at end of period	$20.13	$15.06	$13.37	$15.29	$12.12	$8.86	$14.82	$13.18	$11.99
Number of accumulation units outstanding at end of period	0	5,776	14,422	25,724	43,677	68,515	74,503	65,085	29,573
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90	$10.00
Value at end of period	$13.81	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	212	212	13,251	15,044	77,376	200,497	224,942	92,585

SDVA

CFI 33

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.74	$9.63	$9.88	$9.01	$7.25	$11.86	$12.56
Value at end of period	$13.48	$10.74	$9.63	$9.88	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	0	3,542	6,981	11,652	29,366	58,150	65,139
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.32	$8.18	$8.44	$7.75	$6.05	$9.58	$10.00
Value at end of period	$11.35	$9.32	$8.18	$8.44	$7.75	$6.05	$9.58
Number of accumulation units outstanding at end of period	765	764	779	4,081	15,848	110,359	118,027
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.40	$8.83	$10.65
Value at end of period	$9.34	$8.40	$8.83
Number of accumulation units outstanding at end of period	0	0	7,112
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$16.62	$17.42	$19.51	$16.33	$12.08	$20.85	$15.92	$13.35	$10.25
Value at end of period	$18.55	$16.62	$17.42	$19.51	$16.33	$12.08	$20.85	$15.92	$13.35
Number of accumulation units outstanding at end of period	342	474	488	8,705	29,486	76,299	74,303	70,002	20,928
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.51	$7.53	$7.97	$7.66	$6.00	$8.92
Value at end of period	$9.50	$8.51	$7.53	$7.97	$7.66	$6.00
Number of accumulation units outstanding at end of period	0	0	0	0	483	816
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.79	$9.54	$9.99
Value at end of period	$13.80	$10.79	$9.54
Number of accumulation units outstanding at end of period	1,668	4,537	25,462
ING GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$9.88
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	1,555
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.63	$8.49	$8.68	$7.76	$6.08	$9.53
Value at end of period	$12.33	$9.63	$8.49	$8.68	$7.76	$6.08
Number of accumulation units outstanding at end of period	2,723	5,988	14,144	11,894	505,910	1,016,111
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.81	$10.94	$13.66	$12.93	$11.41
Value at end of period	$14.09	$13.81	$10.94	$13.66	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	1,064
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.48	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90
Value at end of period	$13.67	$10.48	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64
Number of accumulation units outstanding at end of period	57	1,336	4,951	22,122	408,941	1,943,130	1,875,407	265,732	263,048	548,608
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$16.07	$13.94	$14.39	$12.04	$9.32	$15.24	$14.74	$13.75	$12.62	$11.04
Value at end of period	$21.20	$16.07	$13.94	$14.39	$12.04	$9.32	$15.24	$14.74	$13.75	$12.62
Number of accumulation units outstanding at end of period	77	220	6,105	33,168	109,901	198,220	284,569	330,075	380,649	430,312

SDVA		CFI 34

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.20	$13.80	$14.18	$11.79	$9.64	$14.78	$16.09	$14.43	$13.68	$11.44
Value at end of period	$21.25	$15.20	$13.80	$14.18	$11.79	$9.64	$14.78	$16.09	$14.43	$13.68
Number of accumulation units outstanding at end of period	46	139	5,684	26,211	75,694	133,846	186,973	226,332	255,221	345,339
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.72	$11.87	$11.26	$10.47	$9.57	$10.67	$10.27	$10.08	$10.02
Value at end of period	$12.45	$12.72	$11.87	$11.26	$10.47	$9.57	$10.67	$10.27	$10.08
Number of accumulation units outstanding at end of period	6,823	5,606	11,068	256,726	1,341,153	1,236,734	156,180	134,360	58,209
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.02	$6.89	$8.01	$7.57	$6.05	$10.40
Value at end of period	$9.54	$8.02	$6.89	$8.01	$7.57	$6.05
Number of accumulation units outstanding at end of period	0	0	1	7,566	16,249	934
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$13.44	$11.53	$11.98	$10.59	$8.39	$13.44	$14.00	$12.30	$12.10	$10.55
Value at end of period	$17.82	$13.44	$11.53	$11.98	$10.59	$8.39	$13.44	$14.00	$12.30	$12.10
Number of accumulation units outstanding at end of period	1,093	191	3,803	20,418	47,130	100,672	140,726	152,841	145,014	733,524
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.93	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83	$10.21
Value at end of period	$15.83	$12.93	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	1,517	14,300	15,910	20,656	35,621	72,922	49,418	41,545	25,643
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.35	$10.97	$11.41	$10.32	$8.48	$12.73	$12.63	$11.09	$10.33
Value at end of period	$16.24	$12.35	$10.97	$11.41	$10.32	$8.48	$12.73	$12.63	$11.09
Number of accumulation units outstanding at end of period	0	1,518	2,706	10,725	30,725	64,900	93,646	102,143	25,456
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$22.28	$19.04	$23.71	$20.06	$11.90	$24.86	$18.27	$13.69	$10.56
Value at end of period	$20.63	$22.28	$19.04	$23.71	$20.06	$11.90	$24.86	$18.27	$13.69
Number of accumulation units outstanding at end of period	1,110	5,120	9,694	8,163	24,363	63,201	79,601	57,079	25,623
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.64	$16.66	$16.65	$13.78	$11.17	$16.97	$16.88	$14.75	$13.83	$11.68
Value at end of period	$25.39	$19.64	$16.66	$16.65	$13.78	$11.17	$16.97	$16.88	$14.75	$13.83
Number of accumulation units outstanding at end of period	0	0	1,133	16,630	44,750	85,153	88,253	109,609	135,651	189,608
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$17.44	$14.96	$15.43	$12.39	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32
Value at end of period	$23.81	$17.44	$14.96	$15.43	$12.39	$9.91	$14.40	$14.91	$13.01	$13.63
Number of accumulation units outstanding at end of period	26	401	3,732	7,381	16,904	31,195	50,964	51,518	46,549	434,570
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$10.29	$9.84
Value at end of period	$13.18	$10.29
Number of accumulation units outstanding at end of period	2,901	22,146
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during October 2004)
Value at beginning of period	$15.81	$13.66	$13.60	$12.11	$8.65	$12.16	$11.09	$10.69	$10.46	$9.34
Value at end of period	$20.29	$15.81	$13.66	$13.60	$12.11	$8.65	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	2,253	31	2,713	4,369	10,130	14,954	21,714	26,484	32,324	4,715

SDVA

CFI 35

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.26	$10.02	$10.04
Value at end of period	$14.45	$11.26	$10.02
Number of accumulation units outstanding at end of period	147	0	3,591
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$14.89	$15.16	$15.42	$15.69	$15.92	$15.82	$15.34	$14.92	$14.78	$14.90
Value at end of period	$14.63	$14.89	$15.16	$15.42	$15.69	$15.92	$15.82	$15.34	$14.92	$14.78
Number of accumulation units outstanding at end of period	31,624	50,653	63,571	118,441	515,966	1,385,333	950,438	503,921	163,682	1,213,060
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$12.93	$11.70	$12.11	$10.28	$8.11	$13.84	$12.34	$11.97	$11.18	$10.08
Value at end of period	$17.22	$12.93	$11.70	$12.11	$10.28	$8.11	$13.84	$12.34	$11.97	$11.18
Number of accumulation units outstanding at end of period	191	191	543	9,252	12,655	19,430	26,985	19,088	33,051	1,545,306
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.62	$25.29	$25.34	$23.48	$20.27	$26.57	$26.00	$23.64	$23.38	$21.42
Value at end of period	$32.21	$27.62	$25.29	$25.34	$23.48	$20.27	$26.57	$26.00	$23.64	$23.38
Number of accumulation units outstanding at end of period	3,183	3,575	12,445	26,022	88,165	198,538	273,661	288,425	339,932	2,918,631
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.97	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37	$10.07
Value at end of period	$22.40	$18.97	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	6,639	3,247	12,307	13,381	51,116	100,788	94,127	79,898	58,814
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.47	$11.14	$11.43	$8.95	$6.46	$10.05
Value at end of period	$16.13	$12.47	$11.14	$11.43	$8.95	$6.46
Number of accumulation units outstanding at end of period	1,914	1,284	3,156	3,363	1,552	3,759
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.55	$14.54	$13.57	$12.13	$9.58	$13.65	$12.66	$10.62	$10.09
Value at end of period	$19.41	$16.55	$14.54	$13.57	$12.13	$9.58	$13.65	$12.66	$10.62
Number of accumulation units outstanding at end of period	179	179	3,479	14,126	16,856	31,246	40,607	39,650	27,021
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.74	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95	$10.64
Value at end of period	$15.02	$11.74	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	0	0	0	406	8,288	21,325	37,122	44,851	43,430
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.38	$12.03	$13.33	$11.69	$8.52	$14.53	$13.88	$11.98	$10.06
Value at end of period	$17.96	$14.38	$12.03	$13.33	$11.69	$8.52	$14.53	$13.88	$11.98
Number of accumulation units outstanding at end of period	1,100	1,198	1,222	1,542	17,301	40,891	55,303	66,177	74,697
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$15.93	$13.37	$14.85	$13.05	$9.53	$16.30	$15.61	$13.51	$12.13	$10.74
Value at end of period	$19.86	$15.93	$13.37	$14.85	$13.05	$9.53	$16.30	$15.61	$13.51	$12.13
Number of accumulation units outstanding at end of period	1,026	1,084	5,012	4,593	14,528	34,743	53,350	49,580	15,023	25,934
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.25	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$17.90	$17.25	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	1,164	2,249	10,106	28,753	73,312	131,540	227,570	251,546	262,811	2,556,237

SDVA

CFI 36

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$19.12	$17.90	$17.60	$16.64	$14.80	$14.45	$13.50	$13.17	$13.08	$12.70
Value at end of period	$18.46	$19.12	$17.90	$17.60	$16.64	$14.80	$14.45	$13.50	$13.17	$13.08
Number of accumulation units outstanding at end of period	12,271	17,912	66,773	200,092	417,084	576,714	549,611	488,214	531,245	2,353,927
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.65	$9.10	$8.81	$8.31	$8.25
Value at end of period	$9.89	$9.65	$9.10	$8.81	$8.31
Number of accumulation units outstanding at end of period	0	0	5,827	0	11,999
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.06	$9.97	$10.27	$9.37	$9.21
Value at end of period	$12.90	$11.06	$9.97	$10.27	$9.37
Number of accumulation units outstanding at end of period	46	24,411	48,448	176,839	327,572
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.32	$10.32	$10.50	$9.62	$9.49
Value at end of period	$12.87	$11.32	$10.32	$10.50	$9.62
Number of accumulation units outstanding at end of period	573	12,669	65,114	244,292	397,267
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.52	$10.64	$10.60	$9.85	$9.75
Value at end of period	$12.46	$11.52	$10.64	$10.60	$9.85
Number of accumulation units outstanding at end of period	3,976	5,041	62,793	106,183	329,629
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.03	$14.28	$13.99	$12.66	$10.83
Value at end of period	$20.74	$16.03	$14.28	$13.99	$12.66
Number of accumulation units outstanding at end of period	849	849	868	9,116	24,417
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.15	$8.97	$8.94	$8.12	$6.69	$9.09
Value at end of period	$13.15	$10.15	$8.97	$8.94	$8.12	$6.69
Number of accumulation units outstanding at end of period	0	0	6,327	25,481	69,659	27,289
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.34	$13.46	$13.62	$12.48	$10.63
Value at end of period	$19.81	$15.34	$13.46	$13.62	$12.48
Number of accumulation units outstanding at end of period	1,436	1,502	2,393	15,290	71,456
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.48	$15.40	$16.03	$12.96	$11.55
Value at end of period	$23.16	$17.48	$15.40	$16.03	$12.96
Number of accumulation units outstanding at end of period	0	75	94	5,638	11,426
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.36	$9.91	$10.30	$8.39	$6.11	$10.38
Value at end of period	$14.94	$11.36	$9.91	$10.30	$8.39	$6.11
Number of accumulation units outstanding at end of period	0	0	6,694	5,372	8,467	8,334

SDVA

CFI 37

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.45	$10.06	$10.69	$8.63	$6.95	$10.36
Value at end of period	$15.57	$11.45	$10.06	$10.69	$8.63	$6.95
Number of accumulation units outstanding at end of period	0	0	6,689	5,585	10,151	22,724
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.00	$15.05	$15.24	$11.75	$9.15	$14.24	$13.19	$11.95	$11.40
Value at end of period	$23.17	$17.00	$15.05	$15.24	$11.75	$9.15	$14.24	$13.19	$11.95
Number of accumulation units outstanding at end of period	0	0	0	4,426	6,100	8,447	8,804	13,856	4,439
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.66	$10.38	$10.86	$8.91	$7.13	$10.68
Value at end of period	$15.73	$11.66	$10.38	$10.86	$8.91	$7.13
Number of accumulation units outstanding at end of period	0	0	1,546	7,702	4,758	9,187
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.05	$13.38	$13.24	$11.82	$9.03	$12.68	$12.36	$10.97	$9.99
Value at end of period	$18.07	$15.05	$13.38	$13.24	$11.82	$9.03	$12.68	$12.36	$10.97
Number of accumulation units outstanding at end of period	8,344	7,313	19,236	43,948	98,551	234,640	335,786	271,293	102,114
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$13.26	$11.52	$11.83	$10.47	$8.53	$13.50	$13.33	$11.40	$11.16	$10.07
Value at end of period	$16.91	$13.26	$11.52	$11.83	$10.47	$8.53	$13.50	$13.33	$11.40	$11.16
Number of accumulation units outstanding at end of period	0	1,141	17,170	24,684	62,824	125,026	132,415	135,716	116,092	1,402,760
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.42	$8.94	$9.22	$8.05	$5.75	$10.15	$10.22
Value at end of period	$14.22	$10.42	$8.94	$9.22	$8.05	$5.75	$10.15
Number of accumulation units outstanding at end of period	0	0	3,448	7,311	16,688	3,565	324
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.47	$11.54	$13.40	$11.99	$8.87	$17.88	$15.09	$12.39	$10.00
Value at end of period	$15.13	$13.47	$11.54	$13.40	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	0	0	1,820	2,015	10,377	28,090	43,845	45,314	30,219
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.24	$8.78	$10.18	$9.54	$7.37	$12.63	$11.16	$10.17
Value at end of period	$12.06	$10.24	$8.78	$10.18	$9.54	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	1,153	1,175	1,078	3,347	20,600	33,678	18,700	8,343
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.49	$10.44	$11.27	$10.65	$8.19	$13.82	$13.74	$11.47	$10.28
Value at end of period	$16.03	$12.49	$10.44	$11.27	$10.65	$8.19	$13.82	$13.74	$11.47
Number of accumulation units outstanding at end of period	174	174	194	498	5,862	14,595	22,698	26,144	2,415
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.74	$11.53	$10.98	$10.55	$10.17	$9.84
Value at end of period	$11.21	$11.74	$11.53	$10.98	$10.55	$10.17
Number of accumulation units outstanding at end of period	0	0	1,160	10,455	28,267	15,769

SDVA

CFI 38

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PROFUND VP BULL
Value at beginning of period	$9.12	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18
Value at end of period	$11.63	$9.12	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74
Number of accumulation units outstanding at end of period	0	0	0	563	564	2,211	4,738	4,927	5,894	518,311
PROFUND VP EUROPE 30
Value at beginning of period	$9.40	$8.20	$9.16	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20
Value at end of period	$11.23	$9.40	$8.20	$9.16	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21
Number of accumulation units outstanding at end of period	0	0	0	609	613	1,645	5,753	7,207	5,031	140,140
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.74	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Value at end of period	$3.13	$2.74	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19
Number of accumulation units outstanding at end of period	0	0	0	1,711	18,247	22,248	36,075	43,490	45,832	282,310

Separate Account Annual Charges of 1.90%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.37	$9.61	$10.17	$9.44	$7.96	$9.62
Value at end of period	$11.64	$10.37	$9.61	$10.17	$9.44	$7.96
Number of accumulation units outstanding at end of period	691	852	12,176	12,692	24,268	17,229
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.65	$12.51	$13.58	$10.95	$8.93	$12.67	$13.26	$11.32	$10.19
Value at end of period	$17.95	$13.65	$12.51	$13.58	$10.95	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	0	0	0	0	1,239	7,125	10,744	11,104	11,597
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.97	$10.42	$10.56	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92
Value at end of period	$15.01	$11.97	$10.42	$10.56	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82
Number of accumulation units outstanding at end of period	0	0	4,003	17,511	43,756	122,027	147,298	133,068	139,709	3,034,707
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.68	$9.42	$9.52	$8.67	$7.16	$9.92
Value at end of period	$12.90	$10.68	$9.42	$9.52	$8.67	$7.16
Number of accumulation units outstanding at end of period	0	0	0	0	1,019	126
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$17.35	$15.09	$17.96	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Value at end of period	$20.60	$17.35	$15.09	$17.96	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50
Number of accumulation units outstanding at end of period	0	34	14,184	35,614	87,804	137,719	186,510	174,458	156,496	3,432,847
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.76	$13.31	$14.42	$13.04	$11.45
Value at end of period	$16.61	$14.76	$13.31	$14.42	$13.04
Number of accumulation units outstanding at end of period	0	0	0	0	553
ING BALANCED PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.63	$9.54	$9.89	$8.86	$7.59	$10.79	$10.44	$10.01
Value at end of period	$12.13	$10.63	$9.54	$9.89	$8.86	$7.59	$10.79	$10.44
Number of accumulation units outstanding at end of period	0	0	0	19,122	22,495	24,621	29,770	34,865

SDVA

CFI 39

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.41	$12.27	$12.24	$9.86	$7.44	$12.90	$12.40	$10.97	$10.42
Value at end of period	$19.63	$14.41	$12.27	$12.24	$9.86	$7.44	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	0	0	9,306	2,304	12,738	54,352	53,674	15,523	17,235
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.17	$11.31	$11.00	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87	$9.95
Value at end of period	$18.65	$13.17	$11.31	$11.00	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	0	1,310	1,310	6,985	19,291	64,844	65,076	71,746	69,489	592,804
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.51	$11.99	$10.91	$10.55	$9.97
Value at end of period	$11.21	$12.51	$11.99	$10.91	$10.55
Number of accumulation units outstanding at end of period	731	8,461	8,848	9,366	13,288
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.75	$10.46	$10.84	$9.74	$7.62	$12.76	$12.18	$11.59	$11.18
Value at end of period	$15.34	$11.75	$10.46	$10.84	$9.74	$7.62	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	0	0	708	5,590	17,922	28,574	37,675	47,308	44,540
ING BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.13	$10.65	$10.27	$9.87	$8.97	$10.13
Value at end of period	$10.80	$11.13	$10.65	$10.27	$9.87	$8.97
Number of accumulation units outstanding at end of period	1,293	0	0	31,616	56,479	57,287
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.13	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58	$11.42
Value at end of period	$12.34	$12.13	$9.84	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	0	0	0	283	2,911	8,882	13,622	13,045
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.26	$18.76	$17.46	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86	$9.70
Value at end of period	$21.28	$21.26	$18.76	$17.46	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	96	85	543	1,208	8,509	20,724	46,503	61,826	41,575	1,760,569
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$9.85	$8.95	$9.57	$8.70	$6.74	$11.31	$11.07	$9.96
Value at end of period	$13.02	$9.85	$8.95	$9.57	$8.70	$6.74	$11.31	$11.07
Number of accumulation units outstanding at end of period	0	0	0	5,455	10,587	19,769	21,550	18,010
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.52	$9.39	$9.84	$8.01	$6.54	$10.12	$10.02	$10.19
Value at end of period	$14.45	$10.52	$9.39	$9.84	$8.01	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	0	25	27	139	865	4,994	4,112	5,452
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.06	$7.82	$8.78	$7.17	$6.00	$8.86
Value at end of period	$11.09	$9.06	$7.82	$8.78	$7.17	$6.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	171

SDVA

CFI 40

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.88	$13.24	$15.15	$12.03	$8.81	$14.76	$13.15	$11.97	$11.08
Value at end of period	$19.86	$14.88	$13.24	$15.15	$12.03	$8.81	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	0	75	1,649	3,603	31,150	57,885	62,177	32,111	22,982
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.13	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89	$9.98
Value at end of period	$13.65	$12.13	$10.98	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	8,653	8,691	8,734	18,797	26,341	81,432	106,851	42,469
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.65	$9.56	$9.82	$8.97	$7.23	$11.85	$12.70
Value at end of period	$13.34	$10.65	$9.56	$9.82	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	0	0	0	5,200	23,366	68,923	70,039
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.24	$8.12	$8.39	$7.72	$6.04	$9.57	$10.09
Value at end of period	$11.24	$9.24	$8.12	$8.39	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	0	0	0	2,518	9,173	34,671	33,974
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.37	$8.82	$10.43
Value at end of period	$9.30	$8.37	$8.82
Number of accumulation units outstanding at end of period	0	0	663
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$16.43	$17.24	$19.34	$16.21	$12.02	$20.76	$15.88	$13.33	$10.22
Value at end of period	$18.31	$16.43	$17.24	$19.34	$16.21	$12.02	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	67	1,295	3,727	4,139	14,729	38,394	43,464	47,838	14,432
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.76	$9.52	$9.99
Value at end of period	$13.73	$10.76	$9.52
Number of accumulation units outstanding at end of period	641	681	27,476
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.55	$8.43	$8.64	$7.74	$6.07	$9.26
Value at end of period	$12.22	$9.55	$8.43	$8.64	$7.74	$6.07
Number of accumulation units outstanding at end of period	0	47	1,133	14,898	365,489	539,831
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.73	$10.90	$13.62	$12.92	$10.80
Value at end of period	$13.99	$13.73	$10.90	$13.62	$12.92
Number of accumulation units outstanding at end of period	0	0	0	207	39
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.30	$9.20	$9.41	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87
Value at end of period	$13.41	$10.30	$9.20	$9.41	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59
Number of accumulation units outstanding at end of period	653	653	14,559	26,700	267,105	1,162,616	1,006,831	121,893	127,326	1,954,792
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.80	$13.72	$14.18	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00
Value at end of period	$20.80	$15.80	$13.72	$14.18	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56
Number of accumulation units outstanding at end of period	0	1,029	4,266	37,177	81,040	129,754	170,272	204,576	215,751	770,708

SDVA		CFI 41

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$14.94	$13.58	$13.98	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40
Value at end of period	$20.85	$14.94	$13.58	$13.98	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61
Number of accumulation units outstanding at end of period	235	249	1,922	21,895	64,677	104,324	153,572	172,412	176,453	711,336
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.58	$11.75	$11.16	$10.39	$9.52	$10.62	$10.25	$10.06	$10.03
Value at end of period	$12.29	$12.58	$11.75	$11.16	$10.39	$9.52	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	2,303	2,679	1,592	132,398	752,666	780,147	105,617	68,813	38,902
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$7.96	$6.85	$7.98	$7.55	$6.36
Value at end of period	$9.46	$7.96	$6.85	$7.98	$7.55
Number of accumulation units outstanding at end of period	0	0	0	954	27,336
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$13.22	$11.36	$11.83	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52
Value at end of period	$17.51	$13.22	$11.36	$11.83	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05
Number of accumulation units outstanding at end of period	0	1,656	945	6,991	22,655	39,124	57,070	95,691	98,322	177,317
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.78	$11.58	$11.96	$10.88	$9.06	$12.09	$11.93	$10.82	$10.48
Value at end of period	$15.62	$12.78	$11.58	$11.96	$10.88	$9.06	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	316	337	334	1,184	12,316	33,284	21,895	15,076	28,433
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.20	$10.86	$11.31	$10.25	$8.43	$12.68	$12.60	$11.07	$10.68
Value at end of period	$16.03	$12.20	$10.86	$11.31	$10.25	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	0	0	1,194	9,551	25,385	36,970	41,623	38,660	18,860
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$22.02	$18.84	$23.50	$19.91	$11.83	$24.75	$18.22	$13.68	$10.34
Value at end of period	$20.36	$22.02	$18.84	$23.50	$19.91	$11.83	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	0	181	6,952	9,123	18,896	36,266	50,695	30,698	12,577
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.33	$16.42	$16.43	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65
Value at end of period	$24.94	$19.33	$16.42	$16.43	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78
Number of accumulation units outstanding at end of period	767	726	1,859	8,479	22,817	37,233	53,606	120,976	141,544	143,912
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$17.16	$14.74	$15.23	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30
Value at end of period	$23.39	$17.16	$14.74	$15.23	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63
Number of accumulation units outstanding at end of period	0	13	1,522	3,714	14,494	53,162	67,737	70,056	83,207	2,099,655
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$10.28	$9.84
Value at end of period	$13.14	$10.28
Number of accumulation units outstanding at end of period	0	85
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during December 2004)
Value at beginning of period	$15.60	$13.50	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45	$10.48
Value at end of period	$19.99	$15.60	$13.50	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	0	0	796	423	4,747	3,277	8,614	10,224	12,100	45,863

SDVA

CFI 42

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.22	$10.00	$10.04
Value at end of period	$14.38	$11.22	$10.00
Number of accumulation units outstanding at end of period	0	0	143
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$14.36	$14.63	$14.91	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57
Value at end of period	$14.09	$14.36	$14.63	$14.91	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42
Number of accumulation units outstanding at end of period	4,674	24,211	25,964	77,354	229,816	701,838	517,187	423,630	301,712	5,864,378
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.76	$11.56	$11.99	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17	$9.69
Value at end of period	$16.97	$12.76	$11.56	$11.99	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	146	170	830	5,310	8,390	14,633	16,444	12,344	10,443	5,851,107
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.86	$24.63	$24.72	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12
Value at end of period	$31.27	$26.86	$24.63	$24.72	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02
Number of accumulation units outstanding at end of period	105	7,711	10,489	27,916	51,059	105,511	159,237	167,405	157,559	6,519,914
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.75	$16.87	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36	$10.15
Value at end of period	$22.11	$18.75	$16.87	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	0	0	1,869	6,345	16,107	41,108	45,911	43,360	31,643
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.38	$11.08	$11.38	$8.93	$6.45	$10.05
Value at end of period	$15.99	$12.38	$11.08	$11.38	$8.93	$6.45
Number of accumulation units outstanding at end of period	0	0	1,927	2,528	2,471	3,230
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.35	$14.40	$13.46	$12.04	$9.52	$13.59	$12.63	$10.61	$10.19
Value at end of period	$19.16	$16.35	$14.40	$13.46	$12.04	$9.52	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	0	0	0	1,479	8,253	26,935	42,628	35,898	19,921
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.60	$10.72	$11.45	$10.07	$8.27	$12.92	$12.53	$10.94	$10.77
Value at end of period	$14.83	$11.60	$10.72	$11.45	$10.07	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	0	0	512	2,364	7,846	19,744	24,688	25,524	24,534
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.21	$11.91	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$17.73	$14.21	$11.91	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	0	0	0	5,683	22,899	44,624	61,537	69,753	74,094
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$15.68	$13.17	$14.66	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71
Value at end of period	$19.51	$15.68	$13.17	$14.66	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09
Number of accumulation units outstanding at end of period	0	0	932	932	5,829	11,592	16,883	14,129	7,670	19,568
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.02	$15.22	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$17.64	$17.02	$15.22	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	631	3,931	3,763	32,939	78,581	139,311	198,252	204,294	182,920	8,122,576

SDVA

CFI 43

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$18.60	$17.43	$17.17	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52
Value at end of period	$17.93	$18.60	$17.43	$17.17	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88
Number of accumulation units outstanding at end of period	1,491	6,325	13,274	62,865	203,467	266,687	240,250	188,700	191,646	6,098,052
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.60	$9.07	$8.79	$8.31	$8.25
Value at end of period	$9.83	$9.60	$9.07	$8.79	$8.31
Number of accumulation units outstanding at end of period	0	7,027	7,029	8,138	5,518
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.01	$9.93	$10.25	$9.36	$9.21
Value at end of period	$12.82	$11.01	$9.93	$10.25	$9.36
Number of accumulation units outstanding at end of period	5,567	23,907	32,438	67,771	97,900
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.26	$10.29	$10.48	$9.62	$9.49
Value at end of period	$12.78	$11.26	$10.29	$10.48	$9.62
Number of accumulation units outstanding at end of period	0	1,102	8,114	58,654	120,945
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.47	$10.61	$10.58	$9.85	$9.75
Value at end of period	$12.38	$11.47	$10.61	$10.58	$9.85
Number of accumulation units outstanding at end of period	797	748	10,266	96,198	150,309
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.94	$14.22	$13.95	$12.64	$10.83
Value at end of period	$20.59	$15.94	$14.22	$13.95	$12.64
Number of accumulation units outstanding at end of period	126	126	2,298	30,002	50,632
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.08	$8.92	$8.90	$8.10	$6.90
Value at end of period	$13.03	$10.08	$8.92	$8.90	$8.10
Number of accumulation units outstanding at end of period	602	1,475	5,750	11,243	23,682
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.25	$13.41	$13.59	$12.46	$10.63
Value at end of period	$19.66	$15.25	$13.41	$13.59	$12.46
Number of accumulation units outstanding at end of period	0	0	1,277	17,824	45,844
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.38	$15.34	$15.99	$12.95	$11.55
Value at end of period	$23.00	$17.38	$15.34	$15.99	$12.95
Number of accumulation units outstanding at end of period	0	0	0	293	1,435
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.28	$9.85	$10.26	$8.37	$6.11	$8.61
Value at end of period	$14.81	$11.28	$9.85	$10.26	$8.37	$6.11
Number of accumulation units outstanding at end of period	0	0	0	2,074	5,389	303

SDVA

CFI 44

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.37	$10.01	$10.65	$8.61	$6.94	$10.31
Value at end of period	$15.44	$11.37	$10.01	$10.65	$8.61	$6.94
Number of accumulation units outstanding at end of period	0	0	0	1,204	3,997	6,375
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.80	$14.90	$15.11	$11.66	$9.10	$14.18	$13.16	$11.94	$11.12
Value at end of period	$22.86	$16.80	$14.90	$15.11	$11.66	$9.10	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	0	0	0	0	330	883	975	2,134	1,178
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.57	$10.33	$10.82	$8.89	$7.12	$9.54
Value at end of period	$15.60	$11.57	$10.33	$10.82	$8.89	$7.12
Number of accumulation units outstanding at end of period	0	0	0	269	269	1,880
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.88	$13.25	$13.13	$11.73	$8.98	$12.62	$12.33	$10.96	$10.05
Value at end of period	$17.84	$14.88	$13.25	$13.13	$11.73	$8.98	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	482	1,859	4,018	6,332	61,718	153,663	193,477	144,645	51,306
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.09	$11.38	$11.71	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15	$10.07
Value at end of period	$16.66	$13.09	$11.38	$11.71	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	0	0	3,249	5,310	21,599	50,205	75,180	44,680	36,115	5,039,682
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.33	$8.88	$9.17	$8.02	$5.73	$10.14	$10.30
Value at end of period	$14.08	$10.33	$8.88	$9.17	$8.02	$5.73	$10.14
Number of accumulation units outstanding at end of period	2,267	632	1,159	2,205	3,578	1,263	576
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.31	$11.43	$13.29	$11.90	$8.82	$17.81	$15.06	$12.37	$10.31
Value at end of period	$14.93	$13.31	$11.43	$13.29	$11.90	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	0	0	2,201	4,915	14,353	26,068	29,695	27,358	27,718
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.13	$8.71	$10.11	$9.49	$7.34	$12.60	$11.15	$9.61
Value at end of period	$11.92	$10.13	$8.71	$10.11	$9.49	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	2,166	625	2,312	7,421	21,983	37,621	16,971	5,116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.35	$10.34	$11.17	$10.57	$8.15	$13.77	$13.70	$11.46	$10.28
Value at end of period	$15.82	$12.35	$10.34	$11.17	$10.57	$8.15	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	0	0	0	0	4,561	13,985	25,283	16,003	6,246
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.65	$11.47	$10.93	$10.52	$10.16	$9.96
Value at end of period	$11.11	$11.65	$11.47	$10.93	$10.52	$10.16
Number of accumulation units outstanding at end of period	781	1,140	1,140	4,501	8,500	7,903

SDVA

CFI 45

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PROFUND VP BULL
Value at beginning of period	$8.96	$8.02	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14
Value at end of period	$11.41	$8.96	$8.02	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69
Number of accumulation units outstanding at end of period	0	0	0	0	178	564	565	9,584	22,904	1,940,698
PROFUND VP EUROPE 30
Value at beginning of period	$9.23	$8.07	$9.03	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17
Value at end of period	$11.01	$9.23	$8.07	$9.03	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16
Number of accumulation units outstanding at end of period	0	0	0	626	1,106	6,107	5,976	6,151	7,232	557,626
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.70	$2.96	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Value at end of period	$3.08	$2.70	$2.96	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17
Number of accumulation units outstanding at end of period	0	1,629	1,628	10,865	19,533	25,041	32,867	37,896	35,267	1,007,799

SDVA

CFI 46

FINANCIAL STATEMENTS ING USA Annuity and Life Insurance Company Separate Account B Year Ended December 31, 2013 with Report of Independent Registered Public Accounting Firm

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2013

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	2
Statements of Operations	29
Statements of Changes in Net Assets	58
Notes to Financial Statements	94

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING USA Annuity and Life Insurance Company

We have audited the accompanying financial statements of ING USA Annuity and Life Insurance
Company Separate Account B (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2013, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012. These financial statements are the responsibility of the
Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting ING USA Annuity and Life Insurance Company Separate Account B at December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December
31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 9, 2014

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

	Invesco V.I.				Columbia Small
	American	BlackRock	Columbia Asset Columbia Small		Company
	Franchise	Global	Allocation Fund,	Cap Value	Growth Fund,
	Fund - Series I	Allocation V.I.	Variable Series -	Fund, Variable	Variable Series -
	Shares	Fund - Class III	Class A	Series - Class B	Class A
Assets
Investments in mutual funds
at fair value	$ 19,078	$ 1,103,143	$ 315	$ 147,852	$ 32
Total assets	19,078	1,103,143	315	147,852	32
Net assets	$ 19,078	$ 1,103,143	$ 315	$ 147,852	$ 32

Total number of mutual fund shares	376,816	70,805,080	20,912	7,251,199	1,750

Cost of mutual fund shares	$ 14,082	$ 981,130	$ 269	$ 123,065	$ 30

The accompanying notes are an integral part of these financial statements.

2

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	Columbia VP	Fidelity® VIP	Franklin Small
	Large Cap	Equity-Income	Cap Value		ING
	Growth	Portfolio -	Securities	ING Balanced	Intermediate
	Fund -	Service	Fund -	Portfolio -	Bond Portfolio -
	Class 1	Class 2	Class 2	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 336	$ 170,991	$ 12,932	$ 4,807	$ 1,106,841
Total assets	336	170,991	12,932	4,807	1,106,841
Net assets	$ 336	$ 170,991	$ 12,932	$ 4,807	$ 1,106,841

Total number of mutual fund shares	32,362	7,473,371	537,258	345,297	89,045,909

Cost of mutual fund shares	$ 244	$ 169,195	$ 6,235	$ 3,924	$ 1,073,269

The accompanying notes are an integral part of these financial statements.

3

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

ING American
		ING American	Funds
	ING American	Funds Global	International	ING American	ING American
	Funds Asset	Growth and	Growth and	Funds	Funds World
	Allocation	Income	Income	International	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 507,731	$ 26,061	$ 19,557	$ 1,093,953	$ 194,620
Total assets	507,731	26,061	19,557	1,093,953	194,620
Net assets	$ 507,731	$ 26,061	$ 19,557	$ 1,093,953	$ 194,620

Total number of mutual fund shares	38,406,314	1,974,355	1,621,659	56,215,488	15,991,813

Cost of mutual fund shares	$ 326,898	$ 22,274	$ 17,172	$ 957,657	$ 181,083

The accompanying notes are an integral part of these financial statements.

4

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

ING BlackRock
	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	Health Sciences	Inflation	Growth	Large Cap
	Opportunities	Protected Bond	Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	ING Bond
	Service Class	Service Class	Class	Service Class	Portfolio
Assets
Investments in mutual funds
at fair value	$ 326,865	$ 291,031	$ 84	$ 166,380	$ 385,432
Total assets	326,865	291,031	84	166,380	385,432
Net assets	$ 326,865	$ 291,031	$ 84	$ 166,380	$ 385,432

Total number of mutual fund shares	18,322,042	31,059,864	5,811	11,602,499	41,894,735

Cost of mutual fund shares	$ 222,870	$ 335,398	$ 64	$ 118,691	$ 416,027

The accompanying notes are an integral part of these financial statements.

5

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Clarion	ING Clarion
	Global Real	Global Real	ING Clarion	ING Clarion	ING DFA
	Estate	Estate	Real Estate	Real Estate	World Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 119,039	$ 1,749	$ 246,851	$ 18,629	$ 182,004
Total assets	119,039	1,749	246,851	18,629	182,004
Net assets	$ 119,039	$ 1,749	$ 246,851	$ 18,629	$ 182,004

Total number of mutual fund shares	10,921,028	159,536	9,025,642	685,377	16,836,603

Cost of mutual fund shares	$ 94,016	$ 1,450	$ 178,014	$ 14,931	$ 125,729

The accompanying notes are an integral part of these financial statements.

6

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING FMRSM	ING FMRSM	ING Franklin	ING Franklin	ING Franklin
	Diversified Mid Diversified Mid		Income	Income	Mutual Shares
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 686,993	$ 35,504	$ 524,291	$ 10,547	$ 202,977
Total assets	686,993	35,504	524,291	10,547	202,977
Net assets	$ 686,993	$ 35,504	$ 524,291	$ 10,547	$ 202,977

Total number of mutual fund shares	33,108,097	1,720,991	46,686,679	941,670	18,638,837

Cost of mutual fund shares	$ 448,837	$ 23,180	$ 440,247	$ 9,236	$ 141,057

The accompanying notes are an integral part of these financial statements.

7

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

ING Franklin
	Templeton				ING Invesco
	Founding	ING Global	ING Global	ING Global	Growth and
	Strategy	Resources	Resources	Resources	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 918,492	$ 74,575	$ 380,095	$ 20,189	$ 459,576
Total assets	918,492	74,575	380,095	20,189	459,576
Net assets	$ 918,492	$ 74,575	$ 380,095	$ 20,189	$ 459,576

Total number of mutual fund shares	84,420,194	3,644,936	18,048,211	965,044	14,734,727

Cost of mutual fund shares	$ 697,552	$ 70,500	$ 335,008	$ 21,087	$ 329,954

The accompanying notes are an integral part of these financial statements.

8

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Invesco	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Growth and	Emerging	Emerging	Small Cap Core	Small Cap Core
	Income	Markets Equity Markets Equity		Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 49,490	$ 496,586	$ 22,743	$ 340,857	$ 38,368
Total assets	49,490	496,586	22,743	340,857	38,368
Net assets	$ 49,490	$ 496,586	$ 22,743	$ 340,857	$ 38,368

Total number of mutual fund shares	1,596,461	26,136,109	1,209,108	16,530,405	1,876,169

Cost of mutual fund shares	$ 37,965	$ 471,177	$ 22,943	$ 232,808	$ 24,216

The accompanying notes are an integral part of these financial statements.

9

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Large Cap	ING Large Cap	ING Large Cap		ING Limited
	Growth	Growth	Growth	ING Large Cap	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,158,334	$ 966,897	$ 1,017	$ 579,266	$ 50,546
Total assets	2,158,334	966,897	1,017	579,266	50,546
Net assets	$ 2,158,334	$ 966,897	$ 1,017	$ 579,266	$ 50,546

Total number of mutual fund shares	118,459,609	51,376,047	54,347	49,509,892	4,960,392

Cost of mutual fund shares	$ 1,599,858	$ 828,634	$ 606	$ 521,887	$ 51,875

The accompanying notes are an integral part of these financial statements.

10

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Liquid	ING Liquid	ING Marsico	ING Marsico	ING MFS Total
	Assets	Assets	Growth	Growth	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 685,459	$ 11,692	$ 477,882	$ 18,209	$ 643,335
Total assets	685,459	11,692	477,882	18,209	643,335
Net assets	$ 685,459	$ 11,692	$ 477,882	$ 18,209	$ 643,335

Total number of mutual fund shares	685,458,791	11,692,069	18,873,678	724,299	34,347,839

Cost of mutual fund shares	$ 685,459	$ 11,692	$ 302,485	$ 11,119	$ 529,319

The accompanying notes are an integral part of these financial statements.

11

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

			ING Morgan	ING Morgan	ING Multi-
	ING MFS Total	ING MFS	Stanley Global	Stanley Global	Manager Large
	Return	Utilities	Franchise	Franchise	Cap Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 30,962	$ 467,192	$ 378,364	$ 61,552	$ 53,705
Total assets	30,962	467,192	378,364	61,552	53,705
Net assets	$ 30,962	$ 467,192	$ 378,364	$ 61,552	$ 53,705

Total number of mutual fund shares	1,668,197	26,439,853	20,835,030	3,410,104	3,626,262

Cost of mutual fund shares	$ 26,543	$ 356,223	$ 287,903	$ 47,122	$ 40,539

The accompanying notes are an integral part of these financial statements.

12

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO	ING Retirement	ING Retirement
	High Yield	Total Return	Total Return	Conservative	Growth
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 531,257	$ 2,193,440	$ 52,388	$ 491,016	$ 4,522,383
Total assets	531,257	2,193,440	52,388	491,016	4,522,383
Net assets	$ 531,257	$ 2,193,440	$ 52,388	$ 491,016	$ 4,522,383

Total number of mutual fund shares	50,118,548	191,399,636	4,599,486	51,904,439	343,907,462

Cost of mutual fund shares	$ 510,390	$ 2,304,510	$ 54,277	$ 473,335	$ 3,213,260

The accompanying notes are an integral part of these financial statements.

13

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Retirement		ING T. Rowe	ING T. Rowe	ING T. Rowe
	Moderate	ING Retirement	Price Capital	Price Capital	Price Equity
	Growth	Moderate	Appreciation	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,012,105	$ 1,646,445	$ 2,811,421	$ 81,130	$ 744,561
Total assets	3,012,105	1,646,445	2,811,421	81,130	744,561
Net assets	$ 3,012,105	$ 1,646,445	$ 2,811,421	$ 81,130	$ 744,561

Total number of mutual fund shares	231,344,493	132,777,807	99,133,319	2,873,883	44,345,487

Cost of mutual fund shares	$ 2,238,823	$ 1,318,649	$ 2,263,641	$ 66,520	$ 531,877

The accompanying notes are an integral part of these financial statements.

14

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Equity	Price	ING Templeton	ING Templeton
	Income	International	Global Growth	Global Growth	ING Diversified
	Portfolio -	Stock Portfolio -	Portfolio -	Portfolio -	International
	Service 2 Class	Service Class	Service Class	Service 2 Class	Fund - Class R
Assets
Investments in mutual funds
at fair value	$ 26,577	$ 146,227	$ 290,506	$ 5,903	$ 112
Total assets	26,577	146,227	290,506	5,903	112
Net assets	$ 26,577	$ 146,227	$ 290,506	$ 5,903	$ 112

Total number of mutual fund shares	1,595,281	11,052,705	18,066,307	369,611	10,495

Cost of mutual fund shares	$ 19,977	$ 131,834	$ 221,673	$ 4,591	$ 114

The accompanying notes are an integral part of these financial statements.

15

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

		ING American			ING Columbia
		Century Small-	ING Baron	ING Columbia	Small Cap
	ING Global	Mid Cap Value	Growth	Contrarian Core	Value II
	Perspectives	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 24,351	$ 1,968	$ 507,090	$ 294,606	$ 146,551
Total assets	24,351	1,968	507,090	294,606	146,551
Net assets	$ 24,351	$ 1,968	$ 507,090	$ 294,606	$ 146,551

Total number of mutual fund shares	2,316,906	129,842	16,571,552	11,817,327	9,205,458

Cost of mutual fund shares	$ 23,918	$ 1,487	$ 317,152	$ 184,458	$ 68,948

The accompanying notes are an integral part of these financial statements.

16

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

			ING Invesco	ING Invesco
		ING Invesco	Equity and	Equity and	ING JPMorgan
	ING Global	Comstock	Income	Income	Mid Cap Value
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,644	$ 268,151	$ 1,696	$ 242,782	$ 244,250
Total assets	6,644	268,151	1,696	242,782	244,250
Net assets	$ 6,644	$ 268,151	$ 1,696	$ 242,782	$ 244,250

Total number of mutual fund shares	633,935	17,378,529	37,750	5,437,456	11,553,931

Cost of mutual fund shares	$ 7,080	$ 178,888	$ 1,262	$ 178,522	$ 185,821

The accompanying notes are an integral part of these financial statements.

17

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO
	Global	Global	Total Return	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,929	$ 169,506	$ 4,426	$ 14,906	$ 17,579
Total assets	4,929	169,506	4,426	14,906	17,579
Net assets	$ 4,929	$ 169,506	$ 4,426	$ 14,906	$ 17,579

Total number of mutual fund shares	260,909	9,242,396	385,568	1,244,279	1,329,759

Cost of mutual fund shares	$ 3,595	$ 127,243	$ 4,324	$ 12,466	$ 12,200

The accompanying notes are an integral part of these financial statements.

18

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

ING T. Rowe
				Price Diversified	ING T. Rowe
			ING Solution	Mid Cap	Price Growth
	ING Solution	ING Solution	Income	Growth	Equity
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 9,672	$ 1,278	$ 6,221	$ 8,538	$ 258,344
Total assets	9,672	1,278	6,221	8,538	258,344
Net assets	$ 9,672	$ 1,278	$ 6,221	$ 8,538	$ 258,344

Total number of mutual fund shares	684,481	86,921	545,258	746,334	2,947,445

Cost of mutual fund shares	$ 6,795	$ 899	$ 5,618	$ 4,975	$ 194,485

The accompanying notes are an integral part of these financial statements.

19

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

		ING Strategic	ING Strategic	ING Strategic
	ING Templeton	Allocation	Allocation	Allocation	ING Growth
	Foreign Equity	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class S	Class S	Class S	Class A
Assets
Investments in mutual funds
at fair value	$ 667,777	$ 2,250	$ 566	$ 1,403	$ 1,349,848
Total assets	667,777	2,250	566	1,403	1,349,848
Net assets	$ 667,777	$ 2,250	$ 566	$ 1,403	$ 1,349,848

Total number of mutual fund shares	50,897,663	186,418	43,086	111,916	43,043,627

Cost of mutual fund shares	$ 497,657	$ 2,028	$ 463	$ 1,168	$ 963,298

The accompanying notes are an integral part of these financial statements.

20

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Growth	ING Growth		ING Euro	ING FTSE 100
	and Income	and Income	ING GET U.S.	STOXX 50®	Index®
	Portfolio -	Portfolio -	Core Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class S	Series 14	Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 937	$ 770,429	$ 19,220	$ 35,414	$ 5,170
Total assets	937	770,429	19,220	35,414	5,170
Net assets	$ 937	$ 770,429	$ 19,220	$ 35,414	$ 5,170

Total number of mutual fund shares	29,577	24,551,608	2,004,162	2,980,987	380,459

Cost of mutual fund shares	$ 785	$ 511,612	$ 20,106	$ 32,246	$ 4,768

The accompanying notes are an integral part of these financial statements.

21

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Global		ING Index Plus	ING Index Plus	ING Index Plus
	Value	ING Hang Seng	LargeCap	MidCap	SmallCap
	Advantage	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 175,466	$ 39,381	$ 130,749	$ 124,289	$ 99,365
Total assets	175,466	39,381	130,749	124,289	99,365
Net assets	$ 175,466	$ 39,381	$ 130,749	$ 124,289	$ 99,365

Total number of mutual fund shares	19,431,456	2,779,177	6,573,597	5,322,871	4,595,998

Cost of mutual fund shares	$ 134,628	$ 37,696	$ 97,674	$ 87,341	$ 67,857

The accompanying notes are an integral part of these financial statements.

22

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

			ING Russell™		ING Russell™
	ING	ING Japan	Large Cap	ING Russell™	Large Cap
	International	TOPIX Index®	Growth Index	Large Cap	Value Index
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class A	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 66,035	$ 13,312	$ 187,827	$ 397,456	$ 85,774
Total assets	66,035	13,312	187,827	397,456	85,774
Net assets	$ 66,035	$ 13,312	$ 187,827	$ 397,456	$ 85,774

Total number of mutual fund shares	6,623,365	1,167,717	8,643,673	27,891,616	4,692,228

Cost of mutual fund shares	$ 56,813	$ 12,807	$ 134,491	$ 273,471	$ 70,256

The accompanying notes are an integral part of these financial statements.

23

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small	ING U.S. Bond
	Growth Index	Mid Cap Index	Index	Company	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 295,192	$ 189,802	$ 253,638	$ 102,570	$ 183,572
Total assets	295,192	189,802	253,638	102,570	183,572
Net assets	$ 295,192	$ 189,802	$ 253,638	$ 102,570	$ 183,572

Total number of mutual fund shares	12,033,906	11,952,292	15,088,514	4,231,435	17,736,426

Cost of mutual fund shares	$ 173,979	$ 151,090	$ 199,922	$ 82,895	$ 193,562

The accompanying notes are an integral part of these financial statements.

24

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

ClearBridge
	ING	ING MidCap	ING SmallCap	Variable Large	Western Asset
	International	Opportunities	Opportunities	Cap Value	Variable High
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -	Income
	Class S	Class S	Class S	Class I	Portfolio
Assets
Investments in mutual funds
at fair value	$ 7,159	$ 560,431	$ 67,639	$ 88	$ 70
Total assets	7,159	560,431	67,639	88	70
Net assets	$ 7,159	$ 560,431	$ 67,639	$ 88	$ 70

Total number of mutual fund shares	726,819	34,723,116	2,405,360	4,618	11,582

Cost of mutual fund shares	$ 6,576	$ 419,545	$ 46,041	$ 75	$ 65

The accompanying notes are an integral part of these financial statements.

25

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	Oppenheimer	PIMCO Real
	Main Street	Return	Pioneer Equity
	Small Cap	Portfolio -	Income VCT
	Fund®/VA -	Administrative	Portfolio -	ProFund VP	ProFund VP
	Service Class	Class	Class II	Bull	Europe 30
Assets
Investments in mutual funds
at fair value	$ 2,150	$ 8,362	$ 14,814	$ 12,351	$ 6,458
Total assets	2,150	8,362	14,814	12,351	6,458
Net assets	$ 2,150	$ 8,362	$ 14,814	$ 12,351	$ 6,458

Total number of mutual fund shares	78,101	663,687	544,623	326,044	249,616

Cost of mutual fund shares	$ 1,327	$ 9,274	$ 9,870	$ 10,027	$ 6,119

The accompanying notes are an integral part of these financial statements.

26

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

			Wells Fargo		Wells Fargo
		Wells Fargo	Advantage VT	Wells Fargo	Advantage VT
	ProFund VP	Advantage VT	Index Asset	Advantage VT	Small Cap
	Rising Rates	Omega Growth	Allocation	Intrinsic Value	Growth
	Opportunity	Fund - Class 2	Fund - Class 2	Fund - Class 2	Fund - Class 2
Assets
Investments in mutual funds
at fair value	$ 5,347	$ 1,401	$ 1,560	$ 766	$ 315
Total assets	5,347	1,401	1,560	766	315
Net assets	$ 5,347	$ 1,401	$ 1,560	$ 766	$ 315

Total number of mutual fund shares	657,728	43,517	98,428	40,606	28,069

Cost of mutual fund shares	$ 9,977	$ 879	$ 1,236	$ 521	$ 176

The accompanying notes are an integral part of these financial statements.

27

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

Wells Fargo
Advantage VT
Total Return
Bond Fund
Assets
Investments in mutual funds
at fair value	$ 633
Total assets	633
Net assets	$ 633

Total number of mutual fund shares	62,767

Cost of mutual fund shares	$ 636

The accompanying notes are an integral part of these financial statements.

28

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	Invesco V.I.				Columbia Small
	American	BlackRock	Columbia Asset Columbia Small		Company
	Franchise	Global	Allocation Fund,	Cap Value	Growth Fund,
	Fund - Series I	Allocation V.I.	Variable	Fund, Variable	Variable
	Shares	Fund - Class III	Series - Class A	Series - Class B	Series - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 75	$ 11,182	$ 8	$ 1,382	$ -
Expenses:
Mortality and expense risk charges	307	18,397	5	2,453	-
Total expenses	307	18,397	5	2,453	-
Net investment income (loss)	(232)	(7,215)	3	(1,071)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	457	31,157	(15)	(60)	4
Capital gains distributions	-	44,552	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	457	75,709	(15)	(60)	4
Net unrealized appreciation
(depreciation) of investments	5,425	56,710	61	39,074	1
Net realized and unrealized gain (loss)
on investments	5,882	132,419	46	39,014	5
Net increase (decrease) in net assets
resulting from operations	$ 5,650	$ 125,204	$ 49	$ 37,943	$ 5

The accompanying notes are an integral part of these financial statements.

29

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		Columbia VP
	Columbia VP	U.S.	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Large Cap	Government	Equity-Income	Contrafund®	Cap Value
	Growth Fund -	Mortgage	Portfolio -	Portfolio -	Securities
	Class 1	Fund - Class 1	Service Class 2	Service Class 2	Fund - Class 2
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 3,690	$ -	$ 161
Expenses:
Mortality and expense risk charges	5	-	2,831	5,428	132
Total expenses	5	-	2,831	5,428	132
Net investment income (loss)	(5)	-	859	(5,428)	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	-	(5,613)	154,833	613
Capital gains distributions	-	-	10,904	-	207
Total realized gain (loss) on investments
and capital gains distributions	11	-	5,291	154,833	820
Net unrealized appreciation
(depreciation) of investments	76	-	32,091	(68,523)	2,787
Net realized and unrealized gain (loss)
on investments	87	-	37,382	86,310	3,607
Net increase (decrease) in net assets
resulting from operations	$ 82	$ -	$ 38,241	$ 80,882	$ 3,636

The accompanying notes are an integral part of these financial statements.

30

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING American
				ING American	Funds
		ING	ING American	Funds Global	International
	ING Balanced	Intermediate	Funds Asset	Growth and	Growth and
	Portfolio -	Bond Portfolio -	Allocation	Income	Income
	Class S	Class S	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Investment Income:
Dividends	$ 92	$ 34,827	$ 5,489	$ 267	$ 187
Expenses:
Mortality and expense risk charges	56	18,830	7,657	345	256
Total expenses	56	18,830	7,657	345	256
Net investment income (loss)	36	15,997	(2,168)	(78)	(69)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(84)	3,136	11,050	987	434
Capital gains distributions	-	-	2,974	49	-
Total realized gain (loss) on investments
and capital gains distributions	(84)	3,136	14,024	1,036	434
Net unrealized appreciation
(depreciation) of investments	720	(42,523)	74,002	2,652	1,898
Net realized and unrealized gain (loss)
on investments	636	(39,387)	88,026	3,688	2,332
Net increase (decrease) in net assets
resulting from operations	$ 672	$ (23,390)	$ 85,858	$ 3,610	$ 2,263

The accompanying notes are an integral part of these financial statements.

31

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING BlackRock
			ING BlackRock	ING BlackRock	Large Cap
	ING American	ING American	Health Sciences	Inflation	Growth
	Funds	Funds World	Opportunities	Protected Bond	Portfolio -
	International	Allocation	Portfolio -	Portfolio -	Institutional
	Portfolio	Portfolio	Service Class	Service Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 9,154	$ 2,913	$ 155	$ -	$ 1
Expenses:
Mortality and expense risk charges	17,733	3,227	4,752	7,113	1
Total expenses	17,733	3,227	4,752	7,113	1
Net investment income (loss)	(8,579)	(314)	(4,597)	(7,113)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(56,945)	1,509	7,829	(8,422)	-
Capital gains distributions	-	1,896	19,960	24,543	-
Total realized gain (loss) on investments
and capital gains distributions	(56,945)	3,405	27,789	16,121	-
Net unrealized appreciation
(depreciation) of investments	246,406	19,709	66,724	(54,116)	21
Net realized and unrealized gain (loss)
on investments	189,461	23,114	94,513	(37,995)	21
Net increase (decrease) in net assets
resulting from operations	$ 180,882	$ 22,800	$ 89,916	$ (45,108)	$ 21

The accompanying notes are an integral part of these financial statements.

32

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING BlackRock		ING Clarion	ING Clarion
	Large Cap		Global Real	Global Real	ING Clarion
	Growth		Estate	Estate	Real Estate
	Portfolio -	ING Bond	Portfolio -	Portfolio -	Portfolio -
	Service Class	Portfolio	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,703	$ 4,636	$ 6,871	$ 99	$ 3,539
Expenses:
Mortality and expense risk charges	2,657	6,753	2,119	34	4,730
Total expenses	2,657	6,753	2,119	34	4,730
Net investment income (loss)	(954)	(2,117)	4,752	65	(1,191)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12,855	4,605	(2,280)	(18)	(9,617)
Capital gains distributions	-	39,881	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	12,855	44,486	(2,280)	(18)	(9,617)
Net unrealized appreciation
(depreciation) of investments	28,981	(54,163)	249	(10)	13,571
Net realized and unrealized gain (loss)
on investments	41,836	(9,677)	(2,031)	(28)	3,954
Net increase (decrease) in net assets
resulting from operations	$ 40,882	$ (11,794)	$ 2,721	$ 37	$ 2,763

The accompanying notes are an integral part of these financial statements.

33

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Clarion	ING DFA	ING FMRSM	ING FMRSM	ING Franklin
	Real Estate	World Equity	Diversified Mid	Diversified Mid	Income
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 240	$ 3,374	$ 2,948	$ 105	$ 25,432
Expenses:
Mortality and expense risk charges	358	2,857	11,135	591	8,819
Total expenses	358	2,857	11,135	591	8,819
Net investment income (loss)	(118)	517	(8,187)	(486)	16,613

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(835)	8,370	22,347	1,210	(368)
Capital gains distributions	-	-	2,425	125	-
Total realized gain (loss) on investments
and capital gains distributions	(835)	8,370	24,772	1,335	(368)
Net unrealized appreciation
(depreciation) of investments	1,048	26,202	170,712	8,653	44,241
Net realized and unrealized gain (loss)
on investments	213	34,572	195,484	9,988	43,873
Net increase (decrease) in net assets
resulting from operations	$ 95	$ 35,089	$ 187,297	$ 9,502	$ 60,486

The accompanying notes are an integral part of these financial statements.

34

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

			ING Franklin
			Templeton
	ING Franklin	ING Franklin	Founding	ING Global	ING Global
	Income	Mutual Shares	Strategy	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 478	$ 2,112	$ 22,551	$ 426	$ 3,703
Expenses:
Mortality and expense risk charges	182	3,332	14,279	1,277	6,838
Total expenses	182	3,332	14,279	1,277	6,838
Net investment income (loss)	296	(1,220)	8,272	(851)	(3,135)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	678	497	1,566	(3,353)	(36,268)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	678	497	1,566	(3,353)	(36,268)
Net unrealized appreciation
(depreciation) of investments	220	44,486	157,379	11,669	82,098
Net realized and unrealized gain (loss)
on investments	898	44,983	158,945	8,316	45,830
Net increase (decrease) in net assets
resulting from operations	$ 1,194	$ 43,763	$ 167,217	$ 7,465	$ 42,695

The accompanying notes are an integral part of these financial statements.

35

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING Invesco	ING Invesco	ING JPMorgan	ING JPMorgan
	ING Global	Growth and	Growth and	Emerging	Emerging
	Resources	Income	Income	Markets Equity Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$ 164	$ 5,557	$ 571	$ 4,391	$ 178
Expenses:
Mortality and expense risk charges	370	7,316	900	8,892	432
Total expenses	370	7,316	900	8,892	432
Net investment income (loss)	(206)	(1,759)	(329)	(4,501)	(254)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(232)	5,535	836	(27,723)	649
Capital gains distributions	-	-	-	11,127	545
Total realized gain (loss) on investments
and capital gains distributions	(232)	5,535	836	(16,596)	1,194
Net unrealized appreciation
(depreciation) of investments	2,653	111,988	12,705	(20,243)	(2,891)
Net realized and unrealized gain (loss)
on investments	2,421	117,523	13,541	(36,839)	(1,697)
Net increase (decrease) in net assets
resulting from operations	$ 2,215	$ 115,764	$ 13,212	$ (41,340)	$ (1,951)

The accompanying notes are an integral part of these financial statements.

36

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Small Cap Core	Small Cap Core	ING Large Cap	ING Large Cap	ING Large Cap
	Equity	Equity	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$ 2,120	$ 224	$ 7,194	$ 4,153	$ 3
Expenses:
Mortality and expense risk charges	4,933	658	35,079	10,135	18
Total expenses	4,933	658	35,079	10,135	18
Net investment income (loss)	(2,813)	(434)	(27,885)	(5,982)	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14,392	2,431	51,086	28,299	25
Capital gains distributions	6,756	876	19,820	8,646	9
Total realized gain (loss) on investments
and capital gains distributions	21,148	3,307	70,906	36,945	34
Net unrealized appreciation
(depreciation) of investments	68,454	8,267	460,868	121,135	210
Net realized and unrealized gain (loss)
on investments	89,602	11,574	531,774	158,080	244
Net increase (decrease) in net assets
resulting from operations	$ 86,789	$ 11,140	$ 503,889	$ 152,098	$ 229

The accompanying notes are an integral part of these financial statements.

37

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING Limited	ING Liquid	ING Liquid	ING Marsico
	ING Large Cap Maturity Bond		Assets	Assets	Growth
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 2,815	$ 497	$ -	$ -	$ 3,436
Expenses:
Mortality and expense risk charges	4,213	912	12,374	248	7,604
Total expenses	4,213	912	12,374	248	7,604
Net investment income (loss)	(1,398)	(415)	(12,374)	(248)	(4,168)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17,016	(946)	-	-	30,373
Capital gains distributions	-	-	123	2	-
Total realized gain (loss) on investments
and capital gains distributions	17,016	(946)	123	2	30,373
Net unrealized appreciation
(depreciation) of investments	50,611	840	-	-	100,341
Net realized and unrealized gain (loss)
on investments	67,627	(106)	123	2	130,714
Net increase (decrease) in net assets
resulting from operations	$ 66,229	$ (521)	$ (12,251)	$ (246)	$ 126,546

The accompanying notes are an integral part of these financial statements.

38

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING Morgan
	ING Marsico	ING MFS Total	ING MFS Total	ING MFS	Stanley Global
	Growth	Return	Return	Utilities	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 113	$ 13,339	$ 623	$ 9,161	$ 7,732
Expenses:
Mortality and expense risk charges	314	10,817	575	8,348	6,605
Total expenses	314	10,817	575	8,348	6,605
Net investment income (loss)	(201)	2,522	48	813	1,127

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,239	(1,529)	(258)	(2,349)	10,235
Capital gains distributions	-	-	-	-	20,798
Total realized gain (loss) on investments
and capital gains distributions	1,239	(1,529)	(258)	(2,349)	31,033
Net unrealized appreciation
(depreciation) of investments	3,921	96,443	4,958	80,110	27,385
Net realized and unrealized gain (loss)
on investments	5,160	94,914	4,700	77,761	58,418
Net increase (decrease) in net assets
resulting from operations	$ 4,959	$ 97,436	$ 4,748	$ 78,574	$ 59,545

The accompanying notes are an integral part of these financial statements.

39

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

			ING
	ING Morgan	ING Multi-	Oppenheimer
	Stanley Global	Manager Large	Active	ING PIMCO	ING PIMCO
	Franchise	Cap Core	Allocation	High Yield	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,160	$ 345	$ 55	$ 32,653	$ 83,390
Expenses:
Mortality and expense risk charges	1,112	884	184	9,897	43,149
Total expenses	1,112	884	184	9,897	43,149
Net investment income (loss)	48	(539)	(129)	22,756	40,241

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,371	445	(7,140)	21,871	17,450
Capital gains distributions	3,385	-	11,590	-	25,666
Total realized gain (loss) on investments
and capital gains distributions	5,756	445	4,450	21,871	43,116
Net unrealized appreciation
(depreciation) of investments	3,873	12,782	(2,125)	(24,049)	(173,917)
Net realized and unrealized gain (loss)
on investments	9,629	13,227	2,325	(2,178)	(130,801)
Net increase (decrease) in net assets
resulting from operations	$ 9,677	$ 12,688	$ 2,196	$ 20,578	$ (90,560)

The accompanying notes are an integral part of these financial statements.

40

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING Retirement
	ING PIMCO	ING Pioneer	ING Retirement	ING Retirement	Moderate
	Total Return	Mid Cap Value	Conservative	Growth	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Adviser Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,858	$ 3,644	$ 18,002	$ 80,699	$ 60,679
Expenses:
Mortality and expense risk charges	1,036	5,508	9,489	76,399	50,678
Total expenses	1,036	5,508	9,489	76,399	50,678
Net investment income (loss)	822	(1,864)	8,513	4,300	10,001

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	623	96,187	22,020	109,720	71,271
Capital gains distributions	602	-	6,766	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,225	96,187	28,786	109,720	71,271
Net unrealized appreciation
(depreciation) of investments	(4,218)	(19,245)	(22,880)	557,838	295,611
Net realized and unrealized gain (loss)
on investments	(2,993)	76,942	5,906	667,558	366,882
Net increase (decrease) in net assets
resulting from operations	$ (2,171)	$ 75,078	$ 14,419	$ 671,858	$ 376,883

The accompanying notes are an integral part of these financial statements.

41

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Retirement	Price Capital	Price Capital	Price Equity	Price Equity
	Moderate	Appreciation	Appreciation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$ 44,790	$ 29,328	$ 738	$ 11,305	$ 378
Expenses:
Mortality and expense risk charges	28,607	45,677	1,457	12,242	469
Total expenses	28,607	45,677	1,457	12,242	469
Net investment income (loss)	16,183	(16,349)	(719)	(937)	(91)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36,554	31,370	934	14,366	633
Capital gains distributions	-	171,010	5,258	534	19
Total realized gain (loss) on investments
and capital gains distributions	36,554	202,380	6,192	14,900	652
Net unrealized appreciation
(depreciation) of investments	78,023	299,394	9,112	157,817	5,704
Net realized and unrealized gain (loss)
on investments	114,577	501,774	15,304	172,717	6,356
Net increase (decrease) in net assets
resulting from operations	$ 130,760	$ 485,425	$ 14,585	$ 171,780	$ 6,265

The accompanying notes are an integral part of these financial statements.

42

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING T. Rowe
	Price	ING Templeton	ING Templeton
	International	Global Growth	Global Growth	ING Diversified	ING Global
	Stock Portfolio -	Portfolio -	Portfolio -	International	Perspectives
	Service Class	Service Class	Service 2 Class	Fund - Class R	Fund - Class R
Net investment income (loss)
Investment Income:
Dividends	$ 1,535	$ 4,156	$ 82	$ -	$ -
Expenses:
Mortality and expense risk charges	2,493	4,542	97	1	37
Total expenses	2,493	4,542	97	1	37
Net investment income (loss)	(958)	(386)	(15)	(1)	(37)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7,559)	3,434	100	(1)	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7,559)	3,434	100	(1)	1
Net unrealized appreciation
(depreciation) of investments	25,374	63,123	1,255	17	433
Net realized and unrealized gain (loss)
on investments	17,815	66,557	1,355	16	434
Net increase (decrease) in net assets
resulting from operations	$ 16,857	$ 66,171	$ 1,340	$ 15	$ 397

The accompanying notes are an integral part of these financial statements.

43

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING American			ING Columbia
	Century Small-	ING Baron	ING Columbia	Small Cap
	Mid Cap Value	Growth	Contrarian	Value II	ING Global
	Portfolio -	Portfolio -	Core Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 22	$ 5,539	$ 3,737	$ 1,071	$ 139
Expenses:
Mortality and expense risk charges	20	7,432	4,776	2,411	73
Total expenses	20	7,432	4,776	2,411	73
Net investment income (loss)	2	(1,893)	(1,039)	(1,340)	66

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	185	28,586	5,625	8,405	(64)
Capital gains distributions	63	16,474	-	-	198
Total realized gain (loss) on investments
and capital gains distributions	248	45,060	5,625	8,405	134
Net unrealized appreciation
(depreciation) of investments	269	88,983	71,837	36,661	(639)
Net realized and unrealized gain (loss)
on investments	517	134,043	77,462	45,066	(505)
Net increase (decrease) in net assets
resulting from operations	$ 519	$ 132,150	$ 76,423	$ 43,726	$ (439)

The accompanying notes are an integral part of these financial statements.

44

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				ING Invesco	ING Invesco
	ING Growth	ING Growth	ING Invesco	Equity and	Equity and
	and Income	and Income	Comstock	Income	Income
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 7	$ 26	$ 1,875	$ 22	$ 2,706
Expenses:
Mortality and expense risk charges	2	20	4,107	13	3,505
Total expenses	2	20	4,107	13	3,505
Net investment income (loss)	5	6	(2,232)	9	(799)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	112	321	3,764	38	1,387
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	112	321	3,764	38	1,387
Net unrealized appreciation
(depreciation) of investments	(62)	97	63,432	301	40,704
Net realized and unrealized gain (loss)
on investments	50	418	67,196	339	42,091
Net increase (decrease) in net assets
resulting from operations	$ 55	$ 424	$ 64,964	$ 348	$ 41,292

The accompanying notes are an integral part of these financial statements.

45

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING	ING
	ING JPMorgan	Oppenheimer	Oppenheimer	ING PIMCO
	Mid Cap Value	Global	Global	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,344	$ 64	$ 1,799	$ 152	$ 475
Expenses:
Mortality and expense risk charges	3,800	57	2,522	47	160
Total expenses	3,800	57	2,522	47	160
Net investment income (loss)	(2,456)	7	(723)	105	315

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16,051	304	(381)	95	(72)
Capital gains distributions	7,869	-	-	31	-
Total realized gain (loss) on investments
and capital gains distributions	23,920	304	(381)	126	(72)
Net unrealized appreciation
(depreciation) of investments	32,787	794	34,374	(370)	907
Net realized and unrealized gain (loss)
on investments	56,707	1,098	33,993	(244)	835
Net increase (decrease) in net assets
resulting from operations	$ 54,251	$ 1,105	$ 33,270	$ (139)	$ 1,150

The accompanying notes are an integral part of these financial statements.

46

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING T. Rowe
					Price Diversified
				ING Solution	Mid Cap
	ING Solution	ING Solution	ING Solution	Income	Growth
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 376	$ 179	$ 21	$ 199	$ 14
Expenses:
Mortality and expense risk charges	176	103	16	63	91
Total expenses	176	103	16	63	91
Net investment income (loss)	200	76	5	136	(77)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	61	52	20	(17)	1,583
Capital gains distributions	-	-	-	-	101
Total realized gain (loss) on investments
and capital gains distributions	61	52	20	(17)	1,684
Net unrealized appreciation
(depreciation) of investments	2,127	1,539	235	227	892
Net realized and unrealized gain (loss)
on investments	2,188	1,591	255	210	2,576
Net increase (decrease) in net assets
resulting from operations	$ 2,388	$ 1,667	$ 260	$ 346	$ 2,499

The accompanying notes are an integral part of these financial statements.

47

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING T. Rowe		ING UBS U.S.	ING Strategic	ING Strategic
	Price Growth	ING Templeton	Large Cap	Allocation	Allocation
	Equity	Foreign Equity	Equity	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Class S	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 35	$ 8,425	$ 8	$ 37	$ 8
Expenses:
Mortality and expense risk charges	3,135	10,936	19	18	6
Total expenses	3,135	10,936	19	18	6
Net investment income (loss)	(3,100)	(2,511)	(11)	19	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,460	13,009	358	(36)	(22)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	9,460	13,009	358	(36)	(22)
Net unrealized appreciation
(depreciation) of investments	52,362	92,520	160	203	122
Net realized and unrealized gain (loss)
on investments	61,822	105,529	518	167	100
Net increase (decrease) in net assets
resulting from operations	$ 58,722	$ 103,018	$ 507	$ 186	$ 102

The accompanying notes are an integral part of these financial statements.

48

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Strategic
	Allocation	ING Growth	ING Growth	ING Growth	ING GET U.S.
	Moderate	and Income	and Income	and Income	Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class A	Class I	Class S	Series 11
Net investment income (loss)
Investment Income:
Dividends	$ 22	$ 11,132	$ 11	$ 7,759	$ 73
Expenses:
Mortality and expense risk charges	13	22,118	10	12,868	11
Total expenses	13	22,118	10	12,868	11
Net investment income (loss)	9	(10,986)	1	(5,109)	62

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(20)	38,674	14	49,218	(466)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(20)	38,674	14	49,218	(466)
Net unrealized appreciation
(depreciation) of investments	181	286,976	150	138,714	389
Net realized and unrealized gain (loss)
on investments	161	325,650	164	187,932	(77)
Net increase (decrease) in net assets
resulting from operations	$ 170	$ 314,664	$ 165	$ 182,823	$ (15)

The accompanying notes are an integral part of these financial statements.

49

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				ING BlackRock
				Science and	ING Euro
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	STOXX 50®
	Core	Core	Core	Opportunities	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 12	Series 13	Series 14	Class S	Class A
Net investment income (loss)
Investment Income:
Dividends	$ 48	$ 213	$ 640	$ -	$ 443
Expenses:
Mortality and expense risk charges	13	101	374	736	283
Total expenses	13	101	374	736	283
Net investment income (loss)	35	112	266	(736)	160

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(316)	(400)	(236)	(20,742)	839
Capital gains distributions	-	-	-	26,060	-
Total realized gain (loss) on investments
and capital gains distributions	(316)	(400)	(236)	5,318	839
Net unrealized appreciation
(depreciation) of investments	286	164	(475)	2,766	2,467
Net realized and unrealized gain (loss)
on investments	(30)	(236)	(711)	8,084	3,306
Net increase (decrease) in net assets
resulting from operations	$ 5	$ (124)	$ (445)	$ 7,348	$ 3,466

The accompanying notes are an integral part of these financial statements.

50

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING FTSE 100	ING Global	ING Hang Seng	ING Index Plus	ING Index Plus
	Index®	Value	Index	LargeCap	MidCap
	Portfolio -	Advantage	Portfolio -	Portfolio -	Portfolio -
	Class A	Portfolio	Class S	Class S	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 163	$ 6,222	$ 1,948	$ 2,021	$ 1,080
Expenses:
Mortality and expense risk charges	74	2,967	832	1,976	1,956
Total expenses	74	2,967	832	1,976	1,956
Net investment income (loss)	89	3,255	1,116	45	(876)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	139	7,830	(1,325)	1,926	1,667
Capital gains distributions	80	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	219	7,830	(1,325)	1,926	1,667
Net unrealized appreciation
(depreciation) of investments	346	8,092	51	31,548	31,727
Net realized and unrealized gain (loss)
on investments	565	15,922	(1,274)	33,474	33,394
Net increase (decrease) in net assets
resulting from operations	$ 654	$ 19,177	$ (158)	$ 33,519	$ 32,518

The accompanying notes are an integral part of these financial statements.

51

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING		ING Russell™	ING Russell™
	ING Index Plus	International	ING Japan	Large Cap	Large Cap
	SmallCap	Index	TOPIX Index®	Growth Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class A	Class S	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 687	$ 1,157	$ 208	$ 2,027	$ 5,195
Expenses:
Mortality and expense risk charges	1,547	970	197	2,854	6,435
Total expenses	1,547	970	197	2,854	6,435
Net investment income (loss)	(860)	187	11	(827)	(1,240)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,453	2,639	726	16,310	35,114
Capital gains distributions	-	-	51	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,453	2,639	777	16,310	35,114
Net unrealized appreciation
(depreciation) of investments	29,806	7,265	685	27,707	62,921
Net realized and unrealized gain (loss)
on investments	31,259	9,904	1,462	44,017	98,035
Net increase (decrease) in net assets
resulting from operations	$ 30,399	$ 10,091	$ 1,473	$ 43,190	$ 96,795

The accompanying notes are an integral part of these financial statements.

52

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Russell™	ING Russell™
	Large Cap	Mid Cap	ING Russell™	ING Russell™	ING Small
	Value Index	Growth Index	Mid Cap Index	Small Cap Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 1,096	$ 2,029	$ 1,563	$ 2,172	$ 264
Expenses:
Mortality and expense risk charges	1,450	4,789	2,856	3,470	1,687
Total expenses	1,450	4,789	2,856	3,470	1,687
Net investment income (loss)	(354)	(2,760)	(1,293)	(1,298)	(1,423)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8,309	25,095	8,647	6,979	14,123
Capital gains distributions	510	-	4,565	6,413	7,586
Total realized gain (loss) on investments
and capital gains distributions	8,819	25,095	13,212	13,392	21,709
Net unrealized appreciation
(depreciation) of investments	11,365	55,301	31,278	47,208	9,336
Net realized and unrealized gain (loss)
on investments	20,184	80,396	44,490	60,600	31,045
Net increase (decrease) in net assets
resulting from operations	$ 19,830	$ 77,636	$ 43,197	$ 59,302	$ 29,622

The accompanying notes are an integral part of these financial statements.

53

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING			ClearBridge
	ING U.S. Bond	International	ING MidCap	ING SmallCap	Variable Large
	Index	Value	Opportunities	Opportunities	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio-
	Class S	Class S	Class S	Class S	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 3,375	$ 164	$ -	$ -	$ 1
Expenses:
Mortality and expense risk charges	3,434	73	8,612	1,076	1
Total expenses	3,434	73	8,612	1,076	1
Net investment income (loss)	(59)	91	(8,612)	(1,076)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(962)	(563)	42,784	4,289	-
Capital gains distributions	2,099	-	13,260	3,958	4
Total realized gain (loss) on investments		-
and capital gains distributions	1,137	(563)	56,044	8,247	4
Net unrealized appreciation
(depreciation) of investments	(10,464)	1,729	77,217	12,438	17
Net realized and unrealized gain (loss)
on investments	(9,327)	1,166	133,261	20,685	21
Net increase (decrease) in net assets
resulting from operations	$ (9,386)	$ 1,257	$ 124,649	$ 19,609	$ 21

The accompanying notes are an integral part of these financial statements.

54

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		Oppenheimer	PIMCO Real
	Western Asset	Main Street	Return	Pioneer Equity
	Variable	Small Cap	Portfolio -	Income VCT
	High Income	Fund®/VA -	Administrative	Portfolio -	ProFund VP
	Portfolio	Service Class	Class	Class II	Bull
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ 12	$ 153	$ 335	$ 133
Expenses:
Mortality and expense risk charges	1	18	117	152	213
Total expenses	1	18	117	152	213
Net investment income (loss)	4	(6)	36	183	(80)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	209	439	114	230
Capital gains distributions	-	21	69	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	230	508	114	230
Net unrealized appreciation
(depreciation) of investments	4	348	(1,778)	3,220	2,731
Net realized and unrealized gain (loss)
on investments	1	578	(1,270)	3,334	2,961
Net increase (decrease) in net assets
resulting from operations	$ 5	$ 572	$ (1,234)	$ 3,517	$ 2,881

The accompanying notes are an integral part of these financial statements.

55

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				Wells Fargo
			Wells Fargo	Advantage VT	Wells Fargo
		ProFund VP	Advantage VT	Index Asset	Advantage VT
	ProFund VP	Rising Rates	Omega Growth	Allocation	Intrinsic Value
	Europe 30	Opportunity	Fund - Class 2	Fund - Class 2	Fund - Class 2
Net investment income (loss)
Investment Income:
Dividends	$ 95	$ -	$ 2	$ 25	$ 8
Expenses:
Mortality and expense risk charges	112	90	24	27	15
Total expenses	112	90	24	27	15
Net investment income (loss)	(17)	(90)	(22)	(2)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(561)	(1,718)	45	18	1
Capital gains distributions	-	-	101	-	-
Total realized gain (loss) on investments
and capital gains distributions	(561)	(1,718)	146	18	1
Net unrealized appreciation
(depreciation) of investments	1,692	2,510	270	227	193
Net realized and unrealized gain (loss)
on investments	1,131	792	416	245	194
Net increase (decrease) in net assets
resulting from operations	$ 1,114	$ 702	$ 394	$ 243	$ 187

The accompanying notes are an integral part of these financial statements.

56

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo
	Small Cap	Advantage VT
	Growth Fund -	Total Return
	Class 2	Bond Fund
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 8
Expenses:
Mortality and expense risk charges	5	11
Total expenses	5	11
Net investment income (loss)	(5)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	8
Capital gains distributions	14	20
Total realized gain (loss) on investments
and capital gains distributions	24	28
Net unrealized appreciation
(depreciation) of investments	86	(52)
Net realized and unrealized gain (loss)
on investments	110	(24)
Net increase (decrease) in net assets
resulting from operations	$ 105	$ (27)

The accompanying notes are an integral part of these financial statements.

57

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Invesco V.I.		Columbia Asset	Columbia Small
	American	BlackRock	Allocation	Cap Value
	Franchise	Global	Fund,	Fund,
	Fund - Series I	Allocation V.I.	Variable	Variable
	Shares	Fund - Class III	Series - Class A	Series - Class B
Net assets at January 1, 2012	$ -	$ 1,082,096	$ 279	$ 132,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(306)	(12,680)	2	(3,161)
Total realized gain (loss) on investments
and capital gains distributions	(94)	59,195	(1)	3,151
Net unrealized appreciation (depreciation)
of investments	(429)	25,261	31	10,402
'Net increase (decrease) in net assets resulting from
operations	(829)	71,776	32	10,392
Changes from principal transactions:
Premiums	-	9,239	-	26
Death Benefits	(91)	(8,386)	-	(1,234)
Surrenders and withdrawals	(1,184)	(50,053)	(2)	(9,490)
Transfers between Divisions
(including fixed account), net	18,829	(111,259)	16	(3,279)
Increase (decrease) in net assets derived from
principal transactions	17,554	(160,459)	14	(13,977)
Total increase (decrease) in net assets	16,725	(88,683)	46	(3,585)
Net assets at December 31, 2012	16,725	993,413	325	128,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(232)	(7,215)	3	(1,071)
Total realized gain (loss) on investments
and capital gains distributions	457	75,709	(15)	(60)
Net unrealized appreciation (depreciation)
of investments	5,425	56,710	61	39,074
Net increase (decrease) in net assets resulting from
operations	5,650	125,204	49	37,943
Changes from principal transactions:
Premiums	1	9,630	-	338
Death Benefits	(241)	(9,652)	-	(1,515)
Surrenders and withdrawals	(2,402)	(68,066)	(63)	(11,654)
Contract Charges	(131)	(9,061)	-	(1,175)
Transfers between Divisions
(including fixed account), net	(524)	61,675	4	(4,952)
Increase (decrease) in net assets derived from
principal transactions	(3,297)	(15,474)	(59)	(18,958)
Total increase (decrease) in net assets	2,353	109,730	(10)	18,985
Net assets at December 31, 2013	$ 19,078	$ 1,103,143	$ 315	$ 147,852

The accompanying notes are an integral part of these financial statements.

58

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Columbia Small		Columbia VP
	Company	Columbia VP	U.S.	Fidelity® VIP
	Growth Fund,	Large Cap	Government	Equity-Income
	Variable	Growth	Mortgage	Portfolio -
	Series - Class A	Fund - Class 1	Fund - Class 1	Service Class 2
Net assets at January 1, 2012	$ 11	$ 271	$ 4	$ 157,133

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	-	623
Total realized gain (loss) on investments
and capital gains distributions	-	1	-	4,090
Net unrealized appreciation (depreciation)
of investments	1	54	-	16,690
'Net increase (decrease) in net assets resulting from
operations	1	50	-	21,403
Changes from principal transactions:
Premiums	-	-	-	139
Death Benefits	-	-	-	(1,954)
Surrenders and withdrawals	-	(21)	(1)	(12,990)
Transfers between Divisions
(including fixed account), net	1	(1)	-	(4,636)
Increase (decrease) in net assets derived from
principal transactions	1	(22)	(1)	(19,441)
Total increase (decrease) in net assets	2	28	(1)	1,962
Net assets at December 31, 2012	13	299	3	159,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	-	859
Total realized gain (loss) on investments
and capital gains distributions	4	11	-	5,291
Net unrealized appreciation (depreciation)
of investments	1	76	-	32,091
Net increase (decrease) in net assets resulting from
operations	5	82	-	38,241
Changes from principal transactions:
Premiums	4	-	-	253
Death Benefits	-	(2)	(2)	(1,951)
Surrenders and withdrawals	(17)	(43)	(1)	(19,098)
Contract Charges	-	-	-	(1,166)
Transfers between Divisions
(including fixed account), net	27	-	-	(4,383)
Increase (decrease) in net assets derived from
principal transactions	14	(45)	(3)	(26,345)
Total increase (decrease) in net assets	19	37	(3)	11,896
Net assets at December 31, 2013	$ 32	$ 336	$ -	$ 170,991

The accompanying notes are an integral part of these financial statements.

59

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Fidelity® VIP	Franklin Small		ING
	Contrafund®	Cap Value	ING Balanced	Intermediate
	Portfolio -	Securities	Portfolio -	Bond Portfolio -
	Service Class 2	Fund - Class 2	Class S	Class S
Net assets at January 1, 2012	$ 662,869	$ 11,819	$ 5,392	$ 1,214,624

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,265)	(94)	78	21,625
Total realized gain (loss) on investments
and capital gains distributions	(37,161)	(138)	(213)	(9,267)
Net unrealized appreciation (depreciation)
of investments	132,644	1,986	754	63,614
'Net increase (decrease) in net assets resulting from
operations	86,218	1,754	619	75,972
Changes from principal transactions:
Premiums	343	31	4	8,551
Death Benefits	(6,699)	(40)	(31)	(13,839)
Surrenders and withdrawals	(46,026)	(1,807)	(1,048)	(108,619)
Transfers between Divisions
(including fixed account), net	(26,372)	(697)	(60)	8,885
Increase (decrease) in net assets derived from
principal transactions	(78,754)	(2,513)	(1,135)	(105,022)
Total increase (decrease) in net assets	7,464	(759)	(516)	(29,050)
Net assets at December 31, 2012	670,333	11,060	4,876	1,185,574

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,428)	29	36	15,997
Total realized gain (loss) on investments
and capital gains distributions	154,833	820	(84)	3,136
Net unrealized appreciation (depreciation)
of investments	(68,523)	2,787	720	(42,523)
Net increase (decrease) in net assets resulting from
operations	80,882	3,636	672	(23,390)
Changes from principal transactions:
Premiums	203	22	9	7,823
Death Benefits	(3,309)	(113)	(48)	(15,652)
Surrenders and withdrawals	(26,014)	(1,129)	(695)	(102,304)
Contract Charges	(2,354)	(60)	(7)	(8,189)
Transfers between Divisions
(including fixed account), net	(719,741)	(484)	-	62,979
Increase (decrease) in net assets derived from
principal transactions	(751,215)	(1,764)	(741)	(55,343)
Total increase (decrease) in net assets	(670,333)	1,872	(69)	(78,733)
Net assets at December 31, 2013	$ -	$ 12,932	$ 4,807	$ 1,106,841

The accompanying notes are an integral part of these financial statements.

60

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING American
		ING American	Funds
	ING American	Funds Global	International	ING American
	Funds Asset	Growth and	Growth and	Funds
	Allocation	Income	Income	International
	Portfolio	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2012	$ 340,934	$ 6,822	$ 4,490	$ 977,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,740)	(105)	(65)	(11,923)
Total realized gain (loss) on investments
and capital gains distributions	4,285	(1)	(41)	(65,844)
Net unrealized appreciation (depreciation)
of investments	43,813	1,427	877	211,784
'Net increase (decrease) in net assets resulting from
operations	43,358	1,321	771	134,017
Changes from principal transactions:
Premiums	6,022	179	324	6,699
Death Benefits	(2,428)	(14)	(78)	(9,657)
Surrenders and withdrawals	(22,746)	(619)	(395)	(60,638)
Transfers between Divisions
(including fixed account), net	27,777	7,100	5,917	(38,493)
Increase (decrease) in net assets derived from
principal transactions	8,625	6,646	5,768	(102,089)
Total increase (decrease) in net assets	51,983	7,967	6,539	31,928
Net assets at December 31, 2012	392,917	14,789	11,029	1,009,047

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,168)	(78)	(69)	(8,579)
Total realized gain (loss) on investments
and capital gains distributions	14,024	1,036	434	(56,945)
Net unrealized appreciation (depreciation)
of investments	74,002	2,652	1,898	246,406
Net increase (decrease) in net assets resulting from
operations	85,858	3,610	2,263	180,882
Changes from principal transactions:
Premiums	4,336	152	116	5,845
Death Benefits	(4,351)	(118)	(98)	(11,441)
Surrenders and withdrawals	(37,320)	(1,479)	(771)	(71,390)
Contract Charges	(3,734)	(154)	(126)	(7,802)
Transfers between Divisions
(including fixed account), net	70,025	9,261	7,144	(11,188)
Increase (decrease) in net assets derived from
principal transactions	28,956	7,662	6,265	(95,976)
Total increase (decrease) in net assets	114,814	11,272	8,528	84,906
Net assets at December 31, 2013	$ 507,731	$ 26,061	$ 19,557	$ 1,093,953

The accompanying notes are an integral part of these financial statements.

61

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING BlackRock
		ING BlackRock	ING BlackRock	Large Cap
	ING American Health Sciences		Inflation	Growth
	Funds World	Opportunities	Protected Bond	Portfolio -
	Allocation	Portfolio -	Portfolio -	Institutional
	Portfolio	Service Class	Service Class	Class
Net assets at January 1, 2012	$ 184,314	$ 175,361	$ 504,313	$ 134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,239)	(3,585)	(10,534)	(1)
Total realized gain (loss) on investments
and capital gains distributions	14,934	5,606	34,429	(13)
Net unrealized appreciation (depreciation)
of investments	5,035	25,003	(5,449)	31
'Net increase (decrease) in net assets resulting from
operations	17,730	27,024	18,446	17
Changes from principal transactions:
Premiums	2,415	1,811	5,001	-
Death Benefits	(1,666)	(1,361)	(5,793)	-
Surrenders and withdrawals	(8,507)	(14,273)	(57,509)	(66)
Transfers between Divisions
(including fixed account), net	(8,319)	10,068	104,398	(16)
Increase (decrease) in net assets derived from
principal transactions	(16,077)	(3,755)	46,097	(82)
Total increase (decrease) in net assets	1,653	23,269	64,543	(65)
Net assets at December 31, 2012	185,967	198,630	568,856	69

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(314)	(4,597)	(7,113)	-
Total realized gain (loss) on investments
and capital gains distributions	3,405	27,789	16,121	-
Net unrealized appreciation (depreciation)
of investments	19,709	66,724	(54,116)	21
Net increase (decrease) in net assets resulting from
operations	22,800	89,916	(45,108)	21
Changes from principal transactions:
Premiums	2,777	2,188	4,215	-
Death Benefits	(923)	(3,395)	(5,616)	-
Surrenders and withdrawals	(12,182)	(24,567)	(41,040)	(7)
Contract Charges	(1,681)	(2,180)	(3,523)	-
Transfers between Divisions
(including fixed account), net	(2,138)	66,273	(186,753)	1
Increase (decrease) in net assets derived from
principal transactions	(14,147)	38,319	(232,717)	(6)
Total increase (decrease) in net assets	8,653	128,235	(277,825)	15
Net assets at December 31, 2013	$ 194,620	$ 326,865	$ 291,031	$ 84

The accompanying notes are an integral part of these financial statements.

62

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING BlackRock		ING Clarion	ING Clarion
	Large Cap		Global Real	Global Real
	Growth		Estate	Estate
	Portfolio -	ING Bond	Portfolio -	Portfolio -
	Service Class	Portfolio	Service Class	Service 2 Class
Net assets at January 1, 2012	$ 138,504	$ 463,738	$ 120,762	$ 1,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,086)	318	(2,568)	(45)
Total realized gain (loss) on investments
and capital gains distributions	13,265	23,829	(3,587)	(105)
Net unrealized appreciation (depreciation)
of investments	5,868	(7,352)	32,157	529
'Net increase (decrease) in net assets resulting from
operations	16,047	16,795	26,002	379
Changes from principal transactions:
Premiums	1,099	4,942	201	-
Death Benefits	(1,634)	(5,190)	(1,140)	(2)
Surrenders and withdrawals	(12,716)	(32,239)	(8,234)	(143)
Transfers between Divisions
(including fixed account), net	4,814	(1,763)	(6,915)	(114)
Increase (decrease) in net assets derived from
principal transactions	(8,437)	(34,250)	(16,088)	(259)
Total increase (decrease) in net assets	7,610	(17,455)	9,914	120
Net assets at December 31, 2012	146,114	446,283	130,676	1,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(954)	(2,117)	4,752	65
Total realized gain (loss) on investments
and capital gains distributions	12,855	44,486	(2,280)	(18)
Net unrealized appreciation (depreciation)
of investments	28,981	(54,163)	249	(10)
Net increase (decrease) in net assets resulting from
operations	40,882	(11,794)	2,721	37
Changes from principal transactions:
Premiums	792	4,164	121	-
Death Benefits	(2,837)	(4,182)	(947)	(16)
Surrenders and withdrawals	(14,326)	(34,643)	(8,380)	(179)
Contract Charges	(1,154)	(3,429)	(989)	(18)
Transfers between Divisions
(including fixed account), net	(3,091)	(10,967)	(4,163)	(10)
Increase (decrease) in net assets derived from
principal transactions	(20,616)	(49,057)	(14,358)	(223)
Total increase (decrease) in net assets	20,266	(60,851)	(11,637)	(186)
Net assets at December 31, 2013	$ 166,380	$ 385,432	$ 119,039	$ 1,749

The accompanying notes are an integral part of these financial statements.

63

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Clarion	ING Clarion	ING DFA World	ING FMRSM
	Real Estate	Real Estate	Equity	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2012	$ 292,946	$ 20,207	$ 156,789	$ 626,916

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,411)	(390)	(776)	(11,531)
Total realized gain (loss) on investments
and capital gains distributions	(22,078)	(884)	(3,040)	1,507
Net unrealized appreciation (depreciation)
of investments	62,236	3,677	26,004	80,705
'Net increase (decrease) in net assets resulting from
operations	35,747	2,403	22,188	70,681
Changes from principal transactions:
Premiums	95	-	2,026	4,796
Death Benefits	(5,158)	(118)	(1,698)	(10,479)
Surrenders and withdrawals	(28,958)	(1,584)	(7,126)	(55,185)
Transfers between Divisions
(including fixed account), net	(11,413)	(671)	(11,461)	(40,412)
Increase (decrease) in net assets derived from
principal transactions	(45,434)	(2,373)	(18,259)	(101,280)
Total increase (decrease) in net assets	(9,687)	30	3,929	(30,599)
Net assets at December 31, 2012	283,259	20,237	160,718	596,317

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,191)	(118)	517	(8,187)
Total realized gain (loss) on investments
and capital gains distributions	(9,617)	(835)	8,370	24,772
Net unrealized appreciation (depreciation)
of investments	13,571	1,048	26,202	170,712
Net increase (decrease) in net assets resulting from
operations	2,763	95	35,089	187,297
Changes from principal transactions:
Premiums	130	4	1,873	4,174
Death Benefits	(4,339)	(228)	(1,882)	(10,932)
Surrenders and withdrawals	(31,885)	(1,718)	(9,895)	(58,844)
Contract Charges	(1,844)	(178)	(1,453)	(4,013)
Transfers between Divisions
(including fixed account), net	(1,233)	417	(2,446)	(27,006)
Increase (decrease) in net assets derived from
principal transactions	(39,171)	(1,703)	(13,803)	(96,621)
Total increase (decrease) in net assets	(36,408)	(1,608)	21,286	90,676
Net assets at December 31, 2013	$ 246,851	$ 18,629	$ 182,004	$ 686,993

The accompanying notes are an integral part of these financial statements.

64

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING FMRSM	ING Franklin	ING Franklin	ING Franklin
	Diversified Mid	Income	Income	Mutual Shares
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2012	$ 29,604	$ 456,258	$ 9,008	$ 178,164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(700)	16,317	296	(1,726)
Total realized gain (loss) on investments
and capital gains distributions	291	(6,867)	163	(4,250)
Net unrealized appreciation (depreciation)
of investments	3,685	34,961	411	24,395
'Net increase (decrease) in net assets resulting from
operations	3,276	44,411	870	18,419
Changes from principal transactions:
Premiums	18	3,389	-	1,472
Death Benefits	(205)	(5,599)	(173)	(1,902)
Surrenders and withdrawals	(1,663)	(37,042)	(457)	(11,678)
Transfers between Divisions
(including fixed account), net	(852)	22,263	1,011	(7,908)
Increase (decrease) in net assets derived from
principal transactions	(2,702)	(16,989)	381	(20,016)
Total increase (decrease) in net assets	574	27,422	1,251	(1,597)
Net assets at December 31, 2012	30,178	483,680	10,259	176,567

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(486)	16,613	296	(1,220)
Total realized gain (loss) on investments
and capital gains distributions	1,335	(368)	678	497
Net unrealized appreciation (depreciation)
of investments	8,653	44,241	220	44,486
Net increase (decrease) in net assets resulting from
operations	9,502	60,486	1,194	43,763
Changes from principal transactions:
Premiums	12	3,483	5	1,883
Death Benefits	(313)	(7,728)	(29)	(2,415)
Surrenders and withdrawals	(3,057)	(48,861)	(979)	(14,048)
Contract Charges	(286)	(3,584)	(87)	(1,412)
Transfers between Divisions
(including fixed account), net	(532)	36,815	184	(1,361)
Increase (decrease) in net assets derived from
principal transactions	(4,176)	(19,875)	(906)	(17,353)
Total increase (decrease) in net assets	5,326	40,611	288	26,410
Net assets at December 31, 2013	$ 35,504	$ 524,291	$ 10,547	$ 202,977

The accompanying notes are an integral part of these financial statements.

65

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

ING Franklin
Templeton
	Founding	ING Global	ING Global	ING Global
	Strategy	Resources	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2012	$ 747,851	$ 87,944	$ 491,277	$ 24,799

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,274	(1,745)	(8,224)	(496)
Total realized gain (loss) on investments
and capital gains distributions	(13,285)	(9,349)	(25,567)	(549)
Net unrealized appreciation (depreciation)
of investments	97,911	5,143	9,264	(289)
'Net increase (decrease) in net assets resulting from
operations	92,900	(5,951)	(24,527)	(1,334)
Changes from principal transactions:
Premiums	5,532	911	149	1
Death Benefits	(7,821)	(382)	(3,871)	(117)
Surrenders and withdrawals	(44,824)	(5,199)	(31,439)	(1,349)
Transfers between Divisions
(including fixed account), net	(25,372)	(5,109)	(20,927)	(415)
Increase (decrease) in net assets derived from
principal transactions	(72,485)	(9,779)	(56,088)	(1,880)
Total increase (decrease) in net assets	20,415	(15,730)	(80,615)	(3,214)
Net assets at December 31, 2012	768,266	72,214	410,662	21,585

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,272	(851)	(3,135)	(206)
Total realized gain (loss) on investments
and capital gains distributions	1,566	(3,353)	(36,268)	(232)
Net unrealized appreciation (depreciation)
of investments	157,379	11,669	82,098	2,653
Net increase (decrease) in net assets resulting from
operations	167,217	7,465	42,695	2,215
Changes from principal transactions:
Premiums	5,959	835	243	1
Death Benefits	(8,266)	(957)	(4,308)	(153)
Surrenders and withdrawals	(55,655)	(5,248)	(29,890)	(1,955)
Contract Charges	(6,982)	(644)	(3,169)	(192)
Transfers between Divisions
(including fixed account), net	47,953	910	(36,138)	(1,312)
Increase (decrease) in net assets derived from
principal transactions	(16,991)	(5,104)	(73,262)	(3,611)
Total increase (decrease) in net assets	150,226	2,361	(30,567)	(1,396)
Net assets at December 31, 2013	$ 918,492	$ 74,575	$ 380,095	$ 20,189

The accompanying notes are an integral part of these financial statements.

66

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING JPMorgan	ING JPMorgan
	ING Invesco	ING Invesco	Emerging	Emerging
	Growth and	Growth and	Markets	Markets
	Income	Income	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2012	$ 383,533	$ 44,533	$ 495,145	$ 25,476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,574)	(486)	(14,044)	(721)
Total realized gain (loss) on investments
and capital gains distributions	(8,164)	(613)	(7,835)	1,292
Net unrealized appreciation (depreciation)
of investments	55,203	5,962	99,394	3,295
'Net increase (decrease) in net assets resulting from
operations	45,465	4,863	77,515	3,866
Changes from principal transactions:
Premiums	1,843	24	4,392	(1)
Death Benefits	(12,024)	(449)	(4,988)	(129)
Surrenders and withdrawals	(33,155)	(3,339)	(35,740)	(1,265)
Transfers between Divisions
(including fixed account), net	(12,018)	(985)	29,224	(1,004)
Increase (decrease) in net assets derived from
principal transactions	(55,354)	(4,749)	(7,112)	(2,399)
Total increase (decrease) in net assets	(9,889)	114	70,403	1,467
Net assets at December 31, 2012	373,644	44,647	565,548	26,943

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,759)	(329)	(4,501)	(254)
Total realized gain (loss) on investments
and capital gains distributions	5,535	836	(16,596)	1,194
Net unrealized appreciation (depreciation)
of investments	111,988	12,705	(20,243)	(2,891)
Net increase (decrease) in net assets resulting from
operations	115,764	13,212	(41,340)	(1,951)
Changes from principal transactions:
Premiums	2,217	127	3,714	(5)
Death Benefits	(12,159)	(559)	(4,876)	(102)
Surrenders and withdrawals	(42,158)	(6,537)	(37,099)	(1,962)
Contract Charges	(1,964)	(398)	(4,119)	(214)
Transfers between Divisions
(including fixed account), net	24,232	(1,002)	14,758	34
Increase (decrease) in net assets derived from
principal transactions	(29,832)	(8,369)	(27,622)	(2,249)
Total increase (decrease) in net assets	85,932	4,843	(68,962)	(4,200)
Net assets at December 31, 2013	$ 459,576	$ 49,490	$ 496,586	$ 22,743

The accompanying notes are an integral part of these financial statements.

67

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Small Cap Core	Small Cap Core	ING Large Cap	ING Large Cap
	Equity	Equity	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class
Net assets at January 1, 2012	$ 223,895	$ 32,082	$ -	$ 217,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,682)	(925)	(22,513)	(5,527)
Total realized gain (loss) on investments
and capital gains distributions	20,877	569	4,975	16,657
Net unrealized appreciation (depreciation)
of investments	17,881	5,071	97,608	20,382
'Net increase (decrease) in net assets resulting from
operations	33,076	4,715	80,070	31,512
Changes from principal transactions:
Premiums	1,538	2	4,508	575
Death Benefits	(1,881)	(270)	(8,393)	(2,205)
Surrenders and withdrawals	(17,239)	(2,463)	(56,134)	(16,567)
Transfers between Divisions
(including fixed account), net	(15,425)	(896)	1,881,228	(16,507)
Increase (decrease) in net assets derived from
principal transactions	(33,007)	(3,627)	1,821,209	(34,704)
Total increase (decrease) in net assets	69	1,088	1,901,279	(3,192)
Net assets at December 31, 2012	223,964	33,170	1,901,279	214,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,813)	(434)	(27,885)	(5,982)
Total realized gain (loss) on investments
and capital gains distributions	21,148	3,307	70,906	36,945
Net unrealized appreciation (depreciation)
of investments	68,454	8,267	460,868	121,135
Net increase (decrease) in net assets resulting from
operations	86,789	11,140	503,889	152,098
Changes from principal transactions:
Premiums	1,547	31	9,242	1,144
Death Benefits	(3,110)	(292)	(22,852)	(7,139)
Surrenders and withdrawals	(24,088)	(4,380)	(149,105)	(42,326)
Contract Charges	(2,210)	(328)	(15,900)	(4,524)
Transfers between Divisions
(including fixed account), net	57,965	(973)	(68,219)	653,104
Increase (decrease) in net assets derived from
principal transactions	30,104	(5,942)	(246,834)	600,259
Total increase (decrease) in net assets	116,893	5,198	257,055	752,357
Net assets at December 31, 2013	$ 340,857	$ 38,368	$ 2,158,334	$ 966,897

The accompanying notes are an integral part of these financial statements.

68

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Large Cap	ING Large Cap	ING Limited	ING Liquid
	Growth	Value	Maturity Bond	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 784	$ 64,740	$ 75,764	$ 994,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(245)	(737)	(21,544)
Total realized gain (loss) on investments
and capital gains distributions	21	2,597	(1,426)	59
Net unrealized appreciation (depreciation)
of investments	111	6,005	1,929	-
'Net increase (decrease) in net assets resulting from
operations	112	8,357	(234)	(21,485)
Changes from principal transactions:
Premiums	-	285	13	14,478
Death Benefits	(14)	(1,318)	(2,660)	(20,576)
Surrenders and withdrawals	(12)	(10,047)	(9,569)	(266,991)
Transfers between Divisions
(including fixed account), net	(14)	14,863	(587)	123,102
Increase (decrease) in net assets derived from
principal transactions	(40)	3,783	(12,803)	(149,987)
Total increase (decrease) in net assets	72	12,140	(13,037)	(171,472)
Net assets at December 31, 2012	856	76,880	62,727	822,755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(1,398)	(415)	(12,374)
Total realized gain (loss) on investments
and capital gains distributions	34	17,016	(946)	123
Net unrealized appreciation (depreciation)
of investments	210	50,611	840	-
Net increase (decrease) in net assets resulting from
operations	229	66,229	(521)	(12,251)
Changes from principal transactions:
Premiums	-	908	15	11,622
Death Benefits	-	(3,872)	(3,669)	(22,758)
Surrenders and withdrawals	(53)	(24,464)	(7,090)	(317,888)
Contract Charges	(10)	(1,589)	(97)	(5,788)
Transfers between Divisions
(including fixed account), net	(5)	465,174	(819)	209,767
Increase (decrease) in net assets derived from
principal transactions	(68)	436,157	(11,660)	(125,045)
Total increase (decrease) in net assets	161	502,386	(12,181)	(137,296)
Net assets at December 31, 2013	$ 1,017	$ 579,266	$ 50,546	$ 685,459

The accompanying notes are an integral part of these financial statements.

69

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Liquid	ING Marsico	ING Marsico	ING MFS Total
	Assets	Growth	Growth	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2012	$ 19,328	$ 417,672	$ 16,367	$ 635,627

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(449)	(8,584)	(426)	761
Total realized gain (loss) on investments
and capital gains distributions	1	33,265	509	(16,289)
Net unrealized appreciation (depreciation)
of investments	-	15,787	1,441	68,715
'Net increase (decrease) in net assets resulting from
operations	(448)	40,468	1,524	53,187
Changes from principal transactions:
Premiums	403	2,448	2	4,584
Death Benefits	(439)	(10,154)	(222)	(15,466)
Surrenders and withdrawals	(8,311)	(36,007)	(927)	(62,581)
Transfers between Divisions
(including fixed account), net	4,886	(9,185)	(206)	(1,279)
Increase (decrease) in net assets derived from
principal transactions	(3,461)	(52,898)	(1,353)	(74,742)
Total increase (decrease) in net assets	(3,909)	(12,430)	171	(21,555)
Net assets at December 31, 2012	15,419	405,242	16,538	614,072

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(248)	(4,168)	(201)	2,522
Total realized gain (loss) on investments
and capital gains distributions	2	30,373	1,239	(1,529)
Net unrealized appreciation (depreciation)
of investments	-	100,341	3,921	96,443
Net increase (decrease) in net assets resulting from
operations	(246)	126,546	4,959	97,436
Changes from principal transactions:
Premiums	81	3,716	17	3,589
Death Benefits	(252)	(10,164)	(146)	(14,423)
Surrenders and withdrawals	(7,922)	(40,183)	(2,473)	(65,345)
Contract Charges	(109)	(2,361)	(155)	(3,307)
Transfers between Divisions
(including fixed account), net	4,721	(4,914)	(531)	11,313
Increase (decrease) in net assets derived from
principal transactions	(3,481)	(53,906)	(3,288)	(68,173)
Total increase (decrease) in net assets	(3,727)	72,640	1,671	29,263
Net assets at December 31, 2013	$ 11,692	$ 477,882	$ 18,209	$ 643,335

The accompanying notes are an integral part of these financial statements.

70

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING Morgan	ING Morgan
	ING MFS Total	ING MFS	Stanley Global	Stanley Global
	Return	Utilities	Franchise	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2012	$ 30,990	$ 463,878	$ 333,098	$ 58,798

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(170)	2,098	(3,373)	(753)
Total realized gain (loss) on investments
and capital gains distributions	(588)	(15,205)	13,884	4,507
Net unrealized appreciation (depreciation)
of investments	3,125	58,800	31,806	3,375
'Net increase (decrease) in net assets resulting from
operations	2,367	45,693	42,317	7,129
Changes from principal transactions:
Premiums	66	4,135	2,345	62
Death Benefits	(269)	(5,428)	(3,031)	(482)
Surrenders and withdrawals	(2,187)	(35,281)	(26,718)	(4,852)
Transfers between Divisions
(including fixed account), net	(35)	(12,822)	9,506	(1,129)
Increase (decrease) in net assets derived from
principal transactions	(2,425)	(49,396)	(17,898)	(6,401)
Total increase (decrease) in net assets	(58)	(3,703)	24,419	728
Net assets at December 31, 2012	30,932	460,175	357,517	59,526

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	813	1,127	48
Total realized gain (loss) on investments
and capital gains distributions	(258)	(2,349)	31,033	5,756
Net unrealized appreciation (depreciation)
of investments	4,958	80,110	27,385	3,873
Net increase (decrease) in net assets resulting from
operations	4,748	78,574	59,545	9,677
Changes from principal transactions:
Premiums	20	3,781	2,085	44
Death Benefits	(465)	(5,267)	(3,489)	(771)
Surrenders and withdrawals	(3,635)	(42,316)	(29,981)	(6,181)
Contract Charges	(271)	(3,881)	(2,922)	(518)
Transfers between Divisions
(including fixed account), net	(367)	(23,874)	(4,391)	(225)
Increase (decrease) in net assets derived from
principal transactions	(4,718)	(71,557)	(38,698)	(7,651)
Total increase (decrease) in net assets	30	7,017	20,847	2,026
Net assets at December 31, 2013	$ 30,962	$ 467,192	$ 378,364	$ 61,552

The accompanying notes are an integral part of these financial statements.

71

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING
	ING Multi-	Oppenheimer
	Manager Large	Active	ING PIMCO	ING PIMCO
	Cap Core	Allocation	High Yield	Total Return
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 48,382	$ 50,759	$ 506,277	$ 2,819,652

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(598)	(3)	22,236	24,047
Total realized gain (loss) on investments
and capital gains distributions	(366)	1,147	938	29,270
Net unrealized appreciation (depreciation)
of investments	4,477	3,600	36,790	110,960
'Net increase (decrease) in net assets resulting from
operations	3,513	4,744	59,964	164,277
Changes from principal transactions:
Premiums	241	593	3,014	23,119
Death Benefits	(605)	(359)	(8,914)	(31,092)
Surrenders and withdrawals	(4,346)	(2,332)	(61,798)	(230,667)
Transfers between Divisions
(including fixed account), net	(1,803)	(4,202)	92,184	184,673
Increase (decrease) in net assets derived from
principal transactions	(6,513)	(6,300)	24,486	(53,967)
Total increase (decrease) in net assets	(3,000)	(1,556)	84,450	110,310
Net assets at December 31, 2012	45,382	49,203	590,727	2,929,962

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(539)	(129)	22,756	40,241
Total realized gain (loss) on investments
and capital gains distributions	445	4,450	21,871	43,116
Net unrealized appreciation (depreciation)
of investments	12,782	(2,125)	(24,049)	(173,917)
Net increase (decrease) in net assets resulting from
operations	12,688	2,196	20,578	(90,560)
Changes from principal transactions:
Premiums	378	341	3,734	18,854
Death Benefits	(799)	(133)	(10,807)	(31,190)
Surrenders and withdrawals	(5,633)	(619)	(60,146)	(228,274)
Contract Charges	(375)	(93)	(3,584)	(19,804)
Transfers between Divisions
(including fixed account), net	2,064	(50,895)	(9,245)	(385,548)
Increase (decrease) in net assets derived from
principal transactions	(4,365)	(51,399)	(80,048)	(645,962)
Total increase (decrease) in net assets	8,323	(49,203)	(59,470)	(736,522)
Net assets at December 31, 2013	$ 53,705	$ -	$ 531,257	$ 2,193,440

The accompanying notes are an integral part of these financial statements.

72

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING PIMCO	ING Pioneer	ING Retirement	ING Retirement
	Total Return	Mid Cap Value	Conservative	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2012	$ 65,836	$ 461,825	$ 555,004	$ 4,111,687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	352	(7,322)	2,446	(15,500)
Total realized gain (loss) on investments
and capital gains distributions	190	1,672	19,247	65,751
Net unrealized appreciation (depreciation)
of investments	3,141	43,206	6,886	348,163
'Net increase (decrease) in net assets resulting from
operations	3,683	37,556	28,579	398,414
Changes from principal transactions:
Premiums	84	2,655	3,633	31,152
Death Benefits	(451)	(6,719)	(6,486)	(37,628)
Surrenders and withdrawals	(5,965)	(36,291)	(44,470)	(188,129)
Transfers between Divisions
(including fixed account), net	1,702	(20,741)	48,665	(107,005)
Increase (decrease) in net assets derived from
principal transactions	(4,630)	(61,096)	1,342	(301,610)
Total increase (decrease) in net assets	(947)	(23,540)	29,921	96,804
Net assets at December 31, 2012	64,889	438,285	584,925	4,208,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	822	(1,864)	8,513	4,300
Total realized gain (loss) on investments
and capital gains distributions	1,225	96,187	28,786	109,720
Net unrealized appreciation (depreciation)
of investments	(4,218)	(19,245)	(22,880)	557,838
Net increase (decrease) in net assets resulting from
operations	(2,171)	75,078	14,419	671,858
Changes from principal transactions:
Premiums	65	1,212	3,790	28,506
Death Benefits	(811)	(4,932)	(7,011)	(41,552)
Surrenders and withdrawals	(7,116)	(28,068)	(51,064)	(259,484)
Contract Charges	(482)	(2,159)	(4,685)	(40,082)
Transfers between Divisions
(including fixed account), net	(1,986)	(479,416)	(49,358)	(45,354)
Increase (decrease) in net assets derived from
principal transactions	(10,330)	(513,363)	(108,328)	(357,966)
Total increase (decrease) in net assets	(12,501)	(438,285)	(93,909)	313,892
Net assets at December 31, 2013	$ 52,388	$ -	$ 491,016	$ 4,522,383

The accompanying notes are an integral part of these financial statements.

73

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Retirement		ING T. Rowe	ING T. Rowe
	Moderate	ING Retirement	Price Capital	Price Capital
	Growth	Moderate	Appreciation	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2012	$ 2,858,948	$ 1,681,480	$ 2,370,408	$ 73,103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(884)	10,228	(21,978)	(998)
Total realized gain (loss) on investments
and capital gains distributions	48,345	25,815	84,928	2,207
Net unrealized appreciation (depreciation)
of investments	195,022	85,932	206,957	6,940
'Net increase (decrease) in net assets resulting from
operations	242,483	121,975	269,907	8,149
Changes from principal transactions:
Premiums	17,402	11,922	19,827	274
Death Benefits	(36,700)	(27,093)	(34,550)	(877)
Surrenders and withdrawals	(176,880)	(117,053)	(199,731)	(5,781)
Transfers between Divisions
(including fixed account), net	(52,372)	(2,767)	35,567	2,294
Increase (decrease) in net assets derived from
principal transactions	(248,550)	(134,991)	(178,887)	(4,090)
Total increase (decrease) in net assets	(6,067)	(13,016)	91,020	4,059
Net assets at December 31, 2012	2,852,881	1,668,464	2,461,428	77,162

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,001	16,183	(16,349)	(719)
Total realized gain (loss) on investments
and capital gains distributions	71,271	36,554	202,380	6,192
Net unrealized appreciation (depreciation)
of investments	295,611	78,023	299,394	9,112
Net increase (decrease) in net assets resulting from
operations	376,883	130,760	485,425	14,585
Changes from principal transactions:
Premiums	17,650	10,389	22,158	34
Death Benefits	(42,769)	(26,177)	(36,867)	(408)
Surrenders and withdrawals	(204,399)	(120,494)	(231,370)	(8,521)
Contract Charges	(23,379)	(12,802)	(18,257)	(685)
Transfers between Divisions
(including fixed account), net	35,238	(3,695)	128,904	(1,037)
Increase (decrease) in net assets derived from
principal transactions	(217,659)	(152,779)	(135,432)	(10,617)
Total increase (decrease) in net assets	159,224	(22,019)	349,993	3,968
Net assets at December 31, 2013	$ 3,012,105	$ 1,646,445	$ 2,811,421	$ 81,130

The accompanying notes are an integral part of these financial statements.

74

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Equity	Price Equity	Price	ING Templeton
	Income	Income	International	Global Growth
	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2012	$ 643,106	$ 23,289	$ 130,635	$ 228,537

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,624)	(219)	(3,302)	(1,195)
Total realized gain (loss) on investments
and capital gains distributions	(580)	(267)	(15,703)	(863)
Net unrealized appreciation (depreciation)
of investments	93,445	3,585	38,693	42,699
'Net increase (decrease) in net assets resulting from
operations	89,241	3,099	19,688	40,641
Changes from principal transactions:
Premiums	3,938	64	1,131	1,509
Death Benefits	(11,894)	(260)	(1,728)	(4,393)
Surrenders and withdrawals	(57,709)	(1,708)	(8,747)	(20,713)
Transfers between Divisions
(including fixed account), net	(21,475)	(170)	3,842	(2,318)
Increase (decrease) in net assets derived from
principal transactions	(87,140)	(2,074)	(5,502)	(25,915)
Total increase (decrease) in net assets	2,101	1,025	14,186	14,726
Net assets at December 31, 2012	645,207	24,314	144,821	243,263

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(937)	(91)	(958)	(386)
Total realized gain (loss) on investments
and capital gains distributions	14,900	652	(7,559)	3,434
Net unrealized appreciation (depreciation)
of investments	157,817	5,704	25,374	63,123
Net increase (decrease) in net assets resulting from
operations	171,780	6,265	16,857	66,171
Changes from principal transactions:
Premiums	3,235	(6)	739	1,445
Death Benefits	(10,446)	(187)	(1,844)	(4,226)
Surrenders and withdrawals	(67,417)	(3,411)	(11,477)	(23,617)
Contract Charges	(4,747)	(228)	(1,128)	(1,615)
Transfers between Divisions
(including fixed account), net	6,949	(170)	(1,741)	9,085
Increase (decrease) in net assets derived from
principal transactions	(72,426)	(4,002)	(15,451)	(18,928)
Total increase (decrease) in net assets	99,354	2,263	1,406	47,243
Net assets at December 31, 2013	$ 744,561	$ 26,577	$ 146,227	$ 290,506

The accompanying notes are an integral part of these financial statements.

75

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING American
				Century Small-
	ING Templeton			Mid Cap
	Global Growth	ING Diversified	ING Global	Value
	Portfolio -	International	Perspectives	Portfolio -
	Service 2 Class	Fund - Class R	Fund - Class R	Service Class
Net assets at January 1, 2012	$ 3,901	$ 128	$ -	$ 1,975

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	1	-	(11)
Total realized gain (loss) on investments
and capital gains distributions	(89)	(25)	-	342
Net unrealized appreciation (depreciation)
of investments	837	40	-	(75)
'Net increase (decrease) in net assets resulting from
operations	705	16	-	256
Changes from principal transactions:
Premiums	4	-	-	46
Death Benefits	(23)	-	-	-
Surrenders and withdrawals	(190)	(43)	-	(485)
Transfers between Divisions
(including fixed account), net	230	(1)	-	36
Increase (decrease) in net assets derived from
principal transactions	21	(44)	-	(403)
Total increase (decrease) in net assets	726	(28)	-	(147)
Net assets at December 31, 2012	4,627	100	-	1,828

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(1)	(37)	2
Total realized gain (loss) on investments
and capital gains distributions	100	(1)	1	248
Net unrealized appreciation (depreciation)
of investments	1,255	17	433	269
Net increase (decrease) in net assets resulting from
operations	1,340	15	397	519
Changes from principal transactions:
Premiums	(10)	-	2	17
Death Benefits	(20)	-	-	(43)
Surrenders and withdrawals	(524)	(3)	(111)	(132)
Contract Charges	(48)	-	(22)	(10)
Transfers between Divisions
(including fixed account), net	538	-	24,085	(211)
Increase (decrease) in net assets derived from
principal transactions	(64)	(3)	23,954	(379)
Total increase (decrease) in net assets	1,276	12	24,351	140
Net assets at December 31, 2013	$ 5,903	$ 112	$ 24,351	$ 1,968

The accompanying notes are an integral part of these financial statements.

76

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING Columbia
	ING Baron	ING Columbia	Small Cap
	Growth	Contrarian	Value II	ING Global
	Portfolio -	Core Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 335,771	$ 242,733	$ 127,517	$ 8,930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,804)	(5,545)	(3,000)	397
Total realized gain (loss) on investments
and capital gains distributions	26,578	(4,582)	1,735	27
Net unrealized appreciation (depreciation)
of investments	34,570	32,595	14,966	113
'Net increase (decrease) in net assets resulting from
operations	52,344	22,468	13,701	537
Changes from principal transactions:
Premiums	4,822	2,007	36	23
Death Benefits	(2,972)	(3,186)	(1,020)	(32)
Surrenders and withdrawals	(23,363)	(13,537)	(6,396)	(744)
Transfers between Divisions
(including fixed account), net	(15,525)	(5,721)	(8,839)	(147)
Increase (decrease) in net assets derived from
principal transactions	(37,038)	(20,437)	(16,219)	(900)
Total increase (decrease) in net assets	15,306	2,031	(2,518)	(363)
Net assets at December 31, 2012	351,077	244,764	124,999	8,567

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,893)	(1,039)	(1,340)	66
Total realized gain (loss) on investments
and capital gains distributions	45,060	5,625	8,405	134
Net unrealized appreciation (depreciation)
of investments	88,983	71,837	36,661	(639)
Net increase (decrease) in net assets resulting from
operations	132,150	76,423	43,726	(439)
Changes from principal transactions:
Premiums	7,466	2,962	179	9
Death Benefits	(4,947)	(3,077)	(1,037)	(54)
Surrenders and withdrawals	(38,918)	(17,302)	(8,301)	(958)
Contract Charges	(3,360)	(2,018)	(1,101)	(21)
Transfers between Divisions
(including fixed account), net	63,622	(7,146)	(11,914)	(460)
Increase (decrease) in net assets derived from
principal transactions	23,863	(26,581)	(22,174)	(1,484)
Total increase (decrease) in net assets	156,013	49,842	21,552	(1,923)
Net assets at December 31, 2013	$ 507,090	$ 294,606	$ 146,551	$ 6,644

The accompanying notes are an integral part of these financial statements.

77

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING Invesco
	ING Growth	ING Growth and	ING Invesco	Equity and
	and Income	Income Core	Comstock	Income
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2012	$ 895	$ 6,348	$ 173,078	$ 1,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(127)	(2,544)	26
Total realized gain (loss) on investments
and capital gains distributions	59	(157)	(4,783)	14
Net unrealized appreciation (depreciation)
of investments	17	689	34,064	138
'Net increase (decrease) in net assets resulting from
operations	68	405	26,737	178
Changes from principal transactions:
Premiums	3	32	1,324	-
Death Benefits	(107)	(27)	(1,606)	-
Surrenders and withdrawals	(137)	(497)	(14,830)	(176)
Transfers between Divisions
(including fixed account), net	(11)	(547)	4,369	(40)
Increase (decrease) in net assets derived from
principal transactions	(252)	(1,039)	(10,743)	(216)
Total increase (decrease) in net assets	(184)	(634)	15,994	(38)
Net assets at December 31, 2012	711	5,714	189,072	1,502

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	6	(2,232)	9
Total realized gain (loss) on investments
and capital gains distributions	112	321	3,764	38
Net unrealized appreciation (depreciation)
of investments	(62)	97	63,432	301
Net increase (decrease) in net assets resulting from
operations	55	424	64,964	348
Changes from principal transactions:
Premiums	1	-	1,557	-
Death Benefits	-	-	(2,526)	-
Surrenders and withdrawals	(4)	(36)	(24,407)	(175)
Contract Charges	-	(8)	(1,938)	19
Transfers between Divisions
(including fixed account), net	(763)	(6,094)	41,429	2
Increase (decrease) in net assets derived from
principal transactions	(766)	(6,138)	14,115	(154)
Total increase (decrease) in net assets	(711)	(5,714)	79,079	194
Net assets at December 31, 2013	$ -	$ -	$ 268,151	$ 1,696

The accompanying notes are an integral part of these financial statements.

78

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Invesco		ING	ING
	Equity and	ING JPMorgan	Oppenheimer	Oppenheimer
	Income	Mid Cap Value	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2012	$ 174,083	$ 125,814	$ 4,872	$ 116,446

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,065)	(2,723)	4	(1,671)
Total realized gain (loss) on investments
and capital gains distributions	(1,338)	8,079	144	(6,479)
Net unrealized appreciation (depreciation)
of investments	19,826	17,490	758	28,311
'Net increase (decrease) in net assets resulting from
operations	17,423	22,846	906	20,161
Changes from principal transactions:
Premiums	1,842	1,525	-	988
Death Benefits	(2,496)	(968)	(31)	(1,203)
Surrenders and withdrawals	(13,479)	(10,178)	(908)	(8,197)
Transfers between Divisions
(including fixed account), net	(1,064)	29,001	(64)	2,696
Increase (decrease) in net assets derived from
principal transactions	(15,197)	19,380	(1,003)	(5,716)
Total increase (decrease) in net assets	2,226	42,226	(97)	14,445
Net assets at December 31, 2012	176,309	168,040	4,775	130,891

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(799)	(2,456)	7	(723)
Total realized gain (loss) on investments
and capital gains distributions	1,387	23,920	304	(381)
Net unrealized appreciation (depreciation)
of investments	40,704	32,787	794	34,374
Net increase (decrease) in net assets resulting from
operations	41,292	54,251	1,105	33,270
Changes from principal transactions:
Premiums	1,868	2,622	-	1,299
Death Benefits	(2,646)	(2,288)	(193)	(1,366)
Surrenders and withdrawals	(18,013)	(19,720)	(610)	(11,613)
Contract Charges	(1,486)	(1,774)	(2)	(1,060)
Transfers between Divisions
(including fixed account), net	45,458	43,119	(146)	18,085
Increase (decrease) in net assets derived from
principal transactions	25,181	21,959	(951)	5,345
Total increase (decrease) in net assets	66,473	76,210	154	38,615
Net assets at December 31, 2013	$ 242,782	$ 244,250	$ 4,929	$ 169,506

The accompanying notes are an integral part of these financial statements.

79

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 6,250	$ 15,011	$ 16,403	$ 9,777

Increase (decrease) in net assets
Operations:
Net investment income (loss)	101	375	168	38
Total realized gain (loss) on investments
and capital gains distributions	90	(107)	(147)	(202)
Net unrealized appreciation (depreciation)
of investments	187	1,154	1,830	1,404
'Net increase (decrease) in net assets resulting from
operations	378	1,422	1,851	1,240
Changes from principal transactions:
Premiums	-	133	72	12
Death Benefits	(74)	(67)	-	-
Surrenders and withdrawals	(1,102)	(942)	(1,590)	(1,319)
Transfers between Divisions
(including fixed account), net	(193)	(154)	(344)	(302)
Increase (decrease) in net assets derived from
principal transactions	(1,369)	(1,030)	(1,862)	(1,609)
Total increase (decrease) in net assets	(991)	392	(11)	(369)
Net assets at December 31, 2012	5,259	15,403	16,392	9,408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	105	315	200	76
Total realized gain (loss) on investments
and capital gains distributions	126	(72)	61	52
Net unrealized appreciation (depreciation)
of investments	(370)	907	2,127	1,539
Net increase (decrease) in net assets resulting from
operations	(139)	1,150	2,388	1,667
Changes from principal transactions:
Premiums	1	9	213	187
Death Benefits	(14)	-	-	-
Surrenders and withdrawals	(549)	(1,529)	(1,285)	(822)
Contract Charges	(12)	(86)	(106)	(60)
Transfers between Divisions
(including fixed account), net	(120)	(41)	(23)	(708)
Increase (decrease) in net assets derived from
principal transactions	(694)	(1,647)	(1,201)	(1,403)
Total increase (decrease) in net assets	(833)	(497)	1,187	264
Net assets at December 31, 2013	$ 4,426	$ 14,906	$ 17,579	$ 9,672

The accompanying notes are an integral part of these financial statements.

80

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING T. Rowe
			Price Diversified	ING T. Rowe
		ING Solution	Mid Cap	Price Growth
	ING Solution	Income	Growth	Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 1,131	$ 6,055	$ 9,331	$ 105,828

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	181	(130)	(3,926)
Total realized gain (loss) on investments
and capital gains distributions	(6)	(64)	1,647	16,982
Net unrealized appreciation (depreciation)
of investments	157	348	(250)	2,522
'Net increase (decrease) in net assets resulting from
operations	151	465	1,267	15,578
Changes from principal transactions:
Premiums	3	24	84	1,555
Death Benefits	-	-	(12)	(1,288)
Surrenders and withdrawals	(19)	(962)	(1,715)	(9,867)
Transfers between Divisions
(including fixed account), net	17	293	(454)	46,368
Increase (decrease) in net assets derived from
principal transactions	1	(645)	(2,097)	36,768
Total increase (decrease) in net assets	152	(180)	(830)	52,346
Net assets at December 31, 2012	1,283	5,875	8,501	158,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	136	(77)	(3,100)
Total realized gain (loss) on investments
and capital gains distributions	20	(17)	1,684	9,460
Net unrealized appreciation (depreciation)
of investments	235	227	892	52,362
Net increase (decrease) in net assets resulting from
operations	260	346	2,499	58,722
Changes from principal transactions:
Premiums	2	5	101	1,396
Death Benefits	(42)	(22)	(29)	(1,839)
Surrenders and withdrawals	(221)	(596)	(1,880)	(14,508)
Contract Charges	(8)	(24)	(51)	(1,448)
Transfers between Divisions
(including fixed account), net	4	637	(603)	57,847
Increase (decrease) in net assets derived from
principal transactions	(265)	-	(2,462)	41,448
Total increase (decrease) in net assets	(5)	346	37	100,170
Net assets at December 31, 2013	$ 1,278	$ 6,221	$ 8,538	$ 258,344

The accompanying notes are an integral part of these financial statements.

81

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING UBS U.S.	ING Strategic	ING Strategic
	ING Templeton	Large Cap	Allocation	Allocation
	Foreign Equity	Equity	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Class S	Class S
Net assets at January 1, 2012	$ 190,490	$ 5,199	$ 1,286	$ 460

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,355)	(87)	21	(1)
Total realized gain (loss) on investments
and capital gains distributions	10,412	(81)	(16)	(12)
Net unrealized appreciation (depreciation)
of investments	85,080	703	139	73
'Net increase (decrease) in net assets resulting from
operations	94,137	535	144	60
Changes from principal transactions:
Premiums	2,501	1	131	(15)
Death Benefits	(4,241)	(131)	-	-
Surrenders and withdrawals	(23,712)	(337)	-	-
Transfers between Divisions
(including fixed account), net	350,474	(157)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	325,022	(624)	130	(15)
Total increase (decrease) in net assets	419,159	(89)	274	45
Net assets at December 31, 2012	609,649	5,110	1,560	505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,511)	(11)	19	2
Total realized gain (loss) on investments
and capital gains distributions	13,009	358	(36)	(22)
Net unrealized appreciation (depreciation)
of investments	92,520	160	203	122
Net increase (decrease) in net assets resulting from
operations	103,018	507	186	102
Changes from principal transactions:
Premiums	4,230	-	504	(31)
Death Benefits	(6,779)	(13)	-	-
Surrenders and withdrawals	(42,823)	(170)	-	(8)
Contract Charges	(4,752)	(7)	-	(1)
Transfers between Divisions
(including fixed account), net	5,234	(5,427)	-	(1)
Increase (decrease) in net assets derived from
principal transactions	(44,890)	(5,617)	504	(41)
Total increase (decrease) in net assets	58,128	(5,110)	690	61
Net assets at December 31, 2013	$ 667,777	$ -	$ 2,250	$ 566

The accompanying notes are an integral part of these financial statements.

82

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Strategic
	Allocation	ING Growth and	ING Growth and	ING Growth and
	Moderate	Income	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class A	Class I	Class S
Net assets at January 1, 2012	$ 973	$ 1,177,999	$ 77	$ 724,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(15,071)	-	(6,860)
Total realized gain (loss) on investments
and capital gains distributions	(32)	11,380	(1)	14,051
Net unrealized appreciation (depreciation)
of investments	143	144,912	11	81,107
'Net increase (decrease) in net assets resulting from
operations	115	141,221	10	88,298
Changes from principal transactions:
Premiums	14	8,806	-	136
Death Benefits	-	(15,397)	-	(11,097)
Surrenders and withdrawals	(21)	(77,200)	(22)	(68,824)
Transfers between Divisions
(including fixed account), net	(39)	(37,177)	-	(31,488)
Increase (decrease) in net assets derived from
principal transactions	(46)	(120,968)	(22)	(111,273)
Total increase (decrease) in net assets	69	20,253	(12)	(22,975)
Net assets at December 31, 2012	1,042	1,198,252	65	701,221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(10,986)	1	(5,109)
Total realized gain (loss) on investments
and capital gains distributions	(20)	38,674	14	49,218
Net unrealized appreciation (depreciation)
of investments	181	286,976	150	138,714
Net increase (decrease) in net assets resulting from
operations	170	314,664	165	182,823
Changes from principal transactions:
Premiums	-	7,763	3	617
Death Benefits	-	(16,106)	-	(12,734)
Surrenders and withdrawals	(15)	(94,199)	(57)	(77,286)
Contract Charges	(4)	(9,609)	-	(4,774)
Transfers between Divisions
(including fixed account), net	210	(50,917)	761	(19,438)
Increase (decrease) in net assets derived from
principal transactions	191	(163,068)	707	(113,615)
Total increase (decrease) in net assets	361	151,596	872	69,208
Net assets at December 31, 2013	$ 1,403	$ 1,349,848	$ 937	$ 770,429

The accompanying notes are an integral part of these financial statements.

83

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 11	Series 12	Series 13	Series 14
Net assets at January 1, 2012	$ 4,001	$ 1,817	$ 9,103	$ 29,164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	9	30	259
Total realized gain (loss) on investments
and capital gains distributions	(135)	(42)	(127)	(95)
Net unrealized appreciation (depreciation)
of investments	42	13	(65)	(692)
'Net increase (decrease) in net assets resulting from
operations	(91)	(20)	(162)	(528)
Changes from principal transactions:
Premiums	-	-	-	1
Death Benefits	(54)	(5)	(89)	(225)
Surrenders and withdrawals	(339)	(76)	(1,873)	(4,483)
Transfers between Divisions
(including fixed account), net	(2)	(20)	(58)	(129)
Increase (decrease) in net assets derived from
principal transactions	(395)	(101)	(2,020)	(4,836)
Total increase (decrease) in net assets	(486)	(121)	(2,182)	(5,364)
Net assets at December 31, 2012	3,515	1,696	6,921	23,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	35	112	266
Total realized gain (loss) on investments
and capital gains distributions	(466)	(316)	(400)	(236)
Net unrealized appreciation (depreciation)
of investments	389	286	164	(475)
Net increase (decrease) in net assets resulting from
operations	(15)	5	(124)	(445)
Changes from principal transactions:
Premiums	-	-	1	1
Death Benefits	-	-	(120)	(368)
Surrenders and withdrawals	(49)	(193)	(1,067)	(3,748)
Contract Charges	-	-	(5)	(5)
Transfers between Divisions
(including fixed account), net	(3,451)	(1,508)	(5,606)	(15)
Increase (decrease) in net assets derived from
principal transactions	(3,500)	(1,701)	(6,797)	(4,135)
Total increase (decrease) in net assets	(3,515)	(1,696)	(6,921)	(4,580)
Net assets at December 31, 2013	$ -	$ -	$ -	$ 19,220

The accompanying notes are an integral part of these financial statements.

84

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING BlackRock
	Science and	ING Euro
	Technology	STOXX 50®	ING FTSE 100
	Opportunities	Index	Index®	ING Global
	Portfolio -	Portfolio -	Portfolio -	Value Advantage
	Class S	Class A	Class A	Portfolio
Net assets at January 1, 2012	$ 198,020	$ 2,955	$ 2,300	$ 169,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,487)	8	(27)	2,348
Total realized gain (loss) on investments
and capital gains distributions	24,717	(873)	-	(2,729)
Net unrealized appreciation (depreciation)
of investments	(10,575)	1,533	275	20,189
'Net increase (decrease) in net assets resulting from
operations	8,655	668	248	19,808
Changes from principal transactions:
Premiums	1,715	78	4,770	2,508
Death Benefits	(1,607)	(21)	(132)	(1,385)
Surrenders and withdrawals	(13,845)	(342)	(283)	(8,054)
Transfers between Divisions
(including fixed account), net	(6,733)	5,490	(4,642)	(6,285)
Increase (decrease) in net assets derived from
principal transactions	(20,470)	5,205	(287)	(13,216)
Total increase (decrease) in net assets	(11,815)	5,873	(39)	6,592
Net assets at December 31, 2012	186,205	8,828	2,261	176,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(736)	160	89	3,255
Total realized gain (loss) on investments
and capital gains distributions	5,318	839	219	7,830
Net unrealized appreciation (depreciation)
of investments	2,766	2,467	346	8,092
Net increase (decrease) in net assets resulting from
operations	7,348	3,466	654	19,177
Changes from principal transactions:
Premiums	297	143	(4,823)	1,701
Death Benefits	(260)	(167)	(63)	(1,263)
Surrenders and withdrawals	(3,298)	(1,161)	(1,082)	(12,269)
Contract Charges	(360)	(130)	(100)	(1,518)
Transfers between Divisions
(including fixed account), net	(189,932)	24,435	8,323	(6,690)
Increase (decrease) in net assets derived from
principal transactions	(193,553)	23,120	2,255	(20,039)
Total increase (decrease) in net assets	(186,205)	26,586	2,909	(862)
Net assets at December 31, 2013	$ -	$ 35,414	$ 5,170	$ 175,466

The accompanying notes are an integral part of these financial statements.

85

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Hang Seng	ING Index Plus	ING Index Plus	ING Index Plus
	Index	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2012	$ 44,179	$ 125,981	$ 107,721	$ 83,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(752)	(993)	(1,934)	(1,789)
Total realized gain (loss) on investments
and capital gains distributions	83	(4,899)	(2,138)	(2,524)
Net unrealized appreciation (depreciation)
of investments	10,712	20,112	19,187	11,823
'Net increase (decrease) in net assets resulting from
operations	10,043	14,220	15,115	7,510
Changes from principal transactions:
Premiums	382	48	85	27
Death Benefits	(265)	(3,023)	(1,807)	(1,082)
Surrenders and withdrawals	(2,479)	(12,886)	(8,187)	(5,869)
Transfers between Divisions
(including fixed account), net	850	(3,868)	(4,750)	(2,644)
Increase (decrease) in net assets derived from
principal transactions	(1,512)	(19,729)	(14,659)	(9,568)
Total increase (decrease) in net assets	8,531	(5,509)	456	(2,058)
Net assets at December 31, 2012	52,710	120,472	108,177	81,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,116	45	(876)	(860)
Total realized gain (loss) on investments
and capital gains distributions	(1,325)	1,926	1,667	1,453
Net unrealized appreciation (depreciation)
of investments	51	31,548	31,727	29,806
Net increase (decrease) in net assets resulting from
operations	(158)	33,519	32,518	30,399
Changes from principal transactions:
Premiums	251	132	176	127
Death Benefits	(299)	(1,886)	(1,696)	(1,065)
Surrenders and withdrawals	(3,382)	(16,225)	(8,815)	(5,858)
Contract Charges	(437)	(659)	(803)	(640)
Transfers between Divisions
(including fixed account), net	(9,304)	(4,604)	(5,268)	(5,018)
Increase (decrease) in net assets derived from
principal transactions	(13,171)	(23,242)	(16,406)	(12,454)
Total increase (decrease) in net assets	(13,329)	10,277	16,112	17,945
Net assets at December 31, 2013	$ 39,381	$ 130,749	$ 124,289	$ 99,365

The accompanying notes are an integral part of these financial statements.

86

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING		ING Russell™	ING Russell™
	International	ING Japan	Large Cap	Large Cap
	Index	TOPIX Index®	Growth Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class A	Class S	Class S
Net assets at January 1, 2012	$ 39,488	$ 9,567	$ 146,033	$ 296,967

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	(77)	(2,641)	(236)
Total realized gain (loss) on investments
and capital gains distributions	(409)	(709)	17,997	24,920
Net unrealized appreciation (depreciation)
of investments	6,298	947	1,029	11,948
'Net increase (decrease) in net assets resulting from
operations	5,954	161	16,385	36,632
Changes from principal transactions:
Premiums	443	(4,735)	741	2,205
Death Benefits	(358)	-	(1,952)	(9,887)
Surrenders and withdrawals	(3,221)	(136)	(14,190)	(31,821)
Transfers between Divisions
(including fixed account), net	2,713	(193)	5,843	35,913
Increase (decrease) in net assets derived from
principal transactions	(423)	(5,064)	(9,558)	(3,590)
Total increase (decrease) in net assets	5,531	(4,903)	6,827	33,042
Net assets at December 31, 2012	45,019	4,664	152,860	330,009

Increase (decrease) in net assets
Operations:
Net investment income (loss)	187	11	(827)	(1,240)
Total realized gain (loss) on investments
and capital gains distributions	2,639	777	16,310	35,114
Net unrealized appreciation (depreciation)
of investments	7,265	685	27,707	62,921
Net increase (decrease) in net assets resulting from
operations	10,091	1,473	43,190	96,795
Changes from principal transactions:
Premiums	339	4,966	841	1,884
Death Benefits	(610)	(8)	(1,668)	(9,166)
Surrenders and withdrawals	(4,348)	(347)	(18,715)	(38,596)
Contract Charges	(420)	(37)	(1,280)	(1,977)
Transfers between Divisions
(including fixed account), net	15,964	2,601	12,599	18,507
Increase (decrease) in net assets derived from
principal transactions	10,925	7,175	(8,223)	(29,348)
Total increase (decrease) in net assets	21,016	8,648	34,967	67,447
Net assets at December 31, 2013	$ 66,035	$ 13,312	$ 187,827	$ 397,456

The accompanying notes are an integral part of these financial statements.

87

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Mid Cap	Mid Cap	Small Cap
	Value Index	Growth Index	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2012	$ 38,950	$ 243,092	$ 102,824	$ 136,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(497)	(5,165)	(1,817)	(2,897)
Total realized gain (loss) on investments
and capital gains distributions	1,597	16,044	9,085	15,602
Net unrealized appreciation (depreciation)
of investments	4,987	19,064	6,729	5,105
'Net increase (decrease) in net assets resulting from
operations	6,087	29,943	13,997	17,810
Changes from principal transactions:
Premiums	360	1,188	1,578	1,352
Death Benefits	(446)	(5,467)	(1,177)	(1,457)
Surrenders and withdrawals	(5,149)	(21,470)	(8,190)	(10,840)
Transfers between Divisions
(including fixed account), net	22,120	(732)	14,510	8,359
Increase (decrease) in net assets derived from
principal transactions	16,885	(26,481)	6,721	(2,586)
Total increase (decrease) in net assets	22,972	3,462	20,718	15,224
Net assets at December 31, 2012	61,922	246,554	123,542	151,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(354)	(2,760)	(1,293)	(1,298)
Total realized gain (loss) on investments
and capital gains distributions	8,819	25,095	13,212	13,392
Net unrealized appreciation (depreciation)
of investments	11,365	55,301	31,278	47,208
Net increase (decrease) in net assets resulting from
operations	19,830	77,636	43,197	59,302
Changes from principal transactions:
Premiums	532	1,360	1,543	1,447
Death Benefits	(826)	(5,511)	(1,244)	(1,567)
Surrenders and withdrawals	(6,460)	(25,934)	(12,321)	(15,946)
Contract Charges	(581)	(1,532)	(1,219)	(1,531)
Transfers between Divisions
(including fixed account), net	11,357	2,619	36,304	60,633
Increase (decrease) in net assets derived from
principal transactions	4,022	(28,998)	23,063	43,036
Total increase (decrease) in net assets	23,852	48,638	66,260	102,338
Net assets at December 31, 2013	$ 85,774	$ 295,192	$ 189,802	$ 253,638

The accompanying notes are an integral part of these financial statements.

88

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING
	ING Small	ING U.S. Bond	International	ING MidCap
	Company	Index	Value	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2012	$ 89,892	$ 297,554	$ 6,655	$ 353,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,128)	(1,336)	53	(7,352)
Total realized gain (loss) on investments
and capital gains distributions	7,294	10,574	(1,058)	26,305
Net unrealized appreciation (depreciation)
of investments	4,427	(6,800)	2,097	19,276
Net increase (decrease) in net assets resulting from
operations	9,593	2,438	1,092	38,229
Changes from principal transactions:
Premiums	742	2,620	82	1,964
Death Benefits	(815)	(3,241)	(47)	(7,483)
Surrenders and withdrawals	(6,041)	(23,055)	(505)	(34,113)
Transfers between Divisions
(including fixed account), net	(11,162)	(34,592)	(372)	(2,529)
Increase (decrease) in net assets derived from
principal transactions	(17,276)	(58,268)	(842)	(42,161)
Total increase (decrease) in net assets	(7,683)	(55,830)	250	(3,932)
Net assets at December 31, 2012	82,209	241,724	6,905	349,367

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,423)	(59)	91	(8,612)
Total realized gain (loss) on investments
and capital gains distributions	21,709	1,137	(563)	56,044
Net unrealized appreciation (depreciation)
of investments	9,336	(10,464)	1,729	77,217
Net increase (decrease) in net assets resulting from
operations	29,622	(9,386)	1,257	124,649
Changes from principal transactions:
Premiums	901	2,086	68	2,558
Death Benefits	(1,177)	(3,255)	(26)	(7,495)
Surrenders and withdrawals	(8,651)	(18,732)	(652)	(49,810)
Contract Charges	(793)	(1,647)	(33)	(3,260)
Transfers between Divisions
(including fixed account), net	459	(27,218)	(360)	144,422
Increase (decrease) in net assets derived from
principal transactions	(9,261)	(48,766)	(1,003)	86,415
Total increase (decrease) in net assets	20,361	(58,152)	254	211,064
Net assets at December 31, 2013	$ 102,570	$ 183,572	$ 7,159	$ 560,431

The accompanying notes are an integral part of these financial statements.

89

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ClearBridge		Oppenheimer
	ING SmallCap	Variable Large	Western Asset	Main Street
	Opportunities	Cap Value	Variable	Small Cap
	Portfolio -	Portfolio -	High Income	Fund®/VA -
	Class S	Class I	Portfolio	Service Class
Net assets at January 1, 2012	$ 58,855	$ 75	$ 71	$ 1,442

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,498)	1	4	(16)
Total realized gain (loss) on investments
and capital gains distributions	8,623	(2)	(4)	67
Net unrealized appreciation (depreciation)
of investments	(270)	12	10	169
Net increase (decrease) in net assets resulting from
operations	6,855	11	10	220
Changes from principal transactions:
Premiums	59	-	-	6
Death Benefits	(454)	-	-	-
Surrenders and withdrawals	(6,216)	(11)	(15)	(104)
Transfers between Divisions
(including fixed account), net	(821)	(2)	(1)	(86)
Increase (decrease) in net assets derived from
principal transactions	(7,432)	(13)	(16)	(184)
Total increase (decrease) in net assets	(577)	(2)	(6)	36
Net assets at December 31, 2012	58,278	73	65	1,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,076)	-	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	8,247	4	(3)	230
Net unrealized appreciation (depreciation)
of investments	12,438	17	4	348
Net increase (decrease) in net assets resulting from
operations	19,609	21	5	572
Changes from principal transactions:
Premiums	118	-	-	1
Death Benefits	(643)	-	-	-
Surrenders and withdrawals	(7,670)	(4)	-	(173)
Contract Charges	(448)	-	-	(9)
Transfers between Divisions
(including fixed account), net	(1,605)	(2)	-	281
Increase (decrease) in net assets derived from
principal transactions	(10,248)	(6)	-	100
Total increase (decrease) in net assets	9,361	15	5	672
Net assets at December 31, 2013	$ 67,639	$ 88	$ 70	$ 2,150

The accompanying notes are an integral part of these financial statements.

90

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

PIMCO Real
	Return	Pioneer Equity
	Portfolio -	Income VCT
	Administrative	Portfolio -	ProFund VP	ProFund VP
	Class	Class II	Bull	Europe 30
Net assets at January 1, 2012	$ 12,983	$ 14,738	$ 12,013	$ 6,949

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	316	(321)	53
Total realized gain (loss) on investments
and capital gains distributions	1,231	(633)	(172)	(654)
Net unrealized appreciation (depreciation)
of investments	(223)	1,476	1,762	1,444
Net increase (decrease) in net assets resulting from
operations	969	1,159	1,269	843
Changes from principal transactions:
Premiums	209	158	6	1
Death Benefits	(21)	(60)	(427)	(114)
Surrenders and withdrawals	(2,065)	(2,043)	(1,433)	(718)
Transfers between Divisions
(including fixed account), net	2,739	(524)	(227)	(242)
Increase (decrease) in net assets derived from
principal transactions	862	(2,469)	(2,081)	(1,073)
Total increase (decrease) in net assets	1,831	(1,310)	(812)	(230)
Net assets at December 31, 2012	14,814	13,428	11,201	6,719

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	183	(80)	(17)
Total realized gain (loss) on investments
and capital gains distributions	508	114	230	(561)
Net unrealized appreciation (depreciation)
of investments	(1,778)	3,220	2,731	1,692
Net increase (decrease) in net assets resulting from
operations	(1,234)	3,517	2,881	1,114
Changes from principal transactions:
Premiums	66	76	19	4
Death Benefits	(27)	(101)	(179)	(131)
Surrenders and withdrawals	(2,430)	(1,551)	(1,313)	(865)
Contract Charges	(36)	(59)	(94)	(49)
Transfers between Divisions
(including fixed account), net	(2,791)	(496)	(164)	(334)
Increase (decrease) in net assets derived from
principal transactions	(5,218)	(2,131)	(1,731)	(1,375)
Total increase (decrease) in net assets	(6,452)	1,386	1,150	(261)
Net assets at December 31, 2013	$ 8,362	$ 14,814	$ 12,351	$ 6,458

The accompanying notes are an integral part of these financial statements.

91

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			Wells Fargo
		Wells Fargo	Advantage VT	Wells Fargo
	ProFund VP	Advantage VT	Index Asset	Advantage VT
	Rising Rates	Omega Growth	Allocation	Intrinsic Value
	Opportunity	Fund - Class 2	Fund - Class 2	Fund - Class 2
Net assets at January 1, 2012	$ 5,755	$ 1,240	$ 2,052	$ 721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(136)	(32)	(22)	(7)
Total realized gain (loss) on investments
and capital gains distributions	(1,612)	177	29	(16)
Net unrealized appreciation (depreciation)
of investments	1,213	64	189	142
Net increase (decrease) in net assets resulting from
operations	(535)	209	196	119
Changes from principal transactions:
Premiums	1	(154)	-	(75)
Death Benefits	(194)	-	(6)	-
Surrenders and withdrawals	(406)	(158)	(734)	(16)
Transfers between Divisions
(including fixed account), net	556	(15)	(65)	(2)
Increase (decrease) in net assets derived from
principal transactions	(43)	(327)	(805)	(93)
Total increase (decrease) in net assets	(578)	(118)	(609)	26
Net assets at December 31, 2012	5,177	1,122	1,443	747

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(90)	(22)	(2)	(7)
Total realized gain (loss) on investments
and capital gains distributions	(1,718)	146	18	1
Net unrealized appreciation (depreciation)
of investments	2,510	270	227	193
Net increase (decrease) in net assets resulting from
operations	702	394	243	187
Changes from principal transactions:
Premiums	4	(62)	-	(164)
Death Benefits	(129)	(38)	-	-
Surrenders and withdrawals	(390)	(12)	(113)	(3)
Contract Charges	(35)	(2)	(11)	(1)
Transfers between Divisions
(including fixed account), net	18	(1)	(2)	-
Increase (decrease) in net assets derived from
principal transactions	(532)	(115)	(126)	(168)
Total increase (decrease) in net assets	170	279	117	19
Net assets at December 31, 2013	$ 5,347	$ 1,401	$ 1,560	$ 766

The accompanying notes are an integral part of these financial statements.

92

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo
	Small Cap	Advantage VT
	Growth Fund -	Total Return
	Class 2	Bond Fund
Net assets at January 1, 2012	$ 361	$ 849

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(8)
Total realized gain (loss) on investments
and capital gains distributions	(4)	33
Net unrealized appreciation (depreciation)
of investments	32	4
Net increase (decrease) in net assets resulting from
operations	20	29
Changes from principal transactions:
Premiums	-	-
Death Benefits	(23)	(29)
Surrenders and withdrawals	(85)	(152)
Transfers between Divisions
(including fixed account), net	(40)	15
Increase (decrease) in net assets derived from
principal transactions	(148)	(166)
Total increase (decrease) in net assets	(128)	(137)
Net assets at December 31, 2012	233	712

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(3)
Total realized gain (loss) on investments
and capital gains distributions	24	28
Net unrealized appreciation (depreciation)
of investments	86	(52)
Net increase (decrease) in net assets resulting from
operations	105	(27)
Changes from principal transactions:
Premiums	-	-
Death Benefits	-	(25)
Surrenders and withdrawals	(6)	(58)
Contract Charges	(2)	(5)
Transfers between Divisions
(including fixed account), net	(15)	36
Increase (decrease) in net assets derived from
principal transactions	(23)	(52)
Total increase (decrease) in net assets	82	(79)
Net assets at December 31, 2013	$ 315	$ 633

The accompanying notes are an integral part of these financial statements.

93

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”)
was established by ING USA Annuity and Life Insurance Company (“ING USA” or the
“Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of
Delaware.

In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya
Financial began trading on the New York Stock Exchange under the symbol “VOYA.”
On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING
International”), an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”) and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING
International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of
Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of
Voya Financial in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “Direct Share Buyback”)
(the offering and the Direct Share Buyback collectively, the “Transactions”). Upon completion of the Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On April 11, 2013, plans to rebrand ING U.S., Inc. as Voya Financial were announced, and in January 2014, additional details regarding the operational and legal work associated with the rebranding were announced. On April 7, 2014, ING U.S., Inc.
changed its legal name to Voya Financial, Inc.; and based on current expectations, in
May 2014 its Investment Management and Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, Voya Financial’s remaining businesses will begin using the Voya Financial brand and all remaining Voya Financial legal entities that currently have names incorporating the “ING” brand, including the
Company, will change their names to reflect the Voya brand. Voya Financial anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

94

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The Account includes ING Architect Contracts, ING GoldenSelect Contracts, ING
Retirement Solutions Rollover Choice Contracts and ING SmartDesign Contracts
(collectively, the “Contracts”), that ceased being available to new contract owners. These
Contracts were, however, still available to existing contract owners. ING GoldenSelect
Contracts included Access, DVA Plus, Premium Plus, ES II and Landmark. ING
SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable
Annuity.

The Account also includes the following discontinued offerings:

ING GoldenSelect Contracts:
Access One (September 2003)
DVA and DVA Series 100 (May 2000)
DVA 80 (May 1991)
DVA Plus (January 2004)
Generations (October 2008)
Granite PrimElite (May 2001)
Opportunities and Legends (March 2007)
Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

The Account is registered as a unit investment trust with the SEC under the Investment
Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division and the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2013, the Account had 131 investment divisions (the “Divisions”), 21 of which invest in independently managed mutual funds and 110 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with assets balances at December 31, 2013 and related Trusts are as follows:

95

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

AIM Variable Insurance Funds:	ING Investors Trust (continued):
Invesco V.I. American Franchise Fund -	ING Global Resources Portfolio - Adviser Class
Series I Shares	ING Global Resources Portfolio - Service Class
BlackRock Variable Series Funds, Inc.:	ING Global Resources Portfolio - Service 2 Class
BlackRock Global Allocation V.I. Fund - Class III	ING Invesco Growth and Income Portfolio - Service
Columbia Funds Variable Insurance Trust:	Class
Columbia Asset Allocation Fund, Variable	ING Invesco Growth and Income Portfolio - Service 2
Series - Class A	Class
Columbia Small Cap Value Fund, Variable	ING JPMorgan Emerging Markets Equity
Series - Class B	Portfolio - Service Class
Columbia Small Company Growth Fund, Variable	ING JPMorgan Emerging Markets Equity
Series - Class A	Portfolio - Service 2 Class
Columbia Funds Variable Series Trust II:	ING JPMorgan Small Cap Core Equity Portfolio -
Columbia VP Large Cap Growth Fund - Class 1	Service Class
Fidelity® Variable Insurance Products:	ING JPMorgan Small Cap Core Equity Portfolio -
Fidelity® VIP Equity-Income Portfolio -	Service 2 Class
Service Class 2	ING Large Cap Growth Portfolio - Adviser Class
Franklin Templeton Variable Insurance Products Trust:	ING Large Cap Growth Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING Large Cap Growth Portfolio - Service 2 Class
ING Balanced Portfolio, Inc.:	ING Large Cap Value Portfolio - Service Class
ING Balanced Portfolio - Class S	ING Limited Maturity Bond Portfolio - Service Class
ING Intermediate Bond Portfolio:	ING Liquid Assets Portfolio - Service Class
ING Intermediate Bond Portfolio - Class S	ING Liquid Assets Portfolio - Service 2 Class
ING Investors Trust:	ING Marsico Growth Portfolio - Service Class
ING American Funds Asset Allocation Portfolio	ING Marsico Growth Portfolio - Service 2 Class
ING American Funds Global Growth and	ING MFS Total Return Portfolio - Service Class
Income Portfolio	ING MFS Total Return Portfolio - Service 2 Class
ING American Funds International Growth and	ING MFS Utilities Portfolio - Service Class
Income Portfolio	ING Morgan Stanley Global Franchise Portfolio -
ING American Funds International Portfolio	Service Class
ING American Funds World Allocation Portfolio	ING Morgan Stanley Global Franchise Portfolio -
ING BlackRock Health Sciences Opportunities	Service 2 Class
Portfolio - Service Class	ING Multi-Manager Large Cap Core Portfolio -
ING BlackRock Inflation Protected Bond Portfolio -	Service Class
Service Class	ING PIMCO High Yield Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio -	ING PIMCO Total Return Bond Portfolio - Service
Institutional Class	Class
ING BlackRock Large Cap Growth Portfolio -	ING PIMCO Total Return Bond Portfolio - Service 2
Service Class	Class
ING Bond Portfolio	ING Retirement Conservative Portfolio - Adviser Class
ING Clarion Global Real Estate Portfolio - Service	ING Retirement Growth Portfolio - Adviser Class
Class	ING Retirement Moderate Growth Portfolio - Adviser
ING Clarion Global Real Estate Portfolio -	Class
Service 2
Class	ING Retirement Moderate Portfolio - Adviser Class
ING Clarion Real Estate Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio -
ING Clarion Real Estate Portfolio - Service 2 Class	Service Class
ING DFA World Equity Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio -
ING FMRSM Diversified Mid Cap Portfolio -
Service	Service 2 Class
Class	ING T. Rowe Price Equity Income Portfolio -
ING FMRSM Diversified Mid Cap Portfolio -	Service Class
Service 2 Class	ING T. Rowe Price Equity Income Portfolio -
ING Franklin Income Portfolio - Service Class	Service 2 Class
ING Franklin Income Portfolio - Service 2 Class	ING T. Rowe Price International Stock Portfolio -
ING Franklin Mutual Shares Portfolio - Service	Service Class
Class
ING Franklin Templeton Founding Strategy	ING Templeton Global Growth Portfolio -
Portfolio - Service Class	Service Class

96

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Investors Trust (continued):	ING Variable Portfolios, Inc. (continued):
ING Templeton Global Growth Portfolio -	ING International Index Portfolio - Class S
Service 2 Class	ING Japan TOPIX Index® Portfolio - Class A
ING Mutual Funds:	ING Russell™ Large Cap Growth Index Portfolio -
ING Diversified International Fund - Class R	Class S
ING Global Perspectives Fund - Class R	ING Russell™ Large Cap Index Portfolio - Class S
ING Partners, Inc.:	ING Russell™ Large Cap Value Index Portfolio -
ING American Century Small-Mid Cap Value	Class S
Portfolio - Service Class	ING Russell™ Mid Cap Growth Index Portfolio -
ING Baron Growth Portfolio - Service Class	Class S
ING Columbia Contrarian Core Portfolio - Service	ING Russell™ Mid Cap Index Portfolio - Class S
Class	ING Russell™ Small Cap Index Portfolio - Class S
ING Columbia Small Cap Value II Portfolio - Service	ING Small Company Portfolio - Class S
Class	ING U.S. Bond Index Portfolio - Class S
ING Global Bond Portfolio - Service Class	ING Variable Products Trust:
ING Invesco Comstock Portfolio - Service Class	ING International Value Portfolio - Class S
ING Invesco Equity and Income Portfolio - Initial	ING MidCap Opportunities Portfolio - Class S
Class	ING SmallCap Opportunities Portfolio - Class S
ING Invesco Equity and Income Portfolio -	Legg Mason Partners Variable Equity Trust:
Service Class	ClearBridge Variable Large Cap Value Portfolio -
ING JPMorgan Mid Cap Value Portfolio - Service	Class I
Class	Legg Mason Partners Variable Income Trust:
ING Oppenheimer Global Portfolio - Initial Class	Western Asset Variable High Income Portfolio
ING Oppenheimer Global Portfolio - Service Class	Oppenheimer Variable Account Funds:
ING PIMCO Total Return Portfolio - Service Class	Oppenheimer Main Street Small Cap Fund®/VA -
ING Solution 2015 Portfolio - Service Class	Service Class
ING Solution 2025 Portfolio - Service Class	PIMCO Variable Insurance Trust:
ING Solution 2035 Portfolio - Service Class	PIMCO Real Return Portfolio - Administrative Class
ING Solution 2045 Portfolio - Service Class	Pioneer Variable Contracts Trust:
ING Solution Income Portfolio - Service Class	Pioneer Equity Income VCT Portfolio - Class II
ING T. Rowe Price Diversified Mid Cap Growth	ProFunds:
Portfolio - Service Class	ProFund VP Bull
ING T. Rowe Price Growth Equity Portfolio -	ProFund VP Europe 30
Service Class	ProFund VP Rising Rates Opportunity
ING Templeton Foreign Equity Portfolio -	Wells Fargo Funds Trust:
Service Class	Wells Fargo Advantage VT Omega Growth Fund -
ING Strategic Allocation Portfolios, Inc.:	Class 2
ING Strategic Allocation Conservative Portfolio -	Wells Fargo Variable Trust:
Class S	Wells Fargo Advantage VT Index Asset Allocation
ING Strategic Allocation Growth Portfolio - Class S	Fund - Class 2
ING Strategic Allocation Moderate Portfolio -	Wells Fargo Advantage VT Intrinsic Value Fund -
Class S
ING Variable Funds:	Class 2
Wells Fargo Advantage VT Small Cap Growth
ING Growth and Income Portfolio - Class A	Fund -
ING Growth and Income Portfolio - Class I	Class 2
ING Growth and Income Portfolio - Class S	Wells Fargo Advantage VT Total Return Bond Fund
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
ING Euro STOXX 50® Index Portfolio - Class A
ING FTSE 100 Index® Portfolio - Class A
ING Global Value Advantage Portfolio
ING Hang Seng Index Portfolio - Class S
ING Index Plus LargeCap Portfolio - Class S
ING Index Plus MidCap Portfolio - Class S
ING Index Plus SmallCap Portfolio - Class S

97

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2013. The following is a summary of current and former names for those Trusts and Divisions:

Current Name	Former Name
AIM Variable Insurance Funds:	Van Kampen Equity Trust II:
Invesco V.I. American Franchise Fund - Series	Invesco Van Kampen American Franchise Fund - Class
I Shares	I Shares
Columbia Funds Variable Series Trust II:	Columbia Funds Variable Series Trust II:
Columbia VP U.S. Government Mortgage Fund -	Columbia VP Short Duration US Government Fund -
Class 1	Class 1
ING Investors Trust:	ING Investors Trust:
ING Invesco Growth and Income Portfolio -	ING Invesco Van Kampen Growth and Income Portfolio -
Service Class	Service Class
ING Invesco Growth and Income Portfolio -	ING Invesco Van Kampen Growth and Income Portfolio -
Service 2 Class	Service 2 Class
ING Multi-Manager Large Cap Core Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Contrarian Core Portfolio -	ING Davis New York Venture Portfolio -
Service Class	Service Class
ING Invesco Comstock Portfolio - Service	ING Invesco Van Kampen Comstock Portfolio - Service
Class	Class
ING Invesco Equity and Income Portfolio -	ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class	Initial Class
ING Invesco Equity and Income Portfolio -	ING Invesco Van Kampen Equity and Income Portfolio -
Service Class	Service Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING Global Value Advantage	ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio	Portfolio - Class S
Legg Mason Partners Variable Equity Trust:	Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio -	Legg Mason ClearBridge Variable Large Cap Value
Class I	Portfolio - Class I
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA -	Oppenheimer Main Street Small- & Mid-Cap
Service Class	Fund®/VA - Service Class

During 2013, the following Divisions were closed to contract owners:

Columbia Funds Variable Series Trust II:
Columbia VP U.S. Government Mortgage Fund - Class 1
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
ING Investors Trust:
ING Oppenheimer Active Allocation Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING Partners, Inc.:
ING Growth and Income Core Portfolio - Initial Class
ING Growth and Income Core Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S

98

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING
USA, which is taxed as a life insurance company under the Internal Revenue Code
(“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the
Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ING USA, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.
Changes from Principal Transactions

99

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Included in Changes from principal transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING
USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Future Adoption of Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2013-08, “Financial Services-Investment Companies
(Accounting Standards Codification (“ASC”) Topic 946): Amendments to the Scope,
Measurement, and Disclosure Requirements” (“ASU 2013-08”), which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees.

The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments. The
Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2013 and for the years ended
December 31, 2013 and 2012, were issued.

3. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2013 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels

100

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

for the year ended December 31, 2013. The Account had no financial liabilities as of
December 31, 2013.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
▪	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. Charges and Fees

Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of
0.15% of the assets attributable to the Contracts. These charges are assessed through the redemption of units.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken as specified in the
Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts may be waived by ING USA.
ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

102

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

5. Related Party Transactions

During the year ended December 31, 2013, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to the ING Investors Trust and ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio,
ING Mutual Funds, ING Strategic Allocation Portfolio, Inc., ING Variable Funds, ING
Variable Insurance Trust, ING Variable Portfolios, Inc., and ING Variable Products
Trust. The Trusts' advisory agreement provided for fees at annual rates up 0.80% of the average net assets of each respective Fund.

103

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	$ 332	$ 3,864
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	135,030	113,241
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	87	142
Columbia Small Cap Value Fund, Variable Series - Class B	9,114	29,166
Columbia Small Company Growth Fund, Variable Series - Class A	31	17
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	2	52
Columbia VP U.S. Government Mortgage Fund - Class 1	-	3
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	17,994	32,597
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	110	756,819
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	745	2,273
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	178	884
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	122,570	162,041
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	62,468	32,735
ING American Funds Global Growth and Income Portfolio	12,663	5,030
ING American Funds International Growth and Income Portfolio	10,035	3,840
ING American Funds International Portfolio	24,467	129,128
ING American Funds World Allocation Portfolio	12,918	25,500
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	80,250	26,594
ING BlackRock Inflation Protected Bond Portfolio - Service Class	46,071	261,408
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1	7
ING BlackRock Large Cap Growth Portfolio - Service Class	13,916	35,504
ING Bond Portfolio	81,053	92,383
ING Clarion Global Real Estate Portfolio - Service Class	11,955	21,574
ING Clarion Global Real Estate Portfolio - Service 2 Class	117	276
ING Clarion Real Estate Portfolio - Service Class	13,435	53,850
ING Clarion Real Estate Portfolio - Service 2 Class	1,544	3,368
ING DFA World Equity Portfolio - Service Class	10,551	23,853
ING FMRSM Diversified Mid Cap Portfolio - Service Class	13,695	116,177
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	538	5,079
ING Franklin Income Portfolio - Service Class	57,640	60,948
ING Franklin Income Portfolio - Service 2 Class	1,736	2,347
ING Franklin Mutual Shares Portfolio - Service Class	8,730	27,320
ING Franklin Templeton Founding Strategy Portfolio - Service Class	55,165	63,957
ING Global Resources Portfolio - Adviser Class	16,129	22,090
ING Global Resources Portfolio - Service Class	9,423	85,879
ING Global Resources Portfolio - Service 2 Class	645	4,465

104

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Invesco Growth and Income Portfolio - Service Class	$ 35,217	$ 66,873
ING Invesco Growth and Income Portfolio - Service 2 Class	1,019	9,721
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	66,997	88,063
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	2,478	4,438
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	73,711	39,687
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	1,989	7,493
ING Large Cap Growth Portfolio - Adviser Class	44,509	299,617
ING Large Cap Growth Portfolio - Service Class	733,404	130,506
ING Large Cap Growth Portfolio - Service 2 Class	12	86
ING Large Cap Value Portfolio - Service Class	499,896	65,148
ING Limited Maturity Bond Portfolio - Service Class	859	12,947
ING Liquid Assets Portfolio - Service Class	256,921	394,348
ING Liquid Assets Portfolio - Service 2 Class	8,495	12,224
ING Marsico Growth Portfolio - Service Class	13,259	71,418
ING Marsico Growth Portfolio - Service 2 Class	192	3,683
ING MFS Total Return Portfolio - Service Class	22,304	88,057
ING MFS Total Return Portfolio - Service 2 Class	981	5,655
ING MFS Utilities Portfolio - Service Class	22,867	93,671
ING Morgan Stanley Global Franchise Portfolio - Service Class	39,101	55,915
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	5,419	9,643
ING Multi-Manager Large Cap Core Portfolio - Service Class	10,652	15,563
ING Oppenheimer Active Allocation Portfolio - Service Class	12,262	52,204
ING PIMCO High Yield Portfolio - Service Class	86,375	143,734
ING PIMCO Total Return Bond Portfolio - Service Class	182,867	763,178
ING PIMCO Total Return Bond Portfolio - Service 2 Class	4,928	13,839
ING Pioneer Mid Cap Value Portfolio - Service Class	14,081	529,380
ING Retirement Conservative Portfolio - Adviser Class	90,096	183,202
ING Retirement Growth Portfolio - Adviser Class	89,948	444,229
ING Retirement Moderate Growth Portfolio - Adviser Class	106,319	314,299
ING Retirement Moderate Portfolio - Adviser Class	57,277	194,048
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	294,160	275,225
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	7,136	13,223
ING T. Rowe Price Equity Income Portfolio - Service Class	55,357	128,274
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	1,252	5,328
ING T. Rowe Price International Stock Portfolio - Service Class	9,357	25,783
ING Templeton Global Growth Portfolio - Service Class	23,682	43,032
ING Templeton Global Growth Portfolio - Service 2 Class	636	715
ING Mutual Funds:
ING Diversified International Fund - Class R	-	4
ING Global Perspectives Fund - Class R	24,097	180
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	256	569
ING Baron Growth Portfolio - Service Class	86,035	47,591
ING Columbia Contrarian Core Portfolio - Service Class	15,216	42,854
ING Columbia Small Cap Value II Portfolio - Service Class	5,206	28,731
ING Global Bond Portfolio - Service Class	758	1,977
ING Growth and Income Core Portfolio - Initial Class	7	768

105

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Growth and Income Core Portfolio - Service Class	$ 34	$ 6,167
ING Invesco Comstock Portfolio - Service Class	56,012	44,149
ING Invesco Equity and Income Portfolio - Initial Class	23	188
ING Invesco Equity and Income Portfolio - Service Class	36,993	12,611
ING JPMorgan Mid Cap Value Portfolio - Service Class	71,845	44,485
ING Oppenheimer Global Portfolio - Initial Class	142	1,088
ING Oppenheimer Global Portfolio - Service Class	26,423	21,814
ING PIMCO Total Return Portfolio - Service Class	320	878
ING Solution 2015 Portfolio - Service Class	934	2,267
ING Solution 2025 Portfolio - Service Class	908	1,910
ING Solution 2035 Portfolio - Service Class	356	1,685
ING Solution 2045 Portfolio - Service Class	50	310
ING Solution Income Portfolio - Service Class	853	717
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	265	2,702
ING T. Rowe Price Growth Equity Portfolio - Service Class	75,012	36,678
ING Templeton Foreign Equity Portfolio - Service Class	49,139	96,615
ING UBS U.S. Large Cap Equity Portfolio - Service Class	94	5,722
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	736	213
ING Strategic Allocation Growth Portfolio - Class S	44	84
ING Strategic Allocation Moderate Portfolio - Class S	269	69
ING Variable Funds:
ING Growth and Income Portfolio - Class A	14,336	188,521
ING Growth and Income Portfolio - Class I	807	99
ING Growth and Income Portfolio - Class S	27,624	146,466
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	73	3,511
ING GET U.S. Core Portfolio - Series 12	184	1,850
ING GET U.S. Core Portfolio - Series 13	230	6,916
ING GET U.S. Core Portfolio - Series 14	713	4,589
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	33,325	201,575
ING Euro STOXX 50® Index Portfolio - Class A	33,438	10,159
ING FTSE 100 Index® Portfolio - Class A	12,662	10,237
ING Global Value Advantage Portfolio	12,984	29,784
ING Hang Seng Index Portfolio - Class S	17,410	29,468
ING Index Plus LargeCap Portfolio - Class S	3,459	26,675
ING Index Plus MidCap Portfolio - Class S	2,072	19,367
ING Index Plus SmallCap Portfolio - Class S	2,262	15,586
ING International Index Portfolio - Class S	29,613	18,504
ING Japan TOPIX Index® Portfolio - Class A	18,312	11,077
ING Russell™ Large Cap Growth Index Portfolio - Class S	29,477	38,550
ING Russell™ Large Cap Index Portfolio - Class S	54,986	85,634
ING Russell™ Large Cap Value Index Portfolio - Class S	37,191	33,018
ING Russell™ Mid Cap Growth Index Portfolio - Class S	22,460	54,261
ING Russell™ Mid Cap Index Portfolio - Class S	62,328	36,001
ING Russell™ Small Cap Index Portfolio - Class S	93,772	45,635
ING Small Company Portfolio - Class S	45,617	48,721
ING U.S. Bond Index Portfolio - Class S	27,668	74,419

106

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Variable Products Trust:
ING International Value Portfolio - Class S	$ 288	$ 1,200
ING MidCap Opportunities Portfolio - Class S	203,720	112,723
ING SmallCap Opportunities Portfolio - Class S	5,023	12,399
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	23	25
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	31	26
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	470	355
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	694	5,806
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	638	2,586
ProFunds:
ProFund VP Bull	366	2,181
ProFund VP Europe 30	196	1,589
ProFund VP Rising Rates Opportunity	352	975
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	102	138
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	25	153
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	9	184
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	14	27
Wells Fargo Advantage VT Total Return Bond Fund	76	111

107

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Changes in Units

The changes in units outstanding for the years ended December 31, 2013 and 2012 are shown in the following table.

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	108,471	398,420	(289,949)	1,924,792	236,409	1,688,383
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	20,956,025	22,103,381	(1,147,356)	12,847,905	29,744,902	(16,896,997)
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	260	3,486	(3,226)	943	147	796
Columbia Small Cap Value Fund, Variable Series - Class B	888,950	1,695,603	(806,653)	138,962	923,481	(784,519)
Columbia Small Company Growth Fund, Variable Series - Class A	1,213	686	527	-	-	-
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	1	4,871	(4,870)	-	2,875	(2,875)
Columbia VP U.S. Government Mortgage Fund - Class 1	-	330	(330)	-	69	(69)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	1,453,570	3,310,753	(1,857,183)	287,260	2,040,149	(1,752,889)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,851,397	46,515,706	(44,664,309)	954,380	6,620,153	(5,665,773)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	27,286	95,616	(68,330)	13,075	142,322	(129,247)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	13,877	66,455	(52,578)	12,199	99,764	(87,565)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	27,221,617	31,168,764	(3,947,147)	22,261,655	30,442,457	(8,180,802)
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	9,924,681	7,453,978	2,470,703	6,208,895	5,690,492	518,403
ING American Funds Global Growth and Income Portfolio	1,607,009	950,663	656,346	1,205,860	555,347	650,513
ING American Funds International Growth and Income Portfolio	1,279,880	701,770	578,110	872,686	280,231	592,455
ING American Funds International Portfolio	7,398,728	12,668,430	(5,269,702)	4,664,873	11,606,803	(6,941,930)
ING American Funds World Allocation Portfolio	1,933,640	2,904,399	(970,759)	1,791,493	3,173,961	(1,382,468)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	8,766,148	6,387,551	2,378,597	3,673,851	4,118,680	(444,829)

108

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING BlackRock Inflation Protected Bond Portfolio - Service Class	10,589,859	29,980,362	(19,390,503)	22,579,058	19,273,054	3,306,004
ING BlackRock Large Cap Growth Portfolio - Institutional Class	-	575	(575)	1,960	10,573	(8,613)
ING BlackRock Large Cap Growth Portfolio - Service Class	3,721,159	5,310,881	(1,589,722)	3,876,108	4,648,621	(772,513)
ING Bond Portfolio	11,122,462	15,659,190	(4,536,728)	8,888,582	12,462,021	(3,573,439)
ING Clarion Global Real Estate Portfolio - Service Class	1,554,359	2,696,195	(1,141,836)	338,508	1,863,453	(1,524,945)
ING Clarion Global Real Estate Portfolio - Service 2 Class	22,795	40,493	(17,698)	2,472	27,259	(24,787)
ING Clarion Real Estate Portfolio - Service Class	892,339	1,425,188	(532,849)	148,066	959,589	(811,523)
ING Clarion Real Estate Portfolio - Service 2 Class	88,190	152,505	(64,315)	11,589	119,894	(108,305)
ING DFA World Equity Portfolio - Service Class	2,818,109	4,205,300	(1,387,191)	2,134,200	4,530,500	(2,396,300)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	5,250,899	10,239,736	(4,988,837)	2,500,706	9,181,370	(6,680,664)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	124,868	297,242	(172,374)	45,443	198,832	(153,389)
ING Franklin Income Portfolio - Service Class	11,666,796	13,154,426	(1,487,630)	8,116,499	9,860,786	(1,744,287)
ING Franklin Income Portfolio - Service 2 Class	175,138	246,648	(71,510)	135,057	109,052	26,005
ING Franklin Mutual Shares Portfolio - Service Class	2,811,676	4,192,718	(1,381,042)	1,622,990	3,706,914	(2,083,924)
ING Franklin Templeton Founding Strategy Portfolio - Service Class	9,814,926	11,413,988	(1,599,062)	3,615,778	12,569,278	(8,953,500)
ING Global Resources Portfolio - Adviser Class	4,170,253	4,785,162	(614,909)	5,144,943	6,510,985	(1,366,042)
ING Global Resources Portfolio - Service Class	2,043,323	4,193,713	(2,150,390)	693,419	2,512,241	(1,818,822)
ING Global Resources Portfolio - Service 2 Class	69,500	216,649	(147,149)	28,732	118,356	(89,624)
ING Invesco Growth and Income Portfolio - Service Class	3,976,758	4,778,673	(801,915)	1,972,664	4,056,435	(2,083,771)
ING Invesco Growth and Income Portfolio - Service 2 Class	176,125	615,964	(439,839)	43,393	389,088	(345,695)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	8,138,332	9,520,810	(1,382,478)	6,246,263	6,887,301	(641,038)
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	115,276	190,351	(75,075)	12,635	104,982	(92,347)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	7,594,153	5,979,366	1,614,787	4,662,493	6,820,131	(2,157,638)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	74,403	335,412	(261,009)	4,382	219,617	(215,235)
ING Large Cap Growth Portfolio - Adviser Class	12,685,554	33,663,707	(20,978,153)	200,867,518	16,205,302	184,662,216
ING Large Cap Growth Portfolio - Service Class	42,191,806	8,451,709	33,740,097	3,745,420	6,101,120	(2,355,700)
ING Large Cap Growth Portfolio - Service 2 Class	1,146	4,980	(3,834)	858	4,090	(3,232)
ING Large Cap Value Portfolio - Service Class	39,917,278	6,594,045	33,323,233	4,580,619	4,213,914	366,705
ING Limited Maturity Bond Portfolio - Service Class	1,946,085	2,474,171	(528,086)	140,252	735,017	(594,765)
ING Liquid Assets Portfolio - Service Class	87,970,851	97,482,923	(9,512,072)	44,117,809	53,947,736	(9,829,927)

109

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Liquid Assets Portfolio - Service 2 Class	2,674,163	3,030,695	(356,532)	1,251,795	1,615,455	(363,660)
ING Marsico Growth Portfolio - Service Class	7,043,260	9,786,052	(2,742,792)	3,856,091	7,245,433	(3,389,342)
ING Marsico Growth Portfolio - Service 2 Class	44,510	232,738	(188,228)	27,905	130,561	(102,656)
ING MFS Total Return Portfolio - Service Class	3,798,744	5,996,629	(2,197,885)	2,190,819	5,166,948	(2,976,129)
ING MFS Total Return Portfolio - Service 2 Class	204,988	509,588	(304,600)	79,888	285,320	(205,432)
ING MFS Utilities Portfolio - Service Class	4,704,451	8,131,013	(3,426,562)	3,789,568	6,755,459	(2,965,891)
ING Morgan Stanley Global Franchise Portfolio - Service Class	3,431,078	5,114,292	(1,683,214)	3,617,205	4,682,156	(1,064,951)
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	156,028	491,307	(335,279)	67,973	420,126	(352,153)
ING Multi-Manager Large Cap Core Portfolio - Service Class	1,673,076	1,964,689	(291,613)	351,919	950,667	(598,748)
ING Oppenheimer Active Allocation Portfolio - Service Class	-	3,962,251	(3,962,251)	706,300	1,276,455	(570,155)
ING PIMCO High Yield Portfolio - Service Class	14,385,054	18,994,786	(4,609,732)	13,694,248	12,269,488	1,424,760
ING PIMCO Total Return Bond Portfolio - Service Class	40,970,087	76,926,920	(35,956,833)	43,333,511	47,692,271	(4,358,760)
ING PIMCO Total Return Bond Portfolio - Service 2 Class	882,174	1,573,054	(690,880)	550,592	893,173	(342,581)
ING Pioneer Mid Cap Value Portfolio - Service Class	-	36,866,150	(36,866,150)	1,786,816	7,305,238	(5,518,422)
ING Retirement Conservative Portfolio - Adviser Class	19,464,606	30,484,142	(11,019,536)	17,429,624	17,829,554	(399,930)
ING Retirement Growth Portfolio - Adviser Class	17,024,825	46,877,846	(29,853,021)	11,622,039	43,823,029	(32,200,990)
ING Retirement Moderate Growth Portfolio - Adviser Class	19,105,209	37,160,224	(18,055,015)	10,897,502	35,889,680	(24,992,178)
ING Retirement Moderate Portfolio - Adviser Class	14,208,751	26,897,446	(12,688,695)	10,241,625	23,515,287	(13,273,662)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	13,043,820	14,965,013	(1,921,193)	7,595,676	11,862,125	(4,266,449)
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	247,512	748,332	(500,820)	233,852	487,050	(253,198)
ING T. Rowe Price Equity Income Portfolio - Service Class	6,498,643	8,415,046	(1,916,403)	3,490,754	6,628,549	(3,137,795)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	98,856	316,507	(217,651)	60,126	215,814	(155,688)
ING T. Rowe Price International Stock Portfolio - Service Class	2,394,315	3,482,765	(1,088,450)	2,209,751	2,776,314	(566,563)
ING Templeton Global Growth Portfolio - Service Class	2,677,867	3,471,401	(793,534)	1,004,601	2,362,725	(1,358,124)
ING Templeton Global Growth Portfolio - Service 2 Class	54,689	54,697	(8)	23,736	26,594	(2,858)
ING Mutual Funds:
ING Diversified International Fund - Class R	-	301	(301)	-	5,438	(5,438)
ING Global Perspectives Fund - Class R	2,644,266	304,514	2,339,752	-	-	-

110

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	7,984	22,569	(14,585)	13,999	34,695	(20,696)
ING Baron Growth Portfolio - Service Class	10,567,431	9,125,223	1,442,208	5,710,429	8,632,139	(2,921,710)
ING Columbia Contrarian Core Portfolio - Service Class	3,873,744	6,096,031	(2,222,287)	2,259,304	4,564,899	(2,305,595)
ING Columbia Small Cap Value II Portfolio - Service Class	1,602,056	3,333,203	(1,731,147)	364,139	2,063,800	(1,699,661)
ING Global Bond Portfolio - Service Class	46,198	152,570	(106,372)	68,791	133,990	(65,199)
ING Growth and Income Core Portfolio - Initial Class	-	77,608	(77,608)	7,732	34,800	(27,068)
ING Growth and Income Core Portfolio - Service Class	-	522,718	(522,718)	38,463	135,394	(96,931)
ING Invesco Comstock Portfolio - Service Class	7,034,020	6,015,379	1,018,641	2,528,444	3,483,676	(955,232)
ING Invesco Equity and Income Portfolio - Initial Class	49	10,813	(10,764)	2,639	18,462	(15,823)
ING Invesco Equity and Income Portfolio - Service Class	5,082,080	3,376,992	1,705,088	2,619,195	3,868,673	(1,249,478)
ING JPMorgan Mid Cap Value Portfolio - Service Class	8,569,667	7,106,692	1,462,975	6,167,133	4,780,072	1,387,061
ING Oppenheimer Global Portfolio - Initial Class	12,229	68,960	(56,731)	6,605	78,635	(72,030)
ING Oppenheimer Global Portfolio - Service Class	3,356,627	3,014,114	342,513	1,546,234	2,108,740	(562,506)
ING PIMCO Total Return Portfolio - Service Class	12,011	57,885	(45,874)	15,024	106,709	(91,685)
ING Solution 2015 Portfolio - Service Class	37,910	163,170	(125,260)	17,594	109,141	(91,547)
ING Solution 2025 Portfolio - Service Class	58,750	149,908	(91,158)	20,080	181,111	(161,031)
ING Solution 2035 Portfolio - Service Class	13,696	116,099	(102,403)	25,428	163,028	(137,600)
ING Solution 2045 Portfolio - Service Class	2,164	21,221	(19,057)	4,033	4,728	(695)
ING Solution Income Portfolio - Service Class	58,287	58,324	(37)	27,348	82,668	(55,320)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	13,340	125,341	(112,001)	24,073	141,216	(117,143)
ING T. Rowe Price Growth Equity Portfolio - Service Class	11,691,590	8,701,388	2,990,202	13,049,533	9,726,062	3,323,471
ING Templeton Foreign Equity Portfolio - Service Class	1,157,249	5,356,224	(4,198,975)	48,687,031	10,807,712	37,879,319
ING UBS U.S. Large Cap Equity Portfolio - Service Class	-	428,621	(428,621)	40,846	98,475	(57,629)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	31,747	2,314	29,433	11,819	3,522	8,297
ING Strategic Allocation Growth Portfolio - Class S	1,954	4,034	(2,080)	204	1,159	(955)
ING Strategic Allocation Moderate Portfolio - Class S	14,666	3,855	10,811	1,073	4,022	(2,949)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	6,556,895	19,776,986	(13,220,091)	9,468,664	22,035,746	(12,567,082)
ING Growth and Income Portfolio - Class I	80,977	9,089	71,888	221	2,572	(2,351)
ING Growth and Income Portfolio - Class S	4,730,694	15,126,919	(10,396,225)	1,473,364	13,907,232	(12,433,868)

111

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	-	348,423	(348,423)	8,704	47,153	(38,449)
ING GET U.S. Core Portfolio - Series 12	-	162,126	(162,126)	2,415	12,332	(9,917)
ING GET U.S. Core Portfolio - Series 13	-	667,155	(667,155)	4,435	196,551	(192,116)
ING GET U.S. Core Portfolio - Series 14	80,671	475,298	(394,627)	163,606	620,658	(457,052)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	-	17,592,233	(17,592,233)	4,942,875	7,142,265	(2,199,390)
ING Euro STOXX 50® Index Portfolio - Class A	4,893,818	2,538,862	2,354,956	1,866,623	1,245,397	621,226
ING FTSE 100 Index® Portfolio - Class A	1,826,226	1,640,696	185,530	381,984	411,144	(29,160)
ING Global Value Advantage Portfolio	2,643,081	4,882,369	(2,239,288)	2,007,321	3,840,716	(1,833,395)
ING Hang Seng Index Portfolio - Class S	2,391,417	3,412,805	(1,021,388)	1,523,987	1,740,134	(216,147)
ING Index Plus LargeCap Portfolio - Class S	1,116,940	2,979,221	(1,862,281)	261,058	2,187,615	(1,926,557)
ING Index Plus MidCap Portfolio - Class S	882,146	1,811,340	(929,194)	208,673	1,275,789	(1,067,116)
ING Index Plus SmallCap Portfolio - Class S	756,528	1,520,313	(763,785)	183,422	955,648	(772,226)
ING International Index Portfolio - Class S	5,062,447	3,734,297	1,328,150	1,907,442	2,006,784	(99,342)
ING Japan TOPIX Index® Portfolio - Class A	2,469,743	1,841,114	628,629	561,812	1,112,255	(550,443)
ING Russell™ Large Cap Growth Index Portfolio - Class S	3,570,589	4,048,307	(477,718)	3,632,451	4,326,464	(694,013)
ING Russell™ Large Cap Index Portfolio - Class S	9,968,388	12,243,945	(2,275,557)	11,777,149	12,418,448	(641,299)
ING Russell™ Large Cap Value Index Portfolio - Class S	3,650,290	3,354,797	295,493	3,881,779	2,734,705	1,147,074
ING Russell™ Mid Cap Growth Index Portfolio - Class S	2,894,640	4,262,777	(1,368,137)	1,956,030	3,637,263	(1,681,233)
ING Russell™ Mid Cap Index Portfolio - Class S	7,928,340	6,087,436	1,840,904	4,709,206	4,211,248	497,958
ING Russell™ Small Cap Index Portfolio - Class S	12,334,282	9,252,271	3,082,011	7,454,526	7,776,514	(321,988)
ING Small Company Portfolio - Class S	4,658,228	5,159,401	(501,173)	1,708,698	3,284,591	(1,575,893)
ING U.S. Bond Index Portfolio - Class S	7,551,156	11,778,600	(4,227,444)	7,174,183	12,393,012	(5,218,829)
ING Variable Products Trust:
ING International Value Portfolio - Class S	16,046	76,277	(60,231)	26,892	88,628	(61,736)
ING MidCap Opportunities Portfolio - Class S	17,715,140	11,218,264	6,496,876	6,070,998	9,698,120	(3,627,122)
ING SmallCap Opportunities Portfolio - Class S	478,444	1,310,712	(832,268)	150,560	961,834	(811,274)
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	10	586	(576)	3	1,264	(1,261)

112

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	22	17	5	-	671	(671)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	18,004	14,858	3,146	12,211	21,562	(9,351)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	50,678	416,872	(366,194)	266,238	210,068	56,170
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	25,060	133,821	(108,761)	39,743	194,275	(154,532)
ProFunds:
ProFund VP Bull	2,462,232	2,627,593	(165,361)	91,266	334,704	(243,438)
ProFund VP Europe 30	1,232,927	1,372,224	(139,297)	64,591	195,876	(131,285)
ProFund VP Rising Rates Opportunity	4,225,533	4,405,654	(180,121)	636,496	668,271	(31,775)
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	1,853	9,209	(7,356)	1,186	26,075	(24,889)
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	-	8,375	(8,375)	237	59,536	(59,299)
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	16,046	28,110	(12,064)	18	7,556	(7,538)
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	12	1,071	(1,059)	214	8,605	(8,391)
Wells Fargo Advantage VT Total Return Bond Fund	4,259	7,946	(3,687)	2,462	14,443	(11,981)

113

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I Shares
2013	1,398	$13.50	to	$13.83	$ 19,078	0.42%	0.95%	to	2.35%	36.78%	to	38.86%
2012	1,688	$9.87	to	$9.96	$ 16,725	(d)	0.95%	to	2.35%		(d)
2011	(d)		(d)		(d)	(d)		(d)			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
BlackRock Global Allocation V.I. Fund - Class III
2013	93,742	$11.34	to	$12.30	$ 1,103,143	1.07%	0.95%	to	2.35%	11.72%	to	13.30%
2012	94,889	$10.15	to	$10.86	$ 993,413	1.40%	0.95%	to	2.35%	7.41%	to	8.93%
2011	111,786	$9.45	to	$9.97	$ 1,082,096	2.30%	0.95%	to	2.35%	-5.88%	to	-4.50%
2010	112,825	$9.97	to	$10.44	$ 1,153,042	1.14%	0.95%	to	2.60%	6.86%	to	8.65%
2009	102,963	$9.33	to	$9.61	$ 975,605	2.36%	0.95%	to	2.60%	17.80%	to	19.83%
Columbia Asset Allocation Fund, Variable Series - Class A
2013	16	$19.03	to	$19.88	$ 315	2.50%	1.40%	to	1.80%	16.04%	to	16.53%
2012	19	$16.40	to	$17.06	$ 325	2.32%	1.40%	to	1.80%	10.96%	to	11.43%
2011	18	$14.78	to	$15.31	$ 279	2.75%	1.40%	to	1.80%	-2.64%	to	-2.23%
2010	20	$15.18	to	$15.66	$ 303	2.29%	1.40%	to	1.80%	11.37%	to	11.86%
2009	22	$13.63	to	$14.00	$ 308	3.86%	1.40%	to	1.80%	21.81%	to	22.27%
Columbia Small Cap Value Fund, Variable Series - Class B
2013	5,503	$16.18	to	$29.22	$ 147,852	1.00%	0.95%	to	2.35%	30.91%	to	32.79%
2012	6,310	$12.36	to	$22.07	$ 128,867	0.29%	0.95%	to	2.35%	8.61%	to	10.19%
2011	7,095	$11.38	to	$20.09	$ 132,452	0.88%	0.95%	to	2.35%	-8.37%	to	-7.04%
2010	8,008	$12.42	to	$21.68	$ 162,178	1.03%	0.95%	to	2.35%	23.58%	to	25.22%
2009	9,211	$10.05	to	$17.36	$ 150,066	0.85%	0.95%	to	2.35%	21.97%	to	23.89%

114

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Small Company Growth Fund, Variable Series - Class A
2013	1		$26.96		$ 32	-		1.40%			-
2012	1		$19.18		$ 13	-		1.55%			10.29%
2011	1		$17.39		$ 11	-		1.55%			-7.01%
2010	1	$18.70	to	$18.85	$ 18	-	1.45%	to	1.55%	26.35%	to	26.51%
2009	2	$14.55	to	$14.90	$ 25	-	1.45%	to	1.80%	23.41%	to	23.86%
Columbia VP Large Cap Growth Fund - Class 1
2013	34	$9.85	to	$9.99	$ 336	-	1.40%	to	1.90%	27.92%	to	28.74%
2012	39	$7.70	to	$7.76	$ 299	-	1.40%	to	1.90%	18.07%	to	18.65%
2011	41	$6.52	to	$6.55	$ 271	(c)	1.40%	to	1.90%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2013	11,017	$12.76	to	$19.46	$ 170,991	2.24%	0.75%	to	2.35%	24.82%	to	26.90%
2012	12,874	$10.10	to	$15.37	$ 159,095	2.88%	0.75%	to	2.35%	14.35%	to	16.13%
2011	14,627	$8.73	to	$13.27	$ 157,133	2.22%	0.75%	to	2.55%	-1.91%	to	-0.08%
2010	16,702	$8.77	to	$13.31	$ 181,385	1.50%	0.75%	to	2.60%	11.86%	to	14.02%
2009	19,074	$7.72	to	$11.70	$ 183,254	1.91%	0.75%	to	2.60%	26.51%	to	28.93%
Franklin Small Cap Value Securities Fund - Class 2
2013	448	$27.73	to	$29.18	$ 12,932	1.34%	0.75%	to	1.35%	34.40%	to	35.19%
2012	516	$20.58	to	$21.64	$ 11,060	0.77%	0.75%	to	1.35%	16.80%	to	17.52%
2011	646	$17.58	to	$18.46	$ 11,819	0.72%	0.75%	to	1.35%	-5.08%	to	-4.51%
2010	748	$18.47	to	$19.38	$ 14,384	0.75%	0.75%	to	1.35%	26.54%	to	27.30%
2009	799	$14.56	to	$15.26	$ 12,115	1.65%	0.75%	to	1.35%	27.41%	to	28.14%
ING Balanced Portfolio - Class S
2013	319	$12.03	to	$17.37	$ 4,807	1.90%	0.75%	to	2.00%	13.92%	to	15.49%
2012	372	$10.56	to	$15.04	$ 4,876	2.90%	0.75%	to	2.00%	11.24%	to	12.66%
2011	460	$9.44	to	$13.35	$ 5,392	2.50%	0.75%	to	2.10%	-3.67%	to	-2.34%
2010	562	$9.80	to	$13.67	$ 6,681	2.62%	0.75%	to	2.10%	11.49%	to	12.88%
2009	654	$8.76	to	$12.11	$ 6,899	4.06%	0.75%	to	2.20%	16.33%	to	18.15%

115

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Intermediate Bond Portfolio - Class S
2013	78,899	$11.20	to	$16.00	$ 1,106,841	3.04%	0.75%	to	2.35%	-2.71%	to	-1.11%
2012	82,847	$11.50	to	$16.18	$ 1,185,574	4.24%	0.75%	to	2.60%	6.25%	to	8.30%
2011	91,027	$10.79	to	$14.94	$ 1,214,624	4.18%	0.75%	to	2.60%	4.48%	to	6.49%
2010	99,181	$10.28	to	$14.03	$ 1,253,226	4.77%	0.75%	to	2.60%	6.67%	to	8.68%
2009	106,012	$9.60	to	$12.91	$ 1,241,312	6.19%	0.75%	to	2.60%	8.41%	to	10.44%
ING American Funds Asset Allocation Portfolio
2013	38,858	$12.57	to	$13.63	$ 507,731	1.22%	0.95%	to	2.35%	20.17%	to	21.91%
2012	36,387	$10.46	to	$11.18	$ 392,917	1.33%	0.95%	to	2.35%	12.84%	to	14.55%
2011	35,868	$9.27	to	$9.76	$ 340,934	1.42%	0.95%	to	2.35%	-1.49%	to	-0.10%
2010	36,730	$9.41	to	$9.77	$ 352,116	1.56%	0.95%	to	2.35%	9.40%	to	10.90%
2009	35,172	$8.60	to	$8.81	$ 306,208	1.71%	0.95%	to	2.35%	20.45%	to	22.19%
ING American Funds Global Growth and Income Portfolio
2013	2,041	$12.54	to	$13.07	$ 26,061	1.31%	0.95%	to	2.35%	18.98%	to	20.68%
2012	1,385	$10.54	to	$10.83	$ 14,789	1.44%	0.95%	to	2.35%	14.07%	to	15.71%
2011	734	$9.24	to	$9.36	$ 6,822	(c)	0.95%	to	2.35%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING American Funds International Growth and Income Portfolio
2013	1,682	$11.40	to	$11.89	$ 19,557	1.22%	0.95%	to	2.35%	15.62%	to	17.26%
2012	1,103	$9.86	to	$10.14	$ 11,029	1.62%	0.95%	to	2.35%	12.94%	to	14.58%
2011	511	$8.73	to	$8.85	$ 4,490	(c)	0.95%	to	2.35%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING American Funds International Portfolio
2013	55,336	$9.46	to	$22.76	$ 1,093,953	0.87%	0.75%	to	2.60%	17.86%	to	20.08%
2012	60,606	$8.00	to	$18.99	$ 1,009,047	1.36%	0.75%	to	2.60%	14.15%	to	16.35%
2011	67,548	$6.98	to	$16.35	$ 977,119	1.65%	0.75%	to	2.60%	-16.58%	to	-15.04%
2010	78,623	$8.34	to	$19.28	$ 1,355,667	0.88%	0.75%	to	2.60%	3.94%	to	5.90%
2009	84,125	$8.00	to	$18.25	$ 1,387,295	3.37%	0.75%	to	2.60%	38.56%	to	41.37%

116

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds World Allocation Portfolio
2013	12,604	$14.90	to	$17.39	$ 194,620	1.53%	0.95%	to	2.35%	12.03%	to	13.66%
2012	13,575	$13.30	to	$15.30	$ 185,967	1.42%	0.95%	to	2.35%	10.37%	to	11.92%
2011	14,957	$12.05	to	$13.67	$ 184,314	1.09%	0.95%	to	2.35%	-8.09%	to	-6.75%
2010	13,571	$13.11	to	$14.66	$ 180,515	0.82%	0.95%	to	2.35%	10.08%	to	11.65%
2009	8,491	$11.91	to	$13.13	$ 102,079	0.49%	0.95%	to	2.35%	31.60%	to	33.44%
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2013	17,270	$14.86	to	$20.57	$ 326,865	0.06%	0.90%	to	2.55%	40.64%	to	43.05%
2012	14,891	$10.48	to	$14.38	$ 198,630	0.74%	0.90%	to	2.60%	15.59%	to	17.58%
2011	15,336	$8.98	to	$12.23	$ 175,361	0.55%	0.90%	to	2.60%	2.09%	to	3.82%
2010	15,039	$8.72	to	$11.78	$ 167,211	-	0.90%	to	2.60%	4.17%	to	6.05%
2009	16,988	$8.19	to	$11.11	$ 179,816	-	0.90%	to	2.60%	16.96%	to	19.08%
ING BlackRock Inflation Protected Bond Portfolio - Service Class
2013	25,733	$10.97	to	$11.84	$ 291,031	-	0.75%	to	2.35%	-10.81%	to	-9.41%
2012	45,124	$12.19	to	$13.07	$ 568,856	0.67%	0.75%	to	2.60%	3.80%	to	5.57%
2011	41,818	$11.85	to	$12.38	$ 504,313	2.03%	0.75%	to	2.35%	9.42%	to	11.13%
2010	23,288	$10.78	to	$11.14	$ 255,091	1.85%	0.75%	to	2.60%	2.76%	to	4.70%
2009	15,090	$10.49	to	$10.64	$ 159,401	(a)	0.75%	to	2.60%		(a)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2013	7	$12.33	to	$12.84	$ 84	1.31%	0.75%	to	1.35%	31.59%	to	32.37%
2012	7	$9.37	to	$9.70	$ 69	-	0.75%	to	1.35%	13.16%	to	13.98%
2011	16	$8.28	to	$8.51	$ 134	0.70%	0.75%	to	1.35%	-2.59%	to	-2.07%
2010	18	$8.50	to	$8.69	$ 153	0.66%	0.75%	to	1.35%	12.14%	to	12.71%
2009	19	$7.58	to	$7.71	$ 148	0.72%	0.75%	to	1.35%	28.69%	to	29.58%
ING BlackRock Large Cap Growth Portfolio - Service Class
2013	10,667	$12.61	to	$17.39	$ 166,380	1.09%	0.75%	to	2.35%	29.96%	to	32.12%
2012	12,257	$9.97	to	$13.18	$ 146,114	0.51%	0.75%	to	2.35%	11.83%	to	13.65%
2011	13,029	$8.86	to	$11.62	$ 138,504	0.47%	0.75%	to	2.60%	-4.13%	to	-2.38%
2010	12,002	$9.15	to	$11.92	$ 131,991	0.27%	0.75%	to	2.60%	10.40%	to	12.56%
2009	13,216	$8.21	to	$10.60	$ 130,165	0.32%	0.75%	to	2.60%	26.78%	to	29.32%

117

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Bond Portfolio
2013	35,804	$10.31	to	$11.41	$ 385,432	1.11%	0.75%	to	2.35%	-3.46%	to	-1.90%
2012	40,340	$10.68	to	$11.65	$ 446,283	2.62%	0.75%	to	2.35%	3.99%	to	5.66%
2011	43,914	$10.27	to	$11.04	$ 463,738	2.67%	0.75%	to	2.35%	3.31%	to	4.99%
2010	49,259	$9.94	to	$10.55	$ 500,271	2.49%	0.75%	to	2.60%	3.28%	to	5.25%
2009	49,758	$9.60	to	$10.04	$ 484,377	3.65%	0.75%	to	2.60%	9.18%	to	11.35%
ING Clarion Global Real Estate Portfolio - Service Class
2013	9,614	$10.16	to	$13.29	$ 119,039	5.50%	0.75%	to	2.35%	1.27%	to	2.94%
2012	10,755	$9.93	to	$12.94	$ 130,676	0.55%	0.75%	to	2.35%	22.73%	to	24.79%
2011	12,280	$8.01	to	$10.40	$ 120,762	3.48%	0.75%	to	2.35%	-7.52%	to	-6.08%
2010	14,082	$8.57	to	$11.08	$ 148,699	8.36%	0.75%	to	2.35%	13.21%	to	15.19%
2009	16,302	$7.49	to	$9.65	$ 151,036	2.43%	0.75%	to	2.60%	29.94%	to	32.34%
ING Clarion Global Real Estate Portfolio - Service 2 Class
2013	142	$11.92	to	$12.69	$ 1,749	5.37%	1.40%	to	2.20%	1.27%	to	2.09%
2012	160	$11.77	to	$12.43	$ 1,935	0.37%	1.40%	to	2.20%	22.73%	to	23.68%
2011	185	$9.59	to	$10.05	$ 1,815	3.33%	1.40%	to	2.20%	-7.52%	to	-6.69%
2010	214	$10.37	to	$10.77	$ 2,264	8.28%	1.40%	to	2.20%	13.21%	to	14.09%
2009	247	$9.16	to	$9.44	$ 2,299	2.15%	1.40%	to	2.20%	30.30%	to	31.48%
ING Clarion Real Estate Portfolio - Service Class
2013	3,853	$12.06	to	$104.23	$ 246,851	1.34%	0.50%	to	2.35%	-0.33%	to	1.54%
2012	4,386	$12.07	to	$102.65	$ 283,259	0.99%	0.50%	to	2.60%	12.57%	to	14.96%
2011	5,197	$10.67	to	$89.29	$ 292,946	1.29%	0.50%	to	2.60%	6.64%	to	8.96%
2010	6,187	$9.95	to	$81.95	$ 322,300	3.38%	0.50%	to	2.60%	24.70%	to	27.33%
2009	7,573	$7.94	to	$64.36	$ 307,226	3.51%	0.50%	to	2.60%	32.26%	to	35.21%
ING Clarion Real Estate Portfolio - Service 2 Class
2013	808	$15.03	to	$28.04	$ 18,629	1.24%	1.40%	to	2.20%	-0.40%	to	0.43%
2012	872	$15.09	to	$27.92	$ 20,237	0.89%	1.40%	to	2.20%	12.86%	to	13.77%
2011	981	$13.37	to	$24.54	$ 20,207	1.17%	1.40%	to	2.20%	6.87%	to	7.77%
2010	1,093	$12.51	to	$22.77	$ 21,031	3.24%	1.40%	to	2.20%	24.98%	to	26.01%
2009	1,228	$10.01	to	$18.07	$ 18,836	3.33%	1.40%	to	2.20%	32.76%	to	33.80%

118

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING DFA World Equity Portfolio - Service Class
2013	16,705	$10.41	to	$12.58	$ 182,004	1.97%	0.75%	to	2.35%	21.90%	to	23.82%
2012	18,092	$8.54	to	$10.16	$ 160,718	2.12%	0.75%	to	2.35%	15.25%	to	17.05%
2011	20,489	$7.41	to	$8.68	$ 156,789	2.37%	0.75%	to	2.35%	-11.36%	to	-9.77%
2010	25,962	$8.36	to	$9.62	$ 222,454	1.62%	0.75%	to	2.60%	22.04%	to	23.81%
2009	22,107	$6.85	to	$7.77	$ 154,311	-	0.75%	to	2.35%	18.92%	to	21.03%
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2013	31,336	$13.81	to	$24.80	$ 686,993	0.46%	0.80%	to	2.35%	32.84%	to	34.92%
2012	36,325	$10.38	to	$19.33	$ 596,317	0.60%	0.50%	to	2.35%	11.94%	to	14.04%
2011	43,006	$9.27	to	$16.95	$ 626,916	0.20%	0.50%	to	2.35%	-13.06%	to	-11.40%
2010	52,695	$10.64	to	$19.13	$ 879,120	0.14%	0.50%	to	2.60%	25.00%	to	27.70%
2009	57,858	$8.48	to	$14.98	$ 766,006	0.46%	0.50%	to	2.60%	35.66%	to	38.45%
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
2013	1,370	$18.82	to	$29.91	$ 35,504	0.32%	1.40%	to	2.20%	32.91%	to	34.01%
2012	1,542	$14.16	to	$22.32	$ 30,178	0.49%	1.40%	to	2.20%	11.85%	to	12.78%
2011	1,696	$12.66	to	$19.79	$ 29,604	0.20%	1.40%	to	2.20%	-12.99%	to	-12.32%
2010	1,862	$14.55	to	$22.57	$ 37,335	0.04%	1.40%	to	2.20%	25.32%	to	26.37%
2009	2,037	$11.61	to	$17.86	$ 32,436	0.34%	1.40%	to	2.20%	35.95%	to	37.17%
ING Franklin Income Portfolio - Service Class
2013	37,987	$12.44	to	$14.72	$ 524,291	5.05%	0.95%	to	2.60%	11.67%	to	13.52%
2012	39,474	$11.10	to	$12.97	$ 483,680	5.97%	0.95%	to	2.60%	9.67%	to	11.55%
2011	41,219	$10.08	to	$11.63	$ 456,258	5.81%	0.95%	to	2.60%	-0.09%	to	1.58%
2010	40,859	$10.06	to	$11.46	$ 448,938	5.17%	0.95%	to	2.60%	10.00%	to	11.87%
2009	43,601	$9.11	to	$10.25	$ 431,653	6.53%	0.95%	to	2.60%	28.61%	to	30.74%
ING Franklin Income Portfolio - Service 2 Class
2013	775	$13.18	to	$14.03	$ 10,547	4.59%	1.40%	to	2.20%	11.88%	to	12.78%
2012	846	$11.78	to	$12.44	$ 10,259	5.73%	1.40%	to	2.20%	9.99%	to	10.97%
2011	820	$10.71	to	$11.21	$ 9,008	5.55%	1.40%	to	2.20%	0.19%	to	0.90%
2010	822	$10.69	to	$11.11	$ 8,983	4.58%	1.40%	to	2.20%	10.32%	to	11.21%
2009	799	$9.69	to	$9.99	$ 7,857	6.74%	1.40%	to	2.20%	28.86%	to	30.08%

119

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Mutual Shares Portfolio - Service Class
2013	15,053	$11.56	to	$14.23	$ 202,977	1.11%	0.95%	to	2.55%	24.46%	to	26.49%
2012	16,434	$9.26	to	$11.25	$ 176,567	1.55%	0.95%	to	2.55%	10.68%	to	12.54%
2011	18,518	$8.34	to	$10.00	$ 178,164	3.44%	0.95%	to	2.55%	-3.34%	to	-1.77%
2010	20,340	$8.60	to	$10.18	$ 200,678	0.43%	0.95%	to	2.60%	8.73%	to	10.53%
2009	20,839	$7.89	to	$9.21	$ 187,539	0.13%	0.95%	to	2.60%	23.25%	to	25.34%
ING Franklin Templeton Founding Strategy Portfolio - Service Class
2013	80,230	$10.72	to	$13.43	$ 918,492	2.67%	0.75%	to	2.60%	20.86%	to	23.10%
2012	81,829	$8.87	to	$10.91	$ 768,266	3.71%	0.75%	to	2.60%	12.85%	to	14.96%
2011	90,783	$7.86	to	$9.49	$ 747,851	2.35%	0.75%	to	2.60%	-3.79%	to	-1.96%
2010	100,997	$8.17	to	$9.68	$ 857,015	2.48%	0.75%	to	2.60%	7.93%	to	9.88%
2009	109,090	$7.57	to	$8.81	$ 849,891	2.86%	0.75%	to	2.60%	26.80%	to	29.37%
ING Global Resources Portfolio - Adviser Class
2013	7,982	$9.17	to	$9.57	$ 74,575	0.58%	0.95%	to	2.35%	10.48%	to	12.19%
2012	8,597	$8.30	to	$8.53	$ 72,214	0.62%	0.95%	to	2.35%	-5.47%	to	-4.16%
2011	9,963	$8.78	to	$8.90	$ 87,944	(c)	0.95%	to	2.35%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Global Resources Portfolio - Service Class
2013	10,751	$8.87	to	$49.93	$ 380,095	0.94%	0.80%	to	2.60%	10.68%	to	12.68%
2012	12,902	$7.99	to	$44.31	$ 410,662	0.76%	0.80%	to	2.60%	-5.36%	to	-3.61%
2011	14,721	$8.41	to	$45.97	$ 491,277	0.55%	0.80%	to	2.60%	-11.52%	to	-9.88%
2010	17,390	$9.47	to	$51.01	$ 653,531	0.86%	0.80%	to	2.60%	18.51%	to	20.68%
2009	22,047	$7.96	to	$42.27	$ 692,061	0.33%	0.80%	to	2.60%	33.93%	to	36.40%
ING Global Resources Portfolio - Service 2 Class
2013	815	$18.46	to	$29.59	$ 20,189	0.79%	1.40%	to	2.20%	10.87%	to	11.79%
2012	962	$16.65	to	$26.47	$ 21,585	0.60%	1.40%	to	2.20%	-5.13%	to	-4.34%
2011	1,052	$17.55	to	$27.67	$ 24,799	0.42%	1.40%	to	2.20%	-11.23%	to	-10.51%
2010	1,153	$19.77	to	$30.92	$ 30,533	0.77%	1.40%	to	2.20%	18.81%	to	19.75%
2009	1,285	$16.64	to	$25.82	$ 28,489	0.04%	1.40%	to	2.20%	34.19%	to	35.32%

120

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Growth and Income Portfolio - Service Class
2013	12,404	$13.14	to	$50.68	$ 459,576	1.33%	0.50%	to	2.35%	30.77%	to	33.23%
2012	13,206	$9.98	to	$38.04	$ 373,644	1.88%	0.50%	to	2.35%	11.85%	to	13.99%
2011	15,290	$8.86	to	$33.37	$ 383,533	1.22%	0.50%	to	2.60%	-4.70%	to	-2.65%
2010	17,670	$9.21	to	$34.28	$ 460,426	0.24%	0.50%	to	2.60%	9.59%	to	11.92%
2009	20,388	$8.35	to	$30.63	$ 482,174	1.23%	0.50%	to	2.60%	20.71%	to	23.31%
ING Invesco Growth and Income Portfolio - Service 2 Class
2013	2,503	$15.30	to	$22.35	$ 49,490	1.21%	1.40%	to	2.20%	30.77%	to	31.86%
2012	2,943	$11.70	to	$16.95	$ 44,647	1.68%	1.40%	to	2.20%	11.85%	to	12.77%
2011	3,289	$10.46	to	$15.03	$ 44,533	1.08%	1.40%	to	2.20%	-4.47%	to	-3.72%
2010	3,710	$10.95	to	$15.61	$ 52,570	0.24%	1.40%	to	2.20%	9.83%	to	10.79%
2009	3,999	$9.97	to	$14.09	$ 51,349	1.11%	1.40%	to	2.20%	21.14%	to	21.99%
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2013	24,962	$8.30	to	$23.74	$ 496,586	0.83%	0.75%	to	2.35%	-7.92%	to	-6.44%
2012	26,345	$9.00	to	$25.39	$ 565,548	-	0.75%	to	2.60%	16.04%	to	18.22%
2011	26,986	$7.73	to	$21.49	$ 495,145	0.87%	0.75%	to	2.60%	-20.39%	to	-18.90%
2010	28,787	$9.68	to	$26.50	$ 657,788	0.49%	0.75%	to	2.60%	17.13%	to	19.44%
2009	35,528	$8.23	to	$22.21	$ 692,447	1.48%	0.75%	to	2.60%	67.19%	to	70.19%
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2013	839	$20.09	to	$33.02	$ 22,743	0.72%	1.40%	to	2.20%	-7.97%	to	-7.20%
2012	914	$21.83	to	$35.58	$ 26,943	-	1.40%	to	2.20%	16.30%	to	17.23%
2011	1,006	$18.77	to	$30.35	$ 25,476	0.70%	1.40%	to	2.20%	-20.20%	to	-19.54%
2010	1,118	$23.52	to	$37.72	$ 35,486	0.41%	1.40%	to	2.20%	17.48%	to	18.47%
2009	1,238	$20.02	to	$31.84	$ 33,336	1.14%	1.40%	to	2.20%	67.53%	to	68.91%
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2013	14,701	$17.41	to	$26.34	$ 340,857	0.75%	0.90%	to	2.60%	35.35%	to	37.69%
2012	13,087	$12.81	to	$19.13	$ 223,964	0.17%	0.90%	to	2.60%	15.58%	to	17.65%
2011	15,244	$11.03	to	$16.26	$ 223,895	0.33%	0.90%	to	2.60%	-3.87%	to	-2.22%
2010	16,918	$11.41	to	$16.63	$ 257,411	0.27%	0.90%	to	2.60%	23.46%	to	25.60%
2009	12,649	$9.20	to	$13.24	$ 153,523	0.41%	0.90%	to	2.60%	23.95%	to	26.22%

121

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
2013	1,527	$18.05	to	$29.51	$ 38,368	0.63%	1.40%	to	2.20%	35.71%	to	36.81%
2012	1,788	$13.30	to	$21.57	$ 33,170	0.01%	1.40%	to	2.20%	15.85%	to	16.85%
2011	2,003	$11.48	to	$18.46	$ 32,082	0.19%	1.40%	to	2.20%	-3.61%	to	-2.84%
2010	2,318	$11.91	to	$19.00	$ 38,538	0.11%	1.40%	to	2.20%	23.80%	to	24.75%
2009	2,557	$9.62	to	$15.23	$ 34,226	0.22%	1.40%	to	2.20%	24.29%	to	25.35%
ING Large Cap Growth Portfolio - Adviser Class
2013	163,684	$13.04	to	$13.41	$ 2,158,334	0.35%	0.75%	to	2.35%	27.22%	to	29.32%
2012	184,662	$10.23	to	$10.37	$ 1,901,279	(d)	0.75%	to	2.60%		(d)
2011	(d)		(d)		(d)	(d)		(d)			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
ING Large Cap Growth Portfolio - Service Class
2013	47,336	$18.47	to	$23.36	$ 966,897	0.70%	0.75%	to	2.60%	27.56%	to	29.63%
2012	13,596	$14.48	to	$18.02	$ 214,540	0.47%	0.75%	to	2.35%	15.01%	to	16.94%
2011	15,951	$12.59	to	$15.41	$ 217,732	0.27%	0.75%	to	2.35%	-0.16%	to	1.52%
2010	8,969	$12.61	to	$15.18	$ 121,916	0.34%	0.75%	to	2.35%	11.59%	to	13.37%
2009	7,714	$11.30	to	$13.39	$ 93,436	0.43%	0.75%	to	2.35%	39.16%	to	41.39%
ING Large Cap Growth Portfolio - Service 2 Class
2013	52	$18.47	to	$20.70	$ 1,017	0.32%	1.40%	to	2.20%	27.47%	to	28.57%
2012	56	$14.49	to	$16.10	$ 856	0.49%	1.40%	to	2.20%	15.09%	to	16.08%
2011	59	$12.59	to	$13.87	$ 784	0.24%	1.40%	to	2.20%	-0.16%	to	0.58%
2010	67	$12.61	to	$13.79	$ 886	-	1.40%	to	2.20%	11.59%	to	12.57%
2009	74	$11.30	to	$12.25	$ 879	-	1.40%	to	2.20%	38.99%	to	40.16%
ING Large Cap Value Portfolio - Service Class
2013	40,153	$11.07	to	$14.82	$ 579,266	0.86%	0.75%	to	2.35%	27.61%	to	29.48%
2012	6,830	$11.12	to	$11.45	$ 76,880	2.34%	0.90%	to	2.35%	11.65%	to	13.37%
2011	6,463	$9.95	to	$10.10	$ 64,740	(c)	0.90%	to	2.45%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)

122

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Limited Maturity Bond Portfolio - Service Class
2013	2,355	$10.27	to	$28.68	$ 50,546	0.88%	0.50%	to	2.25%	-1.55%	to	0.21%
2012	2,884	$10.41	to	$28.62	$ 62,727	0.78%	0.50%	to	2.25%	-0.79%	to	0.99%
2011	3,478	$10.46	to	$28.34	$ 75,764	3.11%	0.50%	to	2.25%	-1.10%	to	0.64%
2010	4,330	$10.56	to	$28.16	$ 94,829	3.66%	0.50%	to	2.25%	0.85%	to	2.62%
2009	5,258	$10.44	to	$27.44	$ 113,748	4.79%	0.50%	to	2.25%	4.76%	to	6.65%
ING Liquid Assets Portfolio - Service Class
2013	48,160	$8.97	to	$18.84	$ 685,459	-	0.75%	to	2.35%	-2.29%	to	-0.74%
2012	57,672	$9.17	to	$18.98	$ 822,755	-	0.75%	to	2.35%	-2.44%	to	-0.73%
2011	67,502	$9.39	to	$19.12	$ 994,227	-	0.75%	to	2.35%	-2.29%	to	-0.73%
2010	70,785	$9.60	to	$19.26	$ 1,063,594	-	0.75%	to	2.60%	-2.58%	to	-0.77%
2009	97,754	$9.82	to	$19.41	$ 1,494,964	0.11%	0.75%	to	2.60%	-2.33%	to	-0.41%
ING Liquid Assets Portfolio - Service 2 Class
2013	1,211	$9.43	to	$10.01	$ 11,692	-	1.40%	to	2.20%	-2.18%	to	-1.38%
2012	1,568	$9.63	to	$10.15	$ 15,419	-	1.40%	to	2.20%	-2.23%	to	-1.36%
2011	1,931	$9.84	to	$10.29	$ 19,328	-	1.40%	to	2.20%	-2.18%	to	-1.34%
2010	2,263	$10.04	to	$10.43	$ 23,027	-	1.40%	to	2.20%	-2.13%	to	-1.42%
2009	3,118	$10.23	to	$10.58	$ 32,318	0.06%	1.40%	to	2.20%	-2.00%	to	-1.12%
ING Marsico Growth Portfolio - Service Class
2013	21,521	$13.20	to	$27.02	$ 477,882	0.78%	0.80%	to	2.60%	31.93%	to	34.43%
2012	24,264	$9.91	to	$20.10	$ 405,242	0.42%	0.80%	to	2.60%	9.68%	to	11.60%
2011	27,653	$8.96	to	$18.01	$ 417,672	0.23%	0.80%	to	2.60%	-4.24%	to	-2.44%
2010	31,986	$9.26	to	$18.46	$ 502,962	0.52%	0.80%	to	2.60%	16.68%	to	18.87%
2009	34,422	$7.78	to	$15.53	$ 460,437	0.84%	0.80%	to	2.60%	25.61%	to	28.03%
ING Marsico Growth Portfolio - Service 2 Class
2013	936	$14.77	to	$22.22	$ 18,209	0.65%	1.40%	to	2.20%	32.47%	to	33.53%
2012	1,125	$11.15	to	$16.64	$ 16,538	0.26%	1.40%	to	2.20%	9.85%	to	10.71%
2011	1,227	$10.15	to	$15.03	$ 16,367	0.10%	1.40%	to	2.20%	-3.97%	to	-3.16%
2010	1,351	$10.57	to	$15.52	$ 18,769	0.40%	1.40%	to	2.20%	16.92%	to	17.93%
2009	1,476	$9.04	to	$13.16	$ 17,480	0.69%	1.40%	to	2.20%	26.08%	to	27.03%

123

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING MFS Total Return Portfolio - Service Class
2013	21,493	$12.19	to	$41.08	$ 643,335	2.12%	0.50%	to 2.35%	15.93%	to 18.08%
2012	23,691	$10.48	to	$34.79	$ 614,072	2.44%	0.50%	to 2.60%	8.32%	to 10.62%
2011	26,667	$9.62	to	$31.45	$ 635,627	2.40%	0.50%	to 2.60%	-1.08%	to 1.09%
2010	31,007	$9.66	to	$31.11	$ 742,863	0.45%	0.50%	to 2.60%	7.07%	to 9.27%
2009	35,805	$8.98	to	$28.47	$ 797,586	2.44%	0.50%	to 2.60%	14.78%	to 17.31%
ING MFS Total Return Portfolio - Service 2 Class
2013	1,962	$13.18	to	$17.71	$ 30,962	2.01%	1.40%	to 2.20%	15.92%	to 16.90%
2012	2,266	$11.37	to	$15.15	$ 30,932	2.25%	1.40%	to 2.20%	8.49%	to 9.39%
2011	2,472	$10.48	to	$13.85	$ 30,990	2.33%	1.40%	to 2.20%	-0.76%	to 0.07%
2010	2,737	$10.56	to	$13.84	$ 34,511	0.44%	1.40%	to 2.20%	7.32%	to 8.12%
2009	2,933	$9.84	to	$12.80	$ 34,335	2.28%	1.40%	to 2.20%	15.09%	to 16.05%
ING MFS Utilities Portfolio - Service Class
2013	21,112	$12.09	to	$24.14	$ 467,192	1.98%	0.75%	to 2.35%	17.34%	to 19.24%
2012	24,539	$10.29	to	$20.27	$ 460,175	3.07%	0.75%	to 2.35%	10.63%	to 12.46%
2011	27,505	$9.29	to	$18.06	$ 463,878	3.57%	0.75%	to 2.60%	3.61%	to 5.61%
2010	26,755	$8.94	to	$17.13	$ 431,592	2.55%	0.75%	to 2.60%	10.77%	to 12.77%
2009	28,774	$8.04	to	$15.20	$ 416,638	5.29%	0.75%	to 2.60%	29.34%	to 31.87%
ING Morgan Stanley Global Franchise Portfolio - Service Class
2013	16,170	$14.06	to	$26.78	$ 378,364	2.10%	0.90%	to 2.35%	16.60%	to 18.34%
2012	17,853	$12.04	to	$22.63	$ 357,517	1.74%	0.90%	to 2.35%	13.03%	to 14.76%
2011	18,918	$10.64	to	$19.72	$ 333,098	2.35%	0.90%	to 2.60%	6.19%	to 8.05%
2010	19,799	$9.98	to	$18.25	$ 326,147	0.41%	0.90%	to 2.60%	10.90%	to 12.86%
2009	18,516	$8.96	to	$16.29	$ 272,604	6.66%	0.80%	to 2.60%	25.54%	to 27.86%
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class
2013	2,604	$19.33	to	$26.72	$ 61,552	1.92%	1.40%	to 2.20%	16.66%	to 17.66%
2012	2,939	$16.57	to	$22.71	$ 59,526	1.54%	1.40%	to 2.20%	13.03%	to 13.89%
2011	3,291	$14.66	to	$19.94	$ 58,798	2.24%	1.40%	to 2.20%	6.54%	to 7.38%
2010	3,747	$13.76	to	$18.57	$ 62,764	0.30%	1.40%	to 2.20%	11.33%	to 12.27%
2009	4,059	$12.36	to	$16.54	$ 60,900	6.66%	1.40%	to 2.20%	25.74%	to 26.74%

124

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Multi-Manager Large Cap Core Portfolio - Service Class
2013	3,566	$12.73	to	$16.41	$ 53,705	0.70%	0.75%	to	2.35%	27.23%	to	29.31%
2012	3,858	$9.88	to	$12.69	$ 45,382	1.26%	0.75%	to	2.35%	7.69%	to	9.49%
2011	4,457	$9.06	to	$11.59	$ 48,382	1.32%	0.75%	to	2.60%	-7.09%	to	-5.23%
2010	5,005	$9.61	to	$12.23	$ 57,938	1.02%	0.75%	to	2.60%	12.94%	to	14.94%
2009	5,109	$8.39	to	$10.64	$ 51,948	1.15%	0.75%	to	2.60%	20.84%	to	23.29%
ING PIMCO High Yield Portfolio - Service Class
2013	29,793	$12.49	to	$19.46	$ 531,257	5.82%	0.75%	to	2.35%	3.15%	to	4.81%
2012	34,403	$12.07	to	$19.25	$ 590,727	6.55%	0.50%	to	2.60%	11.03%	to	13.44%
2011	32,978	$10.80	to	$16.97	$ 506,277	7.29%	0.50%	to	2.60%	1.69%	to	3.92%
2010	34,750	$12.41	to	$16.33	$ 519,986	7.27%	0.50%	to	2.60%	11.31%	to	13.64%
2009	29,928	$11.24	to	$14.47	$ 400,025	8.29%	0.50%	to	2.60%	45.49%	to	48.60%
ING PIMCO Total Return Bond Portfolio - Service Class
2013	122,371	$12.23	to	$22.44	$ 2,193,440	3.26%	0.75%	to	2.60%	-4.29%	to	-2.48%
2012	158,327	$12.71	to	$23.01	$ 2,929,962	3.31%	0.75%	to	2.60%	5.90%	to	7.98%
2011	162,686	$11.92	to	$21.31	$ 2,819,652	4.06%	0.75%	to	2.60%	0.76%	to	2.67%
2010	174,530	$11.75	to	$20.76	$ 2,995,230	4.93%	0.75%	to	2.60%	4.96%	to	6.90%
2009	184,659	$11.14	to	$19.42	$ 2,982,070	4.08%	0.75%	to	2.60%	11.41%	to	13.57%
ING PIMCO Total Return Bond Portfolio - Service 2 Class
2013	3,560	$13.35	to	$15.70	$ 52,388	3.17%	1.40%	to	2.20%	-4.09%	to	-3.27%
2012	4,251	$13.92	to	$16.23	$ 64,889	3.18%	1.40%	to	2.20%	6.26%	to	7.13%
2011	4,593	$13.10	to	$15.15	$ 65,836	4.01%	1.40%	to	2.20%	1.00%	to	1.75%
2010	5,170	$12.97	to	$14.89	$ 73,254	4.52%	1.40%	to	2.20%	5.19%	to	6.05%
2009	5,514	$12.33	to	$14.04	$ 73,887	3.66%	1.40%	to	2.20%	11.79%	to	12.68%
ING Retirement Conservative Portfolio - Adviser Class
2013	49,552	$9.64	to	$10.24	$ 491,016	3.35%	0.95%	to	2.35%	1.90%	to	3.43%
2012	60,572	$9.46	to	$9.90	$ 584,925	2.99%	0.95%	to	2.35%	5.35%	to	6.92%
2011	60,971	$8.98	to	$9.26	$ 555,004	1.59%	0.95%	to	2.35%	2.75%	to	4.16%
2010	53,453	$8.74	to	$8.89	$ 470,803	0.25%	0.95%	to	2.35%	5.30%	to	6.85%
2009	48,192	$8.30	to	$8.32	$ 400,422	(a)	0.95%	to	2.35%		(a)

125

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Retirement Growth Portfolio - Adviser Class
2013	350,342	$12.57	to	$13.35	$ 4,522,383	1.85%	0.95%	to 2.35%	15.85%	to	17.62%
2012	380,195	$10.76	to	$11.35	$ 4,208,491	2.39%	0.95%	to 2.60%	10.02%	to	11.83%
2011	412,396	$9.78	to	$10.15	$ 4,111,687	0.83%	0.95%	to 2.60%	-3.74%	to	-2.12%
2010	449,035	$10.16	to	$10.37	$ 4,611,727	0.37%	0.95%	to 2.60%	8.66%	to	10.55%
2009	484,226	$9.35	to	$9.38	$ 4,534,412	(a)	0.95%	to 2.60%		(a)
ING Retirement Moderate Growth Portfolio - Adviser Class
2013	233,805	$12.41	to	$13.31	$ 3,012,105	2.07%	0.95%	to 2.60%	12.72%	to	14.64%
2012	251,860	$11.01	to	$11.61	$ 2,852,881	2.58%	0.95%	to 2.60%	8.69%	to	10.48%
2011	276,852	$10.13	to	$10.51	$ 2,858,948	1.05%	0.95%	to 2.60%	-2.50%	to	-0.85%
2010	303,412	$10.39	to	$10.60	$ 3,185,520	0.47%	0.95%	to 2.60%	8.12%	to	9.96%
2009	322,936	$9.61	to	$9.64	$ 3,108,225	(a)	0.95%	to 2.60%		(a)
ING Retirement Moderate Portfolio - Adviser Class
2013	131,903	$12.14	to	$12.89	$ 1,646,445	2.70%	0.95%	to 2.35%	7.43%	to	8.98%
2012	144,592	$11.21	to	$11.83	$ 1,668,464	3.17%	0.95%	to 2.60%	7.38%	to	9.23%
2011	157,865	$10.44	to	$10.83	$ 1,681,480	1.39%	0.95%	to 2.60%	-0.48%	to	1.12%
2010	171,842	$10.49	to	$10.71	$ 1,823,032	0.56%	0.95%	to 2.60%	6.61%	to	8.51%
2009	186,216	$9.84	to	$9.87	$ 1,834,949	(a)	0.95%	to 2.60%		(a)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2013	58,165	$14.31	to	$82.99	$ 2,811,421	1.11%	0.75%	to 2.35%	19.39%	to	21.29%
2012	60,087	$11.95	to	$68.46	$ 2,461,428	1.57%	0.75%	to 2.60%	11.48%	to	13.62%
2011	64,353	$10.65	to	$60.29	$ 2,370,408	1.81%	0.75%	to 2.60%	0.24%	to	2.10%
2010	73,279	$10.56	to	$59.06	$ 2,636,403	1.59%	0.75%	to 2.60%	11.01%	to	13.15%
2009	75,826	$9.45	to	$52.21	$ 2,513,348	1.88%	0.75%	to 2.60%	29.86%	to	32.33%
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2013	3,686	$16.75	to	$25.16	$ 81,130	0.93%	1.40%	to 2.20%	19.30%	to	20.27%
2012	4,186	$14.04	to	$20.92	$ 77,162	1.46%	1.40%	to 2.20%	11.87%	to	12.78%
2011	4,440	$12.55	to	$18.55	$ 73,103	1.65%	1.40%	to 2.20%	0.48%	to	1.26%
2010	5,094	$12.49	to	$18.32	$ 83,486	1.42%	1.40%	to 2.20%	11.32%	to	12.32%
2009	5,711	$11.22	to	$16.31	$ 83,348	1.69%	1.40%	to 2.20%	30.16%	to	31.11%

126

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service Class
2013	20,605	$12.78	to	$56.03	$ 744,561	1.63%	0.50%	to	2.35%	26.71%	to	29.10%
2012	22,522	$10.36	to	$43.40	$ 645,207	1.94%	0.50%	to	2.45%	14.30%	to	16.64%
2011	25,659	$8.99	to	$37.21	$ 643,106	1.98%	0.50%	to	2.60%	-3.43%	to	-1.40%
2010	26,314	$9.23	to	$37.74	$ 685,068	1.57%	0.50%	to	2.60%	11.93%	to	14.40%
2009	28,154	$8.17	to	$32.99	$ 652,560	1.66%	0.50%	to	2.60%	21.80%	to	24.35%
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
2013	1,407	$14.62	to	$21.15	$ 26,577	1.49%	1.40%	to	2.20%	26.80%	to	27.79%
2012	1,624	$11.53	to	$16.55	$ 24,314	1.88%	1.40%	to	2.20%	14.27%	to	15.25%
2011	1,780	$10.09	to	$14.36	$ 23,289	1.90%	1.40%	to	2.20%	-3.07%	to	-2.31%
2010	1,773	$10.41	to	$14.70	$ 23,922	1.49%	1.40%	to	2.20%	12.18%	to	13.16%
2009	1,880	$9.28	to	$12.99	$ 22,439	1.53%	1.40%	to	2.20%	22.06%	to	23.01%
ING T. Rowe Price International Stock Portfolio - Service Class
2013	9,776	$8.71	to	$16.31	$ 146,227	1.05%	0.75%	to	2.60%	11.35%	to	13.51%
2012	10,865	$7.79	to	$14.39	$ 144,821	0.28%	0.75%	to	2.60%	15.60%	to	17.87%
2011	11,431	$6.71	to	$12.23	$ 130,635	3.60%	0.75%	to	2.60%	-14.58%	to	-13.01%
2010	12,505	$7.83	to	$14.08	$ 166,057	1.37%	0.75%	to	2.60%	10.86%	to	12.93%
2009	14,798	$7.04	to	$12.48	$ 175,866	1.22%	0.75%	to	2.60%	33.99%	to	36.62%
ING Templeton Global Growth Portfolio - Service Class
2013	10,655	$11.70	to	$35.97	$ 290,506	1.56%	0.80%	to	2.35%	27.53%	to	29.57%
2012	11,449	$9.16	to	$27.76	$ 243,263	1.84%	0.80%	to	2.35%	18.96%	to	20.75%
2011	12,807	$7.70	to	$22.99	$ 228,537	1.62%	0.80%	to	2.60%	-8.11%	to	-6.43%
2010	14,785	$8.35	to	$24.57	$ 286,405	1.43%	0.80%	to	2.60%	4.99%	to	6.87%
2009	16,283	$7.93	to	$22.99	$ 299,463	2.07%	0.80%	to	2.60%	28.88%	to	31.22%
ING Templeton Global Growth Portfolio - Service 2 Class
2013	295	$14.66	to	$23.11	$ 5,903	1.56%	1.40%	to	2.20%	27.59%	to	28.60%
2012	295	$11.49	to	$17.97	$ 4,627	1.76%	1.40%	to	2.20%	18.94%	to	19.88%
2011	298	$9.66	to	$14.99	$ 3,901	1.44%	1.40%	to	2.20%	-7.91%	to	-7.13%
2010	332	$10.49	to	$16.14	$ 4,732	1.36%	1.40%	to	2.20%	5.22%	to	6.04%
2009	346	$9.97	to	$15.22	$ 4,691	1.95%	1.40%	to	2.20%	29.15%	to	30.20%

127

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Diversified International Fund - Class R
2013	11	$10.16	to	$10.61	$ 112	-	0.75%	to	1.35%	14.67%	to	15.33%
2012	11	$8.86	to	$9.20	$ 100	1.75%	0.75%	to	1.35%	15.97%	to	16.60%
2011	17	$7.64	to	$7.89	$ 128	0.65%	0.75%	to	1.35%	-16.50%	to	-15.97%
2010	19	$9.15	to	$9.39	$ 178	0.52%	0.75%	to	1.35%	9.84%	to	10.47%
2009	24	$8.33	to	$8.50	$ 203	0.52%	0.75%	to	1.35%	32.85%	to	33.86%
ING Global Perspectives Fund - Class R
2013	2,340	$10.34	to	$10.41	$ 24,351	(e)	1.40%	to	2.35%		(e)
2012	(e)		(e)		(e)	(e)		(e)			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2013	71	$25.63	to	$28.23	$ 1,968	1.16%	0.75%	to	1.35%	29.57%	to	30.42%
2012	85	$19.73	to	$21.71	$ 1,828	1.05%	0.75%	to	1.35%	14.75%	to	15.45%
2011	106	$17.14	to	$18.85	$ 1,975	1.15%	0.75%	to	1.35%	-4.44%	to	-3.85%
2010	157	$17.90	to	$19.66	$ 3,047	1.06%	0.75%	to	1.35%	20.36%	to	21.06%
2009	127	$14.83	to	$16.27	$ 2,051	2.20%	0.75%	to	1.35%	33.81%	to	34.63%
ING Baron Growth Portfolio - Service Class
2013	25,234	$16.01	to	$30.70	$ 507,090	1.29%	0.75%	to	2.35%	35.59%	to	37.79%
2012	23,792	$11.79	to	$22.28	$ 351,077	-	0.75%	to	2.60%	16.58%	to	18.76%
2011	26,714	$10.08	to	$18.76	$ 335,771	-	0.75%	to	2.60%	-0.43%	to	1.46%
2010	27,327	$10.09	to	$18.49	$ 342,203	-	0.75%	to	2.60%	23.17%	to	25.61%
2009	28,614	$8.16	to	$14.72	$ 288,247	-	0.75%	to	2.60%	31.77%	to	34.18%
ING Columbia Contrarian Core Portfolio - Service Class
2013	22,276	$11.92	to	$18.51	$ 294,606	1.39%	0.75%	to	2.60%	31.24%	to	33.74%
2012	24,498	$9.05	to	$13.88	$ 244,764	0.29%	0.75%	to	2.60%	9.35%	to	11.42%
2011	26,804	$8.24	to	$12.49	$ 242,733	0.98%	0.75%	to	2.60%	-7.16%	to	-5.44%
2010	30,184	$8.85	to	$13.23	$ 291,613	0.41%	0.75%	to	2.60%	9.11%	to	11.26%
2009	30,411	$8.08	to	$11.93	$ 266,995	0.67%	0.75%	to	2.60%	28.14%	to	30.66%

128

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Columbia Small Cap Value II Portfolio - Service Class
2013	9,998	$13.95	to	$17.00	$ 146,551	0.79%	0.95%	to	2.35%	36.63%	to	38.68%
2012	11,729	$10.21	to	$12.27	$ 124,999	0.24%	0.95%	to	2.35%	11.58%	to	13.14%
2011	13,429	$9.15	to	$10.85	$ 127,517	0.41%	0.95%	to	2.35%	-4.98%	to	-3.60%
2010	15,497	$9.52	to	$11.27	$ 153,917	1.16%	0.95%	to	2.60%	22.05%	to	24.12%
2009	19,380	$7.80	to	$9.08	$ 156,330	1.23%	0.95%	to	2.60%	21.50%	to	23.51%
ING Global Bond Portfolio - Service Class
2013	480	$13.39	to	$14.11	$ 6,644	1.83%	0.75%	to	1.35%	-5.57%	to	-4.98%
2012	587	$14.18	to	$14.85	$ 8,567	5.78%	0.75%	to	1.35%	6.22%	to	6.83%
2011	652	$13.35	to	$13.90	$ 8,930	7.06%	0.75%	to	1.35%	2.14%	to	2.73%
2010	721	$13.07	to	$13.53	$ 9,633	3.10%	0.75%	to	1.35%	13.95%	to	14.66%
2009	732	$11.47	to	$11.80	$ 8,547	3.29%	0.75%	to	1.35%	19.73%	to	20.41%
ING Invesco Comstock Portfolio - Service Class
2013	15,436	$13.89	to	$21.12	$ 268,151	0.82%	0.75%	to	2.60%	31.57%	to	34.00%
2012	14,417	$10.47	to	$15.80	$ 189,072	1.27%	0.75%	to	2.60%	15.46%	to	17.69%
2011	15,372	$8.97	to	$13.45	$ 173,078	1.34%	0.75%	to	2.60%	-4.60%	to	-2.75%
2010	16,119	$9.32	to	$13.88	$ 189,031	1.38%	0.75%	to	2.60%	12.14%	to	14.24%
2009	15,876	$8.24	to	$12.18	$ 164,271	2.32%	0.75%	to	2.60%	25.28%	to	27.51%
ING Invesco Equity and Income Portfolio - Initial Class
2013	96	$16.99	to	$17.67	$ 1,696	1.38%	0.75%	to	1.20%	23.47%	to	24.00%
2012	107	$13.76	to	$14.25	$ 1,502	2.34%	0.75%	to	1.20%	11.42%	to	11.94%
2011	123	$12.35	to	$12.73	$ 1,540	2.04%	0.75%	to	1.20%	-2.29%	to	-1.85%
2010	160	$12.64	to	$12.97	$ 2,046	1.74%	0.75%	to	1.20%	10.97%	to	11.52%
2009	202	$11.39	to	$11.63	$ 2,321	1.91%	0.75%	to	1.20%	21.30%	to	21.78%
ING Invesco Equity and Income Portfolio - Service Class
2013	15,145	$12.34	to	$20.83	$ 242,782	1.29%	0.75%	to	2.35%	21.64%	to	23.71%
2012	13,440	$10.11	to	$16.88	$ 176,309	1.91%	0.75%	to	2.60%	9.51%	to	11.63%
2011	14,689	$9.18	to	$15.16	$ 174,083	1.91%	0.75%	to	2.60%	-3.83%	to	-2.06%
2010	16,986	$9.50	to	$15.52	$ 207,495	1.64%	0.75%	to	2.60%	9.13%	to	11.22%
2009	17,055	$8.66	to	$13.99	$ 189,556	1.66%	0.75%	to	2.60%	19.14%	to	21.49%

129

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2013	13,131	$15.14	to	$28.58	$ 244,250	0.65%	0.75%	to	2.35%	28.52%	to	30.56%
2012	11,668	$11.78	to	$21.89	$ 168,040	0.77%	0.75%	to	2.35%	17.21%	to	19.10%
2011	10,281	$10.05	to	$18.38	$ 125,814	0.84%	0.75%	to	2.35%	-0.59%	to	1.10%
2010	9,712	$10.11	to	$18.18	$ 121,321	0.90%	0.75%	to	2.45%	19.98%	to	22.01%
2009	6,384	$8.42	to	$14.90	$ 67,915	1.46%	0.75%	to	2.55%	22.50%	to	24.69%
ING Oppenheimer Global Portfolio - Initial Class
2013	260	$17.57	to	$19.62	$ 4,929	1.32%	0.75%	to	2.00%	24.52%	to	26.17%
2012	317	$14.11	to	$15.55	$ 4,775	1.31%	0.75%	to	2.00%	19.27%	to	20.73%
2011	389	$11.83	to	$12.88	$ 4,872	1.46%	0.75%	to	2.00%	-9.97%	to	-8.78%
2010	492	$13.07	to	$14.12	$ 6,776	1.56%	0.75%	to	2.10%	13.65%	to	15.17%
2009	618	$11.50	to	$12.26	$ 7,415	2.34%	0.75%	to	2.10%	36.74%	to	38.53%
ING Oppenheimer Global Portfolio - Service Class
2013	9,113	$12.93	to	$23.74	$ 169,506	1.20%	0.75%	to	2.60%	23.52%	to	25.84%
2012	8,771	$10.36	to	$18.90	$ 130,891	1.00%	0.75%	to	2.60%	18.18%	to	20.49%
2011	9,333	$8.68	to	$15.74	$ 116,446	1.32%	0.75%	to	2.60%	-10.74%	to	-9.12%
2010	8,943	$9.62	to	$17.35	$ 124,699	1.37%	0.75%	to	2.60%	12.82%	to	14.95%
2009	10,171	$8.44	to	$15.14	$ 124,376	2.14%	0.75%	to	2.60%	35.73%	to	38.33%
ING PIMCO Total Return Portfolio - Service Class
2013	293	$14.28	to	$16.49	$ 4,426	3.14%	0.75%	to	1.35%	-3.19%	to	-2.66%
2012	338	$14.75	to	$16.94	$ 5,259	3.01%	0.75%	to	1.35%	6.42%	to	7.08%
2011	430	$13.86	to	$15.82	$ 6,250	2.89%	0.75%	to	1.35%	1.84%	to	2.46%
2010	556	$13.61	to	$15.44	$ 7,923	3.19%	0.75%	to	1.35%	6.16%	to	6.78%
2009	718	$12.82	to	$14.46	$ 9,629	3.45%	0.75%	to	1.35%	11.09%	to	11.75%
ING Solution 2015 Portfolio - Service Class
2013	1,089	$13.33	to	$14.05	$ 14,906	3.13%	0.75%	to	1.35%	7.67%	to	8.33%
2012	1,215	$12.38	to	$12.97	$ 15,403	4.12%	0.75%	to	1.35%	9.95%	to	10.57%
2011	1,306	$11.26	to	$11.73	$ 15,011	3.15%	0.75%	to	1.35%	-2.09%	to	-1.43%
2010	1,520	$11.50	to	$11.90	$ 17,776	2.21%	0.75%	to	1.35%	9.73%	to	10.39%
2009	1,596	$10.48	to	$10.78	$ 16,960	3.91%	0.75%	to	1.35%	20.74%	to	21.40%

130

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2025 Portfolio - Service Class
2013	1,227	$13.94	to	$14.69	$ 17,579	2.21%	0.75%	to	1.35%	14.73%	to	15.40%
2012	1,318	$12.15	to	$12.73	$ 16,392	2.73%	0.75%	to	1.35%	11.88%	to	12.65%
2011	1,479	$10.86	to	$11.30	$ 16,403	2.09%	0.75%	to	1.35%	-4.40%	to	-3.83%
2010	1,598	$11.36	to	$11.75	$ 18,481	1.57%	0.75%	to	1.35%	12.25%	to	12.87%
2009	1,640	$10.12	to	$10.41	$ 16,849	3.52%	0.75%	to	1.35%	24.17%	to	24.82%
ING Solution 2035 Portfolio - Service Class
2013	647	$14.59	to	$15.38	$ 9,672	1.88%	0.75%	to	1.35%	18.71%	to	19.50%
2012	749	$12.29	to	$12.87	$ 9,408	2.26%	0.75%	to	1.35%	13.59%	to	14.20%
2011	887	$10.82	to	$11.27	$ 9,777	1.62%	0.75%	to	1.35%	-5.91%	to	-5.29%
2010	955	$11.50	to	$11.90	$ 11,158	1.23%	0.75%	to	1.35%	12.97%	to	13.66%
2009	1,070	$10.18	to	$10.47	$ 11,035	2.91%	0.75%	to	1.35%	26.62%	to	27.37%
ING Solution 2045 Portfolio - Service Class
2013	84	$14.95	to	$15.76	$ 1,278	1.64%	0.75%	to	1.35%	21.74%	to	22.55%
2012	103	$12.28	to	$12.86	$ 1,283	1.82%	0.75%	to	1.35%	13.91%	to	14.51%
2011	104	$10.78	to	$11.23	$ 1,131	1.17%	0.75%	to	1.35%	-6.42%	to	-5.79%
2010	109	$11.52	to	$11.92	$ 1,270	0.90%	0.75%	to	1.35%	13.61%	to	14.29%
2009	135	$10.14	to	$10.43	$ 1,384	2.15%	0.75%	to	1.35%	28.03%	to	28.77%
ING Solution Income Portfolio - Service Class
2013	460	$13.16	to	$13.87	$ 6,221	3.29%	0.75%	to	1.35%	5.53%	to	6.12%
2012	460	$12.47	to	$13.07	$ 5,875	4.51%	0.75%	to	1.35%	8.25%	to	9.01%
2011	515	$11.52	to	$11.99	$ 6,055	4.06%	0.75%	to	1.35%	-0.95%	to	-0.42%
2010	574	$11.63	to	$12.04	$ 6,790	3.21%	0.75%	to	1.35%	8.09%	to	8.76%
2009	635	$10.76	to	$11.07	$ 6,919	5.25%	0.75%	to	1.35%	15.57%	to	16.28%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2013	347	$20.31	to	$25.25	$ 8,538	0.16%	0.75%	to	1.35%	32.93%	to	33.69%
2012	459	$15.24	to	$18.93	$ 8,501	0.24%	0.75%	to	1.35%	14.29%	to	15.02%
2011	576	$13.30	to	$16.50	$ 9,331	0.12%	0.75%	to	1.35%	-5.21%	to	-4.64%
2010	694	$13.99	to	$17.34	$ 11,833	0.07%	0.75%	to	1.35%	26.40%	to	27.20%
2009	680	$11.04	to	$13.67	$ 9,112	0.31%	0.75%	to	1.35%	44.07%	to	44.90%

131

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Service Class
2013	17,930	$13.66	to	$23.37	$ 258,344	0.02%	0.75%	to	2.35%	35.65%	to	37.84%
2012	14,940	$10.07	to	$16.99	$ 158,174	-	0.75%	to	2.35%	15.88%	to	17.76%
2011	11,616	$8.69	to	$14.47	$ 105,828	-	0.75%	to	2.35%	-3.66%	to	-2.11%
2010	11,556	$8.93	to	$14.81	$ 108,925	0.03%	0.75%	to	2.60%	13.47%	to	15.78%
2009	11,877	$7.87	to	$12.83	$ 97,640	0.01%	0.75%	to	2.60%	39.05%	to	41.41%
ING Templeton Foreign Equity Portfolio - Service Class
2013	55,425	$9.68	to	$13.64	$ 667,777	1.32%	0.75%	to	2.35%	17.09%	to	18.99%
2012	59,624	$8.23	to	$11.48	$ 609,649	2.09%	0.75%	to	2.60%	15.92%	to	17.85%
2011	21,745	$7.08	to	$9.78	$ 190,490	1.75%	0.75%	to	2.35%	-14.34%	to	-12.95%
2010	25,636	$8.22	to	$11.25	$ 260,443	2.06%	0.75%	to	2.60%	5.73%	to	7.77%
2009	25,327	$7.67	to	$10.46	$ 241,228	-	0.75%	to	2.60%	28.47%	to	31.00%
ING Strategic Allocation Conservative Portfolio - Class S
2013	126	$17.32	to	$18.26	$ 2,250	1.94%	0.75%	to	1.35%	10.25%	to	10.94%
2012	97	$15.71	to	$16.46	$ 1,560	2.46%	0.75%	to	1.35%	10.48%	to	11.14%
2011	88	$14.22	to	$14.81	$ 1,286	3.65%	0.75%	to	1.35%	0.14%	to	0.82%
2010	100	$14.20	to	$14.69	$ 1,451	4.21%	0.75%	to	1.35%	9.48%	to	10.04%
2009	102	$12.97	to	$13.35	$ 1,353	8.24%	0.75%	to	1.35%	16.11%	to	16.90%
ING Strategic Allocation Growth Portfolio - Class S
2013	28	$20.07	to	$21.16	$ 566	1.49%	0.75%	to	1.35%	20.47%	to	21.19%
2012	30	$16.66	to	$17.46	$ 505	1.04%	0.75%	to	1.35%	13.10%	to	13.89%
2011	31	$14.73	to	$15.33	$ 460	2.64%	0.75%	to	1.35%	-4.41%	to	-3.89%
2010	39	$15.41	to	$15.95	$ 601	3.36%	0.75%	to	1.35%	11.26%	to	11.93%
2009	42	$13.85	to	$14.25	$ 589	9.26%	0.75%	to	1.35%	23.22%	to	24.02%
ING Strategic Allocation Moderate Portfolio - Class S
2013	74	$18.57	to	$19.57	$ 1,403	1.80%	0.75%	to	1.35%	14.70%	to	15.39%
2012	63	$16.19	to	$16.96	$ 1,042	1.69%	0.75%	to	1.35%	11.89%	to	12.54%
2011	66	$14.47	to	$15.07	$ 973	2.75%	0.75%	to	1.35%	-2.23%	to	-1.63%
2010	51	$14.80	to	$15.32	$ 775	4.19%	0.75%	to	1.35%	10.20%	to	10.93%
2009	48	$13.43	to	$13.81	$ 657	7.97%	0.75%	to	1.35%	19.91%	to	20.51%

132

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class A
2013	97,739	$13.55	to	$14.22	$ 1,349,848	0.87%	0.75%	to	2.35%	27.11%	to	29.16%
2012	110,959	$10.66	to	$11.01	$ 1,198,252	1.39%	0.75%	to	2.35%	12.45%	to	14.33%
2011	123,527	$9.46	to	$9.63	$ 1,177,999	(c)	0.75%	to	2.60%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Growth and Income Portfolio - Class I
2013	78	$11.81	to	$12.92	$ 937	2.20%	0.95%	to	2.00%	28.77%	to	29.07%
2012	7	$9.94	to	$10.01	$ 65	1.41%	1.25%	to	1.40%	14.25%	to	14.27%
2011	9	$8.70	to	$8.76	$ 77	1.05%	1.25%	to	1.40%	-1.69%	to	-1.46%
2010	13	$8.85	to	$8.89	$ 114	0.90%	1.25%	to	1.40%	12.45%	to	12.67%
2009	14	$7.87	to	$7.89	$ 109	1.01%	1.25%	to	1.40%	28.50%	to	28.59%
ING Growth and Income Portfolio - Class S
2013	62,008	$11.69	to	$22.06	$ 770,429	1.05%	0.75%	to	2.60%	26.93%	to	29.38%
2012	72,404	$9.21	to	$17.05	$ 701,221	1.56%	0.50%	to	2.60%	12.45%	to	14.86%
2011	84,838	$8.19	to	$14.88	$ 724,196	1.47%	0.50%	to	2.60%	-3.08%	to	-1.00%
2010	51,286	$8.45	to	$15.07	$ 449,666	0.79%	0.50%	to	2.60%	10.89%	to	13.28%
2009	57,953	$7.62	to	$13.34	$ 453,859	1.45%	0.50%	to	2.60%	26.58%	to	29.34%
ING GET U.S. Core Portfolio - Series 14
2013	1,858	$9.80	to	$10.56	$ 19,220	2.98%	1.45%	to	2.50%	-2.87%	to	-1.77%
2012	2,252	$10.09	to	$10.75	$ 23,800	2.77%	1.45%	to	2.50%	-2.61%	to	-1.65%
2011	2,709	$10.36	to	$10.93	$ 29,164	3.07%	1.45%	to	2.50%	0.58%	to	1.67%
2010	3,418	$10.30	to	$10.75	$ 36,259	3.84%	1.45%	to	2.50%	4.24%	to	5.39%
2009	4,490	$9.72	to	$10.20	$ 45,358	3.95%	1.45%	to	3.05%	-3.76%	to	-2.30%
ING Euro STOXX 50® Index Portfolio - Class A
2013	3,391	$10.23	to	$10.86	$ 35,414	2.00%	0.95%	to	2.35%	22.55%	to	24.26%
2012	1,036	$8.38	to	$8.74	$ 8,828	2.58%	0.95%	to	2.25%	19.18%	to	20.75%
2011	415	$7.03	to	$7.24	$ 2,955	14.38%	0.95%	to	2.25%	-19.20%	to	-18.12%
2010	541	$8.69	to	$8.83	$ 4,739	0.22%	1.00%	to	2.35%	-11.13%	to	-10.18%
2009	62	$9.79	to	$9.82	$ 608	(a)	1.15%	to	2.25%		(a)

133

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FTSE 100 Index® Portfolio - Class A
2013	379	$13.31	to	$14.14	$ 5,170	4.39%	0.95%	to	2.35%	16.04%	to	17.74%
2012	193	$11.47	to	$12.01	$ 2,261	2.59%	0.95%	to	2.35%	12.56%	to	14.16%
2011	222	$10.19	to	$10.52	$ 2,300	4.95%	0.95%	to	2.35%	-6.43%	to	-5.06%
2010	328	$10.89	to	$11.07	$ 3,595	0.28%	1.00%	to	2.35%	6.44%	to	7.59%
2009	74	$10.24	to	$10.27	$ 755	(a)	1.15%	to	2.25%		(a)
ING Global Value Advantage Portfolio
2013	18,226	$9.25	to	$10.19	$ 175,466	3.54%	0.75%	to	2.35%	10.91%	to	12.85%
2012	20,465	$8.34	to	$9.03	$ 176,328	4.00%	0.75%	to	2.35%	12.40%	to	14.16%
2011	22,299	$7.42	to	$7.91	$ 169,736	3.21%	0.75%	to	2.35%	-6.08%	to	-4.58%
2010	24,986	$7.89	to	$8.29	$ 201,282	3.31%	0.75%	to	2.35%	3.39%	to	5.07%
2009	27,525	$7.61	to	$7.89	$ 213,033	-	0.75%	to	2.35%	26.91%	to	28.92%
ING Hang Seng Index Portfolio - Class S
2013	2,793	$13.69	to	$14.64	$ 39,381	4.23%	0.95%	to	2.35%	1.41%	to	2.88%
2012	3,815	$13.50	to	$14.23	$ 52,710	1.03%	0.95%	to	2.35%	25.35%	to	27.17%
2011	4,031	$10.77	to	$11.19	$ 44,179	2.58%	0.95%	to	2.35%	-20.34%	to	-19.21%
2010	5,992	$13.52	to	$13.85	$ 81,884	0.06%	0.95%	to	2.35%	5.05%	to	6.54%
2009	3,225	$12.87	to	$13.00	$ 41,686	(a)	0.95%	to	2.35%		(a)
ING Index Plus LargeCap Portfolio - Class S
2013	9,282	$12.29	to	$19.03	$ 130,749	1.61%	0.75%	to	2.35%	29.50%	to	31.66%
2012	11,145	$9.46	to	$14.49	$ 120,472	1.38%	0.75%	to	2.60%	11.15%	to	13.27%
2011	13,071	$8.46	to	$12.83	$ 125,981	1.62%	0.75%	to	2.60%	-2.98%	to	-1.05%
2010	16,416	$8.66	to	$13.00	$ 161,332	1.70%	0.75%	to	2.60%	10.77%	to	12.77%
2009	19,841	$7.78	to	$11.56	$ 174,337	2.75%	0.75%	to	2.60%	19.74%	to	21.99%
ING Index Plus MidCap Portfolio - Class S
2013	6,314	$14.16	to	$24.60	$ 124,289	0.93%	0.75%	to	2.60%	30.67%	to	33.22%
2012	7,243	$10.77	to	$18.51	$ 108,177	0.65%	0.75%	to	2.60%	14.39%	to	16.52%
2011	8,310	$9.36	to	$15.93	$ 107,721	0.58%	0.75%	to	2.60%	-4.01%	to	-2.15%
2010	9,825	$9.69	to	$16.32	$ 131,427	0.85%	0.75%	to	2.60%	18.48%	to	20.73%
2009	11,403	$8.13	to	$13.56	$ 127,725	1.34%	0.75%	to	2.60%	28.07%	to	30.42%

134

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus SmallCap Portfolio - Class S
2013	5,262	$13.63	to	$24.12	$ 99,365	0.76%	0.75%	to	2.60%	38.66%	to	41.22%
2012	6,026	$9.78	to	$17.08	$ 81,420	0.29%	0.75%	to	2.60%	9.19%	to	11.34%
2011	6,798	$8.90	to	$15.37	$ 83,478	0.60%	0.75%	to	2.60%	-3.53%	to	-1.73%
2010	7,901	$9.17	to	$15.68	$ 99,899	0.49%	0.75%	to	2.60%	19.20%	to	21.57%
2009	8,979	$7.64	to	$12.93	$ 94,468	1.41%	0.75%	to	2.60%	21.34%	to	23.58%
ING International Index Portfolio - Class S
2013	6,821	$9.22	to	$18.35	$ 66,035	2.08%	0.75%	to	2.35%	18.36%	to	20.17%
2012	5,493	$7.79	to	$15.27	$ 45,019	2.61%	0.75%	to	2.35%	15.58%	to	17.64%
2011	5,593	$6.74	to	$12.98	$ 39,488	2.67%	0.75%	to	2.35%	-14.47%	to	-13.12%
2010	7,945	$7.82	to	$14.94	$ 65,044	3.38%	0.75%	to	2.60%	4.83%	to	6.79%
2009	8,995	$7.46	to	$13.99	$ 69,588	-	0.75%	to	2.60%	24.42%	to	26.32%
ING Japan TOPIX Index® Portfolio - Class A
2013	1,103	$11.78	to	$12.51	$ 13,312	2.31%	0.95%	to	2.35%	21.82%	to	23.62%
2012	475	$9.67	to	$10.12	$ 4,664	0.73%	0.95%	to	2.35%	5.11%	to	6.64%
2011	1,025	$9.20	to	$9.49	$ 9,567	1.85%	0.95%	to	2.35%	-15.75%	to	-14.58%
2010	770	$10.92	to	$11.11	$ 8,463	0.07%	0.95%	to	2.35%	10.98%	to	12.46%
2009	33	$9.84	to	$9.87	$ 324	(a)	1.00%	to	2.35%		(a)
ING Russell™ Large Cap Growth Index Portfolio - Class S
2013	9,043	$19.85	to	$21.76	$ 187,827	1.19%	0.75%	to	2.35%	28.59%	to	30.69%
2012	9,520	$15.23	to	$16.65	$ 152,860	1.08%	0.75%	to	2.35%	11.61%	to	13.42%
2011	10,214	$13.34	to	$14.68	$ 146,033	1.00%	0.75%	to	2.35%	1.45%	to	3.16%
2010	10,188	$13.02	to	$14.23	$ 142,575	0.54%	0.75%	to	2.35%	9.84%	to	11.61%
2009	11,210	$11.73	to	$12.75	$ 141,894	(a)	0.75%	to	2.55%		(a)
ING Russell™ Large Cap Index Portfolio - Class S
2013	30,100	$12.70	to	$21.64	$ 397,456	1.43%	0.80%	to	2.35%	28.80%	to	30.67%
2012	32,375	$9.86	to	$16.57	$ 330,009	2.26%	0.80%	to	2.35%	12.56%	to	14.38%
2011	33,016	$8.68	to	$14.51	$ 296,967	1.43%	0.80%	to	2.60%	-0.57%	to	1.32%
2010	39,726	$8.73	to	$14.33	$ 355,951	3.29%	0.80%	to	2.60%	9.13%	to	11.17%
2009	45,756	$8.00	to	$12.91	$ 372,497	-	0.80%	to	2.60%	20.57%	to	22.44%

135

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio - Class S
2013	4,330	$19.24	to	$20.58	$ 85,774	1.48%	0.95%	to	2.35%	28.35%	to	30.17%
2012	4,034	$14.99	to	$15.81	$ 61,922	1.35%	0.95%	to	2.35%	13.22%	to	14.90%
2011	2,887	$13.24	to	$13.76	$ 38,950	1.41%	0.95%	to	2.35%	-1.78%	to	-0.43%
2010	2,581	$13.42	to	$13.82	$ 35,226	1.65%	0.95%	to	2.60%	8.23%	to	10.12%
2009	1,922	$12.40	to	$12.55	$ 24,005	(a)	0.95%	to	2.60%		(a)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2013	12,722	$22.51	to	$24.13	$ 295,192	0.75%	0.90%	to	2.35%	31.79%	to	33.68%
2012	14,090	$17.08	to	$18.05	$ 246,554	0.36%	0.90%	to	2.35%	12.74%	to	14.46%
2011	15,771	$15.04	to	$15.77	$ 243,092	0.44%	0.90%	to	2.60%	-4.75%	to	-3.07%
2010	18,579	$15.79	to	$16.27	$ 297,977	0.29%	0.90%	to	2.60%	22.59%	to	24.77%
2009	19,157	$12.88	to	$13.04	$ 248,368	(a)	0.90%	to	2.60%		(a)
ING Russell™ Mid Cap Index Portfolio - Class S
2013	12,697	$14.43	to	$15.66	$ 189,802	1.00%	0.95%	to	2.35%	30.71%	to	32.60%
2012	10,856	$11.04	to	$11.81	$ 123,542	0.93%	0.95%	to	2.35%	13.93%	to	15.56%
2011	10,358	$9.69	to	$10.22	$ 102,824	1.16%	0.95%	to	2.35%	-4.34%	to	-2.94%
2010	11,716	$10.13	to	$10.53	$ 120,857	0.51%	0.95%	to	2.35%	21.90%	to	23.74%
2009	10,132	$8.30	to	$8.51	$ 85,119	-	0.95%	to	2.40%	36.45%	to	38.37%
ING Russell™ Small Cap Index Portfolio - Class S
2013	16,268	$15.04	to	$16.37	$ 253,638	1.07%	0.90%	to	2.35%	35.13%	to	37.22%
2012	13,186	$11.13	to	$11.93	$ 151,300	0.68%	0.90%	to	2.35%	13.11%	to	14.71%
2011	13,508	$9.84	to	$10.40	$ 136,076	0.79%	0.90%	to	2.35%	-6.37%	to	-5.02%
2010	16,262	$10.51	to	$10.95	$ 174,052	0.44%	0.80%	to	2.35%	23.07%	to	25.00%
2009	13,275	$8.54	to	$8.76	$ 114,700	-	0.90%	to	2.35%	23.41%	to	25.32%
ING Small Company Portfolio - Class S
2013	6,326	$15.20	to	$27.34	$ 102,570	0.29%	0.75%	to	2.35%	34.16%	to	36.34%
2012	6,827	$11.33	to	$20.10	$ 82,209	0.15%	0.75%	to	2.35%	11.63%	to	13.40%
2011	8,403	$10.15	to	$17.77	$ 89,892	0.23%	0.75%	to	2.35%	-4.96%	to	-3.42%
2010	9,114	$10.65	to	$18.44	$ 102,443	0.32%	0.75%	to	2.35%	21.09%	to	23.07%
2009	8,151	$8.82	to	$15.02	$ 75,533	0.54%	0.75%	to	2.35%	24.23%	to	26.28%

136

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Bond Index Portfolio - Class S
2013	16,310	$10.83	to	$11.98	$ 183,572	1.59%	0.75%	to	2.35%	-5.00%	to	-3.57%
2012	20,537	$11.27	to	$12.44	$ 241,724	1.85%	0.75%	to	2.60%	0.90%	to	2.84%
2011	25,756	$11.17	to	$12.12	$ 297,554	1.93%	0.75%	to	2.60%	4.20%	to	6.11%
2010	21,158	$10.72	to	$11.43	$ 232,631	2.46%	0.75%	to	2.60%	3.18%	to	5.12%
2009	23,840	$10.39	to	$10.89	$ 251,758	2.45%	0.75%	to	2.60%	2.77%	to	4.78%
ING International Value Portfolio - Class S
2013	397	$16.42	to	$18.46	$ 7,159	2.33%	0.75%	to	1.35%	19.30%	to	19.96%
2012	457	$13.73	to	$15.43	$ 6,905	2.35%	0.75%	to	1.35%	17.39%	to	18.11%
2011	519	$11.67	to	$13.09	$ 6,655	2.35%	0.75%	to	1.35%	-16.11%	to	-15.57%
2010	620	$13.88	to	$15.55	$ 9,445	1.72%	0.75%	to	1.35%	1.00%	to	1.56%
2009	713	$13.71	to	$15.35	$ 10,718	1.54%	0.75%	to	1.35%	24.38%	to	25.22%
ING MidCap Opportunities Portfolio - Class S
2013	33,947	$15.00	to	$29.61	$ 560,431	-	0.75%	to	2.35%	28.62%	to	30.67%
2012	27,450	$11.65	to	$22.71	$ 349,367	0.41%	0.50%	to	2.35%	11.26%	to	13.37%
2011	31,078	$10.46	to	$20.14	$ 353,299	-	0.50%	to	2.35%	-3.14%	to	-1.33%
2010	34,369	$10.79	to	$20.50	$ 399,457	0.49%	0.50%	to	2.60%	26.91%	to	29.39%
2009	32,727	$8.49	to	$15.94	$ 297,130	0.12%	0.50%	to	2.35%	37.78%	to	40.23%
ING SmallCap Opportunities Portfolio - Class S
2013	4,595	$13.12	to	$29.06	$ 67,639	-	0.75%	to	2.35%	35.45%	to	37.75%
2012	5,427	$9.67	to	$21.16	$ 58,278	-	0.75%	to	2.35%	12.20%	to	14.02%
2011	6,239	$8.61	to	$18.60	$ 58,855	-	0.75%	to	2.35%	-1.79%	to	-0.20%
2010	7,156	$8.76	to	$18.69	$ 68,086	-	0.75%	to	2.35%	28.98%	to	31.14%
2009	8,154	$6.79	to	$14.29	$ 59,441	-	0.75%	to	2.35%	27.54%	to	29.65%
ClearBridge Variable Large Cap Value Portfolio - Class I
2013	7	$12.69	to	$12.82	$ 88	1.24%	1.25%	to	1.40%	30.56%	to	30.68%
2012	8	$9.72	to	$9.81	$ 73	2.70%	1.25%	to	1.40%	14.76%	to	15.01%
2011	9	$8.47	to	$8.53	$ 75	2.61%	1.25%	to	1.40%	3.55%	to	3.65%
2010	10	$8.18	to	$8.23	$ 78	2.53%	1.25%	to	1.40%	7.92%	to	8.15%
2009	11	$7.58	to	$7.61	$ 80	1.31%	1.25%	to	1.40%	22.85%	to	22.94%

137

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Western Asset Variable High Income Portfolio
2013	3		$26.75		$ 70	7.41%		1.40%			7.69%
2012	3		$24.84		$ 65	7.35%		1.40%			16.18%
2011	3		$21.38		$ 71	8.39%		1.40%			0.99%
2010	3	$21.17	to	$21.68	$ 72	9.33%	1.25%	to	1.40%	14.99%	to	15.20%
2009	4	$18.41	to	$18.82	$ 78	12.40%	1.25%	to	1.40%	57.75%	to	57.89%
Oppenheimer Main Street Small Cap Fund®/VA - Service Class
2013	72	$28.92	to	$30.48	$ 2,150	0.66%	0.75%	to	1.35%	38.71%	to	39.56%
2012	69	$20.85	to	$21.84	$ 1,478	0.34%	0.75%	to	1.35%	16.09%	to	16.79%
2011	78	$17.96	to	$18.70	$ 1,442	0.42%	0.75%	to	1.35%	-3.70%	to	-3.11%
2010	97	$18.65	to	$19.30	$ 1,859	0.40%	0.75%	to	1.35%	21.42%	to	22.15%
2009	102	$15.36	to	$15.80	$ 1,600	0.50%	0.75%	to	1.35%	34.97%	to	35.86%
PIMCO Real Return Portfolio - Administrative Class
2013	619	$13.12	to	$13.83	$ 8,362	1.32%	0.75%	to	1.35%	-10.44%	to	-9.90%
2012	986	$14.65	to	$15.35	$ 14,814	1.06%	0.75%	to	1.35%	7.33%	to	7.95%
2011	929	$13.65	to	$14.22	$ 12,983	4.88%	0.75%	to	1.35%	10.17%	to	10.83%
2010	985	$12.39	to	$12.83	$ 12,463	1.47%	0.75%	to	1.35%	6.63%	to	7.27%
2009	949	$11.62	to	$11.96	$ 11,216	2.94%	0.75%	to	1.35%	16.78%	to	17.49%
Pioneer Equity Income VCT Portfolio - Class II
2013	692	$19.00	to	$21.83	$ 14,814	2.37%	0.75%	to	1.35%	27.13%	to	27.85%
2012	801	$14.91	to	$17.11	$ 13,428	3.72%	0.75%	to	1.35%	8.45%	to	9.15%
2011	955	$13.71	to	$15.72	$ 14,738	2.01%	0.75%	to	1.35%	4.38%	to	5.03%
2010	1,063	$13.11	to	$15.01	$ 15,665	1.99%	0.75%	to	1.35%	17.62%	to	18.27%
2009	1,206	$11.12	to	$12.72	$ 15,029	3.01%	0.75%	to	1.35%	12.29%	to	13.04%
ProFund VP Bull
2013	1,062	$10.90	to	$14.07	$ 12,351	1.13%	0.95%	to	2.25%	26.74%	to	28.51%
2012	1,228	$8.60	to	$10.95	$ 11,201	-	0.95%	to	2.25%	11.40%	to	12.82%
2011	1,471	$7.72	to	$10.92	$ 12,013	-	0.95%	to	2.25%	-2.28%	to	-0.89%
2010	1,815	$7.90	to	$11.12	$ 15,111	0.12%	0.95%	to	2.25%	10.03%	to	11.48%
2009	2,036	$7.18	to	$10.05	$ 15,316	0.65%	0.95%	to	2.25%	21.49%	to	23.28%

138

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ProFund VP Europe 30
2013	573	$10.53	to	$12.45	$ 6,458	1.44%	0.95%	to	2.35%	18.71%	to	20.52%
2012	713	$8.86	to	$10.33	$ 6,719	3.31%	0.95%	to	2.35%	13.85%	to	15.42%
2011	844	$7.77	to	$8.95	$ 6,949	1.04%	0.95%	to	2.35%	-10.98%	to	-9.69%
2010	1,006	$8.72	to	$13.52	$ 9,261	1.57%	0.95%	to	2.35%	0.21%	to	1.64%
2009	1,144	$8.70	to	$13.41	$ 10,444	2.60%	0.95%	to	2.35%	29.26%	to	31.05%
ProFund VP Rising Rates Opportunity
2013	1,686	$2.97	to	$3.68	$ 5,347	-	0.95%	to	2.35%	13.79%	to	15.59%
2012	1,866	$2.61	to	$3.23	$ 5,177	-	0.95%	to	2.35%	-9.12%	to	-8.01%
2011	1,897	$2.87	to	$3.55	$ 5,755	-	0.95%	to	2.35%	-38.96%	to	-38.03%
2010	2,136	$4.70	to	$5.80	$ 10,541	-	0.95%	to	2.60%	-18.20%	to	-16.72%
2009	2,393	$5.72	to	$7.07	$ 14,303	0.55%	0.95%	to	2.60%	28.82%	to	30.95%
Wells Fargo Advantage VT Omega Growth Fund - Class 2
2013	74	$18.69	to	$19.23	$ 1,401	0.16%	1.40%	to	2.20%	36.82%	to	37.95%
2012	82	$13.66	to	$13.94	$ 1,122	-	1.40%	to	2.20%	17.76%	to	18.74%
2011	106	$11.60	to	$11.74	$ 1,240	-	1.40%	to	2.20%	-7.64%	to	-6.90%
2010	118	$12.56	to	$12.61	$ 1,487	(b)	1.40%	to	2.20%		(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
2013	96	$13.95	to	$16.51	$ 1,560	1.67%	1.65%	to	2.20%	17.03%	to	17.68%
2012	104	$11.92	to	$14.36	$ 1,443	1.37%	1.40%	to	2.20%	10.58%	to	11.40%
2011	164	$10.78	to	$12.89	$ 2,052	3.04%	1.40%	to	2.20%	4.15%	to	5.05%
2010	180	$10.35	to	$12.27	$ 2,156	1.73%	1.40%	to	2.20%	10.70%	to	11.65%
2009	187	$9.35	to	$10.99	$ 2,009	1.85%	1.40%	to	2.20%	12.92%	to	13.89%
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
2013	48	$13.70	to	$16.72	$ 766	1.06%	1.65%	to	2.20%	27.44%	to	28.12%
2012	60	$10.75	to	$13.05	$ 747	1.50%	1.65%	to	2.20%	16.85%	to	17.57%
2011	67	$9.20	to	$11.10	$ 721	0.52%	1.65%	to	2.20%	-4.37%	to	-3.81%
2010	72	$9.62	to	$11.54	$ 807	0.73%	1.65%	to	2.20%	11.34%	to	11.93%
2009	55	$8.64	to	$10.31	$ 555	1.85%	1.65%	to	2.20%	14.29%	to	14.94%

139

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
2013	12	$22.18	to	$26.68	$ 315	-	1.65%	to 2.20%	46.98%	to 47.73%
2012	13	$15.09	to	$18.48	$ 233	-	1.40%	to 2.20%	5.45%	to 6.33%
2011	22	$14.31	to	$17.38	$ 361	-	1.40%	to 2.20%	-6.65%	to -5.90%
2010	24	$15.33	to	$18.47	$ 436	-	1.40%	to 2.20%	23.93%	to 24.97%
2009	32	$12.37	to	$14.78	$ 464	-	1.40%	to 2.20%	49.40%	to 50.51%
Wells Fargo Advantage VT Total Return Bond Fund
2013	46	$12.65	to	$14.21	$ 633	1.19%	1.40%	to 2.20%	-4.60%	to -3.79%
2012	50	$13.26	to	$14.77	$ 712	1.54%	1.40%	to 2.20%	3.76%	to 4.60%
2011	62	$12.78	to	$14.12	$ 849	2.60%	1.40%	to 2.20%	5.97%	to 6.81%
2010	84	$12.06	to	$13.22	$ 1,075	3.34%	1.40%	to 2.20%	4.69%	to 5.51%
2009	89	$11.52	to	$12.53	$ 1,080	4.46%	1.40%	to 2.20%	9.51%	to 10.49%

(a)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

140

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.

Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements as of December 31, 2013 and 2012 and for the Years Ended December 31, 2013,
2012 and 2011:
Balance Sheets as of December 31, 2013 and 2012	C-3
Statements of Operations for the years ended December 31, 2013, 2012 and 2011	C-5
Statements of Comprehensive Income for the years ended December 31, 2013, 2012 and 2011	C-6
Statements of Changes in Shareholder's Equity for the years ended December 31, 2013, 2012 and 2011	C-7
Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011	C-8
Notes to Financial Statements	C-10

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2013
and 2012, and the related statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA
Annuity and Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 27, 2014

C-2

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Balance Sheets
December 31, 2013 and 2012
(In millions, except per share data)

	December 31,
	2013	2012
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,244.6 at 2013
and $18,560.6 at 2012)	$ 21,105.9	$ 20,586.6
Fixed maturities, at fair value using the fair value option	385.0	326.7
Equity securities, available-for-sale, at fair value (cost of $3.8 at 2013 and $26.4 at
2012)	6.1	29.8
Short-term investments	567.0	2,686.6
Mortgage loans on real estate, net of valuation allowance of $1.1 at 2013 and $1.2 at
2012	2,837.3	2,835.0
Policy loans	94.9	101.8
Limited partnerships/corporations	133.2	166.9
Derivatives	342.4	1,381.3
Other investments	56.2	80.7
Securities pledged (amortized cost of $964.1 at 2013 and $684.7 at 2012)	959.2	714.0
Total investments	26,487.2	28,909.4
Cash and cash equivalents	398.0	295.6
Short-term investments under securities loan agreement, including collateral delivered	163.6	138.9
Accrued investment income	220.3	208.7
Receivable for securities sold	0.1	7.5
Premium receivable	26.3	30.9
Deposits and reinsurance recoverable	3,941.6	4,014.7
Deferred policy acquisition costs, Value of business acquired and Sales inducements to
contract owners	2,812.5	3,738.2
Due from affiliates	33.0	37.0
Current income tax recoverable from Parent	22.6	—
Deferred income taxes	51.3	—
Other assets	357.7	370.0
Assets held in separate accounts	42,008.3	39,799.1
Total assets	$ 76,522.5	$ 77,550.0

The accompanying notes are an integral part of these Financial Statements.

C-3

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Balance Sheets
December 31, 2013 and 2012
(In millions, except per share data)
	As of December 31,
	2013	2012

Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$ 25,412.8	$ 27,094.2
Payable for securities purchased	32.6	0.2
Payables under securities loan agreement, including collateral held	211.1	905.5
Long-term debt	435.0	435.0
Due to affiliates	60.1	64.1
Funds held under reinsurance treaties with affiliates	3,728.7	4,082.9
Derivatives	731.9	798.6
Current income tax payable to Parent	—	22.6
Deferred income taxes	—	32.9
Other liabilities	169.7	182.8
Liabilities related to separate accounts	42,008.3	39,799.1
Total liabilities	72,790.2	73,417.9

Shareholder's equity:
Common stock (250,000 shares authorized, issued and outstanding;
$10 par value per share)	2.5	2.5
Additional paid-in capital	5,525.6	5,755.5
Accumulated other comprehensive income (loss)	481.2	634.2
Retained earnings (deficit)	(2,277.0)	(2,260.1)
Total shareholder's equity	3,732.3	4,132.1
Total liabilities and shareholder's equity	$ 76,522.5	$ 77,550.0

The accompanying notes are an integral part of these Financial Statements.

C-4

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Operations
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Revenues:
Net investment income	$ 1,267.2	$ 1,285.5	$ 1,409.3
Fee income	839.7	810.9	871.5
Premiums	436.3	459.0	456.2
Net realized capital gains (losses):
Total other-than-temporary impairments	(12.1)	(27.9)	(201.5)
Less: Portion of other-than-temporary impairments recognized in
Other comprehensive income (loss)	(1.8)	(9.4)	(21.1)
Net other-than-temporary impairments recognized in earnings	(10.3)	(18.5)	(180.4)
Other net realized capital gains (losses)	(2,205.5)	(1,355.6)	(776.6)
Total net realized capital gains (losses)	(2,215.8)	(1,374.1)	(957.0)
Other revenue	29.8	34.7	54.2
Total revenues	357.2	1,216.0	1,834.2
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	(1,855.4)	364.5	2,227.1
Operating expenses	462.3	444.3	447.3
Net amortization of deferred policy acquisition costs and value of
business acquired	1,522.4	343.7	(904.4)
Interest expense	28.2	30.9	31.7
Other expense	31.1	27.3	11.7
Total benefits and expenses	188.6	1,210.7	1,813.4
Income (loss) before income taxes	168.6	5.3	20.8
Income tax expense (benefit)	185.5	182.3	(131.3)
Net income (loss)	$ (16.9)	$ (177.0)	$ 152.1

The accompanying notes are an integral part of these Financial Statements.

C-5

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Comprehensive Income
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)
	Year Ended December 31,
	2013	2012	2011
Net income (loss)	$ (16.9)	$ (177.0)	$ 152.1
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(252.8)	514.6	(11.6)
Other-than-temporary impairments	17.7	12.7	29.0
Pension and other postretirement benefits liability	(0.2)	(0.2)	—
Other comprehensive income (loss), before tax	(235.3)	527.1	17.4
Income tax expense (benefit) related to items of other
comprehensive income (loss)	(82.3)	138.0	(72.9)
Other comprehensive income (loss), after tax	(153.0)	389.1	90.3

Comprehensive income (loss)	$ (169.9)	$ 212.1	$ 242.4

The accompanying notes are an integral part of these Financial Statements.

C-6

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)
			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2011	2.5	5,921.7	154.8	(2,235.2)	3,843.8
Comprehensive income (loss):
Net income (loss)	—	—	—	152.1	152.1
Other comprehensive income (loss), after tax	—	—	90.3	—	90.3
Total comprehensive income (loss)					242.4
Contribution of capital	—	44.0	—	—	44.0
Employee related benefits	—	5.9	—	—	5.9
Balance at December 31, 2011	$ 2.5	$ 5,971.6	$ 245.1	$ (2,083.1)	$ 4,136.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(177.0)	(177.0)
Other comprehensive income (loss), after tax	—	—	389.1	—	389.1
Total comprehensive income (loss)					212.1
Distribution of capital	—	(250.0)	—	—	(250.0)
Employee related benefits	—	33.9	—	—	33.9
Balance at December 31, 2012	$ 2.5	$ 5,755.5	$ 634.2	$ (2,260.1)	$ 4,132.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(16.9)	(16.9)
Other comprehensive income (loss), after tax	—	—	(153.0)	—	(153.0)
Total comprehensive income (loss)					(169.9)
Distribution of capital	—	(230.0)	—	—	(230.0)
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	$ 2.5	$ 5,525.6	$ 481.2	$ (2,277.0)	$ 3,732.3

The accompanying notes are an integral part of these Financial Statements.

C-7

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)
	Year Ended December 31,
	2013	2012	2011
Cash Flows from Operating Activities:
Net income (loss)	$ (16.9) $	(177.0) $	152.1
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of
business acquired and sales inducements	(126.9)	(137.6)	(159.1)
Net amortization of deferred policy acquisition costs, value of
business acquired and sales inducements	1,994.4	646.9	(1,366.2)
Net accretion/amortization of discount/premium	44.2	50.1	65.7
Future policy benefits, claims reserves and interest credited	290.3	575.8	1,461.6
Deferred income tax expense (benefit)	(1.9)	(66.5)	64.5
Net realized capital (gains) losses	2,215.8	1,374.1	957.0
Employee share-based payments	0.1	33.9	5.9
Change in:
Accrued investment income	(11.6)	24.6	0.1
Reinsurance recoverable	66.3	(37.8)	(728.1)
Other receivables and asset accruals	(11.3)	0.4	44.5
Other reinsurance asset	28.2	21.5	(0.5)
Due to/from affiliates	—	261.7	(262.1)
Income tax recoverable	(45.2)	226.6	(283.2)
Other payables and accruals	(367.3)	(1,393.8)	1,909.7
Other, net	(50.4)	12.8	(10.7)
Net cash provided by operating activities	4,007.8	1,415.7	1,851.2

The accompanying notes are an integral part of these Financial Statements.

C-8

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)
	Year Ended December 31,
	2013	2012	2011
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$ 6,647.7	$ 6,606.1	$ 5,400.7
Equity securities, available-for-sale	9.0	2.7	38.8
Mortgage loans on real estate	646.6	687.2	678.4
Limited partnerships/corporations	94.8	153.3	38.9
Acquisition of:
Fixed maturities	(8,771.0)	(4,757.0)	(5,483.6)
Equity securities, available-for-sale	(0.6)	(2.6)	(5.7)
Mortgage loans on real estate	(648.9)	(384.7)	(853.6)
Limited partnerships/corporations	(12.1)	(25.9)	(39.4)
Derivatives, net	(2,067.1)	(1,232.4)	(511.9)
Short-term investments, net	2,119.6	(285.7)	(1,458.0)
Loan-Dutch State obligation, net	—	651.5	185.7
Policy loans, net	6.9	10.2	10.1
Collateral (delivered) received, net	(719.1)	(54.5)	763.2
Other investments, net	22.0	—	—
Other, net	—	(0.1)	(1.3)
Net cash (used in) provided by investing activities	(2,672.2)	1,368.1	(1,237.7)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 7,432.8	$ 6,651.8	$ 6,363.2
Maturities and withdrawals from investment contracts	(8,868.9)	(9,638.8)	(7,170.1)
Reinsurance recoverable on investment contracts	432.9	91.7	(81.4)
Return of capital distribution	(230.0)	(250.0)	—
Short-term loans to affiliates, net	—	535.9	280.5
Capital contribution from parent	—	—	44.0
Net cash used in financing activities	(1,233.2)	(2,609.4)	(563.8)
Net increase in cash and cash equivalents	102.4	174.4	49.7
Cash and cash equivalents, beginning of year	295.6	121.2	71.5
Cash and cash equivalents, end of year	$ 398.0	$ 295.6	$ 121.2
Supplemental cash flow information:
Income taxes paid, net	$ 232.5	$ 40.0	$ 87.1
Interest paid	28.2	28.2	28.8

The accompanying notes are an integral part of these Financial Statements.

C-9

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

1. Business, Basis of Presentation and Significant Accounting Policies

Business

ING USA Annuity and Life Insurance Company ("ING USA" or "the Company") is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USAis authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

In 2009, ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with
American Depository Shares listed on the New York Stock Exchange, announced the anticipated separation of its global banking and insurance businesses, including the divestiture of ING U.S., Inc., which together with its subsidiaries, including the Company, constituted ING's U.S.-based retirement, investment management and insurance operations. On May 2, 2013, the common stock of ING U.S., Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013,
ING U.S., Inc. completed its initial public offering of common stock, including the issuance and sale by ING U.S., Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect, wholly owned subsidiary of ING Group and previously the sole stockholder of ING U.S., Inc., of 44,201,773 shares of outstanding common stock of ING U.S., Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of ING
U.S., Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of ING U.S., Inc. in a registered public offering, reducing ING Group's ownership of ING U.S., Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of ING U.S., Inc. in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and ING U.S., Inc., ING
U.S., Inc. acquired 7,255,853 shares of its common stock from ING Group (the "Direct Share Buyback") (the offering and the
Direct Share Buyback collectively, the "Transactions"). Upon completion of the Transactions, ING Group's ownership of ING
U.S., Inc. was reduced to approximately 43%.

ING USAis a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "the Parent"), which is a direct, wholly owned subsidiary of ING U.S., Inc.

On April 11, 2013, ING U.S., Inc. announced plans to rebrand as Voya Financial, and in January 2014, ING U.S., Inc. announced additional details regarding the operational and legal work associated with the rebranding. Based on current expectations, ING
U.S., Inc. will change its legal name to Voya Financial, Inc. in April 2014; and in May 2014 its Investment Management and
Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, ING U.S.’s remaining businesses will begin using the Voya Financial brand and all remaining ING U.S. legal entities that currently have names incorporating the
“ING” brand, including the Company, will change their names to reflect the Voya brand. ING U.S., Inc. anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

The Company offers various insurance products, including immediate and deferred fixed annuities. The Company's fixed annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and affiliated broker-dealers. The Company's primary annuity customers are individual consumers. The Company ceased new sales of retail variable annuity products in March of 2010, as part of a global business strategy and risk reduction plan. New amounts will continue to be deposited in ING USA variable annuities as add-on premiums to existing contracts. The Company has historically issued guaranteed investment contracts and funding agreements (collectively referred to as "GICs"), primarily to institutional investors and corporate benefit plans. In 2009, the Company made a strategic decision to run-off the assets and liabilities in the GIC business over time. New GIC contracts may be issued on a limited basis to replace maturing contracts.

The Company has one operating segment.

C-10

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial
Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and deferred sales inducements ("DSI"), valuation of investments and derivatives, impairments, income taxes and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-
for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss)
("AOCI") and presented net of related changes in DAC, VOBA, DSI and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out basis.

C-11

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired
(i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The
Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

TheCompanyrecordsanallowanceforprobablelossesincurredonnon-impairedloansonanaggregatebasis,ratherthanspecifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

C-12

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The
Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Other Investments: Other investments are comprised primarily of Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of stock based on the level of borrowings and other factors; the Company may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the cash collateral and invests in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Other-than-temporary Impairments

The Company periodically evaluates its available-for-sale investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.
In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

  When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based

C-13

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  Additional considerations are made when assessing the unique features that apply to certain structured securities such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.
  When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.
  The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount
(or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value.
Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

C-14

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the
Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

  Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).
  Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Balance
Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized immediately in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-
term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld arrangements that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. Embedded derivatives within coinsurance with funds withheld arrangements are reported with the host contract in Deposits and reinsurance recoverable or Funds held under reinsurance treaties with affiliates on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

C-15

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs, Value of Business Acquired and Deferred Sales Inducements

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. (See also "Sales Inducements" below.)

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life ("UL") and variable universal life ("VUL") contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness.
Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance
("unlocking").

Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC,
VOBA and DSI estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC, VOBA and DSI on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists.
If DAC, VOBA or DSI are not deemed recoverable from future gross profits, changes will be applied against the DAC, VOBA or
DSI balances before an additional reserve is established.

In assessing loss recognition related to DAC, VOBA and DSI, the Company must select an approach for aggregating different blocks of business in the loss recognition calculation. In the first quarter of 2013, the Company updated the aggregation approach used in assessment of such loss recognition. This change in estimate was due to certain organizational changes that commenced in the first quarter of 2013, which resulted in changes to how the Company manages the variable annuity business that is no longer actively marketed. As a result of this estimate change, the Company recognized loss recognition of $350.8 before taxes during the first quarter of 2013. This amount was recorded in the Statements of Operations as $306.0 to Net amortization of deferred policy acquisition costs and value of business acquired and $44.8 to Interest credited and other benefits to contract owners/policyholders, with a corresponding decrease in the Balance Sheets to Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

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ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Assumptions
Changes in assumptions can have a significant impact on DAC, VOBA and DSI balances, amortization rates and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products.
One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean").
The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include mortality and for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Sales Inducements

DSI represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts without sales inducements and are higher than the contract's expected ongoing crediting rates for periods after the inducement. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in Interest credited and other benefits to contract owners in the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews DSI to determine the recoverability of these balances.

For the years ended December 31, 2013, 2012 and 2011, the Company capitalized $27.4, $29.8 and $32.2, respectively, of sales inducements. For the years ended December 31, 2013, 2012 and 2011, the Company amortized $(472.0), $(303.1) and $461.8, respectively, of DSI.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Reserves also include estimates of unpaid claims, as well as claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the
Company's reserve levels and related results of operations.

Reserves for traditional life insurance contracts (term insurance, participating and non-participating whole life insurance and traditional group life insurance) and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums.Assumptions as to interest rates, mortality, expenses, and persistency are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Interest rates used to calculate the present value of these reserves ranged from 3.5% to 6.3%.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments.
Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.0%
to 7.5%.

C-17

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Although assumptions are "locked-in" upon the issuance of traditional life insurance contracts, certain accident and health insurance contracts and payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

  Account balances for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
  Account balances for universal life-type contracts, including VUL and indexed universal life contracts, are equal to cumulative deposits, less charges, withdrawals and account values released upon death, plus credited interest thereon.
  Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to
  8.0% for the years 2013, 2012 and 2011. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
  For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain universal life-type products and certain variable annuity guaranteed benefits. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Universal and Variable Life: Reserves for UL and VUL secondary guarantees and paid-up guarantees are calculated by estimating the expected value of death benefits payable and recognizing those benefits ratably over the accumulation period based on total expected assessments. The reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years. Assumptions used, such as the interest rate, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. Reserves for UL and VUL secondary guarantees and paid up guarantees are recorded in Future policy benefits and contract owner account balances on the
Balance Sheets.

The Company also calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates consistent with the DAC model for the period. The calculated reserve includes a provision for UL contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years. Additional reserves are recorded in Future policy benefits and contract owner account balances.

GMDB and GMIB: Reserves for annuity guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits
("GMIB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500
Index. In addition, the reserve for the GMIB incorporates assumptions for the likelihood and timing of the potential annuitizations that may be elected by the contract owner. In general, the Company assumes that GMIB annuitization rates will be higher for policies with more valuable guarantees ("in the money" guarantees where the notional benefit amount is in excess of the account

C-18

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

value). Reserves for GMDB and GMIB are recorded in Future policy benefits and contract owner account balances on the Balance
Sheets. Changes in reserves for GMDB and GMIB are reported in Interest credited and other benefits to contract owners/
policyholders in the Statements of Operations.

Most contracts issued on or before December 31, 1999 with enhanced death benefit guarantees were reinsured to third-party reinsurers to mitigate the risk associated with such guarantees. For contracts issued after December 31, 1999, the Company instituted a variable annuity guarantee hedge program to mitigate the risks associated with these guarantees, for which the Company did not seek hedge accounting. The variable annuity guarantee hedge program is based on the Company entering into derivative positions to offset such exposures to GMDB and GMIB due to adverse changes in the equity markets.

GMAB, GMWB, GMWBL and FIA: The Company also issues certain products which contain embedded derivatives that are measured at estimated fair value separately from the host contracts. These products include annuity guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits without life contingencies ("GMWBs"), guaranteed minimum withdrawal benefits with life contingent payouts ("GMWBL") and FIAs. Such embedded derivatives are recorded in
Future policy benefits and contract owner account balances, with changes in estimated fair value, along with attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Statements of Operations.

At inception of the GMAB, GMWB and GMWBLcontracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits. After inception, the estimated fair value of the GMAB, GMWB and GMWBL contracts is determined based on the present value of projected future guaranteed benefits, minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.).

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

The GMAB, GMWB, GMWBL and FIA embedded derivative liabilities include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of GMAB, GMWB, GMWBL and FIA embedded derivative liabilities includes an adjustment to reflect the risk that these obligations will not be fulfilled (“nonperformance risk”).

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

  Such separate accounts are legally recognized;

C-19

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

  Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  Investments are directed by the contract owner or participant; and
  All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations. The
Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Balance Sheets and are recognized as a component of Interest expense in the Statements of Operations over the life of the debt using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company in turn, repays the loan amount along with the additional agreed upon interest.

Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included as an Other liability on the Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized in Premiums in the Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Statements of Operations when incurred.

Amounts received as payment for investment-type, universal life-type, fixed annuities and payout contracts without life contingencies and FIAs contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income

C-20

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

in the Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from ING U.S.,
Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control.
Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the
Company considers many factors, including:

  The nature and character of the deferred tax assets and liabilities;
  Taxable income in prior carryback years;
  Projected future taxable income, exclusive of reversing temporary differences and carryforwards;
  Projected future reversals of existing temporary differences;
  The length of time carryforwards can be utilized;
  Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused;
  The nature, frequency and severity of cumulative U.S. GAAP losses in recent years; and
  Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certain changesor future events,such as changes in tax legislation,completionof tax audits, planning opportunitiesand expectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the
Company as direct insurer of the risks reinsured.

C-21

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts.
Ceded future policy benefits and contract owner liabilities are reported gross on the Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

Short-duration: For prospective reinsurance of short-duration contacts that meet the criteria for reinsurance accounting, amounts paid are recorded as ceded premiums and ceded unearned premiums and are reflected as a component of Premiums in the Statements of Operations and Other assets on the Balance Sheets, respectively. Ceded unearned premiums are amortized through premiums over the remaining contract period in proportion to the amount of protection provided.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Deposits and reinsurance recoverable on the Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipatedexperiencecomparedtotheassumptionsusedtoestablishassetsandliabilitiesrelatingtocededandassumedreinsurance.
The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s
Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement.

Premiums, Fee income and Policyholder benefits are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The combined coinsurance and coinsurance funds withheld reinsurance agreements contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the agreements.

The Company currently has significant concentrations of ceded reinsurance with its affiliates, Security Life of Denver Insurance
Company ("SLD") and Security Life of Denver International Limited ("SLDI") primarily related to GICs, fixed annuities and UL policies with respect to SLD and variable annuities with respect to SLDI. The outstanding recoverable balances may fluctuate from period to period. SLDI redomesticated from the Cayman Islands to the State of Arizona, effective December 20, 2013. SLDI was approved as an Arizona-domiciled captive reinsurer by the Arizona Department of Insurance.

Participating Insurance

Participating business approximates 12.7% of the Company's ordinary life insurance in force and 28.7% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $9.1, $9.8 and $11.1, were incurred during the years ended December 31, 2013, 2012 and 2011, respectively.

C-22

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

Derivatives and Hedging
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-10,
"Derivatives and Hedging (Accounting Standards Codification ("ASC")Topic 815): Inclusion of the Fed Funds Effective Swap
Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ("ASU 2013-10"), which permits an entity to use the Fed Funds Effective Swap Rate ("OIS") to be used as a U.S. benchmark interest rate for hedge accounting purposes. In addition, the guidance removes the restriction on using different benchmark rates for similar hedges.

The provisions of ASU 2013-10 were adopted by the Company on July 17, 2013 for qualifying new or redesigned hedges entered into on or after that date. The adoption had no effect on the Company’s financial condition, results of operations or cash flows.

Deferred Policy Acquisition Costs

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB issuedASU 2010-26, “Financial Services - Insurance (ASCTopic 944):Accounting for CostsAssociated
with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 were adopted retrospectively by the Company on January 1, 2012. As a result of implementing
ASU 2010-26, the Company recognized a cumulative effect of change in accounting principle of $419.8, net of income taxes of
$226.0, as a reduction to January 1, 2010 Retained earnings (deficit). In addition, the Company recognized an $8.0 increase to
AOCI.

Presentation and Disclosure

Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and
Liabilities" ("ASU 2011-11"), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

In January 2013, the FASB issued ASU 2013-01, "Balance Sheet (ASC Topic 210): Clarifying the Scope of Disclosures about
Offsetting Assets and Liabilities" ("ASU 2013-01"), which clarifies that the scope of ASU 2011-11 applies to derivatives accounted
forinaccordancewithASUTopic815,DerivativesandHedging,includingbifurcatedembeddedderivatives,repurchaseagreements

C-23

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

The provisions of ASU 2013-01 and ASU 2011-11 were adopted retrospectively by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2011-11 and ASU 2013-01 are included in "Note 3. Derivative Financial
Instruments."

Disclosures about Amounts Reclassified out of Accumulated Other Comprehensive Income
In January 2013, the FASB issued ASU 2013-02, "Comprehensive Income (ASC Topic 220): Reporting of Amounts Reclassified
Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S.
GAAP to be reclassified to net income, in its entirety in the same reporting period. For other amounts that are not required under
U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

The provisions of ASU 2013-02 were adopted by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2013-02, including comparative period disclosures, are included in "Note 10. Accumulated Other Comprehensive
Income (Loss)."

Future Adoption of Accounting Pronouncements

Income Taxes
In July 2013, the FASB issued ASU 2013-11, "Income Taxes (ASC Topic 740): Presentation of an Unrecognized Tax Benefit When
a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

  An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,
  An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.
  The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 are effective for years, and interim periods within those years, beginning after December 15, 2013, and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. The Company does not expect
ASU 2013-11 to have an impact on its financial condition, results of operations or cash flows, as the guidance is consistent with that currently applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several
Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-
obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

C-24

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2013-04 are effective for years, and interim periods within those years, beginning after December 15, 2013.
The amendments should be applied retrospectively for those obligations resulting from joint and several liability arrangements that exist at the beginning of an entity's year of adoption. The Company does not expect ASU 2013-04 to have an impact on its financial condition, results of operations or cash flows, as the Company does not have any fixed obligations under joint and several liable arrangements as of December 31, 2013.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (Topic 720): Fees Paid to the Federal Government by Health
Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the
Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

The provisions of ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. The Company does not expect ASU 2011-06 to have an impact on its financial condition, results of operations or cash flows, as the Company does not sell qualifying health insurance and, thus, is not subject to the fee.

C-25

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

2. Investments Fixed Maturities and Equity Securities Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2) Fair Value OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 1,880.9	$ 19.8	$ 43.9	$ —	$ 1,856.8	$ —
U.S. Government agencies and
authorities	102.5	0.3	0.5	—	102.3	—
State, municipalities and political
subdivisions	50.1	2.1	0.9	—	51.3	—
U.S. corporate securities	10,292.8	522.7	178.4	—	10,637.1	6.1

Foreign securities:(1)
Government	404.8	14.5	16.7	—	402.6	—
Other	4,753.5	276.4	37.8	—	4,992.1	—
Total foreign securities	5,158.3	290.9	54.5	—	5,394.7	—

Residential mortgage-backed
securities:
Agency	1,740.3	99.0	25.7	20.2	1,833.8	—
Non-Agency	363.0	51.9	5.3	8.7	418.3	40.8
Total Residential mortgage-backed
securities	2,103.3	150.9	31.0	28.9	2,252.1	40.8

Commercial mortgage-backed
securities	1,471.3	145.1	1.1	—	1,615.3	—
Other asset-backed securities	534.5	19.1	13.1	—	540.5	0.7
Total fixed maturities, including
securities pledged	21,593.7	1,150.9	323.4	28.9	22,450.1	47.6
Less: Securities pledged	964.1	1.8	6.7	—	959.2	—
Total fixed maturities	20,629.6	1,149.1	316.7	28.9	21,490.9	47.6
Equity securities	3.8	2.6	0.3	—	6.1	—
Total fixed maturities and equity
securities investments	$ 20,633.4	$ 1,151.7	$ 317.0	$ 28.9	$ 21,497.0	$ 47.6

(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-26

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2012:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 1,218.9	$ 92.6	$ —	$ —	$ 1,311.5	$ —
U.S. Government agencies and
authorities	19.3	4.4	—	—	23.7	—
State, municipalities and political
subdivisions	80.1	9.9	—	—	90.0	—
U.S. corporate securities	9,511.8	1,039.6	13.9	—	10,537.5	6.5

Foreign securities:(1)
Government	404.7	41.4	2.7	—	443.4	—
Other	4,473.1	469.9	19.8	—	4,923.2	—
Total foreign securities	4,877.8	511.3	22.5	—	5,366.6	—

Residential mortgage-backed securities
Agency	1,072.4	144.9	4.6	39.4	1,252.1	—
Non-Agency	544.7	68.4	26.8	15.3	601.6	58.5
Total Residential mortgage-backed
securities	1,617.1	213.3	31.4	54.7	1,853.7	58.5

Commercial mortgage-backed
securities	1,565.4	201.2	3.0	—	1,763.6	—
Other asset-backed securities	681.6	26.5	23.5	(3.9)	680.7	0.3
Total fixed maturities, including
securities pledged	19,572.0	2,098.8	94.3	50.8	21,627.3	65.3
Less: Securities pledged	684.7	29.8	0.5	—	714.0	—
Total fixed maturities	18,887.3	2,069.0	93.8	50.8	20,913.3	65.3
Equity securities	26.4	3.6	0.2	—	29.8	—
Total fixed maturities and equity
securities investments	$ 18,913.7	$ 2,072.6	$ 94.0	$ 50.8	$ 20,943.1	$ 65.3

(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-27

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2013, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.
MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 797.6	$ 808.3
After one year through five years	4,719.8	4,978.8
After five years through ten years	7,966.4	8,039.9
After ten years	4,000.8	4,215.2
Mortgage-backed securities	3,574.6	3,867.4
Other asset-backed securities	534.5	540.5
Fixed maturities, including securities pledged	$ 21,593.7	$ 22,450.1

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2013 and 2012, the Company did not have any investments in a single issuer, other than obligations of the
U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

		Gross	Gross
		Unrealized Unrealized
	Amortized	Capital	Capital
	Cost	Gains	Losses	Fair Value
December 31, 2013
Communications	$ 1,028.7	$ 76.3	$ 10.0	$ 1,095.0
Financial	1,862.1	144.4	20.8	1,985.7
Industrial and other companies	9,050.1	417.1	139.0	9,328.2
Utilities	2,659.0	140.0	39.5	2,759.5
Transportation	446.4	21.3	6.9	460.8
Total	$ 15,046.3	$ 799.1	$ 216.2	$ 15,629.2

December 31, 2012
Communications	$ 991.8	$ 138.8	$ 0.5	$ 1,130.1
Financial	1,669.5	179.0	17.6	1,830.9
Industrial and other companies	8,393.6	839.0	5.5	9,227.1
Utilities	2,573.6	310.8	9.9	2,874.5
Transportation	356.4	41.9	0.2	398.1
Total	$ 13,984.9	$ 1,509.5	$ 33.7	$ 15,460.7

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are

C-28

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

recorded directly in AOCI, and presented net of related changes in DAC, VOBA, and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the
Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2013 and 2012, approximately 33.4%
and 32.9%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs, that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2013 and 2012, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2013 and 2012, the fair value of loaned securities was $128.5 and $134.7, respectively, and is included in
Securities pledged on the Balance Sheets. As of December 31, 2013 and 2012, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $132.4 and $138.9, respectively, and recorded in Short-term investments under securities loan agreement, including collateral delivered on the Balance Sheets. As of December 31, 2013 and 2012, liabilities to return collateral of $132.4 and $138.9, respectively, were included in Payables under securities loan agreement, including collateral held on the Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs.
The Company provided no non-contractual financial support and its carrying value represents the Company's exposure to loss.
The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $2.5 and $4.0 as of December 31,
2013 and 2012, respectively, is included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $146.1 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of $16.9 in the second quarter of 2012 reported in Net investment income on the Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $8.2 of promissory notes due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, ING U.S., Inc. unconditionally guarantees payments of the notes in the event of any default of payment due.
No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-
upon sales price as of June 30, 2012.

C-29

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities'
economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS andABS entities in which it holds investments. These investments are accounted for as investments available-
for-sale as described in "Note 1. Business, Basis of Presentation and Significant Accounting Policies," and unrealized capital gains
(losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Statements of Operations. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

				More Than Six
				Months and Twelve		More Than Twelve
	Six Months or Less			Months or Less Below		Months Below
	Below Amortized Cost			Amortized Cost		Amortized Cost				Total

		Unrealized			Unrealized		Unrealized
	Fair	Capital		Fair	Capital	Fair	Capital		Fair	Unrealized
	Value	Losses		Value	Losses	Value	Losses		Value	Capital Losses

U.S. Treasuries	$ 807.0	$ 12.7		$ 729.3	$ 31.2	$ —	$ —		$1,536.3	$ 43.9

U.S. Government
agencies and
authorities	9.5	—	*	49.2	0.5	—	—		58.7	0.5
U.S. corporate,
state and
municipalities	1,211.0	25.4		2,022.2	134.1	206.6	19.8		3,439.8	179.3

Foreign	340.9	5.3		639.9	43.8	40.9	5.4		1,021.7	54.5

Residential
mortgage-backed	376.1	3.2		570.6	19.2	130.1	8.6		1,076.8	31.0

Commercial
mortgage-backed	78.6	1.1		—	—	1.2	—	*	79.8	1.1
Other asset-backed	51.9	0.3		12.1	0.2	117.8	12.6		181.8	13.1

Total	$2,875.0	$ 48.0		$4,023.3	$ 229.0	$ 496.6	$ 46.4		$7,394.9	$ 323.4

*	Less than $0.1.

C-30

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

				More Than Six
				Months and Twelve		More Than Twelve
	Six Months or Less			Months or Less Below		Months Below
	Below Amortized Cost			Amortized Cost		Amortized Cost			Total

		Unrealized			Unrealized		Unrealized
	Fair	Capital		Fair	Capital	Fair	Capital	Fair	Unrealized
	Value	Losses		Value	Losses	Value	Losses	Value	Capital Losses

U.S. Treasuries	$ —	$ —		$ —	$ —	$ —	$ —	$ —	$ —

U.S. Government
agencies and
authorities	—	—		—	—	—	—	—	—

U.S. corporate,
state and
municipalities	237.3	2.9		40.1	0.6	94.0	10.4	371.4	13.9

Foreign	33.3	3.1		23.9	1.8	158.1	17.6	215.3	22.5

Residential
mortgage-backed	116.3	2.2		10.9	0.1	181.6	29.1	308.8	31.4

Commercial
mortgage-backed	4.8	—	*	11.2	1.2	15.8	1.8	31.8	3.0

Other asset-backed	0.1	—	*	—	—	152.8	23.5	152.9	23.5
Total	$ 391.8	$ 8.2		$ 86.1	$ 3.7	$ 602.3	$ 82.4	$1,080.2	$ 94.3
* Less than $0.1.

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 91.5%
and 87.9% of the average book value as of December 31, 2013 and 2012, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
Six months or less below amortized cost	$ 2,990.4	$ 7.5	$ 58.7	$ 1.8	334	6
More than six months and twelve months
or less below amortized cost	4,264.7	25.8	226.0	6.7	474	6
More than twelve months below
amortized cost	419.6	10.3	27.4	2.8	122	9
Total	$ 7,674.7	$ 43.6	$ 312.1	$ 11.3	930	21

December 31, 2012
Six months or less below amortized cost	$ 553.1	$ 27.3	$ 22.8	$ 6.5	116	13
More than six months and twelve months
or less below amortized cost	151.9	2.9	7.9	1.0	35	3
More than twelve months below
amortized cost	290.1	149.2	10.0	46.1	83	55
Total	$ 995.1	$ 179.4	$ 40.7	$ 53.6	234	71

C-31

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
U.S. Treasuries	$ 1,580.2	$ —	$ 43.9	$ —	15	—
U.S. Government agencies and authorities	59.2	—	0.5	—	3	—
U.S. corporate, state and municipalities	3,604.2	14.9	175.5	3.8	479	1
Foreign	1,067.8	8.4	52.5	2.0	185	3
Residential mortgage-backed	1,103.4	4.4	29.9	1.1	187	10
Commercial mortgage-backed	80.9	—	1.1	—	14	—
Other asset-backed	179.0	15.9	8.7	4.4	47	7
Total	$ 7,674.7	$ 43.6	$ 312.1	$ 11.3	930	21

December 31, 2012
U.S. Treasuries	$ —	$ —	$ —	$ —	—	—
U.S. Government agencies and authorities	—	—	—	—	—	—
U.S. corporate, state and municipalities	370.3	15.0	7.5	6.4	50	1
Foreign	187.8	50.0	7.6	14.9	20	10
Residential mortgage-backed	277.3	62.9	13.3	18.1	112	43
Commercial mortgage-backed	33.2	1.6	2.5	0.5	12	1
Other asset-backed	126.5	49.9	9.8	13.7	40	16
Total	$ 995.1	$ 179.4	$ 40.7	$ 53.6	234	71

All investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis, and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-ARMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the

C-32

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-
modification recovery assessment. As of December 31, 2013, the Company had no new private placement troubled debt restructuringsandhad20newcommercialmortgageloantroubleddebtrestructuringswithapre-modificationandpost-modification carrying value of $24.6. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2013, these loans have repaid $1.2 in principal. As of December 31, 2012, the Company did not have any new private placement or commercial mortgage loan troubled debt restructurings.

As of December 31, 2013 and 2012, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.
Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.
This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:
	December 31,
	2013	2012
Commercial mortgage loans	$ 2,838.4	$ 2,836.2
Collective valuation allowance	(1.1)	(1.2)
Total net commercial mortgage loans	$ 2,837.3	$ 2,835.0

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	Year Ended December 31,
	2013	2012
Collective valuation allowance for losses, balance at January 1	$ 1.2	$ 1.5
Addition to / (reduction of) allowance for losses	(0.1)	(0.3)
Collective valuation allowance for losses, end of period	$ 1.1	$ 1.2

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2013 and 2012.

C-33

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31,
	2013	2012
Impaired loans with allowances for losses	$ —	$ —
Interest income recognized on impaired loans, on an accrual basis	—	—
Impaired loans without allowances for losses	23.4	—
Subtotal	23.4	—
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$ 23.4	$ —
Unpaid principal balance of impaired loans	$ 23.4	$ —

The following table presents information on restructured loans as of the dates indicated:
	December 31,
	2013	2012
Troubled debt restructured loans	$ 23.4	$ —

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

		Year Ended December 31,
	2013		2012	2011
Impaired loans, average investment during the period (amortized cost) (1)	$ 11.7 $		— $		8.3
Interest income recognized on impaired loans, on an accrual basis (1)		0.7	—		—
Interest income recognized on impaired loans, on a cash basis (1)		0.7	—		—
Interest income recognized on troubled debt restructured loans, on an
accrual basis		0.7	—		—
(1) Includes amounts for Troubled debt restructured loans.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2013 and 2012. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2013 and 2012.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-34

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:
	December 31,
	2013(1)	2012(1)
Loan-to-Value Ratio:
0% - 50%	$ 499.8	$ 658.9
50% - 60%	761.3	848.0
60% - 70%	1,458.1	1,169.4
70% - 80%	112.6	149.4
80% and above	6.6	10.5
Total Commercial mortgage loans	$ 2,838.4	$ 2,836.2
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of the dates indicated:
	December 31,
	2013(1)	2012(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$ 2,003.2	$ 1,970.9
1.25x - 1.5x	468.5	464.8
1.0x - 1.25x	240.2	259.2
Less than 1.0x	126.5	141.3
Commercial mortgage loans secured by land or construction loans	—	* —
Total Commercial mortgage loans	$ 2,838.4	$ 2,836.2

*	Less than $0.1.
(1)	Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

		December 31,
	2013(1)		2012(1)
	Gross		Gross
	Carrying Value	% of Total	Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$ 682.8	24.1%	$ 622.7	22.1%
South Atlantic	560.9	19.8%	528.3	18.6%
West South Central	377.2	13.3%	373.7	13.2%
East North Central	337.6	11.9%	347.2	12.2%
Middle Atlantic	334.0	11.8%	338.9	11.9%
Mountain	282.1	9.9%	338.2	11.9%
West North Central	131.4	4.6%	135.8	4.8%
New England	71.9	2.5%	77.5	2.7%
East South Central	60.5	2.1%	73.9	2.6%
Total Commercial mortgage loans	$ 2,838.4	100.0%	$ 2,836.2	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

C-35

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		December 31,
	2013(1)		2012(1)
	Gross		Gross
Carrying Value		% of Total	Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$ 998.3	35.2%	$ 1,159.2	41.0%
Retail	800.2	28.2%	711.8	25.0%
Apartments	412.4	14.5%	366.8	12.9%
Office	388.3	13.7%	427.4	15.1%
Hotel/Motel	99.1	3.5%	69.0	2.4%
Mixed Use	53.7	1.9%	16.6	0.6%
Other	86.4	3.0%	85.4	3.0%
Total Commercial mortgage loans	$ 2,838.4	100.0%	$ 2,836.2	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:
			December 31,
			2013(1)	2012(1)
Year of Origination:
2013		$ 641.3 $		—
2012			307.5	314.3
2011			748.4	795.4
2010			170.8	184.8
2009			45.6	65.9
2008			128.5	253.8
2007 and prior			796.3	1,222.0
Total Commercial mortgage loans		$ 2,838.4 $		2,836.2
(1) Balances do not include allowance for mortgage loan credit losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-36

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

			Year Ended December 31,
	2013		2012		2011
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. corporate	$ —	—	$ 6.0	3	$ 9.5	17
Foreign(1)	1.4	1	0.7	3	27.2	52
Residential mortgage-backed	7.5	57	9.7	55	12.3	65
Commercial mortgage-backed	0.3	2	1.7	1	49.7	14
Other asset-backed	1.1	3	0.4	3	74.8	60
Mortgage loans on real estate	—	—	—	—	6.9	5
Total	$ 10.3	63	$ 18.5	65	$ 180.4	213
(1) Primarily U.S. dollar denominated.

The above tables include $6.4, $14.7 and $27.6 related to credit impairments for the years ended December 31, 2013, 2012 and
2011, respectively, in Other-than-temporary impairments, which are recognized in the Statements of Operations. The remaining
$3.9, $3.8 and $152.8, for the years ended December 31, 2013, 2012 and 2011, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

			Year Ended December 31,
	2013		2012			2011
		No. of			No. of		No. of
	Impairment	Securities	Impairment		Securities	Impairment	Securities
U.S. corporate	$ —	—	$ 0.5		1	$ 9.5	16
Foreign(1)	—	—	0.7		3	24.1	48
Residential mortgage-backed	3.6	12	0.9		6	1.8	8
Commercial mortgage-backed	0.3	2	1.7		1	45.5	14
Other asset-backed	—	—	—	*	1	71.9	59
Total	$ 3.9	14	$ 3.8		12	$ 152.8	145

*	Less than $0.1.
(1)	Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the
Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-37

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Balance at January 1	$ 47.9	$ 64.1	$ 118.2
Additional credit impairments:
On securities not previously impaired	0.5	4.8	5.0
On securities previously impaired	3.8	6.8	6.7
Reductions:
Securities intent impaired	—	—	(3.4)
Securities sold, matured, prepaid or paid down	(10.1)	(27.8)	(62.4)
Balance at December 31	$ 42.1	$ 47.9	$ 64.1

Net Investment Income

The following table summarizes Net investment income for the periods indicated:
	Year Ended December 31,
	2013	2012	2011
Fixed maturities	$ 1,075.8	$ 1,137.9	$ 1,242.5
Equity securities, available-for-sale	3.6	4.0	3.7
Mortgage loans on real estate	152.9	166.3	174.9
Policy loans	5.7	5.7	6.6
Short-term investments and cash equivalents	0.4	0.2	2.0
Other	79.7	(1) 23.7	38.4
Gross investment income	1,318.1	1,337.8	1,468.1
Less: investment expenses	50.9	52.3	58.8
Net investment income	$ 1,267.2	$ 1,285.5	$ 1,409.3

(1) Includes $42.4 in conjunction with a bankruptcy settlement for a prime broker who held assets on behalf of a limited partnership previously written down to realizable value.

As of December 31, 2013 and 2012, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-38

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:
	Year Ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale, including securities pledged	$ (11.4)	$ 138.0	$ 33.7
Fixed maturities, at fair value option	(89.0)	(57.7)	(34.4)
Equity securities, available-for-sale	—	(0.2)	(0.2)
Derivatives	(3,050.2)	(1,654.0)	744.4
Embedded derivatives - fixed maturities	(24.3)	(4.2)	4.3
Embedded derivatives - product guarantees	961.7	202.9	(1,699.1)
Other investments	(2.6)	1.1	(5.7)
Net realized capital gains (losses)	$ (2,215.8)	$ (1,374.1)	$ (957.0)

After-tax net realized capital gains (losses)	$ (1,440.3)	$ (932.8)	$ (513.1)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

		Year Ended December 31,
		2013	2012	2011
Proceeds on sales		$ 4,548.9 $	4,652.0 $	3,821.9
Gross gains		41.6	177.8	238.0
Gross losses		27.0	14.3	33.7

3.	Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The
Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually.
The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the LIBOR rate, calculated by reference to

C-39

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the variable annuity contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The
Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements.
The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses put options to manage the equity, interest rate, and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed living benefits. The Company also uses call options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The
Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits. An increase in the equity volatility results in a higher valuations of such liabilities.
In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/
spreads. In addition, the Company has entered into a coinsurance with a funds withheld arrangement which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives for certain fixed maturity instruments, certain annuity products and coinsurance with funds withheld arrangements are reported with the host contract in investments, in Future policy benefits and contract owner account balances, Deposit and reinsurance recoverable (assumed reinsurance) or Funds held under reinsurance treaties with affiliates (ceded reinsurance), respectively, on the Balance Sheets. Changes in the fair value of embedded derivatives within fixed maturity investments and within annuity products are recorded in Other net realized capital gains (losses) in the Statements of Operations. Changes in fair value of embedded derivatives with reinsurance agreements are reported in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset

C-40

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

			December 31,
		2013			2012
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for
hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$ 7.7	$ —	$ 0.1 $	—	$ —	$ —
Foreign exchange contracts	57.1	1.8	0.7	—	—	—
Fair value hedges:
Interest rate contracts	365.6	4.8	9.7	—	—	—
Derivatives: Non-qualifying for
hedge accounting(1)
Interest rate contracts	26,485.1	193.0	651.4	31,588.1	1,283.5	539.5
Foreign exchange contracts	903.8	7.2	17.8	1,508.7	10.4	27.4
Equity contracts	11,304.7	131.0	52.2	14,482.7	86.4	231.7
Credit contracts	220.0	4.6	—	155.5	1.0	—
Embedded derivatives:
Within fixed maturity
investments	N/A	28.9	—	N/A	50.8	—
Within annuity products	N/A	—	2,594.5	N/A	—	3,397.8
Within reinsurance agreements	N/A	(8.4)	(38.0)	N/A	19.6	301.3
Total		$ 362.9	$ 3,288.4		$ 1,451.7	$ 4,497.7

N/A - Not Applicable
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value.

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify as part of a hedging relationship as of December 31, 2013 and 2012. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments which do not qualify as effective accounting hedges under ASC Topic 815.

C-41

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of OTC and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

		December 31, 2013
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$ 220.0	$ 4.6	$ —
Equity contracts	4,225.3	129.1	31.7
Foreign exchange contracts	960.9	9.0	18.5
Interest rate contracts	26,858.5	197.8	661.2
		340.5	711.4
Counterparty netting(1)		(283.5)	(283.5)
Cash collateral netting(1)		(37.4)	—
Securities collateral netting(1)		(8.8)	(350.0)
Net receivables/payables		$ 10.8	$ 77.9

(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

		December 31, 2012
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$ 155.5	$ 1.0	$ —
Equity contracts	3,739.8	62.5	19.1
Foreign exchange contracts	1,508.7	10.4	27.4
Interest rate contracts	31,588.1	1,283.5	539.5
		1,357.4	586.0
Counterparty netting(1)		(548.3)	(548.3)
Cash collateral netting(1)		(730.4)	—
Securities collateral netting(1)		(42.3)	(8.1)
Net receivables/payables		$ 36.4	$ 29.6

(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

Collateral

Under the terms of the Company's Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc.
("ISDA ") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. As of December 31, 2013, the Company
held $35.2 and $12.3 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2012, the Company held $766.7 of net cash collateral related to OTC derivative contracts. In addition, as of
December 31, 2013 and 2012, the Company delivered securities as collateral of $830.7 and $579.3, respectively.

C-42

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Derivatives: Qualifying for hedge accounting(1):
Cash flow hedges:
Interest rate contracts	$ — * $	— $	—
Foreign exchange contracts	0.2	—	—
Fair value hedges:
Interest rate contracts	15.6	—	—
Derivatives: Non-qualifying for hedge accounting(2):
Interest rate contracts	(920.0)	121.6	1,300.8
Foreign exchange contracts	53.6	2.4	(5.8)
Equity contracts	(2,204.2)	(1,779.3)	(548.2)
Credit contracts	4.6	1.3	(2.4)
Embedded derivatives:
Within fixed maturity investments(2)	(24.3)	(4.2)	4.3
Within annuity products(2)	961.7	202.9	(1,699.1)
Within reinsurance agreements(3)	311.3	50.9	(251.8)
Total	$ (1,801.5) $	(1,404.4) $	(1,202.2)

*	Less than $0.1.
(1)	Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Statements of Operations. For the years ended December 31, 2013, 2012 and 2011, ineffective amounts were immaterial.
(2)	Changes in value are included in Other net realized capital gains (losses) in the Statements of Operations.
(3)	Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the
Company's portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. The Company has ISDA agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreements, including collateral held, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. As of December 31, 2013 and 2012, the fair value of credit default swaps of $4.6 and $1.0, respectively, were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Balance Sheets. As of December 31, 2013 and 2012, the maximum potential future exposure to the Company was $220.0 and $155.5, respectively, on credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4. Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to the Fair Value Measurements and disclosures of the ASC Topic 820. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based

C-43

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions
that	are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-44

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3		Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 1,847.4	$ 9.4	$ —		$ 1,856.8
U.S Government agencies and authorities	—	98.1	4.2		102.3
U.S. corporate, state and municipalities	—	10,598.0	90.4		10,688.4
Foreign(1)	—	5,370.1	24.6		5,394.7
Residential mortgage-backed securities	—	2,224.5	27.6		2,252.1
Commercial mortgage-backed securities	—	1,615.3	—		1,615.3
Other asset-backed securities	—	518.5	22.0		540.5
Total fixed maturities, including securities pledged	1,847.4	20,433.9	168.8		22,450.1
Equity securities, available-for-sale	6.1	—	—	*	6.1
Derivatives:
Interest rate contracts	—	197.8	—		197.8
Foreign exchange contracts	—	9.0	—		9.0
Equity contracts	1.9	72.1	57.0		131.0
Credit contracts	—	4.6	—		4.6
Embedded derivative on reinsurance	—	(8.4)	—		(8.4)
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,123.6	5.0	—		1,128.6
Assets held in separate accounts	42,008.3	—	—		42,008.3
Total assets	$ 44,987.3	$ 20,714.0	$ 225.8		$ 65,927.1

Liabilities:
Annuity product guarantees:
FIA	$ —	$ —	$ 1,693.5		$ 1,693.5
GMAB / GMWB / GMWBL(2)	—	—	901.0		901.0
Derivatives:
Interest rate contracts	—	661.2	—		661.2
Foreign exchange contracts	—	18.5	—		18.5
Equity contracts	20.5	31.7	—		52.2
Embedded derivative on reinsurance	—	(38.0)	—		(38.0)
Total liabilities	$ 20.5	$ 673.4	$ 2,594.5		$ 3,288.4

*	Less than $0.1.
(1)	Primarily U.S. dollar denominated
(2)	Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payout ("GMWBL").

C-45

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 1,303.7	$ 7.8	$ —	$ 1,311.5
U.S Government agencies and authorities	—	23.7	—	23.7
U.S. corporate, state and municipalities	—	10,513.9	113.6	10,627.5
Foreign(1)	—	5,345.7	20.9	5,366.6
Residential mortgage-backed securities	—	1,829.5	24.2	1,853.7
Commercial mortgage-backed securities	—	1,763.6	—	1,763.6
Other asset-backed securities	—	602.5	78.2	680.7
Total fixed maturities, including securities pledged	1,303.7	20,086.7	236.9	21,627.3
Equity securities, available-for-sale	14.0	—	15.8	29.8
Derivatives:
Interest rate contracts	—	1,283.5	—	1,283.5
Foreign exchange contracts	—	10.4	—	10.4
Equity contracts	23.9	50.8	11.7	86.4
Credit contracts	—	1.0	—	1.0
Embedded derivative on reinsurance	—	19.6	—	19.6
Cash and cash equivalents, short-term investments and short-term
investments under securities loan agreements	3,115.0	6.1	—	3,121.1
Assets held in separate accounts	39,799.1	—	—	39,799.1
Total assets	$ 44,255.7	$ 21,458.1	$ 264.4	$ 65,978.2

Liabilities:
Annuity product guarantees:
FIA	$ —	$ —	$ 1,393.8	$ 1,393.8
GMAB / GMWB / GMWBL(2)	—	—	2,004.0	2,004.0
Derivatives:
Interest rate contracts	0.4	539.1	—	539.5
Foreign exchange contracts	—	27.4	—	27.4
Equity contracts	212.6	19.1	—	231.7
Embedded derivative on reinsurance	—	301.3	—	301.3
Total liabilities	$ 213.0	$ 886.9	$ 3,397.8	$ 4,497.7

(1) Primarily U.S. dollar denominated
(2) Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payout ("GMWBL").

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company

C-46

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values formarketablebondswithoutanactivemarketareobtainedthroughseveralcommercialpricingserviceswhichprovidetheestimated
fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities,
CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.
Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. As of
December 31, 2013, $110.5 and $17.4 billion of a total fair value of $22.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-
based pricing. As of December 31, 2012, $157.7 and $16.3 billion of a total fair value of $21.6 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as
Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

C-47

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources.
For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

The Company has entered into a number of options as hedges on its FIA liabilities. The maximum exposure is the current value of the option. The payoff of these contracts depends on market conditions during the lifetime of the option. The fair value measurement of options is highly sensitive to implied equity and interest rate volatility and the market reflects a considerable variance in broker quotes. The Company uses a third-party vendor to determine the market value of these options.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records reserves for annuity contracts containing GMAB, GMWB and GMWBL riders. The guarantee is an embedded derivative and is required to be accounted for separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the growth in the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level
3 liabilities in the fair value hierarchy.

The discount rate used to determine the fair value of the Company's GMAB, GMWB, GMWBL and FIA embedded derivative liabilities includes an adjustment for nonperformance risk. Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company and applied to the risk-
free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of ING U.S., Inc.'s market observable data following the issuance of long-term debt on July 13, 2012, the Company changed its estimate of

C-48

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

nonperformance risk as of the beginning of the third quarter of 2012 to incorporate a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer
("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible
CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable and funds withheld by ceding companies receivable under the combined coinsurance and coinsurance funds withheld reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2013 and 2012. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limitedtoliquidityspreadsforinvestmentswithinmarketsdeemednotcurrentlyactive. Thesevaluations,whetherderivedinternally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-49

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

		Total Realized/
		Unrealized												Change In
		Gains (Losses)												Unrealized
	Fair	Included in:										Fair Value		Gains
	Value								Transfers		Transfers	as of		(Losses)
	as of	Net								in to	out of	December		Included in
	January 1 Income		OCI	Purchases		Issuances	Sales	Settlements	Level 3(2)		Level 3(2)	31		Earnings (3)
Fixed maturities, including
securities pledged:
U.S. Government agencies
and authorities	$ —	$ —	$ —	$ 4.2		$ —	$ —	$ —	$ —		$ —	$ 4.2		$ —
U.S. corporate, state and
municipalities	113.6	(0.2)	(0.7)	—	*	—	—	(18.2)		0.7	(4.8)	90.4		(0.2)
Foreign	20.9	— *	(0.4)	13.1		—	(1.1)	(13.4)		5.5	— *	24.6		— *
Residential mortgage-backed
securities	24.2	(0.5)	(0.5)	15.3		—	(0.2)	—	*	—	(10.7)	27.6		(0.5)
Other asset-backed securities	78.2	6.4	(2.9)	—		—	(36.4)	(7.7)		—	(15.6)	22.0		2.3
Total fixed maturities, including
securities pledged	$ 236.9	$ 5.7	$ (4.5)	$ 32.6		$ —	$ (37.7)	$ (39.3)	$ 6.2		$ (31.1)	$ 168.8		$ 1.6

Equity securities, available-for-
sale	$ 15.8	$ (0.2)	$ (0.2)	$ —		$ —	$ —	$ —	* $	—	$ (15.4)	$ —	* $	—
Derivatives:
Annuity product guarantees:
FIA(1)	(1,393.8)	(275.7)	—	—		(108.2)	—	84.2		—	—	(1,693.5)		—
GMWB/GMAB/GMWBL(1)	(2,004.0)	1,237.4	—	—		(134.9)	—	0.5		—	—	(901.0)		—
Other derivatives, net:	11.7	98.4	—	20.7		—	—	(73.8)		—	—	57.0		28.1

*	Less than $0.1.
(1)	All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract- by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(2)	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-50

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2012:

		Total Realized/
		Unrealized									Change In
		Gains (Losses)									Unrealized
	Fair	Included in:								Fair Value	Gains
	Value							Transfers	Transfers	as of	(Losses)
	as of	Net						in to	out of	December	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(2)	Level 3(2)	31	Earnings (3)
Fixed maturities, including securities
pledged:
U.S. Government agencies and
authorities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
U.S. corporate, state and
municipalities	124.5	0.6	(1.9)	—	—	—	(22.3)	36.3	(23.6)	113.6	0.6
Foreign	56.9	0.6	(0.5)	—	—	(4.0)	(5.6)	8.3	(34.8)	20.9	—
Residential mortgage-backed
securities	60.7	(0.8)	0.2	—	—	—	(1.0)	—	(34.9)	24.2	(0.8)
Other asset-backed securities	72.8	6.4	3.1	—	—	(16.6)	(4.4)	16.9	—	78.2	2.6
Total fixed maturities, including
securities pledged	$ 314.9	$ 6.8	$ 0.9	$ —	$ —	$ (20.6)	$ (33.3)	$ 61.5	$ (93.3)	$ 236.9	$ 2.4

Equity securities, available-for-sale	$ 16.3	$ (0.1)	$ (0.1)	$ 2.3	$ —	$ (2.4)	$ —	$ —	$ (0.2)	$ 15.8	$ —
Derivatives:
Annuity product guarantees:
FIA(1)	(1,282.2)	(173.7)	—	—	(81.2)	—	143.3	—	—	(1,393.8)	—
GMWB/GMAB/GMWBL(1)	(2,229.9)	376.6	—	—	(151.3)	—	0.6	—	—	(2,004.0)	—
Other derivatives, net	(4.4)	(0.9)	—	18.5	—	—	—	—	(1.5)	11.7	(6.7)

(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-
by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-51

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2013 and 2012, the transfers in and out of Level 3 for fixed maturities, including securities pledged and equity securities, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The fair value of certain options and swap contracts are valued using observable inputs and were transferred from Level 3 to
Level 2 during the year ended December 31, 2012.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of GMABs, GMWBs and GMWBLs include long-term equity and interest rate implied volatility, correlations between the rate of return on policyholder funds and between interest rates and equity returns, nonperformance risk, mortality and policyholder behavior assumptions, such as benefit utilization, lapses and partial withdrawals.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Equity / Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the equity indices and swap rates for GMAB, GMWB and GMWBL fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Correlations: Integrated interest rate and equity scenarios are used in GMAB, GMWB and GMWBL fair value measurements to better reflect market interest rates and interest rate volatility correlations between equity and fixed income fund groups and between equity fund groups and interest rates. The correlations are based on historical fund returns and swap rates from external sources.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-52

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

Range(1)
GMWB /
Unobservable Input	GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.2% to 16%		0.2% to 16%		—
Correlations between:
Equity Funds	50% to 98%		50% to 98%		—
Equity and Fixed Income Funds	-33% to 62%		-33% to 62%		—
Interest Rates and Equity Funds	-30% to -14%		-30% to -14%		—
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		—
Lapses	0.08% to 40%	(3)	0.08% to 31%	(3)	0% to 10%	(3)
Mortality	—	(4)	—	(4)	—

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2)	Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 30% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2013 (account value amounts are in $ billions).

		Account Values
				Average
		Out of the		Expected
Attained Age Group	In the Money	Money	Total	Delay (Years)
< 60	$ 2.1	$ 1.4	$ 3.5	5.4
60-69	5.0	2.5	7.5	1.3
70+	3.9	1.3	5.2	0.0 *
	$ 11.0	$ 5.2	$ 16.2	2.3

*	Less than 0.1.
(3)	Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2013 (account value amounts are in $ billions).

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$ —	*	0.08% to 8.2%	$ 5.5	0.08% to 5.5%
	Out of the Money	—	*	0.41% to 12%	3.1	0.36% to 11%
After Surrender Charge Period
	In the Money**	—	*	2.5% to 21%	5.6	1.5% to 21%
	Out of the Money	0.1		12% to 31%	2.8	6.9% to 40%

*	Less than $0.1.
	**	The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."

C-53

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

(4) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.
The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

Range(1)
GMWB /
Unobservable Input	GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.1% to 19%		0.1% to 19%		—
Correlations between:
Equity Funds	50% to 98%		50% to 98%		—
Equity and Fixed Income Funds	-40% to 65%		-40% to 65%		—
Interest Rates and Equity Funds	-25% to -16%		-25% to -16%		—
Nonperformance risk	0.1% to 1.3%		0.1% to 1.3%		0.1% to 1.3%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		—
Lapses	0.08% to 32%	(3)	0.08% to 31%	(3)	0% to 10%
Mortality	—	(4)	—	(4)	—

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2)	Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 26% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2012 (account value amounts are in $ billions).

		Account Values
				Average
		Out of the		Expected Delay
Attained Age Group	In the Money	Money	Total	(Years)
< 60	$ 3.5	$ 0.3	$ 3.8	5.5
60-69	6.8	0.4	7.2	1.9
70+	4.2	0.1	4.3	0.2
	$ 14.5	$ 0.8	$ 15.3	2.8

(3)	Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2012 (account value amounts are in $ billions).

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$ —	*	0.08% to 8.2%	$ 8.5	0.08% to 5.8%
	Out of the Money	—	*	0.41% to 12%	0.9	0.35% to 12%
After Surrender Charge Period
	In the Money**	—	*	2.4% to 22%	6.1	1.5% to 17%
	Out of the Money	0.1		12% to 31%	0.6	6.9% to 32%

*	Less than $0.1.
	**	The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
	(4)	The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.

C-54

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the GMAB, GMWB and GMWBL embedded derivative fair value liabilities:

  An increase (decrease) in long-term equity implied volatility
  An increase (decrease) in interest rate implied volatility
  An increase (decrease) in equity-interest rate correlations
  A decrease (increase) in nonperformance risk
  A decrease (increase) in mortality
  An increase (decrease) in benefit utilization
  A decrease (increase) in lapses

Changes in fund correlations may increase or decrease the fair value depending on the direction of the movement and the mix of funds. Changes in partial withdrawals may increase or decrease the fair value depending on the timing and magnitude of withdrawals.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

  A decrease (increase) in nonperformance risk
  A decrease (increase) in lapses

The Company notes the following interrelationships:

  Higher long-term equity implied volatility is often correlated with lower equity returns, which will result in higher in- the-moneyness, which in turn, results in lower lapses due to the dynamic lapse component reducing the lapses. This increases the projected number of policies that are available to use the GMWBL benefit and may also increase the fair value of the GMWBL.
  Generally, an increase (decrease) in benefit utilization will decrease (increase) lapses for GMWB and GMWBL.

C-55

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Other Financial Instruments The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

		December 31,
	2013		2012
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, including securities pledged	$ 22,450.1	$ 22,450.1	$ 21,627.3	$ 21,627.3
Equity securities, available-for-sale	6.1	6.1	29.8	29.8
Mortgage loans on real estate	2,837.3	2,867.0	2,835.0	2,924.7
Policy loans	94.9	94.9	101.8	101.8
Limited partnerships/corporations	133.2	133.2	166.9	166.9
Cash, cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,128.6	1,128.6	3,121.1	3,121.1
Derivatives	342.4	342.4	1,381.3	1,381.3
Other investments	56.2	56.2	80.7	80.7
Deposits from affiliates	747.2	807.7	901.7	984.4
Embedded derivative on reinsurance	(8.4)	(8.4)	19.6	19.6
Assets held in separate accounts	42,008.3	42,008.3	39,799.1	39,799.1
Liabilities:
Investment contract liabilities:
Deferred annuities(1)	18,979.6	19,377.2	20,262.4	21,062.8
Funding agreements with fixed maturities and guaranteed
investment contracts	1,530.5	1,499.3	1,818.6	1,718.0
Supplementary contracts, immediate annuities and other	1,822.6	1,942.3	1,094.1	1,194.4
Annuity product guarantees:
FIA	1,693.5	1,693.5	1,393.8	1,393.8
GMAB/GMWB/GMWBL	901.0	901.0	2,004.0	2,004.0
Derivatives	731.9	731.9	798.6	798.6
Long-term debt	435.0	471.2	435.0	491.6
Embedded derivative on reinsurance	(38.0)	(38.0)	301.3	301.3

(1) Certain amounts included in Deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the
Company.

C-56

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans. Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair values for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and are classified as
Level 3.

Other investments: FHLB stock is carried at cost and periodically evaluated for impairment based on ultimate recovery of par value and is classified as Level 1.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the underlying contracts, plus the fair value of the unamortized ceding allowance. The Fair value of the liabilities of the underlying contract is estimated based on the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving short risk-free rates plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. The fair value of the unamortized ceding allowance is based on the projected release ceding allowances and discounted at risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 3.

Investment contract liabilities:

Deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities, taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Funding agreements with fixed maturities and guaranteed investment contracts: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement

C-57

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

5.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated.
	DAC	VOBA	Total
Balance at January 1, 2011	$ 2,758.9	$ 66.5	$ 2,825.4
Deferrals of commissions and expenses	126.8	—	126.8
Amortization:
Amortization	742.6	(11.0)	731.6
Interest accrued(1)	169.1	3.7	172.8
Net amortization included in the Statements of Operations	911.7	(7.3)	904.4
Change in unrealized capital gains/losses on available-for-sale
securities	(470.9)	(13.1)	(484.0)
Balance at December 31, 2011	3,326.5	46.1	3,372.6
Deferrals of commissions and expenses	107.8	—	107.8
Amortization:
Amortization	(582.0)	(27.5)	(609.5)
Interest accrued(1)	262.7	3.1	265.8
Net amortization included in the Statements of Operations	(319.3)	(24.4)	(343.7)
Change in unrealized capital gains/losses on available-for-sale
securities	(146.8)	6.7	(140.1)
Balance at December 31, 2012	2,968.2	28.4	2,996.6
Deferrals of commissions and expenses	99.7	—	99.7
Amortization:
Amortization(2)	(1,681.3)	12.5	(1,668.8)
Interest accrued(1)	143.1	3.3	146.4
Net amortization included in the Statements of Operations	(1,538.2)	15.8	(1,522.4)
Change in unrealized capital gains/losses on available-for-sale
securities	742.0	14.4	756.4
Balance at December 31, 2013	$ 2,271.7	$ 58.6	$ 2,330.3

(1) Interest accrued at the following rates for VOBA: 1.0% to 6.0% during 2013, 3.0% to 7.0% during 2012 and 3.0% to 7.0% during 2011.
(2) Includes loss recognition for DAC and VOBA of $305.0 and $1.0, respectively.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2014	$ 9.1
2015		8.8
2016		8.1
2017		7.8
2018		8.1

C-58

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

6. Sales Inducements

During the year ended December 31, 2013, 2012 and 2011, the Company capitalized $27.4, $29.8 and $32.2, respectively, of sales inducements. During the years ended December 31, 2013, 2012 and 2011, the Company amortized $(472.0), $(303.1) and $461.8, respectively, of sales inducements. The unamortized balance of capitalized sales inducements was $482.2 and $741.6 as of
December 31, 2013 and 2012, respectively.

7. Guaranteed Benefit Features

While the Company ceased new sales of certain retail variable annuity products in 2010, its currently-sold retail variable annuity contracts with separate account options guarantee the contract owner a return of no less than (i) total deposits made to the contract less any partial withdrawals, (ii) total deposits made to the contract less any partial withdrawals plus a minimum return, or (iii)
the highest contract value on a specified date minus any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates.

The Company also offers optional guaranteed withdrawal benefit provisions on its indexed annuity products. This provision guarantees an annual withdrawal amount for life that is calculated as a percentage of the benefit base, which equals premium paid at the time of product issue, and can increase by a rollup percentage (mainly 7% or 6%, depending on versions of the benefit) or annual rachet. The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on whether the benefit is for a single life, or joint lives.

The Company’s major source of income from guaranteed benefit features is the base contract mortality, expense, and guaranteed death and living benefit rider fees charged to the contract owner, less the costs of administering the product and providing for the guaranteed death and living benefits.

The Company's retail variable annuity contracts offer one or more of the following guaranteed death and living benefits:

Guaranteed Minimum Death Benefits (GMDB)

  Standard. Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the premiums paid by the customer, adjusted for withdrawals.
  Ratchet. Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Standard or (2) the maximum policy anniversary (or quarterly) value of the variable annuity, adjusted for withdrawals.
  Rollup. Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the aggregate premiums paid by the contract owner, with interest at the contractual rate per annum, adjusted for withdrawals. The Rollup may be subject to a maximum cap on the total benefit.
  Combo. Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Ratchet or (2) Rollup.

Guaranteed Minimum Living Benefits

Guaranteed Minimum Income Benefit (GMIB). Guarantees a minimum income payout, exercisable only on a contract anniversary on or after a specified date, in most cases 10 years after purchase of the GMIB rider. The income payout is determined based on contractually established annuity factors multiplied by the benefit base. The benefit base equals the premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7% or 6% depending on the version of the benefit) and ratchet frequency subject to maximum caps which vary by product version (200%, 250% or
300% of initial premium).

C-59

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit for Life (GMWB/GMWBL). Guarantees
an annual withdrawal amount for a specified period of time (GMWB) or life (GMWBL) that is calculated as a percentage of the benefit base that equals premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7%, 6% or 0%, depending on versions of the benefit) and ratchet frequency (primarily annually or quarterly, depending on versions). The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on versions of the benefit. A joint life-time withdrawal benefit option was available to include coverage for spouses. Most versions of the withdrawal benefit included reset and/or step-up features that may increase the guaranteed withdrawal amount in certain conditions. Earlier versions of the withdrawal benefit guarantee that annual withdrawals of up to 7.0% of eligible premiums may be made until eligible premiums previously paid by the contract owner are returned, regardless of account value performance. Asset allocation requirements apply at all times where withdrawals are guaranteed for life.

Guaranteed Minimum Accumulation Benefit (GMAB). Guarantees that the account value will be at least 100% of the eligible premiums paid by the customer after 10 years, adjusted for withdrawals. We offered an alternative design that guaranteed the account value to be at least 200% of the eligible premiums paid by contract owners after 20 years.

The following assumptions and methodology were used to determine the guaranteed reserves for retail variable annuity contracts at December 31, 2013 and 2012:

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios
Mean investment performance	GMDB: The mean investment performance varies by fund group. In general the Company groups all separate account returns into 6 fund groups and generate stochastic returns for each of these fund groups. The overall mean blended separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.
GMIB: the overall blended mean is 8.1% based on a single fund group.
GMAB / GMWB / GMWBL: Zero rate curve.
Volatility	GMDB: 15.8% for 2013 and 2012.
GMIB: 15.8% for 2013 and 2012.
GMAB / GMWB / GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.
Mortality	Depending on the type of benefit and gender, the Company uses Annuity 2000 basic table with mortality improvement through 2013, further adjusted for company experience.
Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-
moneyness.
Discount rates	GMDB / GMIB: 5.5% for 2013 and 2012.
GMAB / GMWB / GMWBL: Zero rate curve plus adjustment for nonperformance risk.

Variable annuity contracts containing guaranteed minimum death and living benefits expose the Company to equity risk. With a decline in the equity markets, the Company has exposure to increasing claims due to the guaranteed minimum benefits. On the other hand, with an increase in the equity markets, the Company's exposure to risks associated with the guaranteed minimum benefits generally decreases. In order to mitigate the risk associated with guaranteed death and living benefits, the Company enters into reinsurance agreements and derivative positions on various public market indices chosen to closely replicate contract owner variable fund returns.

The calculation of the GMDB, GMIB, GMAB, GMWB, and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed living benefit feature.

C-60

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The liabilities for variable annuity contracts containing guaranteed minimum death and living benefits are recorded in separate account liabilities as follows as of December 31, 2013 and 2012. The separate account liabilities may include more than one type of guarantee. These liabilities are subject to the requirements for additional reserve liabilities under ASC Topic 944, which are recorded on the Balance Sheet in Future policy benefits and contract owner account balances. The paid and incurred amounts were as follows for the years ended December 31, 2013, 2012 and 2011:

	GMDB	GMAB/GMWB	GMIB	GMWBL
Separate account liability at December 31, 2013	$ 42,008.3	$ 878.2	$ 15,479.8	$ 16,163.0

Separate account liability at December 31, 2012	$ 39,799.1	$ 954.1	$ 14,503.9	$ 15,249.5

Additional liability balance:
Balance at January 1, 2011	$ 373.9	$ 77.0	$ —	$ 217.5
Incurred guaranteed benefits	246.7	40.1	—	1,520.6
Paid guaranteed benefits	(110.3)	(2.2)	—	—
Balance at December 31, 2011	510.3	114.9	—	1,738.1
Incurred guaranteed benefits	94.2	(38.3)	—	(226.3)
Paid guaranteed benefits	(116.5)	(0.6)	—	—
Balance at December 31, 2012	488.0	76.0	—	1,511.8
Incurred guaranteed benefits	(59.8)	(46.8)	—	(1,097.8)
Paid guaranteed benefits	(89.2)	(0.5)	—	—
Balance at December 31, 2013	$ 339.0	$ 28.7	$ —	$ 414.0

The Company also calculates additional liabilities for FIA contracts with guaranteed withdrawal benefits. The additional liability represents the expected value of these benefits in excess of the projected account balance, and is accreted based on assessments over the accumulation period of the contract. The additional liability for FIA guaranteed withdrawal benefits was $35.1 and $22.8, as of December 31, 2013 and 2012, respectively. The additional liability is recorded in Future policy benefits and contract owner account balances on the Balance Sheet.

The net amount at risk for the GMDB, GMAB and GMWB benefits is equal to the guaranteed value of these benefits in excess of the account values.

The net amount at risk for the GMIB and GMWBL benefits is equal to the excess of the present value of the minimum guaranteed annuity payments available to the contract owner over the current account value.

C-61

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of the dates indicated.

	In the Event of
	Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
December 31, 2013
Separate account value	$ 42,008.3	$ 878.2	$ 15,479.8	$ 16,163.0
Net amount at risk, net of reinsurance	$ 5,007	$ 19	$ —	$ —
Weighted average attained age	70	70	0	0

December 31, 2012
Separate account value	$ 39,799.1	$ 954.1	$ 14,503.9	$ 15,249.5
Net amount at risk, net of reinsurance	$ 6,921	38	$ —	$ —
Weighted average attained age	69	69	0	0

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2013 and 2012 was $42.0 billion and $39.8 billion, respectively.

8. Reinsurance

At December 31, 2013, the Company had reinsurance treaties with 13 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its life and annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities and universal life insurance policies.
In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliates, ReliaStar Life Insurance Company
("RLI") and SLD related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Effective May 1, 2005, we entered into a coinsurance agreement with our affiliate, SLD. Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by us between January 1, 2001 and December 31, 2003. The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. As of
December 31, 2013 and 2012, the receivable was $747.2 and $901.7, respectively.

Deposits and reinsurance recoverable was comprised of the following as of the dates indicated:
	December 31,
	2013	2012
Claims recoverable from reinsurers	$ 10.8	$ 8.0
Reinsurance reserves ceded	2,751.5	2,585.5
Deposits	747.2	901.7
Reinsurance receivable, net	421.1	512.3
Other	11.0	7.2
Total	$ 3,941.6	$ 4,014.7

C-62

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Premiums were reduced by the following amounts for reinsurance ceded for the periods indicated.

		December 31,
	2013	2012	2011
Premiums:
Direct premiums	$ 95.2	$ 16.3	$ 16.9
Reinsurance assumed	454.9	480.3	478.4
Reinsurance ceded	(113.8)	(37.6)	(39.1)
Net premiums	$ 436.3	$ 459.0	$ 456.2

9. Capital Contributions, Dividends and Statutory Information

Iowa insurance law imposes restrictions on an Iowa insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the
Iowa Insurance Commission.

Under Iowa law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company's earned statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2013, following receipt of required approval from the Iowa Insurance Division (the "Division")
and consummation of the IPO of ING U.S., Inc., the Company paid an extraordinary return of capital distribution of $230.0 to its
Parent. During the year ended December 31, 2012, following receipt of required approval from the Division, the Company paid an extraordinary return of capital distribution of $250.0 to its Parent. During the year ended December 31, 2011, the Company did not pay a dividend or return of capital distribution to its Parent.

During the years ended December 31, 2013 and 2012, the Company did not receive any capital contributions from its Parent.
During the year ended December 31, 2011 the Company received $44.0 in capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Division. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC.
The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

On May 8, 2013, the Company reset, on a one-time basis, its negative unassigned funds account as of December 31, 2012 (as reported in its 2012 statutory annual statement) to zero (with an offsetting reduction in gross paid-in capital and contributed surplus).
The reset was made pursuant to a permitted practice in accordance with statutory accounting practices granted by the Division.
This permitted practice had no impact on total capital and surplus of the Company and was been reflected in the Company's second quarter 2013 statutory financial statements.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Division. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis.
Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Division, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending

C-63

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $(55.8), $(9.1) and $386.0, for the years ended December 31, 2013, 2012 and 2011, respectively.
Statutory capital and surplus was $1.9 billion and $2.2 billion as of December 31, 2013 and 2012, respectively.

10.	Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated:
			December 31,
		2013	2012	2011
Fixed maturities, net of OTTI		$ 827.5	$ 2,004.5	$ 1,331.1
Equity securities, available-for-sale		2.3	3.4	1.0
Derivatives		0.4	(0.7)	(1.1)
DAC/VOBA and Sales inducements adjustments on available-for-
sale securities		(341.5)	(1,283.3)	(1,134.1)
Other		(35.3)	(35.4)	(35.7)
Unrealized capital gains (losses), before tax		453.4	688.5	161.2
Deferred income tax asset (liability)		26.9	(55.3)	82.7
Unrealized capital gains (losses), after tax		480.3	633.2	243.9
Pension and other postretirement benefits liability, net of tax		0.9	1.0	1.2
AOCI		$ 481.2	$ 634.2	$ 245.1

C-64

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Statements of Operations, were as follows for the periods indicated:

	Year Ended December 31, 2013
	Before-Tax			After-Tax
	Amount		Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ (1,186.1)	$ 415.0		$ (771.1)
Equity securities	(1.1)		0.4	(0.7)
Other	0.1		— *	0.1
OTTI	17.7		(6.2)	11.5
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Statements of Operations	(8.6)		3.0	(5.6)
DAC/VOBA and Sales inducements	941.8	(1)	(329.6)	612.2
Change in unrealized gains/losses on available-for-sale
securities	(236.2)		82.6	(153.6)

Derivatives:
Derivatives	1.1	(2)	(0.4)	0.7
Adjustments related to effective cash flow hedges for
amounts recognized in Net investment income in the
Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	1.1		(0.4)	0.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Statements of Operations	(0.2) (3)		0.1	(0.1)
Change in pension and other postretirement benefits
liability	(0.2)		0.1	(0.1)
Change in Other comprehensive income (loss)	$ (235.3)	$ 82.3		$ (153.0)

*	Less than $0.1.
(1)	See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2)	See "Note 3. Derivative Financial Instruments" for additional information.
(3)	See "Note 12. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.

C-65

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 808.3	$ (236.4) (4)	$ 571.9
Equity securities	2.4	(0.8)	1.6
Other	0.3	(0.1)	0.2
OTTI	12.7	(4.5)	8.2
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Statements of Operations	(147.6)	51.7	(95.9)
DAC/VOBA and Sales inducements	(149.2) (1)	52.2	(97.0)
Change in unrealized gains/losses on available-for-sale
securities	526.9	(137.9)	389.0

Derivatives:
Derivatives	0.4 (2)	(0.1)	0.3
Adjustments related to effective cash flow hedges for
amounts recognized in Net investment income in the
Statements of Operations	—	—	—
Change in unrealized gains/losses on derivatives	0.4	(0.1)	0.3

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Statements of Operations	(0.2) (3)	—	(0.2)
Change in pension and other postretirement benefits
liability	(0.2)	—	(0.2)
Change in Other comprehensive income (loss)	$ 527.1	$ (138.0)	$ 389.1
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 12. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $39.7 valuation allowance. See "Note 11. Income Taxes" for additional information.

C-66

	ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
	Notes to the Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

			Year Ended December 31, 2011
		Before-Tax			After-Tax
		Amount		Income Tax	Amount
	Available-for-sale securities:
	Fixed maturities	$ 652.5	$ (149.4) (4)		$ 503.1
	Equity securities	(5.9)		2.1	(3.8)
	Other	—		—	—
	OTTI	29.0		(10.2)	18.8
	Adjustments for amounts recognized in Net realized capital
	gains (losses) in the Statements of Operations	(32.8)		11.5	(21.3)
	DAC/VOBA and Sales inducements		(624.0) (1)	218.4	(405.6)
	Change in unrealized gains/losses on available-for-sale
	securities	18.8		72.4	91.2

	Derivatives:
	Derivatives		(1.4) (2)	0.5	(0.9)
	Adjustments related to effective cash flow hedges for
	amounts recognized in Net investment income in the
	Statements of Operations	—		—	—
	Change in unrealized gains/losses on derivatives	(1.4)		0.5	(0.9)

	Pension and other postretirement benefits liability:
	Amortization of prior service cost recognized in Operating
	expenses in the Statements of Operations	—	(3)	—	—
	Change in pension and other postretirement benefits
	liability	—		—	—
	Change in Other comprehensive income (loss)	$ 17.4	$ 72.9		$ 90.3
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
	(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 12. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $79.0 valuation allowance. See "Note 11. Income Taxes" for additional information.

11.	Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated.
			Year Ended December 31,
		2013		2012	2011
	Current tax expense (benefit):
	Federal	$ 187.4		$ 266.6	$ (195.8)
	Total current tax expense (benefit)		187.4	266.6	(195.8)
	Deferred tax expense (benefit):
	Federal		(1.9)	(84.3)	64.5
	Total deferred tax expense (benefit)		(1.9)	(84.3)	64.5
	Total income tax expense (benefit)	$ 185.5		$ 182.3	$ (131.3)

C-67

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Income (loss) before income taxes	$ 168.6	$ 5.3	$ 20.8
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	59.0	1.9	7.3
Tax effect of:
Dividends received deduction	(84.0)	(72.9)	(30.3)
Valuation allowance	203.6	247.9	(109.0)
Audit settlements	—	(0.1)	3.3
Tax credits	(0.4)	(2.0)	(2.0)
Prior year tax	7.2	6.9	—
Other	0.1	0.6	(0.6)
Income tax expense (benefit)	$ 185.5	$ 182.3	$ (131.3)

Temporary Differences The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2013	2012
Deferred tax assets
Insurance reserves	$ 493.6	$ 1,035.9
Investments	1,033.1	940.6
Compensation and benefits	44.8	29.4
Other assets	86.8	183.0
Total gross assets before valuation allowance	1,658.3	2,188.9
Less: Valuation allowance	423.9	220.3
Assets, net of valuation allowance	1,234.4	1,968.6

Deferred tax liabilities
Deferred policy acquisition costs	(864.2)	(1,293.8)
Net unrealized investment (gains) losses	(278.2)	(652.1)
Value of business acquired	(20.5)	(20.6)
Other liabilities	(20.2)	(35.0)
Total gross liabilities	(1,183.1)	(2,001.5)
Net deferred income tax asset (liability)	$ 51.3	$ (32.9)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31,
2013 and 2012, the Company had valuation allowances of $609.6 and $406.0, respectively, that were allocated to continuing operations, and $(185.7) that was allocated to Other comprehensive income. Therefore, after consideration of available sources of taxable income required to realize the Company's deferred tax assets in the future, the Company had a tax valuation allowance of $423.9 and $220.3 related to deferred tax assets as of December 31, 2013 and 2012, respectively.

C-68

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2013, 2012 and 2011, the increases (decreases) in the valuation allowances were $203.6, $208.2 and $(188.0), respectively. In 2013, 2012 and 2011, there were increases (decreases) of $203.6, $247.9 and $(109.0), respectively, in the valuation allowance that were allocated to operations. In 2013, there were no changes in the valuation allowance allocated to Other comprehensive income. In 2012 and 2011, there were (decreases) of $(39.7) and $(79.0), respectively, that were allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a receivable from ING U.S., Inc. of $22.6 as of December 31, 2013, and a payable of $22.6 as of December 31,
2012, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of ING U.S., Inc. Generally, the Company's financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of ING U.S., Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The Company's tax sharing agreement with ING U.S., Inc. states that for each taxable year prior to January 1, 2013, during which the Company is included in a consolidated federal income tax return with ING U.S., Inc., ING U.S., Inc. will pay to the Company an amount equal to the tax benefit of the Company's net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Effective January 1, 2013, the Company entered into a new tax sharing agreement with ING U.S., Inc. which provides that, for
2013 and subsequent years, ING U.S., Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2013	2012	2011
Balance at beginning of period	$ 2.7	$ 2.7	$ 28.0
Additions for tax positions related to prior years	—	—	6.1
Reductions for tax positions related to prior years	—	—	(6.1)
Reductions for settlements with taxing authorities	—	—	(25.3)
Balance at end of period	$ 2.7	$ 2.7	$ 2.7

The Company had $2.7 of unrecognized tax benefits for the years ended December 31, 2013, 2012 and 2011, which would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had no accrued interest as of
December 31, 2013 and 2012.

Tax Regulatory Matters

During the first quarter 2013, the Internal Revenue Service ("IRS") completed its examination of ING U.S., Inc.'s return for tax year 2011. The 2011 audit settlement did not have a material impact on the Company's financial statements. ING U.S., Inc. is currently under audit by the IRS, and it is expected that the examination of tax year 2012 will be finalized within the next twelve

C-69

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

months. ING U.S., Inc. and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2012 through
2014.

The timing of the payment (if any) of the unrecognized tax benefit of $2.7 cannot be reliably estimated.

12. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING U.S. Retirement Plan (the "Retirement
Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

Beginning January 1, 2012, the Retirement Plan implemented a cash balance pension formula instead of a final average pay ("FAP")
formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4%
of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the IRS in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the
Company's employ. For participants in the Retirement Plan as of December 31, 2013, there will be a two-year transition period from the Retirement Plan's current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). The costs allocated to the Company for its employees' participation in the Retirement Plan were $2.3, $7.7 and $11.5, for the years ended December 31, 2013, 2012 and 2011, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING U.S. Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING
North America and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan was most recently amended effective January 1, 2011, to permit Roth
401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated November 4, 2013. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $3.6, $3.2 and $3.3, for the years ended December 31,
2013, 2012 and 2011, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the
Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-70

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs for the periods presented:
	Year Ended December 31,
	2013	2012
Change in benefit obligation:
Benefit obligation, January 1	$ 24.9	$ 25.2
Interest cost	0.9	1.2
Benefits paid	(1.3)	(1.3)
Actuarial (gains) losses on obligation	(4.6)	(0.2)
Benefit obligation, December 31	$ 19.9	$ 24.9

Amounts recognized on the Balance Sheets consist of:
	December 31,
	2013	2012
Accrued benefit cost	$ (19.9)	$ (24.9)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(0.2)	(0.2)
Net amount recognized	$ (20.1)	$ (25.1)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2013 and 2012, benefit obligation for the SERPs were as follows:

		December 31,
	2013		2012
Discount rate		4.95%		4.05%
Rate of compensation increase		4.00%		4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.95% was the appropriate discount rate as of December 31, 2013, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:
	2013	2012		2011
Discount rate	4.05%		4.75%		5.50%
Rate of compensation increase	4.00%		4.00%		4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-71

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs were as follows for the periods presented:
	Year Ended December 31,
	2013	2012	2011
Interest cost	$ 0.9	$ 1.2	$ 1.3
Amortization of prior service cost (credit)	—	(0.1)	—
Net (gain) loss recognition	(4.6)	(0.2)	(0.2)
Net periodic (benefit) cost	$ (3.7)	$ 0.9	$ 1.1

Cash Flows

In 2014, the employer is expected to contribute $1.1 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2014 through 2018, and thereafter through 2023, are estimated to be $1.1, $1.1, $1.2, $1.1, $1.2 and
$6.3, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 Omnibus Employee Incentive Plan ("the Omnibus Plan") sponsored by ING U.S., Inc., with respect to awards granted in 2013. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plan, that upon vesting, will be issuable in ING
U.S., Inc. common stock.

The Company was allocated compensation expense from ING and ING U.S., Inc. of $9.7, $6.8 and $4.3, for the years ended
December 31, 2013, 2012 and 2011, respectively.

The Company recognized tax benefits/(expenses) of $1.2, $(3.0) and $1.5 in December 31, 2013, 2012 and 2011, respectively.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service MedicareAdvantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The ING U.S. Deferred Compensation Savings Plan is a non-qualified deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2013, 2012 and 2011, were $3.8, $3.5 and $3.4, respectively.

C-72

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

13. Commitments and Contingencies

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2013, 2012 and 2011, rent expense for leases was $6.8, $6.9 and $7.7 respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2014 through 2017 are estimated to be $7.3,
$7.3, $7.0 and $5.3, respectively, and none thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company were paid for by an affiliate and allocated back to the
Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2013 and 2012, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $252.7and $304.7, respectively.

Federal Home Loan Bank Funding

The Company is a member of the FHLB and is required to maintain collateral to back funding agreements issued to the FHLB.
As of December 31, 2013 and 2012, the Company had $1,090.2 and $1,548.0, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and contract owner account balances on the Balance Sheets. As of December 31, 2013 and 2012, assets with a market value of $1,266.8 and $1,855.1, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, on the Balance Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The
Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, LOC and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2013	2012
Fixed maturity collateral pledged to FHLB	$ 1,266.8	$ 1,855.1
FHLB restricted stock(1)	53.6	78.9
Other fixed maturities-state deposits	11.3	12.1
Securities pledged(2)	959.2	714.0
Total restricted assets	$ 2,290.9	$ 2,660.1

(1) Reported in Other investments on the Balance Sheets.
(2) Includes the fair value of loaned securities of $128.5 and $134.7 as of December 31, 2013 and 2012, respectively, which is included in Securities pledged on the Balance Sheets. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $830.7 and $579.3, respectively, which was included in Securities pledged on the Balance Sheets.

C-73

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of
December 31, 2013, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

C-74

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

14. Related Party Transactions Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

• Underwriting and distribution agreement with Directed Services LLC ("DSL") (successor by merger to Directed Services,
Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2013, 2012 and
2011, commissions were incurred in the amounts of $218.4, $208.0 and $201.1 respectively.

• Asset management agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset management, administration and accounting services for ING USA's general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2013, 2012 and
2011, expenses were incurred in the amounts of $50.0, $50.3 and $56.2, respectively.

• Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31,
2013, 2012 and 2011, revenue under the DSL intercompany agreement was $147.4, $141.1 and $143.4, respectively.

• Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31,
2013, 2012 and 2011, revenue under the IIM intercompany agreement was $34.7, $33.8 and $35.3, respectively.

• Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology and finance and treasury services. For the years ended
December 31, 2013 2012 and 2011, expenses were incurred in the amounts of $101.9, $109.3 and $110.3, respectively.
Effective October 1, 2010, the services agreement with ING North America dated January 1, 2001, was amended in order for the Company to provide ING North America with use of the corporate office facility at 5780 Powers Ferry Road,
N.W., Atlanta, GA (the "Atlanta Office") in exchange for ING North America's payment of the Company's direct and indirect costs for the Atlanta Office.

• Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting and other services. For the years ended December 31, 2013, 2012 and 2011, expenses related to the agreements were incurred in the amount of $12.1, $16.4 and $14.0 ,respectively.

• Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York ("RLNY"),
an affiliate and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2013, 2012 and 2011, revenue related to the agreement was $2.2, $3.3 and $3.1, respectively.

• Services agreement between the Company, SLD, an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company and SLD with respect to GICs. For the years ended
December 31, 2013, 2012 and 2011, the Company incurred expenses of $4.1, $4.0 and $3.6, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-75

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements Reinsurance Ceded Waiver of Premium - Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, SLDI. Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from RLI, related to the Group Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under "Reinsurance Assumed" below.

Upon inception of the agreement, the Company paid SLDI a premium of $245.6. At the same time, the Company established a funds withheld liability for $188.5 to SLDI and SLDI purchased a $65.0 letter of credit ("LOC") to support the ceded Statutory reserves of $245.6. In addition, the Company recognized a gain of $17.9 based on the difference between the premium paid and the ceded U.S. GAAP reserves of $227.7, which offsets the $57.1 ceding allowance paid by SLDI. The ceding allowance will be amortized over the life of the business.

As of December 31, 2013 and 2012, the value of the funds withheld liability under this agreement was $190.9 and $191.4, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of December 31, 2013 and 2012, the Company had an embedded derivative under this agreement with a value of $(3.3) and $7.7, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Guaranteed Living Benefit - Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with an affiliate, SLDI, covering 100%
of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended December 31, 2013, 2012 and 2011, revenue related to the agreement was $12.3,
$12.0 and $12.4, respectively.

Effective July 1, 2009, the reinsurance agreement was amended and restated to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of
$3.2 billion to the Company and the Company deposited those assets into a funds withheld trust account. As of December 31,
2013, the assets on deposit in the trust account were $3.5 billion. The Company also established a corresponding funds withheld liability to SLDI, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. Funds held under reinsurance treaties with affiliates had a balance of $3.6 billion, as of December 31, 2013 and 2012. In addition, as of
December 31, 2013 and 2012, the Company had an embedded derivative with a value of $(34.7) and $293.6, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, IIM, as subadvisor for the funds withheld account.

Effective October 1, 2011, the Company and SLDI entered into an amended and restated automatic reinsurance agreement in order to provide more flexibility to the Company and SLDI with respect to the collateralization of the reserves related to the variable annuity guaranteed living benefits reinsured under the agreement. As of December 31, 2013 and 2012, reserves ceded by the
Company under this agreement were $2.1 billion. In addition, a deferred loss in the amount of $315.7 and $343.9 as of December 31,
2013 and 2012, respectively, is included in Other assets on the Balance Sheets and is amortized over the period of benefit.

On May 8, 2013, following the ING U.S., Inc. IPO, ING U.S., Inc. made a capital contribution in the amount of $1.8 billion into
SLDI, which SLDI deposited into the funds withheld trust account established to provide collateral for the variable annuity

C-76

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

guaranteed living benefit riders ceded to SLDI under the amended and restated automatic reinsurance agreement. Upon deposit of such contributed capital into the funds withheld trust, the Company submitted to ING Bank N.V. ("ING Bank") $1.5 billion of contingent capital LOC issued by ING Bank under the $1.5 billion contingent capital LOC facility between ING Bank and SLDI, and the contingent capital LOCs were canceled and the facility was terminated.

Multi-year Guaranteed Fixed Annuity - Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, SLD. Under the terms of the agreement,
SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31, 2003. In addition, the Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and
$2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. As of December 31, 2013 and 2012, the receivable was $747.2 and $901.7, respectively, and is adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $4.8, $10.8 and
$7.2, for the years ended December 31, 2013, 2012 and 2011, respectively, which is recorded in Other expenses in the Statements of Operations.

Universal Life - Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2013 and 2012, reserves ceded by the Company under this agreement were $19.4 and $19.3, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes, from time to time, certain GICs to SLD on a 100% coinsurance basis. The
Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business. Senior management of the Company has established a current maximum of $4.0 billion for GIC reserves ceded under this agreement.

GIC reserves ceded by the Company under this agreement were $227.2 and $505.6 at December 31, 2013 and 2012, respectively.

Reinsurance Assumed

Level Premium Term Life Insurance - Stop-loss

Effective October 1, 2010, the Company entered into a stop-loss agreement with its affiliate, RLI under which the Company agreed to indemnify and reinsure RLI for the aggregate mortality risk under certain level premium term life insurance policies issued by
RLI between January 1, 2009 and December 31, 2009 and certain level premium term life insurance policies assumed by RLI from RLNY under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

Effective April 1, 2012, the agreement was recaptured by RLI and terminated, and there was no consideration received by the
Company upon such recapture and termination.

C-77

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Company entered into a stop-loss agreement with RLI, which was amended and restated April 1,
2012 to include the recaptured business described above, under which the Company agreed to indemnify RLI, and RLI agreed to reinsure with the Company, the aggregate mortality risk under the combined blocks of level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and also between January 1, 2012 and December 31, 2012. This coverage included certain level premium term life insurance policies assumed by RLI from RLNY an Automatic Coinsurance
Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.3 and $0.9 as of
December 31, 2013 and 2012, respectively, is included in Other liabilities on the Balance Sheets.The fee is accrued and subsequently settled in cash each quarterly accounting period.

Effective July 1, 2012, the Company entered into a stop-loss agreement with its affiliate, SLD under which the Company agrees to indemnify SLD, and SLD agrees to reinsure with the Company, aggregate mortality risk under certain level premium term life insurance policies assumed by SLD from RLI and written by either RLI or RLNY with issue dates between January 1, 2007 and
March 31, 2008 and between January 1, 2010 and December 31, 2010. Under the terms of the agreement, the Company will make benefit payments to SLD equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreements are accounted for using the deposit method. A fee receivable from affiliate of $0.8 and $0.9 as of
December 31,2013and2012,respectively,isincludedinOtherliabilitiesontheBalanceSheets. Thefeeisaccruedandsubsequently
settled in cash each quarterly accounting period.

Group Annual Term - Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI's net retained liability under certain
Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of "Waiver of Premium
Coinsurance Funds Withheld" agreement between the Company and SLDI under "Reinsurance Ceded" above). As of December 31,
2013 and 2012, reserves assumed by the Company under this agreement were $454.7 and $456.4, respectively.

As of December 31, 2013 and 2012, the value of the funds withheld by ceding companies under this agreement was $488.6 and
$486.4, respectively, which is included in Deposit and reinsurance recoverable on the Balance Sheets. In addition, as of
December 31, 2013 and 2012, the Company had an embedded derivative under this agreement with a value of $(8.4) and $19.6, respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING U.S., Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January
2004 and based upon its renewal on January 14, 2014, expires on January 14, 2024, either party can borrow from the other up to
3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. During the years ended December 31, 2013, 2012 and 2011, interest on any ING USA borrowing was charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus 0.15%. During the years ended December 31, 2013, 2012 and 2011, interest on any ING
U.S., Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase

C-78

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

with a similar duration. Effective January 2014, interest on any borrowing by either the Company or ING U.S., Inc. is charged at a rate based on the prevailing market rate for similar third-party borrowings or securities.

Under this agreement, the Company did not incur interest expense for the year ended December 31, 2013, 2012 and 2011. The
Company earned interest income of $0.0, $0.4 and $1.0, for the years ended December 31, 2013, 2012 and 2011, respectively.
Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of
Operations. As of December 31, 2013 and 2012, the Company did not have any outstanding receivable with ING U.S., Inc. under the reciprocal loan agreement.

Long-Term Debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa
Insurance Commissioner. Interest expense was $2.8 for each of the years ended December 31, 2013, 2012 and 2011, respectively.
On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, RLI and SLDI. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance
Commissioner. Interest expense was $25.4 for each of the years ended December 31, 2013, 2012 and 2011, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent, Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company,
ING Insurance, which has been guaranteed by Lion's immediate parent, ING U.S., Inc.

The funding agreement was scheduled to mature on August 10, 2012, however it was terminated on September 14, 2011, with an early termination fee paid to the Company of $3.2.

Back-up Facility

On January 26, 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the
Dutch State on an Illiquid Asset Back-up Facility (the "Alt-A Back-up Facility") regarding Alt-A RMBS owned by certain subsidiaries of ING U.S., Inc., including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $1.6 billion par Alt-A RMBS portfolio to ING Support Holding B.V. ("ING Support Holding"), a wholly owned subsidiary of ING Group by means of the granting of a participation interest to ING Support Holding. ING and ING Support
Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this transaction, the Company retained 20% of the exposure for any results on the $1.6 billion Alt-A RMBS portfolio.

The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $1.2 billion, and was recorded as Loan-Dutch State Obligation on the Balance Sheets (the "Dutch State Obligation").
Under the transaction, other fees were payable by both the Company and the Dutch State.

On November 13, 2012, ING, all participating ING U.S., Inc. subsidiaries, including the Company, ING Support Holding and
ING Bank entered into restructuring arrangements with the Dutch State, which closed the following day (the "Termination
Agreement"). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continued to own 20% of the Alt-A
RMBS and had the right to sell these securities, subject to a right of first refusal granted to ING Bank. Effective March 14, 2014, the right of first refusal granted to ING Bank was terminated and the Company may freely dispose of these securities.

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ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Derivatives

As of December 31, 2013 and 2012, the Company had call options with a notional amount of $176.5 and $256.7, respectively, and market value of $7.4 and $2.8, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

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